    As filed with the Securities and Exchange Commission on April 12, 2012



                                                            File Nos. 333-125757

                                                                      811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []


                        Post-Effective Amendment No. 18                      [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 435                             [x]



                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Michael K. Farrell

                                   President

                    MetLife Investors USA Insurance Company

                               c/o 10 Park Avenue

                              Morristown, NJ 07962

                                 (973) 355-4000


                                  COPIES TO:


                                Stephen E. Roth


                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415


                                 (202) 383-0158



                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[x]    on April 30, 2012 pursuant to paragraph (b) of Rule 485.


[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                         METLIFE INVESTORS USA INSURANCE COMPANY



                                                                             AND



                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                              MARQUIS PORTFOLIOS




                           (OFFERED BETWEEN NOVEMBER 7, 2005 AND APRIL 30, 2012)





                                                                  APRIL 30, 2012



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.



The annuity contract has 44 investment choices. You can put your money in any of these Investment Portfolios.







AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2):

     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

     Templeton Foreign Securities Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I):

     Legg Mason ClearBridge Variable Appreciation Portfolio
     Legg Mason ClearBridge Variable Large Cap Value Portfolio
     Legg Mason ClearBridge Variable Small Cap Growth Portfolio


LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I):

     Legg Mason Western Asset Variable Global High Yield Bond Portfolio


MET INVESTORS SERIES TRUST:

     BlackRock High Yield Portfolio (Class A)
     BlackRock Large Cap Core Portfolio (Class E)
     Clarion Global Real Estate Portfolio (Class B)
     Dreman Small Cap Value Portfolio (Class A)
     Harris Oakmark International Portfolio (Class A)
     Invesco Small Cap Growth Portfolio (Class A)
     Janus Forty Portfolio (Class A)
     Lazard Mid Cap Portfolio (Class B)
     Legg Mason ClearBridge Aggressive Growth Portfolio (Class B)
     Lord Abbett Mid Cap Value Portfolio (Class B)
     Met/Eaton Vance Floating Rate Portfolio (Class B)
     Met/Frankin Mutual Shares Portfolio (Class B)
     Met/Templeton Growth Portfolio (Class B)
     MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B)
     MFS (Reg. TM) Research International Portfolio (Class B)
     Morgan Stanley Mid Cap Growth Portfolio (Class B)
     PIMCO Inflation Protected Bond Portfolio (Class B)
     PIMCO Total Return Portfolio (Class B)
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class E)
     RCM Technology Portfolio (Class B)


     T. Rowe Price Large Cap Value Portfolio (Class B)


     Third Avenue Small Cap Value Portfolio (Class B)
     Van Kampen Comstock Portfolio (Class B)




METROPOLITAN SERIES FUND:


     BlackRock Bond Income Portfolio (Class E)
     BlackRock Legacy Large Cap Growth Portfolio (Class A)
     BlackRock Money Market Portfolio (Class E)
     Davis Venture Value Portfolio (Class A)
     FI Value Leaders Portfolio (Class D)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Core Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class F)
     MFS (Reg. TM) Value Portfolio (Class A)


     Neuberger Berman Genesis Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class A)

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.



To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2012. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 75 of this prospectus. For a free copy of the SAI, call us at (800) 842-9325, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2012

TABLE OF CONTENTS                         PAGE






INDEX OF SPECIAL TERMS..................   4
HIGHLIGHTS..............................   5
FEE TABLES AND EXAMPLES.................   7
1. THE ANNUITY CONTRACT.................  14
     Market Timing......................  14
2. PURCHASE.............................  15
     Purchase Payments..................  15
     Termination for Low Account Value..  15
     Allocation of Purchase Payments....  15
     Free Look..........................  16
     Accumulation Units.................  16
     Account Value......................  16
     Replacement of Contracts...........  17
3. INVESTMENT OPTIONS...................  17
     Transfers..........................  20
     Automatic Rebalancing Program......  23
     Marquis Asset Allocation Program...  23
     Voting Rights......................  25
     Substitution of Investment Options.  25
4. EXPENSES.............................  25
     Product Charges....................  25
     Account Fee........................  27
     Guaranteed Minimum Income
       Benefit - Rider Charge...........  27
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit
         - Rider Charge.................  28
     Withdrawal Charge..................  30
     Premium and Other Taxes............  30
     Transfer Fee.......................  30
     Income Taxes.......................  30
     Investment Portfolio Expenses......  30
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  30
     Annuity Date.......................  30
     Annuity Payments...................  31
     Annuity Options....................  31
6. ACCESS TO YOUR MONEY.................  34
     Systematic Withdrawal Program......  34
     Suspension of Payments or
       Transfers........................  35
7. LIVING BENEFITS......................  35
     Overview of Living Benefit Riders..  35
     Guaranteed Income Benefits.........  36
     Description of GMIB Plus III.......  37
     Description of GMIB Plus II........  42
     Description of GMIB Plus I.........  44
     Description of GMIB II.............  44
     Guaranteed Withdrawal Benefits.....  45
     Description of the Lifetime
       Withdrawal Guarantee II..........  47


     Description of the Lifetime
       Withdrawal Guarantee I...........  52
     Description of the Principal
       Guarantee........................  53
     Description of the Principal
       Guarantee Value..................  56
8. PERFORMANCE..........................  56
9. DEATH BENEFIT........................  57
     Upon Your Death....................  57
     Standard Death Benefit - Principal
       Protection.......................  58
     Optional Death Benefit - Annual
       Step-Up..........................  58
     Optional Death Benefit - Enhanced
       Death Benefit II.................  59
     Description of Enhanced Death
       Benefit I........................  63
     Optional Death Benefit -
       Compounded-Plus..................  63
     Additional Death Benefit -
       Earnings Preservation Benefit....  64
     General Death Benefit Provisions...  64
     Spousal Continuation...............  65
     Death of the Annuitant.............  65
     Controlled Payout..................  66
10. FEDERAL INCOME TAX STATUS...........  66
     Taxation of Non-Qualified
       Contracts........................  66
     Taxation of Qualified Contracts....  68
     Puerto Rico Tax Considerations.....  71
     Tax Benefits Related to the Assets
       of the Separate Account..........  72
     Possible Tax Law Changes...........  72
11. OTHER INFORMATION...................  72
     MetLife Investors USA..............  72
     The Separate Account...............  72
     Distributor........................  73
     Selling Firms......................  73
     Requests and Elections.............  74
     Ownership..........................  75
     Legal Proceedings..................  76
     Financial Statements...............  76
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  76
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     Guaranteed Minimum Income Benefit
       Examples......................... C-1
APPENDIX D.............................. D-1
     Guaranteed Withdrawal Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Death Benefit Examples............. E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 16
Accumulation Phase....................................................... 14
Accumulation Unit........................................................ 16
Annual Benefit Payment............................................ 48 and 53
Annuitant................................................................ 75
Annuity Date............................................................. 30
Annuity Options.......................................................... 31
Annuity Payments......................................................... 30
Annuity Units............................................................ 31
Beneficiary.............................................................. 75
Benefit Base............................................................. 53
Business Day............................................................. 15
Contract Year..................................................... 15 and 35
Death Benefit Base....................................................... 59
Good Order............................................................... 74
Guaranteed Withdrawal Amount............................................. 54
GWB Withdrawal Rate...................................................... 53
Income Base.............................................................. 37
Income Phase............................................................. 14
Investment Portfolios.................................................... 17
Joint Owners............................................................. 75
Non-Qualified Contract................................................... 66
Owner.................................................................... 75
Purchase Payment......................................................... 15
Qualified Contract....................................................... 66
Remaining Guaranteed Withdrawal Amount................................... 47
Separate Account......................................................... 72
Total Guaranteed Withdrawal Amount....................................... 47

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit
(GMIB) or a guaranteed withdrawal benefit (GWB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account".)


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we do not assess a withdrawal charge. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (a partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 842-9325



ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE      None
TRANSFER FEE (Note 1)  $25
                       $0 (First 12 per year)




THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.




ACCOUNT FEE (Note 1)  $40


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)


(as a percentage of average Account Value in the Separate Account)





Mortality and Expense Charge (Note 3)        1.55%
Administration Charge                        0.15%
                                             ----
Total Separate Account Annual Expenses       1.70%
Death Benefit Rider Charges (Optional)
(Note 4)
(as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest
Charges for Optional Death Benefits          2.30%
  (Note 5)


--------------------------------------------------------------------------------


Note 1. An account fee of $40 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. We are waiving the following amounts of the mortality and epense charge: 0.15% for the Western Asset Management U.S. Government Portfolio (Class
A) of Metropolitan Series Fund; and the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Money Market Portfolio (Class E) of Metropolitan Series Fund.


Note 4. See below for additional optional death benefits (Enhanced Death Benefit II and Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 5. This charge is determined by adding the mortality and expense charge, the administration charge, the Optional Death Benefit -

Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)




GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus III and GMIB Plus II -       1.50%
  maximum charge
  GMIB Plus III and GMIB Plus II -       1.15%
  current charge
  GMIB Plus I - maximum charge           1.50%
  GMIB Plus I - current charge           0.95%
  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version - maximum charge  1.60%
  Single Life version - current charge  1.45%
  Joint Life version - maximum charge   1.80%
  Joint Life version - current charge   1.70%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version - maximum charge  1.10%
  Single Life version - current charge  0.70%
  Joint Life version - maximum charge   1.50%
  Joint Life version - current charge   0.90%


   -----------------------------------------------------------------------------





Note 1. You may only elect one living benefit rider at a time. The GMIB Plus III rider is the only living benefit rider that the Enhanced Death Benefit II rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus III, GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Principal Guarantee - maximum charge   1.00%
  Principal Guarantee - current charge   0.50%
  Principal Guarantee Value              0.25%

ENHANCED DEATH BENEFIT (EDB) RIDER CHARGES
  (as a percentage of the Death Benefit
  Base (Note 5))
  EDB II - maximum charge                1.50%
  EDB II (issue age 69 or younger) -     0.80%
  current charge
  EDB II (issue age 70-75) - current     1.35%
  charge
  EDB I - maximum charge                 1.50%
  EDB I (issue age 69 or younger) -      0.95%
  current charge
  EDB I (issue age 70-75) - current      1.15%
  charge


   -----------------------------------------------------------------------------





Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount. The Principal Guarantee rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II." The Enhanced Death Benefit II and Enhanced Death Benefit I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





                                        Minimum     Maximum
                                        ----        ----
Total Annual Portfolio Expenses         0.49%       1.34%
(expenses that are deducted from
Investment Portfolio assets, including
management fees, 12b-1/service fees,
and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES


(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.







                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.TM)
 American Funds Global Growth Fund         0.53%        0.25%          0.02%      0.00%      0.80%          -          0.80%
 American Funds Growth Fund                0.32%        0.25%          0.02%      0.00%      0.59%          -          0.59%
 American Funds Growth-Income Fund         0.27%        0.25%          0.01%      0.00%      0.53%          -          0.53%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign Securities Fund         0.64%        0.25%          0.15%      0.01%      1.05%       0.00%         1.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable           0.71%        0.00%          0.05%      0.00%      0.76%       0.00%         0.76%
 Appreciation Portfolio
 Legg Mason ClearBridge Variable Large     0.65%        0.00%          0.08%      0.00%      0.73%       0.00%         0.73%
  Cap Value Portfolio
 Legg Mason ClearBridge Variable Small     0.75%        0.00%          0.14%      0.00%      0.89%       0.00%         0.89%
  Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Legg Mason Western Asset Variable         0.80%        0.00%          0.14%      0.00%      0.94%       0.00%         0.94%
  Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio            0.60%        0.00%          0.05%      0.00%      0.65%          -          0.65%
 BlackRock Large Cap Core Portfolio        0.59%        0.15%          0.05%      0.00%      0.79%       0.01%         0.78%
 Clarion Global Real Estate Portfolio      0.61%        0.25%          0.06%      0.00%      0.92%          -          0.92%
 Dreman Small Cap Value Portfolio          0.78%        0.00%          0.07%      0.00%      0.85%       0.00%         0.85%
 Harris Oakmark International Portfolio    0.77%        0.00%          0.08%      0.00%      0.85%       0.02%         0.83%
 Invesco Small Cap Growth Portfolio        0.85%        0.00%          0.03%      0.00%      0.88%       0.02%         0.86%
 Janus Forty Portfolio                     0.63%        0.00%          0.03%      0.00%      0.66%       0.01%         0.65%
 Lazard Mid Cap Portfolio                  0.69%        0.25%          0.06%      0.00%      1.00%          -          1.00%
 Legg Mason ClearBridge Aggressive         0.62%        0.25%          0.03%      0.00%      0.90%          -          0.90%
  Growth Portfolio
 Lord Abbett Mid Cap Value Portfolio       0.67%        0.25%          0.06%      0.00%      0.98%       0.02%         0.96%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST (CONTINUED)
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.08%      0.00%      0.93%          -          0.93%
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.07%      0.00%      1.12%       0.00%         1.12%
 Met/Templeton Growth Portfolio            0.68%        0.25%          0.14%      0.00%      1.07%       0.02%         1.05%
 MFS (Reg. TM) Emerging Markets Equity     0.92%        0.25%          0.17%      0.00%      1.34%          -          1.34%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.09%      0.00%      1.02%       0.06%         0.96%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.65%        0.25%          0.07%      0.00%      0.97%       0.01%         0.96%
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.04%      0.00%      0.76%          -          0.76%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.64%        0.00%          0.05%      0.00%      0.69%       0.01%         0.68%
 Pioneer Strategic Income Portfolio        0.58%        0.15%          0.06%      0.00%      0.79%          -          0.79%
 RCM Technology Portfolio                  0.88%        0.25%          0.07%      0.00%      1.20%          -          1.20%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%          0.03%      0.00%      1.02%       0.01%         1.01%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%      0.00%      0.86%       0.01          0.85%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio           0.34%        0.15%          0.03%      0.00%      0.52%       0.01%         0.51%
 BlackRock Legacy Large Cap Growth         0.71%        0.00%          0.02%      0.00%      0.73%       0.01%         0.72%
   Portfolio
 BlackRock Money Market Portfolio          0.33%        0.15%          0.02%      0.00%      0.50%       0.01%         0.49%
 Davis Venture Value Portfolio             0.70%        0.00%          0.03%      0.00%      0.73%       0.05%         0.68%
 FI Value Leaders Portfolio                0.67%        0.10%          0.07%      0.00%      0.84%          -          0.84%
 Jennison Growth Portfolio                 0.62%        0.25%          0.02%      0.00%      0.89%       0.07%         0.82%
 Loomis Sayles Small Cap Core Portfolio    0.90%        0.25%          0.06%      0.00%      1.21%       0.08%         1.13%
 Met/Dimensional International Small       0.81%        0.25%          0.21%      0.00%      1.27%       0.01%         1.26%
   Company Portfolio
 MFS (Reg. TM) Total Return Portfolio      0.54%        0.20%          0.05%      0.00%      0.79%          -          0.79%
 MFS (Reg. TM) Value Portfolio             0.70%        0.00%          0.03%      0.00%      0.73%       0.13%         0.60%
 Neuberger Berman Genesis Portfolio        0.82%        0.25%          0.04%      0.00%      1.11%       0.01%         1.10%
 Western Asset Management U.S.             0.47%        0.00%          0.02%      0.00%      0.49%       0.01%         0.48%
  Government Portfolio





The Net Total Annual Portfolio Expenses shown in the table reflect contractual arrangements currently in effect, under which the investment advisers of certain Investment Portfolios have agreed to waive fees and/or pay expenses of the Investment Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is a contractual arrangement in effect for that Investment Portfolio, but the expenses of the Investment Portfolio are below the level that would trigger the subsidy or deferral. The Net Total Annual Portfolio Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements, contractual arrangements that terminate before April 30, 2013, or expense reductions that certain Investment Portfolios achieved as a result of directed brokerage arrangements. The Investment Portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2011.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Guaranteed Minimum Income Benefit Plus III rider (assuming the maximum 1.50% charge applies in all Contract Years) and the Enhanced Death Benefit II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.



IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$658      (a)$2,006      (a)$3,400      (a)$7,095
   (b)$573      (b)$1,757      (b)$2,992      (b)$6,331




CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit (GMIB) rider, or a Guaranteed Withdrawal Benefit (GWB) rider, which is the least expensive way to purchase the contract.


IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$343      (a)$1,043      (a)$1,762      (a)$3,652
   (b)$258       (b)$ 785      (b)$1,325      (b)$2,743





The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING



We have policies and procedures that attempt to detect transfer activity that may adversely affect other Owners or Investment Portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular Investment Portfolios made by Owners within given periods of time and/or investigating transfer activity identified by the Investment Portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

The maximum issue age for certain of this contract's riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms").


PURCHASE PAYMENTS



A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional Purchase Payments.


o  The minimum initial Purchase Payment we will accept is $25,000.


o If you want to make an initial Purchase Payment of $1 million or more, or an additional Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o You can make additional Purchase Payments of $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional Purchase Payment is $100 per month.



o  We will accept a different amount if required by federal tax law.



o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or Purchase Payment and to limit future Purchase Payments.



TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two-year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit (GWB) or Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Benefit Base of the GWB, the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. At the time the contract is issued, your default investment allocation for Purchase Payments and automatic rebalancing will be set in accordance with an asset allocation model you select with your registered representative (see "Transfers - Marquis Asset Allocation Program"). You may not choose more than 18 investment portfolios at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios, we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.



FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


Your account value will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.



EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Lord Abbett Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Lord Abbett Mid Cap Value Portfolio.



ACCOUNT VALUE



ACCOUNT VALUE is equal to your interests in the Investment Portfolio(s). Your interest in an Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.

REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. Any additional purchase payments contributed to the new contract will be subject to all fees and charges described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


3. INVESTMENT OPTIONS


The contract offers 44 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 842-9325. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.



Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the advisers to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information - Distributor.")


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT

RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following portfolio is available under the contract:


     Templeton Foreign Securities Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)


Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolios are available under the contract:



     Legg Mason ClearBridge Variable Appreciation Portfolio
     Legg Mason ClearBridge Variable Large Cap Value Portfolio
     Legg Mason ClearBridge Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)


Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:



     Legg Mason Western Asset Variable Global High Yield Bond Portfolio



MET INVESTORS SERIES TRUST


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     BlackRock High Yield Portfolio (Class A)
     BlackRock Large Cap Core Portfolio (Class E)
     Clarion Global Real Estate Portfolio (Class B)
     Dreman Small Cap Value Portfolio (Class A)
     Harris Oakmark International Portfolio (Class A)
     Invesco Small Cap Growth Portfolio (Class A)
     Janus Forty Portfolio (Class A)
     Lazard Mid Cap Portfolio (Class B)
     Legg Mason ClearBridge Aggressive Growth Portfolio (Class B)
     Lord Abbett Mid Cap Value Portfolio (Class B)
     Met/Eaton Vance Floating Rate Portfolio (Class B)
     Met/Frankin Mutual Shares Portfolio (Class B)
     Met/Templeton Growth Portfolio (Class B)
     MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B)
     MFS (Reg. TM) Research International Portfolio (Class B)
     Morgan Stanley Mid Cap Growth Portfolio (Class B)
     PIMCO Inflation Protected Bond Portfolio (Class B)
     PIMCO Total Return Portfolio (Class B)
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class E)
     RCM Technology Portfolio (Class B)


     T. Rowe Price Large Cap Value Portfolio (Class B)
     Third Avenue Small Cap Value Portfolio (Class B)

     Van Kampen Comstock Portfolio (Class B)




METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     BlackRock Bond Income Portfolio (Class E)
     BlackRock Legacy Large Cap Growth Portfolio (Class A)
     BlackRock Money Market Portfolio (Class E)
     Davis Venture Value Portfolio (Class A)
     FI Value Leaders Portfolio (Class D)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Core Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class F)
     MFS (Reg. TM) Value Portfolio (Class A)

     Neuberger Berman Genesis Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class A)


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.



o  Your request for transfer must clearly state how much the transfer is for.



o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).



o You may not make a transfer to more than 18 investment portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios may be made by calling or writing our Annuity Service Center.



During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following Business Day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the Automatic Rebalancing Programs.



MARKET TIMING. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Investment Portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, the Templeton Foreign Securities Fund, the Legg Mason ClearBridge Variable Small Cap Growth Portfolio, the Legg Mason Western Asset Variable Global High Yield Bond Portfolio, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the Dreman Small Cap Value Portfolio, the Harris Oakmark International Portfolio, the Invesco Small Cap Growth Portfolio, the Met/Eaton Vance Floating Rate Portfolio, the Met/Templeton Growth Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Pioneer Strategic Income Portfolio, the Third Avenue Small Cap Value Portfolio, the Loomis Sayles Small Cap Core Portfolio, the Met/Dimensional International Small Company Portfolio, and the Neuberger Berman Genesis Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Investment Portfolios, we rely on the underlying Investment Portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an

American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Investment Portfolios under that contract to be submitted with an original signature.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate market timing in any Investment Portfolios and there are no arrangements in place to permit any contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the market timing policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in disruptive trading activity, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



AUTOMATIC REBALANCING PROGRAM



Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. We will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.




EXAMPLE:


   Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the PIMCO Inflation Protected Bond Portfolio and 60% to be in the T. Rowe Price Large Cap Value Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO Inflation Protected Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the PIMCO Inflation Protected Bond Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Large Cap Value Portfolio to increase those holdings to 60%.



MARQUIS ASSET ALLOCATION PROGRAM



The Marquis Asset Allocation Program is not offered by this prospectus and is not a part of your contract. The Marquis Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select investment options. You should be aware that certain aspects of the administration of this Program are provided by your selling firm and are dependent upon the continued ability of the selling firm to provide that administrative support. WHEN YOU PURCHASE THE CONTRACT, YOU ARE REQUIRED TO ENROLL IN THE ASSET ALLOCATION PROGRAM. At the time the contract is issued, and at any time you change or update your asset allocation model with your registered representative, your default investment allocation for Purchase Payments and automatic rebalancing will be set in accordance with the one model you select. Although the Marquis Portfolios contract is designed to work together with the Asset Allocation Program, at any time after the contract is issued, you may transfer Account Value or change the investment allocation for future Purchase Payments and automatic rebalancing, without any investment allocation restrictions related to the Asset Allocation Program. However, if you wish to change your investment allocation to an allocation that is not in accordance with any of the models, or transfer to an allocation outside any of the models, you will need to contact our Annuity Service Center.


Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).


While you participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC (MetLife Advisers), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Investment Portfolios available under the contract and receives compensation for those services. (See "Investment Options-Certain Payments We Receive with Regard to the Investment Portfolios," "Investment Options-Met Investors Series Trust," and "Investment Options-Metropolitan Series Fund.") However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.


It is your responsibility to select or change your model and your Investment Portfolios. Your registered representative can provide you with information that may assist you in selecting a model and your Investment Portfolios. Once you select a model and the Investment Portfolio allocations, these selections will remain unchanged until you elect to revise the Investment Portfolio allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Portfolio, asset class or different combination of investment options. In addition, the model is subject to all of the risks associated with its underlying Investment Portfolios. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of underlying Investment Portfolios may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Investment Portfolio's management strategy.


In the Asset Allocation Program, you will choose to allocate your Purchase Payments among a set of Investment Portfolios you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Investment Portfolios. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Investment Portfolios that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Investment Portfolios that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.


A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Investment Portfolio allocations.


MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Investment Portfolio may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Investment Portfolios available under the contract. (See "Investment Options.") As a result of the periodic review and/or any changes in available Investment Portfolios, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your investment allocations based on these model and Investment Portfolio changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.



If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. (See "Investment Options-Automatic Rebalancing Program.") Transfers among Investment Portfolios due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee. FOR PURPOSES OF THE LIMIT ON THE NUMBER OF INVESTMENT OPTIONS IN A SINGLE PURCHASE PAYMENT ALLOCATION OR TRANSFER REQUEST, EACH INVESTMENT PORTFOLIO IN AN ASSET ALLOCATION MODEL IS COUNTED SEPARATELY; AN ASSET ALLOCATION MODEL IS NOT COUNTED AS A SINGLE INVESTMENT OPTION. (See "Purchase-Allocation of Purchase Payments" and "Transfers-General.")


Our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Investment Portfolios than we receive from other portfolios. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable portfolios. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Investment Portfolios, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.



For more information about MetLife Advisers and its role as investment adviser for the Marquis Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.


VOTING RIGHTS



We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.



SUBSTITUTION OF INVESTMENT OPTIONS



If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.





4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).




MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.55% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.



DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:



      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%
      Additional Death Benefit - Earnings
        Preservation Benefit               0.25%

Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.80% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 1.35% of the death benefit base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II" for a discussion of how the death benefit base is determined).


For contracts issued from May 4, 2009 through July 16, 2010, the percentage charge for the Enhanced Death Benefit I rider is 0.95% of the death benefit base if you were age 69 or younger at issue and 1.15% of the death benefit base if you were age 70-75 at issue.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.85% of the death benefit base if you were age 69 or younger at issue and 1.10% of the death benefit base if you were age 70-75 at issue.


For contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit I is 0.85% of the death benefit base if you were age 69 or younger at issue and 1.05% of the death benefit base if you were age 70-75 at issue.



If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up.


If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option, the change of Owner/Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The charge is deducted from your account value pro rata from each Investment Portfolio. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.



For contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%.


ACCOUNT FEE



During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $40 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.



GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE



We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus III, GMIB Plus II, GMIB Plus I, and GMIB II.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB Plus I or GMIB II) or 91st birthday (for GMIB Plus III or GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I, GMIB Plus II and GMIB Plus III).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus III or GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus III rider, the rider charge is 1.15% of the Income Base.


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.95% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.15% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.35% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I, the rider charge is 0.95% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.35% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs


..

If you selected the GMIB II rider, the rider charge is 0.50% of the Income
Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Principal Guarantee rider and the Principal Guarantee Value rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living Benefits
- Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Principal Guarantee") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Principal Guarantee" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Principal Guarantee rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.



LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Optional Step-Up Charge is 1.10% for the Single Life version and 1.50% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.45% (Single Life version) or 1.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.85% (Single Life version) or 1.05% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 1.15% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.40% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 1.00% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.25% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Principal Guarantee rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs. There is no Optional Reset available under the Principal Guarantee Value rider.


If an Optional Reset occurs, we may reset the Principal Guarantee rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. The rider charge for the Principal Guarnatee is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the Principal Guarantee Value is 0.25% of the Guaranteed Withdrawal Amount.

WITHDRAWAL CHARGE



During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). This contract has no withdrawal charge.



PREMIUM AND OTHER TAXES



We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.



TRANSFER FEE



We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES



We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



INVESTMENT PORTFOLIO EXPENSES



There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.





5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity Payments must begin by the first day of the calendar month following the Annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us, subject to restrictions that may apply in your state.



Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT

(FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS



You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or



o  a combination of both.



If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:




1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,



2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and



3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. For more information, please refer to the "Annuity Provisions" section of the Statement of Additional Information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.



ANNUITY OPTIONS



You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an Annuity Option when you purchase the contract. You can change it at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")




Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we offer an additional payment option that allows your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") This payment option is available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR.



FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.





6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:



(1)    by making a withdrawal (either a partial or a complete withdrawal);



(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:



o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB or Enhanced Death Benefit rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:



o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM



You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;



o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.





7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o Guaranteed Minimum Income Benefit Plus (GMIB Plus I, GMIB Plus II, and GMIB Plus III)


o  Guaranteed Minimum Income Benefit (GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Principal Guarantee


o  Principal Guarantee Value


The Principal Guarantee and Principal Guarantee Value riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider. A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.

GUARANTEED INCOME BENEFITS



At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are four different versions of the GMIB under this contract: GMIB Plus III, GMIB Plus II, GMIB Plus I, and GMIB II. Please check with your registered representative regarding whether GMIB Plus III or GMIB Plus I is available in your state. GMIB Plus II and GMIB II are not available for sale.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS



INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus III in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III and GMIB Plus II in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I and GMIB II, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus III and GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.




If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.



GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.



GMIB PLUS I, GMIB PLUS II, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix C for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS III



The GMIB Plus III rider is no longer available for purchase. The GMIB Plus III rider is available only for Owners up through age 78, and you can only elect the GMIB Plus III at the time you purchase the contract. THE GMIB PLUS III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:




    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and



    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.

ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Plus III rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or




(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB Plus III rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or




(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix C for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus III rider and the Enhanced Death Benefit II (EDB II) rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:



(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;



(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.



In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:




(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial wothdrawal and




(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue.



The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS III RIDER. If you exercise the GMIB Plus III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:




(1)    Life annuity with 5 years of Annuity Payments guaranteed.




(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the GMIB Plus III rider.

The GMIB Annuity Table is specified in the rider. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE , SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus III payout rates are enhanced under the following circumstances. If:


o  you begin withdrawals on or after your 62nd birthday;



o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).



For contracts issued with the GMIB Plus III rider from July 19, 2010 through
----------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------


o  you begin withdrawals on or after your 62nd birthday;



o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining;and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).



Alternatively, if:



o  you begin withdrawals on or after your 60th birthday;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined)


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus III, you may elect any of the Annuity Options available under the contract.



TERMINATING THE GMIB PLUS III RIDER. Except as otherwise provided in the GMIB Plus III rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;



    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);




    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);




    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;




    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



    f)    The effective date of the Guaranteed Principal Option; or



    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB PLUS III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.



Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.



To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix C for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS II



In states where approved, the GMIB Plus II was available with contracts issued on or before July 16, 2010.

GMIB Plus II is identical to GMIB Plus III, with the following exceptions:



(1) The GMIB Plus II Income Base and withdrawal adjustments are calculated as described above for GMIB Plus III, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (the required minimum distribution rate) does not apply to the calculation of the Income Base or the withdrawal adjustments under the GMIB Plus II rider.



(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.



(3) The GMIB payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or
     (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.



For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(5) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.


(6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).



(7) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.35% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(9) The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued with the GMIB Plus II rider before February 24, 2009,
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differences (4) through (7) above apply, and the following replaces differences
(8) and (9):


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) The GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


DESCRIPTION OF GMIB PLUS I



In states where approved, the GMIB Plus I was available only for Owners up through age 75, and you could only elect GMIB Plus I at the time you purchased the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.



GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:



(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.




(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.35% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.



(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.



(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).



(7) Termination provision g) above (under "Terminating the GMIB Plus III Rider") does not apply, and the following replaces termination provision
     a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:



    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.



(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.



For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


DESCRIPTION OF GMIB II



In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.

GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The additional charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").



(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.



(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.



(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).



(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:



    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(9)    The following replaces termination provision e), above:



    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.



(10)    Termination provisions f) and g), above, do not apply.


(See Appendix C for examples illustrating the operation of GMIB II.)


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders available under this contract:


o  Lifetime Withdrawal Guarantee II (LWG II)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Principal Guarantee


o  Principal Guarantee Value


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


A maximum of three guaranteed withdrawal benefit riders are offered in any particular state. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 80 (for the Principal Guarantee and the Principal Guarantee Value) or age 86 (for the Lifetime Withdrawal Guarantee riders). (Before 2011, the Principal Guarantee and the Principal Guarantee Value could be purchased through certain selling firms prior to age 81.) You may not have this benefit and a GMIB rider or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE PRINCIPAL GUARANTEE AND PRINCIPAL GUARANTEE VALUE RIDERS, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Principal Guarantee or Principal Guarantee Value rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.



If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Principal Guarantee or Principal Guarantee Value rider.

(See Appendix C for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 1.15% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.40% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS

BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.



JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the LWG II.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 1.05% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate and we will no longer deduct the LWG II rider charge. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:




(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:



(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);




(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);




(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;




(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



(6)    the effective date of the cancellation of the rider;



(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or



(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).



Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



Once the rider is terminated, the LWG II rider charge will no longer be deducted.



ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal

Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
                                 -------------------------------------------
on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.



TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining

Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.



COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).

AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 1.00% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.25% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").



DESCRIPTION OF THE PRINCIPAL GUARANTEE


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Principal Guarantee rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Principal Guarantee rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made on or before the 2nd contract anniversary, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment;


o Increased by each subsequent purchase payment made on or before the 2nd contract anniversary;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.


(See section E of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is 10% if you make your first withdrawal on or after your 3rd contract anniversary and 5% if you make your first withdrawal before your 3rd contract anniversary. The Annual Benefit Payment is reset after each subsequent purchase payment made on or before the 2nd contract anniversary to the greater of (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. IF A WITHDRAWAL FROM YOUR CONTRACT DOES RESULT IN ANNUAL WITHDRAWALS DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT OR IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT

OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Furthermore, because the Principal Guarantee rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix D for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 10% of your Benefit Base and you withdraw 8% one year, you cannot then withdraw 12% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the Principal Guarantee rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments made on or before the 2nd rider anniversary. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section G of Appendix D.) The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Principal Guarantee rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. However, we will only permit an Optional Reset if your account value is higher than the Benefit Base immediately before the reset. The reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate; and

o Reset the Principal Guarantee rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the Principal Guarantee rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current Principal Guarantee rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the Principal Guarantee rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of your request. Otherwise, the rider may not be canceled. If canceled, the Principal Guarantee rider will terminate and we will no longer deduct the Principal Guarantee rider charge. The variable annuity contract, however, will continue. If you cancel the Principal Guarantee rider, you may not re-elect it.


TERMINATION. The Principal Guarantee rider will terminate upon the earliest of:



(1) the date you make a full withdrawal of your account value;


(2) the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the charge for the Principal Guarantee rider charge from your account value (whatever account value is available will be applied to pay the annual Principal Guarantee rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Principal Guarantee rider is in effect at the time of continuation), all terms and conditions of the Principal Guarantee rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Principal Guarantee rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the Principal Guarantee rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Principal Guarantee rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the Principal Guarantee rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Principal Guarantee rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of death benefit and no benefit will be payable under the Principal Guarantee rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Principal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Principal Guarantee rider charge; or
(3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE PRINCIPAL GUARANTEE VALUE


The Principal Guarantee Value rider is identical to the Principal Guarantee rider, described above, with the following differences: (1) The entire amount of purchase payments you make until termination of the Principal Guarantee Value rider is guaranteed to be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed; (2) The GWB Withdrawal Rate is 5% for all contract years; (3) There is no Optional Reset feature; and (4) The Principal Guarantee Value rider charge is 0.25% of the Guaranteed Withdrawal Amount.


PURCHASE PAYMENTS. Since the Principal Guarantee Value rider guarantee applies to all purchase payments made until termination of the rider, the Benefit Base will change with each purchase payment made, in the same manner as described above, until termination of the rider. Likewise, the Annual Benefit Payment and Guaranteed Withdrawal Amount is reset after each purchase payment made until termination of the rider.


(See Appendix D for examples of the GWB.)





8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit, unless you select the Enhanced Death Benefit II rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit II rider or the Enhanced Death Benefit I rider.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.



STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:



(1)    the Account Value; or




(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix E for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP



You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or




(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal; or



(3)    the highest anniversary value, as defined below.



On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

(See Appendix E for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT II



In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus III rider. If you select the EDB II rider, you may not select the Additional Death Benefit - Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF EDB II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:




    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and



    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or




(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the

     Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix E for examples of the Enhanced Death Benefit.)


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.



In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.



On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up.

All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:




a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);




b) The date there are insufficient funds to deduct the rider charge from your Account Value;




c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);




d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);




e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);



f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.



Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


(See Appendix E for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II



For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.



Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.



If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.



To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.



DESCRIPTION OF ENHANCED DEATH BENEFIT I



In states where approved, the Enhanced Death Benefit I was available with contracts issued before July 19, 2010.



EDB I is identical to EDB II, with the following exceptions:




(1) The EDB I Death Benefit Base and withdrawal adjustments are calculated as described above for EDB II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (regarding the required minimum distribution rate) does not apply to the calculation of the Death Benefit Base or the withdrawal adjustments under the EDB I rider.




(2) The rider charges for the EDB I rider are different. See "Expenses - Death Benefit Rider Charges."




(3) The Additional Death Benefit - Earnings Preservation Benefit could be elected with the EDB I rider.



For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in good order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; and (b) different rider charges apply (see "Expenses - Death Benefit Rider Charges").


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit II has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:



(1)    the Account Value; or



(2)    the greater of (a) or (b) below:



    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:




         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.

In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).



(See Appendix E for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT



You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details). If you select the Earnings Preservation Benefit, you may not select the Enhanced Death Benefit II rider. (The Earnings Preservation Benefit could be elected with the Enhanced Death Benefit II rider in contracts issued before May 1, 2011, and with the Enhanced Death Benefit I rider.)



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and



(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:



(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                               Benefit Percentage



   Issue Age               Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-75            25%
   Ages 76 and above      0%


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).



GENERAL DEATH BENEFIT PROVISIONS



The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death.

For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.



SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus III or GMIB Plus II and Enhanced Death Benefit II or Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus III or GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT



If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.



CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS



NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.



The following discussion generally applies to Non-Qualified Contracts owned by natural persons.



WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.



It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;



o  made on or after the death of an Owner;



o  attributable to the taxpayer's becoming disabled;



o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary; or



o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.



ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income. In general, the amount of each payment under a variable Annuity Payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Annuity Payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment portfolios after the annuity starting date. Consult your tax adviser.



Starting in 2011, if your contract allows and you elect to apply less than the entire Account Value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.



TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.



WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same Owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, Owners of variable annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the Owner of the Separate Account assets supporting the contract.



FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2012, $5,000 plus, for an Owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2012. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional Purchase Payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Account Value, as well as all living benefits) must be added to the Account Value in computing the amount required to be distributed over the applicable period.



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



For RMDs following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective

March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.



COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an Annuity Payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of Annuity Payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



o The retroactive imposition of the 10% penalty tax on Annuity Payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any Annuity Payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an Annuity Payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT



We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the Owner of the assets from which the tax benefits are derived.



POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.





11. OTHER INFORMATION

METLIFE INVESTORS USA


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. Our name was changed to Security First Life Insurance Company on September 27, 1979. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


Marquis Portfolios is a service mark of Morgan Stanley Smith Barney Holdings LLC and is used by MetLife, Inc. and its affiliates under license.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the contract.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 1.70% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.55% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales or Account Values of our variable insurance contracts. They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2011, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS



We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.



Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 842-9325, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 273-4980

     or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP



OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.



These rights include the right to:



o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).



o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.



The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       20.098466         21.246257            1,876.8697
  01/01/2006    to  12/31/2006       21.246257         25.156295          168,856.5981
  01/01/2007    to  12/31/2007       25.156295         28.402210          612,878.4957
  01/01/2008    to  12/31/2008       28.402210         17.202578          959,792.5905
  01/01/2009    to  12/31/2009       17.202578         24.067439          990,902.6400
  01/01/2010    to  12/31/2010       24.067439         26.441352        1,098,632.0115
  01/01/2011    to  12/31/2011       26.441352         23.686381        1,081,595.0024
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      131.241083        137.355630              985.5996
  01/01/2006    to  12/31/2006      137.355630        148.844997           54,132.3025
  01/01/2007    to  12/31/2007      148.844997        164.391188          134,796.4326
  01/01/2008    to  12/31/2008      164.391188         90.546926          320,970.1851
  01/01/2009    to  12/31/2009       90.546926        124.105553          428,403.4400
  01/01/2010    to  12/31/2010      124.105553        144.808602          503,261.2754
  01/01/2011    to  12/31/2011      144.808602        136.283363          456,769.8834
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       92.683657         95.526442              479.0883
  01/01/2006    to  12/31/2006       95.526442        108.199501           56,312.9329
  01/01/2007    to  12/31/2007      108.199501        111.729753          127,350.3456
  01/01/2008    to  12/31/2008      111.729753         68.266004          243,114.9065
  01/01/2009    to  12/31/2009       68.266004         88.082891          330,366.0300
  01/01/2010    to  12/31/2010       88.082891         96.494430          365,847.5029
  01/01/2011    to  12/31/2011       96.494430         93.135030          376,527.5259
============   ==== ==========      ==========        ==========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       25.946433         27.133237           14,497.9693
  01/01/2006    to  12/31/2006       27.133237         32.398206          222,039.5605
  01/01/2007    to  12/31/2007       32.398206         36.772245          460,974.0548
  01/01/2008    to  12/31/2008       36.772245         21.553103          895,140.5529
  01/01/2009    to  12/31/2009       21.553103         29.039060        1,010,822.7800
  01/01/2010    to  12/31/2010       29.039060         30.950020        1,141,347.3440
  01/01/2011    to  12/31/2011       30.950020         27.193027        1,241,245.1160
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.288689         12.615024            2,243.1353
  01/01/2006    to  12/31/2006       12.615024         13.493251          173,666.9625
  01/01/2007    to  12/31/2007       13.493251         13.464207          281,444.8814
  01/01/2008    to  12/31/2008       13.464207          7.888003          406,777.6915
  01/01/2009    to  12/31/2009        7.888003         10.435774          437,768.8000
  01/01/2010    to  12/31/2010       10.435774         12.826049          519,048.6058
  01/01/2011    to  04/29/2011       12.826049         14.309588                0.0000
============   ==== ==========       =========         =========        ==============
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       26.890893         27.126845            1,208.2217
  01/01/2006    to  12/31/2006       27.126845         30.617337           46,032.2972
  01/01/2007    to  12/31/2007       30.617337         32.634345           49,990.4014
  01/01/2008    to  12/31/2008       32.634345         22.678036           62,959.7286
  01/01/2009    to  12/31/2009       22.678036         27.226651          115,903.0800
  01/01/2010    to  12/31/2010       27.226651         30.147634          177,689.8719
  01/01/2011    to  12/31/2011       30.147634         30.412347          228,361.4116
============   ==== ==========       =========         =========        ==============
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/13/2007    to  12/31/2007       16.500741         16.465544           34,684.7380
  01/01/2008    to  12/31/2008       16.465544         11.421722           32,783.2155
  01/01/2009    to  05/01/2009       11.421722         11.177371                0.0000
============   ==== ==========       =========         =========        ==============
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE
  THAT LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND
  VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.278891         14.477904                0.0000
  01/01/2006    to  12/31/2006       14.477904         15.981557           13,548.7945
  01/01/2007    to  11/12/2007       15.981557         16.267416                0.0000
============   ==== ==========       =========         =========        ==============
 LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  05/02/2011    to  12/31/2011        9.924243          9.750051          106,210.0202
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        8.083376          8.148817         1,734.7623
  01/01/2006    to  12/31/2006        8.148817          9.448525        61,169.4824
  01/01/2007    to  12/31/2007        9.448525          9.887839       180,249.1825
  01/01/2008    to  12/31/2008        9.887839          6.942123       164,153.7357
  01/01/2009    to  12/31/2009        6.942123          8.332022       160,013.7500
  01/01/2010    to  12/31/2010        8.332022          9.166634       130,863.8004
  01/01/2011    to  04/29/2011        9.166634          9.955402             0.0000
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       29.246634         29.815513             0.0000
  01/01/2006    to  12/31/2006       29.815513         34.239311        20,481.4835
  01/01/2007    to  12/31/2007       34.239311         34.085904        30,814.9984
  01/01/2008    to  12/31/2008       34.085904         21.252323        20,547.9518
  01/01/2009    to  12/31/2009       21.252323         27.028216        15,974.3500
  01/01/2010    to  12/31/2010       27.028216         30.985163        14,415.1115
  01/01/2011    to  12/31/2011       30.985163         28.576265        10,968.3908
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.905097         14.279820         3,177.8950
  01/01/2006    to  12/31/2006       14.279820         16.603363        20,034.8360
  01/01/2007    to  12/31/2007       16.603363         16.958706        14,077.9676
  01/01/2008    to  12/31/2008       16.958706         10.732696        23,080.0798
  01/01/2009    to  12/31/2009       10.732696         13.137034        27,299.6900
  01/01/2010    to  12/31/2010       13.137034         14.138072        34,187.6609
  01/01/2011    to  12/31/2011       14.138072         14.588678       125,094.3167
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.268927         13.431283         9,765.7609
  01/01/2006    to  12/31/2006       13.431283         13.812394        89,059.9153
  01/01/2007    to  12/31/2007       13.812394         14.298953        94,414.9056
  01/01/2008    to  12/31/2008       14.298953          8.814886        93,525.3442
  01/01/2009    to  12/31/2009        8.814886         12.339170        78,783.1500
  01/01/2010    to  12/31/2010       12.339170         13.324122        66,434.7278
  01/01/2011    to  12/31/2011       13.324122         13.014746        52,737.9218
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       11.513168         11.882493            8,302.4223
  01/01/2006    to  12/31/2006       11.882493         13.174301           53,653.0924
  01/01/2007    to  12/31/2007       13.174301         14.247527          154,455.0273
  01/01/2008    to  12/31/2008       14.247527          8.304382          261,869.8368
  01/01/2009    to  12/31/2009        8.304382         11.656659          336,391.5500
  01/01/2010    to  12/31/2010       11.656659         14.346375          340,906.2521
  01/01/2011    to  12/31/2011       14.346375         14.300608          365,848.9557
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       14.807029         14.984953            1,418.0072
  01/01/2006    to  12/31/2006       14.984953         16.301046           53,520.5256
  01/01/2007    to  12/31/2007       16.301046         16.014191          115,237.6995
  01/01/2008    to  12/31/2008       16.014191         10.890656          120,987.8053
  01/01/2009    to  12/31/2009       10.890656         16.655725          155,066.2100
  01/01/2010    to  12/31/2010       16.655725         18.818394          200,874.4842
  01/01/2011    to  12/31/2011       18.818394         18.818727          213,299.8350
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.172039         15.395890            3,749.2832
  01/01/2006    to  12/31/2006       15.395890         16.622604           77,934.2574
  01/01/2007    to  12/31/2007       16.622604         16.781744          218,311.1972
  01/01/2008    to  12/31/2008       16.781744         12.505070          323,934.6582
  01/01/2009    to  12/31/2009       12.505070         18.097020          519,489.5700
  01/01/2010    to  12/31/2010       18.097020         20.657216          662,960.1343
  01/01/2011    to  12/31/2011       20.657216         20.817770          675,965.1144
============   ==== ==========       =========         =========        ==============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
  (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       11.538507         11.617473          134,863.3791
  01/01/2008    to  12/31/2008       11.617473          7.160732          217,291.6318
  01/01/2009    to  12/31/2009        7.160732          8.391607          273,564.3600
  01/01/2010    to  12/31/2010        8.391607          9.288051          688,182.6874
  01/01/2011    to  12/31/2011        9.288051          9.150971        1,045,614.2158
============   ==== ==========       =========         =========        ==============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.652618          9.882193            1,556.1370
  01/01/2006    to  12/31/2006        9.882193         11.100326           86,585.7129
  01/01/2007    to  04/27/2007       11.100326         11.635682                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.342525         14.265628           77,242.9227
  01/01/2006    to  12/31/2006       14.265628         19.296995          198,483.4141
  01/01/2007    to  12/31/2007       19.296995         16.123181          358,293.5379
  01/01/2008    to  12/31/2008       16.123181          9.244955          799,582.5060
  01/01/2009    to  12/31/2009        9.244955         12.246189        1,255,240.5900
  01/01/2010    to  12/31/2010       12.246189         13.979123        1,913,320.3363
  01/01/2011    to  12/31/2011       13.979123         12.976144        2,243,867.8951
============   ==== ==========       =========         =========        ==============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       10.965995         11.222391            4,583.1535
  01/01/2006    to  12/31/2006       11.222391         13.707490          111,279.5533
  01/01/2007    to  12/31/2007       13.707490         13.344255          289,656.6597
  01/01/2008    to  12/31/2008       13.344255          9.809821          568,805.2970
  01/01/2009    to  12/31/2009        9.809821         12.450195          787,436.1800
  01/01/2010    to  12/31/2010       12.450195         14.631400          917,386.3797
  01/01/2011    to  12/31/2011       14.631400         12.929319          934,653.7484
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.524512         15.857236          237,464.2000
  01/01/2010    to  12/31/2010       15.857236         18.189499          844,430.0210
  01/01/2011    to  12/31/2011       18.189499         15.382343        1,048,498.6749
============   ==== ==========       =========         =========        ==============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.628494         14.532799           52,835.8142
  01/01/2007    to  12/31/2007       14.532799         15.915606          118,719.5485
  01/01/2008    to  12/31/2008       15.915606          9.606300          314,635.8514
  01/01/2009    to  12/31/2009        9.606300         12.675348          436,642.6200
  01/01/2010    to  12/31/2010       12.675348         15.760698          460,906.7713
  01/01/2011    to  12/31/2011       15.760698         15.364451          489,969.9075
============   ==== ==========       =========         =========        ==============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.154224         11.402784            1,424.1811
  01/01/2006    to  04/30/2006       11.402784         13.031855           18,517.3049
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JANUS FORTY SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       107.089801        111.200991             100.1609
  01/01/2006    to  12/31/2006       111.200991        112.694173           3,325.7057
  01/01/2007    to  12/31/2007       112.694173        144.534782          25,437.3134
  01/01/2008    to  12/31/2008       144.534782         82.617434          65,291.7180
  01/01/2009    to  12/31/2009        82.617434        116.323648         105,554.4100
  01/01/2010    to  12/31/2010       116.323648        125.436359         124,998.1126
  01/01/2011    to  12/31/2011       125.436359        114.293243         116,502.1359
============   ==== ==========       ==========        ==========       ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007        17.383853         15.392789         374,767.7420
  01/01/2008    to  12/31/2008        15.392789          9.336585         769,758.8095
  01/01/2009    to  12/31/2009         9.336585         12.553632       1,002,401.4100
  01/01/2010    to  12/31/2010        12.553632         15.163466       1,231,643.3428
  01/01/2011    to  12/31/2011        15.163466         14.121784       1,374,337.4934
============   ==== ==========       ==========        ==========       ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005        10.391377         10.854367           8,807.0475
  01/01/2006    to  12/31/2006        10.854367         12.012083         104,569.8671
  01/01/2007    to  04/27/2007        12.012083         13.255725               0.0000
============   ==== ==========       ==========        ==========       ==============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011         8.235742          7.450037       3,036,439.8021
============   ==== ==========       ==========        ==========       ==============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.246673         10.620284          17,989.9120
  01/01/2006    to  12/31/2006        10.620284         11.129074         470,424.0037
  01/01/2007    to  12/31/2007        11.129074         10.294222         457,518.5612
  01/01/2008    to  12/31/2008        10.294222          4.592839         537,216.0165
  01/01/2009    to  12/31/2009         4.592839          6.229921         892,532.8900
  01/01/2010    to  12/31/2010         6.229921          6.574211       1,455,151.7424
  01/01/2011    to  04/29/2011         6.574211          6.983591               0.0000
============   ==== ==========       ==========        ==========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        23.646398         24.428438           1,946.5467
  01/01/2006    to  12/31/2006        24.428438         26.942083          55,346.8166
  01/01/2007    to  12/31/2007        26.942083         26.644307         104,850.4524
  01/01/2008    to  12/31/2008        26.644307         16.036905         300,146.4546
  01/01/2009    to  12/31/2009        16.036905         19.950142         613,644.5800
  01/01/2010    to  12/31/2010        19.950142         24.621120         870,730.2794
  01/01/2011    to  12/31/2011        24.621120         23.311700       1,031,358.3284
============   ==== ==========       ==========        ==========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998137          6.586494         111,623.3220
  01/01/2009    to  12/31/2009        6.586494          8.086847         690,214.1300
  01/01/2010    to  12/31/2010        8.086847          8.827011       1,271,345.0783
  01/01/2011    to  12/31/2011        8.827011          8.631059       1,592,444.3510
============   ==== ==========       =========         =========       ==============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997671         10.201985         330,586.0592
  01/01/2011    to  12/31/2011       10.201985         10.231789         755,972.2877
============   ==== ==========       =========         =========       ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        8.658915          9.047275          12,756.7589
  01/01/2011    to  12/31/2011        9.047275          8.281567          35,438.9028
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.229963          6.139902       1,430,611.4126
  01/01/2009    to  12/31/2009        6.139902         10.198371       2,748,717.0400
  01/01/2010    to  12/31/2010       10.198371         12.398539       4,550,671.5134
  01/01/2011    to  12/31/2011       12.398539          9.909879       5,680,144.2117
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
  MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.470656         10.349381          10,047.6104
  01/01/2006    to  12/31/2006       10.349381         13.033639         222,335.9164
  01/01/2007    to  12/31/2007       13.033639         16.501044         522,755.3791
  01/01/2008    to  11/07/2008       16.501044          8.022253               0.0000
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.934827         12.667474         260,802.9765
  01/01/2006    to  12/31/2006       12.667474         15.762922         393,752.6493
  01/01/2007    to  12/31/2007       15.762922         17.555375         621,736.5532
  01/01/2008    to  12/31/2008       17.555375          9.946841       1,451,622.7956
  01/01/2009    to  12/31/2009        9.946841         12.866064       2,172,404.5700
  01/01/2010    to  12/31/2010       12.866064         14.091939       2,508,725.8494
  01/01/2011    to  12/31/2011       14.091939         12.370383       2,736,650.7350
============   ==== ==========       =========         =========       ==============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  11/07/2005    to  12/31/2005        9.632175          9.913810          18,409.2183
  01/01/2006    to  12/31/2006        9.913810         10.563020         292,211.3245
  01/01/2007    to  12/31/2007       10.563020         12.822327         511,046.0740
  01/01/2008    to  12/31/2008       12.822327          6.712054       1,168,395.5614
  01/01/2009    to  12/31/2009        6.712054         10.378282       1,110,933.5900
  01/01/2010    to  12/31/2010       10.378282         13.477419       1,072,708.1048
  01/01/2011    to  12/31/2011       13.477419         12.333468       1,022,669.4393
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.104596         11.126223           323,809.0569
  01/01/2006    to  12/31/2006       11.126223         10.981499           438,514.3810
  01/01/2007    to  12/31/2007       10.981499         11.961109           856,600.5729
  01/01/2008    to  12/31/2008       11.961109         10.948830         1,639,968.6221
  01/01/2009    to  12/31/2009       10.948830         12.707137         4,008,192.9100
  01/01/2010    to  12/31/2010       12.707137         13.462572         6,527,592.1876
  01/01/2011    to  12/31/2011       13.462572         14.710903         8,357,916.4227
============   ==== ==========       =========         =========        ===============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.837745         12.020887           635,327.4154
  01/01/2006    to  12/31/2006       12.020887         12.352749         1,124,672.3782
  01/01/2007    to  12/31/2007       12.352749         13.062031         1,825,910.8885
  01/01/2008    to  12/31/2008       13.062031         12.893905         3,358,367.6986
  01/01/2009    to  12/31/2009       12.893905         14.962046         8,022,232.0100
  01/01/2010    to  12/31/2010       14.962046         15.911764        14,261,858.2857
  01/01/2011    to  12/31/2011       15.911764         16.140123        16,036,750.5130
============   ==== ==========       =========         =========        ===============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.258202         16.622244             1,220.2572
  01/01/2006    to  12/31/2006       16.622244         18.945228            29,641.5278
  01/01/2007    to  12/31/2007       18.945228         19.556304            33,249.0207
  01/01/2008    to  12/31/2008       19.556304         12.912499            50,680.5586
  01/01/2009    to  12/31/2009       12.912499         15.727008            68,403.0300
  01/01/2010    to  12/31/2010       15.727008         17.970321            78,203.9541
  01/01/2011    to  12/31/2011       17.970321         16.864571            87,634.7262
============   ==== ==========       =========         =========        ===============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009       17.665144         21.586895            98,398.3800
  01/01/2010    to  12/31/2010       21.586895         23.778342           447,934.0590
  01/01/2011    to  12/31/2011       23.778342         24.186816           750,995.7309
============   ==== ==========       =========         =========        ===============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.374290          5.955652         1,597,289.0014
============   ==== ==========       =========         =========        ===============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       46.890017         48.113781           192,944.1658
  01/01/2006    to  12/31/2006       48.113781         55.718116           216,293.5951
  01/01/2007    to  12/31/2007       55.718116         56.812310           211,537.1473
  01/01/2008    to  12/31/2008       56.812310         35.559995           231,142.7238
  01/01/2009    to  12/31/2009       35.559995         41.390847           315,017.9700
  01/01/2010    to  12/31/2010       41.390847         47.619129           407,829.4380
  01/01/2011    to  12/31/2011       47.619129         44.940498           505,689.8312
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY FRANKLIN
  TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT
  (CLASS 2))
  11/07/2005    to  12/31/2005       19.094316         19.776501              680.2903
  01/01/2006    to  04/30/2006       19.776501         21.140362           31,260.6615
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.495746          8.109800        1,470,371.8100
  01/01/2010    to  12/31/2010        8.109800         10.180436        3,241,727.9900
  01/01/2011    to  12/31/2011       10.180436          9.844256        4,420,727.9419
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.557068         17.941772          156,903.3551
  01/01/2007    to  12/31/2007       17.941772         17.104820          152,029.8752
  01/01/2008    to  12/31/2008       17.104820         11.800706          196,746.5727
  01/01/2009    to  12/31/2009       11.800706         14.670540          443,841.5300
  01/01/2010    to  12/31/2010       14.670540         17.293298          727,732.7104
  01/01/2011    to  12/31/2011       17.293298         15.474716          908,592.4096
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.689936         16.918421            1,373.1683
  01/01/2006    to  11/12/2006       16.918421         18.815186           19,868.2100
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.129061         10.454832            5,291.0105
  01/01/2006    to  12/31/2006       10.454832         11.929173          135,154.2550
  01/01/2007    to  12/31/2007       11.929173         11.434750          311,908.3976
  01/01/2008    to  12/31/2008       11.434750          7.204322          517,113.2820
  01/01/2009    to  12/31/2009        7.204322          8.964934          925,768.9500
  01/01/2010    to  12/31/2010        8.964934         10.123079        1,398,946.7091
  01/01/2011    to  12/31/2011       10.123079          9.805176        1,861,939.5997
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       42.567897         44.256774           64,912.4346
  01/01/2007    to  12/31/2007       44.256774         46.172666          230,117.2082
  01/01/2008    to  12/31/2008       46.172666         43.772243          291,410.3299
  01/01/2009    to  12/31/2009       43.772243         47.035628          424,072.7900
  01/01/2010    to  12/31/2010       47.035628         50.026955          463,516.2513
  01/01/2011    to  12/31/2011       50.026955         52.337117          511,645.4471
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.096132         15.237255            7,162.7484
   01/01/2006                             to  04/30/2006       15.237255         15.063922           46,740.6858
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       10.213590         12.854337          109,219.5300
   01/01/2010                             to  12/31/2010       12.854337         15.142608          124,044.6166
   01/01/2011                             to  12/31/2011       15.142608         13.555968          282,689.4649
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.994863         16.477821            6,104.0469
   01/01/2006                             to  12/31/2006       16.477821         17.195659           52,040.6118
   01/01/2007                             to  12/31/2007       17.195659         17.570751           78,088.2572
   01/01/2008                             to  12/31/2008       17.570751          9.531884          113,768.1395
   01/01/2009                             to  05/01/2009        9.531884          9.943183                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST
  - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.290511         13.589774                0.0000
   01/01/2006                             to  12/31/2006       13.589774         14.280943           10,846.6764
   01/01/2007                             to  12/31/2007       14.280943         15.712352           10,569.3405
   01/01/2008                             to  12/31/2008       15.712352          8.859768           11,270.2803
   01/01/2009                             to  05/01/2009        8.859768          8.417992                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.106044         12.959146        1,627,402.4101
   01/01/2011                             to  12/31/2011       12.959146         12.741288        1,805,584.4448
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.459409         12.499043           12,941.4514
   01/01/2006                             to  12/31/2006       12.499043         12.858472          170,548.1893
   01/01/2007                             to  12/31/2007       12.858472         13.261334          397,913.9169
   01/01/2008                             to  12/31/2008       13.261334         13.376708        1,698,927.0095
   01/01/2009                             to  12/31/2009       13.376708         13.180631        1,392,381.2100
   01/01/2010                             to  04/30/2010       13.180631         13.107875                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
  04/28/2008    to  12/31/2008       37.090812         22.881136         233,748.3162
  01/01/2009    to  12/31/2009       22.881136         29.691087         407,591.1900
  01/01/2010    to  12/31/2010       29.691087         32.693710         539,441.0105
  01/01/2011    to  12/31/2011       32.693710         30.846989         686,630.7424
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON CLEARBRIDGE VARIABLE
  CAPITAL SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.620237         14.868470             833.4934
  01/01/2006    to  12/31/2006       14.868470         16.609522          69,350.1006
  01/01/2007    to  12/31/2007       16.609522         16.629420         122,970.1399
  01/01/2008    to  12/31/2008       16.629420          9.459891         100,859.4922
  01/01/2009    to  12/31/2009        9.459891         13.043583          95,959.8000
  01/01/2010    to  12/31/2010       13.043583         14.447742          73,975.0631
  01/01/2011    to  04/29/2011       14.447742         15.259152               0.0000
============   ==== ==========       =========         =========       ==============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  05/01/2006    to  12/31/2006       20.538666         21.098810          30,450.4365
  01/01/2007    to  12/31/2007       21.098810         21.589345          60,304.7462
  01/01/2008    to  12/31/2008       21.589345         12.945127          82,907.4082
  01/01/2009    to  12/31/2009       12.945127         15.490644          90,084.6200
  01/01/2010    to  12/31/2010       15.490644         17.430240         131,041.2812
  01/01/2011    to  12/31/2011       17.430240         16.066030         144,789.2278
============   ==== ==========       =========         =========       ==============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       19.131635         19.594244           2,499.3463
  01/01/2006    to  04/30/2006       19.594244         20.527964          18,817.4384
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       12.072256          7.990082         292,256.0005
  01/01/2009    to  12/31/2009        7.990082         10.963262         831,254.3000
  01/01/2010    to  12/31/2010       10.963262         11.998016       1,458,426.4624
  01/01/2011    to  12/31/2011       11.998016         11.822340       2,559,484.1859
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  11/07/2005    to  12/31/2005        4.648419          4.763708               0.0000
  01/01/2006    to  12/31/2006        4.763708          4.806551          28,954.3044
  01/01/2007    to  12/31/2007        4.806551          5.511531          54,894.4226
  01/01/2008    to  04/25/2008        5.511531          5.254055               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       22.100194         27.179728           41,825.3200
  01/01/2010    to  12/31/2010       27.179728         33.992770          141,827.6529
  01/01/2011    to  12/31/2011       33.992770         33.534123          217,694.9693
============   ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.696757         14.214541          227,063.8400
  01/01/2010    to  12/31/2010       14.214541         17.132004          373,050.9480
  01/01/2011    to  12/31/2011       17.132004         14.106174          427,578.2771
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       40.089763         42.982421           14,062.9850
  01/01/2007    to  12/31/2007       42.982421         44.018588           42,352.7842
  01/01/2008    to  12/31/2008       44.018588         33.619593           52,824.2790
  01/01/2009    to  12/31/2009       33.619593         39.120980          107,701.6700
  01/01/2010    to  12/31/2010       39.120980         42.256587          117,193.3296
  01/01/2011    to  12/31/2011       42.256587         42.462401          127,348.4739
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       23.423769         23.763993              146.5235
  01/01/2006    to  04/30/2006       23.763993         24.469359            8,498.5302
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       13.046611         13.241303            1,100.3751
  01/01/2006    to  12/31/2006       13.241303         15.795801           73,177.7445
  01/01/2007    to  12/31/2007       15.795801         16.714248          306,901.3947
  01/01/2008    to  12/31/2008       16.714248         11.086725          593,641.6225
  01/01/2009    to  12/31/2009       11.086725         13.169142        1,061,523.6500
  01/01/2010    to  12/31/2010       13.169142         14.426425        1,553,931.3456
  01/01/2011    to  12/31/2011       14.426425         14.304579        1,581,089.0052
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011       17.699661         16.421067           56,676.5754
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       22.515531         24.111377           57,115.7960
  01/01/2011    to  12/31/2011       24.111377         22.123579          129,485.5433
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       14.677194          9.639530          170,859.8525
  01/01/2009    to  12/31/2009        9.639530         13.138503          251,676.3600
  01/01/2010    to  12/31/2010       13.138503         17.394664          228,732.2544
  01/01/2011    to  12/31/2011       17.394664         17.349531          182,229.0149
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       15.453672         16.050403         179,183.4243
   01/01/2007                             to  12/31/2007       16.050403         16.465483         329,661.9866
   01/01/2008                             to  12/31/2008       16.465483         16.128934         455,922.9989
   01/01/2009                             to  12/31/2009       16.128934         16.544054         463,632.1800
   01/01/2010                             to  12/31/2010       16.544054         17.210358         445,146.9969
   01/01/2011                             to  12/31/2011       17.210358         17.853200         519,446.1458
=============                            ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       20.122972         20.680265             167.1526
   01/01/2006                             to  04/30/2006       20.680265         19.906969           4,540.0111
=============                            ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       15.077559         15.266382           1,528.6863
   01/01/2006                             to  04/30/2006       15.266382         15.094454               0.0000
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.095806         20.168780           358.9652
  01/01/2006    to  12/31/2006       20.168780         23.738130        10,462.8219
  01/01/2007    to  12/31/2007       23.738130         26.639915        25,548.3668
  01/01/2008    to  12/31/2008       26.639915         16.038194        27,039.4342
  01/01/2009    to  12/31/2009       16.038194         22.304212        29,561.5600
  01/01/2010    to  12/31/2010       22.304212         24.357778        26,699.8929
  01/01/2011    to  12/31/2011       24.357778         21.689538        20,262.0129
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      115.178144        120.439360           337.6156
  01/01/2006    to  12/31/2006      120.439360        129.735129         2,821.6436
  01/01/2007    to  12/31/2007      129.735129        142.423529         4,638.5493
  01/01/2008    to  12/31/2008      142.423529         77.975090         5,881.4343
  01/01/2009    to  12/31/2009       77.975090        106.235067         8,642.8400
  01/01/2010    to  12/31/2010      106.235067        123.216251         5,440.9271
  01/01/2011    to  12/31/2011      123.216251        115.269808         4,499.1779
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       81.341594         83.763483             0.0000
  01/01/2006    to  12/31/2006       83.763483         94.310184         2,888.0970
  01/01/2007    to  12/31/2007       94.310184         96.801504         3,807.2591
  01/01/2008    to  12/31/2008       96.801504         58.789238         4,908.3233
  01/01/2009    to  12/31/2009       58.789238         75.401373         4,959.2300
  01/01/2010    to  12/31/2010       75.401373         82.108196         5,036.0352
  01/01/2011    to  12/31/2011       82.108196         78.776476         3,975.8695
============   ==== ==========      ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       23.923901         24.996430             0.0000
  01/01/2006    to  12/31/2006       24.996430         29.668782         7,380.3338
  01/01/2007    to  12/31/2007       29.668782         33.471843        19,530.6763
  01/01/2008    to  12/31/2008       33.471843         19.500704        26,293.7616
  01/01/2009    to  12/31/2009       19.500704         26.116662        24,114.6500
  01/01/2010    to  12/31/2010       26.116662         27.668967        21,215.3727
  01/01/2011    to  12/31/2011       27.668967         24.164948        19,493.6782
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.033033         12.341811             0.0000
  01/01/2006    to  12/31/2006       12.341811         13.122253        16,554.3080
  01/01/2007    to  12/31/2007       13.122253         13.015232        28,566.1802
  01/01/2008    to  12/31/2008       13.015232          7.579091        32,914.3930
  01/01/2009    to  12/31/2009        7.579091          9.967093        34,573.0600
  01/01/2010    to  12/31/2010        9.967093         12.176829        34,124.4742
  01/01/2011    to  04/29/2011       12.176829         13.558747             0.0000
============   ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       24.716240         24.911379             0.0000
  01/01/2006    to  12/31/2006       24.911379         27.949120             0.0000
  01/01/2007    to  12/31/2007       27.949120         29.611205         1,903.2677
  01/01/2008    to  12/31/2008       29.611205         20.453519         2,371.3200
  01/01/2009    to  12/31/2009       20.453519         24.409052         1,556.7900
  01/01/2010    to  12/31/2010       24.409052         26.866207           356.1734
  01/01/2011    to  12/31/2011       26.866207         26.940342           917.3415
============   ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/13/2007    to  12/31/2007       16.001697         15.954952           491.5314
  01/01/2008    to  12/31/2008       15.954952         11.001007           408.3486
  01/01/2009    to  05/01/2009       11.001007         10.744165             0.0000
============   ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE
  THAT LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND
  VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.015567         14.198526             0.0000
  01/01/2006    to  12/31/2006       14.198526         15.579675             0.0000
  01/01/2007    to  11/12/2007       15.579675         15.776467             0.0000
============   ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  05/02/2011    to  12/31/2011        9.254722          9.056161        10,658.0972
============   ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        7.790263          7.846489             0.0000
  01/01/2006    to  12/31/2006        7.846489          9.043723         7,924.3078
  01/01/2007    to  12/31/2007        9.043723          9.407301        11,979.4487
  01/01/2008    to  12/31/2008        9.407301          6.565046        10,672.1794
  01/01/2009    to  12/31/2009        6.565046          7.832319        10,619.9300
  01/01/2010    to  12/31/2010        7.832319          8.565376        10,738.4449
  01/01/2011    to  04/29/2011        8.565376          9.284238             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       27.226786         27.732192             0.0000
  01/01/2006    to  12/31/2006       27.732192         31.656967         3,012.0683
  01/01/2007    to  12/31/2007       31.656967         31.325554         3,345.4732
  01/01/2008    to  12/31/2008       31.325554         19.413778         3,013.9334
  01/01/2009    to  12/31/2009       19.413778         24.542244         3,055.2100
  01/01/2010    to  12/31/2010       24.542244         27.967100         3,081.7135
  01/01/2011    to  12/31/2011       27.967100         25.638766         3,351.1532
============   ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.275254         13.621128             0.0000
  01/01/2006    to  12/31/2006       13.621128         15.743040         1,701.0056
  01/01/2007    to  12/31/2007       15.743040         15.983257         1,633.3015
  01/01/2008    to  12/31/2008       15.983257         10.054528         1,732.5366
  01/01/2009    to  12/31/2009       10.054528         12.233329         1,680.4200
  01/01/2010    to  12/31/2010       12.233329         13.086808         1,746.3446
  01/01/2011    to  12/31/2011       13.086808         13.423294         2,949.0275
============   ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.683067         12.827063             0.0000
  01/01/2006    to  12/31/2006       12.827063         13.112316         5,904.3821
  01/01/2007    to  12/31/2007       13.112316         13.492568         6,301.3362
  01/01/2008    to  12/31/2008       13.492568          8.267733         5,977.8196
  01/01/2009    to  12/31/2009        8.267733         11.504040           817.5300
  01/01/2010    to  12/31/2010       11.504040         12.348068           816.6867
  01/01/2011    to  12/31/2011       12.348068         11.989345           785.7085
============   ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       11.273648         11.625150         1,643.6749
  01/01/2006    to  12/31/2006       11.625150         12.812072         3,118.5192
  01/01/2007    to  12/31/2007       12.812072         13.772452         8,312.8737
  01/01/2008    to  12/31/2008       13.772452          7.979174         8,731.7794
  01/01/2009    to  12/31/2009        7.979174         11.133161        17,063.3400
  01/01/2010    to  12/31/2010       11.133161         13.620206        11,159.6101
  01/01/2011    to  12/31/2011       13.620206         13.495679         9,318.7517
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       14.153398         14.310997             0.0000
  01/01/2006    to  12/31/2006       14.310997         15.475046         4,041.9785
  01/01/2007    to  12/31/2007       15.475046         15.111286         4,437.8727
  01/01/2008    to  12/31/2008       15.111286         10.214895         4,391.6117
  01/01/2009    to  12/31/2009       10.214895         15.528927         3,357.5600
  01/01/2010    to  12/31/2010       15.528927         17.440390         3,230.6702
  01/01/2011    to  12/31/2011       17.440390         17.336633         3,230.3340
============   ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.357828         14.556981             0.0000
  01/01/2006    to  12/31/2006       14.556981         15.623119           927.5323
  01/01/2007    to  12/31/2007       15.623119         15.677835         2,922.1161
  01/01/2008    to  12/31/2008       15.677835         11.612339         2,757.6523
  01/01/2009    to  12/31/2009       11.612339         16.704690         2,773.5500
  01/01/2010    to  12/31/2010       16.704690         18.953925         5,091.6282
  01/01/2011    to  12/31/2011       18.953925         18.987276         5,220.3363
============   ==== ==========       =========         =========        ===========
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
  (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       10.924658         10.955208         1,166.6653
  01/01/2008    to  12/31/2008       10.955208          6.711919         2,715.5041
  01/01/2009    to  12/31/2009        6.711919          7.818588         2,983.7900
  01/01/2010    to  12/31/2010        7.818588          8.602094         4,353.5355
  01/01/2011    to  12/31/2011        8.602094          8.424532         4,088.0680
============   ==== ==========       =========         =========        ===========
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.220419          9.431488             0.0000
  01/01/2006    to  12/31/2006        9.431488         10.530884           949.1100
  01/01/2007    to  04/27/2007       10.530884         11.017210             0.0000
============   ==== ==========       =========         =========        ===========
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.221228         14.123631         1,026.1646
  01/01/2006    to  12/31/2006       14.123631         18.991090         7,734.8481
  01/01/2007    to  12/31/2007       18.991090         15.772079        14,472.1476
  01/01/2008    to  12/31/2008       15.772079          8.989198        21,437.9220
  01/01/2009    to  12/31/2009        8.989198         11.836147        21,635.4300
  01/01/2010    to  12/31/2010       11.836147         13.430355        23,119.9892
  01/01/2011    to  12/31/2011       13.430355         12.392287        19,240.0950
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       10.929519         11.175307             0.0000
  01/01/2006    to  12/31/2006       11.175307         13.568564         4,808.0967
  01/01/2007    to  12/31/2007       13.568564         13.129511        15,081.1964
  01/01/2008    to  12/31/2008       13.129511          9.593951        17,063.3840
  01/01/2009    to  12/31/2009        9.593951         12.103353        16,027.9500
  01/01/2010    to  12/31/2010       12.103353         14.138789        15,459.9050
  01/01/2011    to  12/31/2011       14.138789         12.419369        11,744.4169
============   ==== ==========      ==========        ==========        ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.027953         15.114126           238.0000
  01/01/2010    to  12/31/2010       15.114126         17.233504         2,810.9156
  01/01/2011    to  12/31/2011       17.233504         14.486755         2,298.3700
============   ==== ==========      ==========        ==========        ===========
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.233585         14.084293           963.9243
  01/01/2007    to  12/31/2007       14.084293         15.331647         6,607.5701
  01/01/2008    to  12/31/2008       15.331647          9.198162         7,140.7081
  01/01/2009    to  12/31/2009        9.198162         12.064213        11,533.0300
  01/01/2010    to  12/31/2010       12.064213         14.911173         5,274.6910
  01/01/2011    to  12/31/2011       14.911173         14.449475         4,632.3949
============   ==== ==========      ==========        ==========        ===========
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.117128         11.354952             0.0000
  01/01/2006    to  04/30/2006       11.354952         12.952070             0.0000
============   ==== ==========      ==========        ==========        ===========
 JANUS FORTY SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       93.590352         97.098630             0.0000
  01/01/2006    to  12/31/2006       97.098630         97.815197           739.3994
  01/01/2007    to  12/31/2007       97.815197        124.697711         1,197.2058
  01/01/2008    to  12/31/2008      124.697711         70.849470         2,451.9614
  01/01/2009    to  12/31/2009       70.849470         99.158078         3,078.6600
  01/01/2010    to  12/31/2010       99.158078        106.286908         3,292.7298
  01/01/2011    to  12/31/2011      106.286908         96.266565         2,094.1019
============   ==== ==========      ==========        ==========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       16.813557         14.827935         7,744.0463
  01/01/2008    to  12/31/2008       14.827935          8.939878        11,922.9752
  01/01/2009    to  12/31/2009        8.939878         11.948331        19,630.2700
  01/01/2010    to  12/31/2010       11.948331         14.346093        12,133.0503
  01/01/2011    to  12/31/2011       14.346093         13.280758        12,019.8915
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005       10.356790         10.808815             0.0000
  01/01/2006    to  12/31/2006       10.808815         11.890317         3,878.0136
  01/01/2007    to  04/27/2007       11.890317         13.095744             0.0000
============   ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.741654          6.975237        22,091.9577
============   ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245499         10.609815         3,128.2561
  01/01/2006    to  12/31/2006       10.609815         11.051761        17,865.8816
  01/01/2007    to  12/31/2007       11.051761         10.161188        18,140.3911
  01/01/2008    to  12/31/2008       10.161188          4.506157        27,057.9639
  01/01/2009    to  12/31/2009        4.506157          6.075762        25,496.6300
  01/01/2010    to  12/31/2010        6.075762          6.373210        26,021.9220
  01/01/2011    to  04/29/2011        6.373210          6.756844             0.0000
============   ==== ==========       =========         =========        ===========
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       22.508557         23.232707             0.0000
  01/01/2006    to  12/31/2006       23.232707         25.470459         4,138.4182
  01/01/2007    to  12/31/2007       25.470459         25.037421         8,185.1039
  01/01/2008    to  12/31/2008       25.037421         14.979115         8,047.4510
  01/01/2009    to  12/31/2009       14.979115         18.522728        11,437.5400
  01/01/2010    to  12/31/2010       18.522728         22.722926         9,522.1001
  01/01/2011    to  12/31/2011       22.722926         21.385957         7,441.9330
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997480          6.559283             0.0000
  01/01/2009    to  12/31/2009        6.559283          8.005266           549.1000
  01/01/2010    to  12/31/2010        8.005266          8.685733           542.9687
  01/01/2011    to  12/31/2011        8.685733          8.442207           536.9000
============   ==== ==========       =========         =========        ===========
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.996850         10.160654           248.0177
  01/01/2011    to  12/31/2011       10.160654         10.129541           230.3108
============   ==== ==========       =========         =========        ===========
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        8.554293          8.902489             0.0000
  01/01/2011    to  12/31/2011        8.902489          8.100342             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.394068          7.281068        31,862.7796
  01/01/2009    to  12/31/2009        7.281068         12.021544        53,458.8900
  01/01/2010    to  12/31/2010       12.021544         14.527765        36,550.8632
  01/01/2011    to  12/31/2011       14.527765         11.542311        29,020.2450
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        8.935690          9.756297           993.8785
  01/01/2006    to  12/31/2006        9.756297         12.213450         7,188.3043
  01/01/2007    to  12/31/2007       12.213450         15.369702        29,636.5410
  01/01/2008    to  11/07/2008       15.369702          7.433858             0.0000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.594320         12.295357         4,117.6675
  01/01/2006    to  12/31/2006       12.295357         15.208642        15,454.3053
  01/01/2007    to  12/31/2007       15.208642         16.836187        31,399.0909
  01/01/2008    to  12/31/2008       16.836187          9.481970        25,281.1696
  01/01/2009    to  12/31/2009        9.481970         12.191378        29,583.5900
  01/01/2010    to  12/31/2010       12.191378         13.273197        24,263.0561
  01/01/2011    to  12/31/2011       13.273197         11.582019        22,745.7782
============   ==== ==========       =========         =========        ===========
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  11/07/2005    to  12/31/2005        9.362231          9.627572         3,219.9011
  01/01/2006    to  12/31/2006        9.627572         10.196826         7,699.5070
  01/01/2007    to  12/31/2007       10.196826         12.303379        23,707.5953
  01/01/2008    to  12/31/2008       12.303379          6.401631        31,831.1707
  01/01/2009    to  12/31/2009        6.401631          9.839119        34,206.7400
  01/01/2010    to  12/31/2010        9.839119         12.700924        30,461.1356
  01/01/2011    to  12/31/2011       12.700924         11.553459        27,888.3172
============   ==== ==========       =========         =========        ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.937739         10.949495           884.6198
  01/01/2006    to  12/31/2006       10.949495         10.742585        13,484.1935
  01/01/2007    to  12/31/2007       10.742585         11.630534        19,862.0490
  01/01/2008    to  12/31/2008       11.630534         10.582355        30,252.7050
  01/01/2009    to  12/31/2009       10.582355         12.208399        32,283.4200
  01/01/2010    to  12/31/2010       12.208399         12.856829        28,357.7689
  01/01/2011    to  12/31/2011       12.856829         13.965221        24,914.6728
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.500244         11.667998         2,070.1810
  01/01/2006    to  12/31/2006       11.667998         11.918591        19,907.0936
  01/01/2007    to  12/31/2007       11.918591         12.527164        39,852.2408
  01/01/2008    to  12/31/2008       12.527164         12.291771        44,244.3441
  01/01/2009    to  12/31/2009       12.291771         14.178065        39,012.9800
  01/01/2010    to  12/31/2010       14.178065         14.987857       102,979.5523
  01/01/2011    to  12/31/2011       14.987857         15.112267        29,678.3014
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.150408         15.476147             0.0000
  01/01/2006    to  12/31/2006       15.476147         17.533762         2,016.5914
  01/01/2007    to  12/31/2007       17.533762         17.990437         7,181.5053
  01/01/2008    to  12/31/2008       17.990437         11.807191         4,012.9748
  01/01/2009    to  12/31/2009       11.807191         14.294734         4,208.5800
  01/01/2010    to  12/31/2010       14.294734         16.236131         3,545.0085
  01/01/2011    to  12/31/2011       16.236131         15.146103         3,547.7613
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.110130         11.088661             0.0000
  01/01/2010    to  12/31/2010       11.088661         12.141327             0.0000
  01/01/2011    to  12/31/2011       12.141327         12.276226             0.0000
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        6.931554          5.575822             0.0000
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       39.966312         40.973655             0.0000
  01/01/2006    to  12/31/2006       40.973655         47.166537         1,505.0710
  01/01/2007    to  12/31/2007       47.166537         47.803505         3,407.6462
  01/01/2008    to  12/31/2008       47.803505         29.741098         4,767.1856
  01/01/2009    to  12/31/2009       29.741098         34.410590         4,944.9300
  01/01/2010    to  12/31/2010       34.410590         39.351918         5,045.1446
  01/01/2011    to  12/31/2011       39.351918         36.916527         5,371.7768
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY FRANKLIN
  TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT
  (CLASS 2))
  11/07/2005    to  12/31/2005       18.090440         18.720451             0.0000
  01/01/2006    to  04/30/2006       18.720451         19.972742             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.179663          7.684735            0.0000
  01/01/2010    to  12/31/2010        7.684735          9.589201            0.0000
  01/01/2011    to  12/31/2011        9.589201          9.217169          232.6260
============   ==== ==========       =========         =========        ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.957273         18.336875        2,814.5927
  01/01/2007    to  12/31/2007       18.336875         17.376281        4,911.3401
  01/01/2008    to  12/31/2008       17.376281         11.915914        4,742.5318
  01/01/2009    to  12/31/2009       11.915914         14.725118        4,941.3800
  01/01/2010    to  12/31/2010       14.725118         17.253912        5,455.5258
  01/01/2011    to  12/31/2011       17.253912         15.347248        6,304.9578
============   ==== ==========       =========         =========        ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.906472         16.110166            0.0000
  01/01/2006    to  11/12/2006       16.110166         17.824084        4,628.8700
============   ==== ==========       =========         =========        ==========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.097156         10.412830            0.0000
  01/01/2006    to  12/31/2006       10.412830         11.810385        5,185.3384
  01/01/2007    to  12/31/2007       11.810385         11.252781        6,363.8244
  01/01/2008    to  12/31/2008       11.252781          7.047019        6,666.6795
  01/01/2009    to  12/31/2009        7.047019          8.716729        6,706.6300
  01/01/2010    to  12/31/2010        8.716729          9.783984        6,774.8811
  01/01/2011    to  12/31/2011        9.783984          9.420139        6,819.6013
============   ==== ==========       =========         =========        ==========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       37.149134         38.469709        2,412.1385
  01/01/2007    to  12/31/2007       38.469709         39.893752        4,953.9905
  01/01/2008    to  12/31/2008       39.893752         37.592892        4,187.3521
  01/01/2009    to  12/31/2009       37.592892         40.154026        5,575.9700
  01/01/2010    to  12/31/2010       40.154026         42.452305        4,411.9612
  01/01/2011    to  12/31/2011       42.452305         44.147809        6,758.0740
============   ==== ==========       =========         =========        ==========
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.098166         14.217569            0.0000
  01/01/2006    to  04/30/2006       14.217569         14.028595            0.0000
============   ==== ==========       =========         =========        ==========
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.464789         11.864936          847.4200
  01/01/2010    to  12/31/2010       11.864936         13.893564        2,700.9670
  01/01/2011    to  12/31/2011       13.893564         12.363517        1,037.7920
============   ==== ==========       =========         =========        ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.136355         15.579803             0.0000
   01/01/2006                             to  12/31/2006       15.579803         16.161507           936.3194
   01/01/2007                             to  12/31/2007       16.161507         16.414684         3,295.7087
   01/01/2008                             to  12/31/2008       16.414684          8.851153           841.3827
   01/01/2009                             to  05/01/2009        8.851153          9.214650             0.0000
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST
  - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.509898         12.780432             0.0000
   01/01/2006                             to  12/31/2006       12.780432         13.350305             0.0000
   01/01/2007                             to  12/31/2007       13.350305         14.600089             0.0000
   01/01/2008                             to  12/31/2008       14.600089          8.183065             0.0000
   01/01/2009                             to  05/01/2009        8.183065          7.759527             0.0000
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       11.914271         11.733956         3,977.7478
   01/01/2011                             to  12/31/2011       11.733956         11.467864        11,145.3453
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.635551         11.662400             0.0000
   01/01/2006                             to  12/31/2006       11.662400         11.926201           707.3073
   01/01/2007                             to  12/31/2007       11.926201         12.225880         1,426.6240
   01/01/2008                             to  12/31/2008       12.225880         12.258272         3,932.6196
   01/01/2009                             to  12/31/2009       12.258272         12.006329         3,073.6100
   01/01/2010                             to  04/30/2010       12.006329         11.916524             0.0000
=============                            ==== ==========       =========         =========        ===========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/28/2008                             to  12/31/2008       34.205503         21.015294             0.0000
   01/01/2009                             to  12/31/2009       21.015294         27.106790             0.0000
   01/01/2010                             to  12/31/2010       27.106790         29.669661             0.0000
   01/01/2011                             to  12/31/2011       29.669661         27.826591         2,102.5708
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON CLEARBRIDGE VARIABLE
  CAPITAL SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.350611         14.581548             0.0000
  01/01/2006    to  12/31/2006       14.581548         16.191846         3,685.1581
  01/01/2007    to  12/31/2007       16.191846         16.113729         4,948.1144
  01/01/2008    to  12/31/2008       16.113729          9.111350         4,368.9024
  01/01/2009    to  12/31/2009        9.111350         12.487852         4,252.2200
  01/01/2010    to  12/31/2010       12.487852         13.749491         4,250.9553
  01/01/2011    to  04/29/2011       13.749491         14.493300             0.0000
============   ==== ==========       =========         =========        ===========
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  05/01/2006    to  12/31/2006       19.380628         19.830127         1,219.9703
  01/01/2007    to  12/31/2007       19.830127         20.169109         1,503.8210
  01/01/2008    to  12/31/2008       20.169109         12.020772         1,360.0533
  01/01/2009    to  12/31/2009       12.020772         14.298437         1,486.1800
  01/01/2010    to  12/31/2010       14.298437         15.992599         1,709.1318
  01/01/2011    to  12/31/2011       15.992599         14.652849         1,994.5922
============   ==== ==========       =========         =========        ===========
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.104932         18.526556             0.0000
  01/01/2006    to  04/30/2006       18.526556         19.371803             0.0000
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        5.031613          3.316651        11,952.7344
  01/01/2009    to  12/31/2009        3.316651          4.523600        11,948.9800
  01/01/2010    to  12/31/2010        4.523600          4.920962        13,562.7436
  01/01/2011    to  12/31/2011        4.920962          4.819960        40,070.8093
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  11/07/2005    to  12/31/2005        4.507129          4.614888             0.0000
  01/01/2006    to  12/31/2006        4.614888          4.628606         5,110.5886
  01/01/2007    to  12/31/2007        4.628606          5.275572        11,958.3199
  01/01/2008    to  04/25/2008        5.275572          5.019536             0.0000
============   ==== ==========       =========         =========        ===========
 LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       20.195539         24.739319             0.0000
  01/01/2010    to  12/31/2010       24.739319         30.755781           745.0502
  01/01/2011    to  12/31/2011       30.755781         30.159620            86.8784
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.664038         14.115133         3,495.7900
  01/01/2010    to  12/31/2010       14.115133         16.910585             0.0000
  01/01/2011    to  12/31/2011       16.910585         13.840622           171.9740
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       35.767919         38.196514             0.0000
  01/01/2007    to  12/31/2007       38.196514         38.882055           129.5691
  01/01/2008    to  12/31/2008       38.882055         29.518139             0.0000
  01/01/2009    to  12/31/2009       29.518139         34.142948             0.0000
  01/01/2010    to  12/31/2010       34.142948         36.659079             0.0000
  01/01/2011    to  12/31/2011       36.659079         36.617795             0.0000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       21.875182         22.173578             0.0000
  01/01/2006    to  04/30/2006       22.173578         22.787510             0.0000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       12.487121         12.662421             0.0000
  01/01/2006    to  12/31/2006       12.662421         15.015174         6,607.0473
  01/01/2007    to  12/31/2007       15.015174         15.792684        17,992.1480
  01/01/2008    to  12/31/2008       15.792684         10.412455        15,950.1713
  01/01/2009    to  12/31/2009       10.412455         12.294224        14,960.7800
  01/01/2010    to  12/31/2010       12.294224         13.387473         9,928.8644
  01/01/2011    to  12/31/2011       13.387473         13.195153         9,983.1014
============   ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011       16.585893         15.326584             0.0000
============   ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       21.015721         22.415919           140.1126
  01/01/2011    to  12/31/2011       22.415919         20.445036           142.5125
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.726148          8.978235         1,752.0691
  01/01/2009    to  12/31/2009        8.978235         12.163969         3,286.6700
  01/01/2010    to  12/31/2010       12.163969         16.008238             0.0000
  01/01/2011    to  12/31/2011       16.008238         15.871360             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.422866         14.920330         8,019.2015
   01/01/2007                             to  12/31/2007       14.920330         15.214140         9,801.7063
   01/01/2008                             to  12/31/2008       15.214140         14.813778         7,051.3845
   01/01/2009                             to  12/31/2009       14.813778         15.104177         7,137.0000
   01/01/2010                             to  12/31/2010       15.104177         15.618511         8,028.8261
   01/01/2011                             to  12/31/2011       15.618511         16.105262        16,569.2669
=============                            ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.524403         19.020856             0.0000
   01/01/2006                             to  04/30/2006       19.020856         18.274115             0.0000
=============                            ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.112362         14.276657             0.0000
   01/01/2006                             to  04/30/2006       14.276657         14.088519             0.0000
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS



The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (Class I) (formerly Legg Mason ClearBridge Variable Fundamental Value Portfolio) (closed April 28, 2008); Legg Mason ClearBridge Variable Large Cap Growth Portfolio (Class I) (closed April 28, 2008); Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed May 1, 2011); and Legg Mason ClearBridge Variable Aggressive Growth Portfolio (Class I) (closed May 1, 2011); (b) Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class B) (closed May 4, 2009); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed April 30, 2012).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2006, Capital Appreciation Fund merged into Janus Capital Appreciation Portfolio (Class A) of Met Investors Series Trust.



Effective as of May 1, 2006, the following investment portfolios of The Travelers Series Trust were merged: AIM Capital Appreciation Portfolio merged into Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust; Equity Income Portfolio merged into FI Value Leaders Portfolio (Class D) of Metropolitan Series Fund; Federated High Yield Portfolio merged into Federated High Yield Portfolio (Class A) of Met Investors Series Trust; Large Cap Portfolio merged into FI Large Cap Portfolio (Class A) of Metropolitan Series Fund; Mercury Large Cap Core Portfolio merged into Mercury Large-Cap Core Portfolio (Class A) of Met Investors Series Trust; MFS (Reg. TM) Total Return Portfolio merged into MFS (Reg. TM) Total Return Portfolio (Class F) of Metropolitan Series Fund; MFS (Reg. TM) Value Portfolio merged into MFS (Reg.
TM) Value Portfolio (Class A) of Met Investors Series Trust; Pioneer Fund Portfolio merged into Pioneer Fund Portfolio (Class A) of Met Investors Series Trust; Pioneer Mid Cap Value Portfolio merged into Pioneer Mid-Cap Value Portfolio (Class A) of Met Investors Series Trust; Style Focus Series: Small Cap Growth Portfolio merged into Met/AIM Small Cap Growth Portfolio (Class A) of Met Investors Series Trust; Style Focus Series: Small Cap Value Portfolio merged into Dreman Small-Cap Value Portfolio (Class A) of Met Investors Series Trust; Travelers Managed Income Portfolio merged into BlackRock Bond Income Portfolio (Class E) of Metropolitan Series Fund; and U.S. Government Securities Portfolio merged into Western Asset Management U.S. Government Portfolio (Class
A) of Metropolitan Series Fund



Effective as of May 1, 2006, Franklin Templeton Variable Insurance Products
Trust: Mutual Shares Securities Fund (Class 2) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).



Effective as of May 1, 2006, Metropolitan Series Fund: Western Asset Management U.S. Government Portfolio (Class B) was exchanged for Metropolitan Series Fund:
Western Asset Management U.S. Government Portfolio (Class A).



Effective as of November 13, 2006, Lazard Retirement Series, Inc.: Lazard Retirement Small Cap Portfolio (Service Shares) was replaced with Met Investors Series Trust: Third Avenue Small Cap Value Portfolio (Class B).


Effective as of April 30, 2007, Met Investors Series Trust: BlackRock Large-Cap Core Portfolio (Class A) was exchanged for Met Investors Series Trust:
BlackRock Large-Cap Core Portfolio (Class E).


Effective as of April 30, 2007, Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of November 12, 2007, Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value (single share class) merged into Legg Mason Partners Variable Appreciation Portfolio (Class II).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


Effective as of April 28, 2008, Van Kampen Life Investment Trust: Van Kampen LIT Strategic Growth Portfolio (Class II) was replaced with Metropolitan Series
Fund: Jennison Growth Portfolio (Class B).


Effective as of April 28, 2008, Met Investors Series Trust: MFS (Reg. TM) Value Portfolio (Class A) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class A).



Effective as of November 10, 2008, Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Met Investors Series Trust: MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B).



Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Legacy Large Cap Growth Portfolio (Class A); and Metropolitan Series
Fund: FI Large Cap Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Legacy Large Cap Growth Portfolio (Class A).



Effective as of May 4, 2009, Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed November 12, 2007) was exchanged for Legg Mason Partners Variable Appreciation Portfolio (Class I).



Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Metropolitan Series Fund: BlackRock Money Market Portfolio (Class
E).


Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Capital Portfolio (single share class) (closed April 28, 2008) was replaced with Metropolitan Series Fund: Davis Venture Value Portfolio (Class A).



Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Dividend Strategy Portfolio (single share class) (closed April 28, 2008) merged into Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed May 1, 2011).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).



Effective as of April 30, 2012, Metropolitan Series Fund: Neuberger Berman Mid Cap Portfolio (Class B) merged into Met Investors Series Trust: Lord Abbett Mid Cap Value Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following portfolio is available under the contract:


TEMPLETON FOREIGN SECURITIES FUND


INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.


LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)


Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser and ClearBridge Advisors, LLC is the subadviser to each portfolio. The following Class I portfolios are available under the contract:


LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.


LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO


INVESTMENT OBJECTIVE: Legg Mason ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.


LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: Legg Mason ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)


Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:


LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO



SUBADVISERS: Western Asset Management Company, Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.



INVESTMENT OBJECTIVE: Legg Mason Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.


MET INVESTORS SERIES TRUST


MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:


BLACKROCK HIGH YIELD PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


BLACKROCK LARGE CAP CORE PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.


CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS B)



SUBADVISER: CBRE Clarion Securities LLC



INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


DREMAN SMALL CAP VALUE PORTFOLIO (CLASS A)


SUBADVISER: Dreman Value Management, LLC


INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS A)


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS A)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JANUS FORTY PORTFOLIO (CLASS A)


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.


LAZARD MID CAP PORTFOLIO (CLASS B)


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (CLASS B)


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


LORD ABBETT MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.


MET/EATON VANCE FLOATING RATE PORTFOLIO (CLASS B)


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS B)


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.

MET/TEMPLETON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Templeton Global Advisors Limited


INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS B)


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


RCM TECHNOLOGY PORTFOLIO (CLASS B)


SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (CLASS B) (formerly Lord Abbett Growth and Income Portfolio)


SUBADVISER: T. Rowe Price Associates, Inc. (formerly Lord, Abbett & Co. LLC)



INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.



THIRD AVENUE SMALL CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. The following portfolios are available under the contract:



BLACKROCK BOND INCOME PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS A)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsiblities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


FI VALUE LEADERS PORTFOLIO (CLASS D)


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


LOOMIS SAYLES SMALL CAP CORE PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Core Portfolio seeks long-term capital growth from investments in common stocks or other equity securities.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS F)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS A)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC



INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.



WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS A)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

APPENDIX C

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Based on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the GMIB Plus III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------



    Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).



    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------



    Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT



    Example
    -------



    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]







(3) THE HIGHEST ANNIVERSARY VALUE (HAV)



    Example
    -------



  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III rider.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value.

     Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus III rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]







    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.



[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS III



    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.



    The effects of exercising the Guaranteed Principal Option are:



    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus III rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.




[GRAPHIC APPEARS HERE]







    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS III


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;



   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the first contract anniversary;

   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and




   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;



   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the second contract anniversary;



   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and




   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and




   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus III remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);



   (2) The GMIB Plus III rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

[GRAPHIC APPEARS HERE]






(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES -  GMIB PLUS III



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2012 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2013), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2013 with respect to this contract is $6,000, and the required minimum distribution amount for 2014 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2013) and the second contract anniversary (September 1, 2014) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2013 ($6,000) or for 2014 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2013 ($100,000);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


Because $7,200 (the required minimum distribution amount for 2014) is greater than $6,000 (the required minimum distribution amount for 2013), (c) is equal to $7,200 divided by $100,000, or 7.2%.



  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2013 through August 2014). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2014, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2013, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2013 divided by 12). From January through August 2014, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2014 divided by 12). The Owner receives $2,000 in 2013 and $4,800 in 2014, for a total of $6,800.)

  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2013 in December 2013 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2014 in January 2014 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.



  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------



  Assume the contract Owner withdraws $7,250 on September 1, 2013 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2013 and 2014, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,387.50. On September 1, 2013, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).



  No Withdrawals
  --------------



  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2014 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through J are for the Principal Guarantee.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee riders) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Principal Guarantee and Principal Guarantee Value riders) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial

Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value



Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.



B.   Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups (No
Withdrawals)



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).



C. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Compounding Income Amount



Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).



(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount
                                                 --
and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth
                                                 -----
contract anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



D. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)



Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).



At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





E.   Principal Guarantee - How Withdrawals Affect the Benefit Base



  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $112,000 because of market performance. If you make your first withdrawal on or after your 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $100,000 - $12,000 = $88,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the remaining Account Value of $100,000 exceeds the remaining Benefit Base of $88,000, no further reduction to the Benefit Base is made.




  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If you make your first withdrawal on or after the 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $88,000 and the Account Value would be reduced to $78,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the Account Value of $78,000 is less than the Benefit Base of $88,000, a further reduction of the $10,000 difference is made, reducing the Benefit Base to $78,000.



F. Principal Guarantee - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume you make your first withdrawal in the first year and the GWB Withdrawal Rate is 5%, therefore the initial Annual Benefit Payment would be $5,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $95,000 + $10,000 = $105,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would increase to $5,250.



G.   Principal Guarantee - How Withdrawals Affect the Annual Benefit Payment



  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be

     $10,000. If a withdrawal of $12,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $12,000 - $1,000 = $87,000.
     Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $8,700 (10% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $8,700.




  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 was made four years later after the Account Value had increased to $150,000, the Account Value would be reduced to $138,000. Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $13,800 (10% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $10,000.



H. Principal Guarantee - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount



An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next 18 months you make two withdrawals of $5,000 each. Your Benefit Base would be reduced to $90,000. If a subsequent Purchase Payment of $3,000 was made before the 2nd contract anniversary, the Benefit Base would be increased to $90,000 + $3,000 = $93,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $93,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.



I.   Principal Guarantee - Putting It All Together


     1. When Withdrawals Equal the Annual Benefit Payment and are Taken On or After Your 3rd Contract Anniversary



An initial Purchase Payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment is $5,000. If no withdrawals are taken for the first 3 years of the contract, the Annual Benefit Payment increases to 10% x $100,000 = $10,000. Starting in the fourth Contract Year, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $10,000 for 10 years as long as no withdrawals were taken in the first 3 years.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account
Payment   Withdrawals   Balance
      0             0     100000
      0             0      73000
      0             0      52750
  10000         10000    37562.5
  10000         20000   26171.88
  10000         30000   17628.91
  10000         40000   11221.68
  10000         50000    6416.26
  10000         60000   2812.195
  10000         70000   109.1461
  10000         80000          0
  10000         90000          0
  10000        100000          0

  2. When Withdrawals Do Not Exceed the Annual Benefit Payment and are Taken Before Your 3rd Contract Anniversary



An initial Purchase Payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Even if the Account Balance reduces to zero due to poor market performance, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $5,000 for 20 years.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account
Payment   Withdrawals   Balance
   5000          5000     100000
   5000         10000      73000
   5000         15000      52750
   5000         20000    37562.5
   5000         25000   26171.88
   5000         30000   17628.91
   5000         35000   11221.68
   5000         40000    6416.26
   5000         45000   2812.195
   5000         50000   109.1461
   5000         55000          0
   5000         60000          0
   5000         65000          0
   5000         70000          0
   5000         75000          0
   5000         80000          0
   5000         85000          0
   5000         90000          0
   5000         95000          0
   5000        100000          0



  3.   When Annual Withdrawals Do Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would now be the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account   Benefit
Payment   Withdrawals   Balance   Base
      0             0    100000    100000
   5000          5000     95000     95000
   5000          5000     68000     90000
   5000         50000     50000     85000
   5000         10000     40000     40000
   2000          2000     38000     38000
   2000          2000     36000     36000
   2000          2000     34000     34000
   2000          2000     32000     32000
   2000          2000     30000     30000
   2000          2000     28000     28000
   2000          2000     26000     26000
   2000          2000     24000     24000
   2000          2000     22000     22000
   2000          2000     20000     20000
   2000          2000     18000     18000
   2000          2000     16000     16000
   2000          2000     14000     14000
   2000          2000     12000     12000




J.   Principal Guarantee -  How the Optional Reset Works (may be elected prior to the Owner's 86th birthday)


Assume that a contract had an initial Purchase Payment of $100,000 and the GWB charge is .50%.The initial Account Value would be $100,000, the initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000 and the Annual Benefit Payment would be $5,000 (assuming you began withdrawing in your first year).


Assume the Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the GWB charge remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 5% x $148,350 = $7,418.


Assume the Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the GWB charge has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 5% x $179,859 = $8,993.


Assume the Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the GWB charge is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 5% x $282,582 = $14,129.

[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Contract
Payment   Withdrawals   Value
   5000          5000    1000000
   5000         10000     125000
   5000         15000     130000
 7417.5       22417.5     148350
 7417.5         29835     185000
 7407.5       37252.5     195000
8992.95      46245.45     179589
8992.95       55238.4     210000
8992.95      64231.35     223000
14129.1      78360.45     282582
14129.1      92489.55     270000
14129.1     106618.65     278000
                          315000

APPENDIX E

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2012              $100,000
   B    Account Value                                 10/1/2013              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2013           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2014              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2014              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2014              $  9,000
   G    Percentage Reduction in Account               10/2/2014                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2014              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2014           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2014              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2012              $100,000
   B    Account Value                                      10/1/2013              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2013           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2014              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2014              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2014              $  9,000
   G    Percentage Reduction in Account                    10/2/2014                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2014              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2014           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2014              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2012             $100,000
    B    Account Value                           10/1/2013 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2013             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2013             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2013          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2014 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2014             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2014          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2014             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2014             $  9,000
    G    Percentage Reduction in Account                 10/2/2014                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2014             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2014          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2014          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2014             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT


The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. (These examples use the annual increase rate for the Enhanced Death Benefit II rider, 5%. If a contract was issued with certain versions of the Enhanced Death Benefit I rider, the annual increase rate is 6% instead of 5%. See "Death Benefit - Description of Enhanced Death Benefit I.") Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------



   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).



   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------



   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).



   (For contracts issued with the Enhanced Death Benefit rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)



(2) THE ANNUAL INCREASE AMOUNT



   Example
   -------



   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a Death Benefit Based on the Annual Increase Amount
   ---------------------------------------------------------------




   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the

  Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).



(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------



  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.




   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a Death Benefit Based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).



(4) PUTTING IT ALL TOGETHER


   Example
   -------



   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.




   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.



(5) THE OPTIONAL STEP-UP



Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

The effect of the Optional Step-Up election is:



     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.



(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP



Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.



(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES -  ENHANCED DEATH BENEFIT II



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2012 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2013), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2013 with respect to this contract is $6,000, and the required minimum distribution amount for 2014 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2013) and the second contract anniversary (September 1, 2014) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2013 ($6,000) or for 2014 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2013 ($100,000);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


Because $7,200 (the required minimum distribution amount for 2014) is greater than $6,000 (the required minimum distribution amount for 2013), (c) is equal to $7,200 divided by $100,000, or 7.2%.



     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------



If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2013 through August 2014). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2014, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2013, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2013 divided by 12). From January through August 2014, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2014 divided by 12). The Owner receives $2,000 in 2013 and $4,800 in 2014, for a total of $6,800.)



     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------



If the contract Owner withdraws the $6,000 required minimum distribution amount for 2013 in December 2013 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2014 in January 2014 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.



     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------



Assume the contract Owner withdraws $7,250 on September 1, 2013 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2013 and 2014, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,387.50. On September 1, 2013, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).



     (iv) No Withdrawals
          --------------



If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2014 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY



                             MARQUIS PORTFOLIOS/SM/

             (OFFERED BETWEEN NOVEMBER 7, 2005 AND APRIL 30, 2012)

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2012, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 842-9325.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2012.



MARQUIS PORTFOLIOS IS A SERVICE MARK OF MORGAN STANLEY SMITH BARNEY HOLDINGS LLC AND IS USED BY METLIFE, INC. AND ITS AFFILIATES UNDER LICENSE.




SAI-0412USAMARQUIS
                                       1

TABLE OF CONTENTS                           PAGE




COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
CALCULATION OF PERFORMANCE INFORMATION..     5
     Total Return.......................     5
     Historical Unit Values.............     5
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     7
     Mortality and Expense Guarantee....     7
     Legal or Regulatory Restrictions
       on Transactions..................     7
TAX STATUS OF THE CONTRACTS.............     8
CONDENSED FINANCIAL INFORMATION.........    10
FINANCIAL STATEMENTS....................    62

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of MetLife Investors USA Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.





CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the

Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2011             $1,101,222,893           $0
2010             $  619,025,695           $0
2009             $  444,678,204           $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2011 ranged from $0 to $25,311,993.* The amount of commissions paid to selected selling firms during 2011 ranged from $600 to $84,886,349. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2011 ranged from $600 to $87,026,602.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2010 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.



Ameriprise Financial Services, Inc.
AXA Advisors, LLC
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.

Commonwealth Financial Network

CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
FSC Securities Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.

Founders Financial Securities, LLC
H. D. Vest Investment Securities, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
ING Financial Partners, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC

Key Investment Services LLC

Lincoln Financial Advisors Corporation.

Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC

M&T Securities, Inc.
Merrill Lynch, Inc.

Morgan Keegan & Company, Inc.

Morgan Stanley Smith Barney, LLC
National Planning Corporation

NEXT Financial Group

NFP Securities, Inc.
PNC Investments LLC

ProEquities, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Wealth Management

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Sammons Securities Company, LLC
Securities America, Inc.

Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated

Tower Square Securities, Inc.

Transamerica Financial Advisors, Inc.

UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.

United Planners' Financial Services of America
ValMark Securities, Inc.

Wall Street Financial Group, Inc.

Walnut Street Securities, Inc.

Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC

Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, Enhanced Death Benefit rider charge, and/or GMIB or GWB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of an Enhanced Death Benefit, GMIB, or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite

Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

    (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

    (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:



o You may not make a transfer from the fixed annuity option to the variable annuity option;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the required minimum distribution ("RMD") requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


For RMDs after the death of the contract owner, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.758491        20.880809        3,079.4063
  01/01/2006    to  12/31/2006       20.880809        24.674348      221,748.9153
  01/01/2007    to  12/31/2007       24.674348        27.802126      557,663.2479
  01/01/2008    to  12/31/2008       27.802126        16.805311      813,745.3461
  01/01/2009    to  12/31/2009       16.805311        23.464680      772,738.7600
  01/01/2010    to  12/31/2010       23.464680        25.727692      751,223.5838
  01/01/2011    to  12/31/2011       25.727692        23.001092      674,424.0632
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      125.651534       131.467481        1,989.4762
  01/01/2006    to  12/31/2006      131.467481       142.180426       91,791.1800
  01/01/2007    to  12/31/2007      142.180426       156.715027      218,914.3639
  01/01/2008    to  12/31/2008      156.715027        86.145422      303,016.8978
  01/01/2009    to  12/31/2009       86.145422       117.836890      346,962.7500
  01/01/2010    to  12/31/2010      117.836890       137.219804      340,892.7018
  01/01/2011    to  12/31/2011      137.219804       128.883812      311,453.4775
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       88.736896        91.432065          694.1461
  01/01/2006    to  12/31/2006       91.432065       103.355634       88,920.0564
  01/01/2007    to  12/31/2007      103.355634       106.513412      234,576.4593
  01/01/2008    to  12/31/2008      106.513412        64.948137      297,107.8143
  01/01/2009    to  12/31/2009       64.948137        83.634466      322,631.5000
  01/01/2010    to  12/31/2010       83.634466        91.438317      318,190.8423
  01/01/2011    to  12/31/2011       91.438317        88.078960      294,722.1646
============   ==== ==========      ==========       ==========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       25.254168        26.401647           2,290.8714
  01/01/2006    to  12/31/2006       26.401647        31.461861         257,503.4795
  01/01/2007    to  12/31/2007       31.461861        35.637761         646,892.6950
  01/01/2008    to  12/31/2008       35.637761        20.846211         910,161.7584
  01/01/2009    to  12/31/2009       20.846211        28.030542         972,560.0900
  01/01/2010    to  12/31/2010       28.030542        29.815510       1,001,915.3471
  01/01/2011    to  12/31/2011       29.815510        26.143938         903,204.8016
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.202863        12.523278           5,576.1169
  01/01/2006    to  12/31/2006       12.523278        13.368420         662,622.7655
  01/01/2007    to  12/31/2007       13.368420        13.312838         960,672.1318
  01/01/2008    to  12/31/2008       13.312838         7.783649       1,021,700.5794
  01/01/2009    to  12/31/2009        7.783649        10.277139         997,620.9900
  01/01/2010    to  12/31/2010       10.277139        12.605874         880,801.4030
  01/01/2011    to  04/29/2011       12.605874        14.054787               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       26.145487        26.367233               0.0000
  01/01/2006    to  12/31/2006       26.367233        29.700698         124,383.3077
  01/01/2007    to  12/31/2007       29.700698        31.593728         203,747.5661
  01/01/2008    to  12/31/2008       31.593728        21.910820         184,585.5565
  01/01/2009    to  12/31/2009       21.910820        26.252994         183,475.0800
  01/01/2010    to  12/31/2010       26.252994        29.011492         172,671.7855
  01/01/2011    to  12/31/2011       29.011492        29.207889         157,966.6898
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/13/2007    to  12/31/2007       16.332669        16.293538          32,515.6585
  01/01/2008    to  12/31/2008       16.293538        11.279715          16,128.8730
  01/01/2009    to  05/01/2009       11.279715        11.031052               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE
THAT LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND
VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.190561        14.384162               0.0000
  01/01/2006    to  12/31/2006       14.384162        15.846443          13,979.9069
  01/01/2007    to  11/12/2007       15.846443        16.102074               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  05/02/2011    to  12/31/2011       11.098635        10.889373         295,307.1966
============   ==== ==========       =========        =========       ==============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        7.984456         8.046757            0.0000
  01/01/2006    to  12/31/2006        8.046757         9.311602       81,927.9680
  01/01/2007    to  12/31/2007        9.311602         9.724975      164,893.6510
  01/01/2008    to  12/31/2008        9.724975         6.814072      212,232.9350
  01/01/2009    to  12/31/2009        6.814072         8.161996      206,201.9200
  01/01/2010    to  12/31/2010        8.161996         8.961654      190,701.8214
  01/01/2011    to  04/29/2011        8.961654         9.726443            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       28.557161        29.104170            0.0000
  01/01/2006    to  12/31/2006       29.104170        33.355847      122,069.1998
  01/01/2007    to  12/31/2007       33.355847        33.139675      174,970.8661
  01/01/2008    to  12/31/2008       33.139675        20.620846      155,322.4273
  01/01/2009    to  12/31/2009       20.620846        26.172703      153,057.1100
  01/01/2010    to  12/31/2010       26.172703        29.944517      131,036.3449
  01/01/2011    to  12/31/2011       29.944517        27.561428      113,866.1965
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.691874        14.056766        3,572.2125
  01/01/2006    to  12/31/2006       14.056766        16.311456       88,004.6656
  01/01/2007    to  12/31/2007       16.311456        16.627079      131,964.4746
  01/01/2008    to  12/31/2008       16.627079        10.501683       46,106.8142
  01/01/2009    to  12/31/2009       10.501683        12.828591       50,299.4600
  01/01/2010    to  12/31/2010       12.828591        13.778564       44,921.2925
  01/01/2011    to  12/31/2011       13.778564        14.189365       42,986.4967
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.070671        13.226756        1,646.1981
  01/01/2006    to  12/31/2006       13.226756        13.574951      147,175.9441
  01/01/2007    to  12/31/2007       13.574951        14.024911      233,695.3764
  01/01/2008    to  12/31/2008       14.024911         8.628575      188,561.0045
  01/01/2009    to  12/31/2009        8.628575        12.054244      160,639.3400
  01/01/2010    to  12/31/2010       12.054244        12.990464      127,360.5313
  01/01/2011    to  12/31/2011       12.990464        12.663535       94,074.1478
============   ==== ==========       =========        =========      ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       11.432759        11.796075        1,372.5987
  01/01/2006    to  12/31/2006       11.796075        13.052421       79,292.6138
  01/01/2007    to  12/31/2007       13.052421        14.087358      173,692.6033
  01/01/2008    to  12/31/2008       14.087358         8.194524      205,373.4169
  01/01/2009    to  12/31/2009        8.194524        11.479470      215,992.5400
  01/01/2010    to  12/31/2010       11.479470        14.100105      191,648.3953
  01/01/2011    to  12/31/2011       14.100105        14.027092      180,727.1022
============   ==== ==========       =========        =========      ============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       14.585841        14.756821        1,469.7322
  01/01/2006    to  12/31/2006       14.756821        16.020895      153,970.7061
  01/01/2007    to  12/31/2007       16.020895        15.707349      313,620.6894
  01/01/2008    to  12/31/2008       15.707349        10.660555      248,810.5475
  01/01/2009    to  12/31/2009       10.660555        16.271292      221,749.9100
  01/01/2010    to  12/31/2010       16.271292        18.347337      211,149.0673
  01/01/2011    to  12/31/2011       18.347337        18.311099      185,836.2569
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT
 (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.895600        15.110984        1,493.6472
  01/01/2006    to  12/31/2006       15.110984        16.282495       92,249.7626
  01/01/2007    to  12/31/2007       16.282495        16.405357      164,092.5964
  01/01/2008    to  12/31/2008       16.405357        12.200088      213,329.1827
  01/01/2009    to  12/31/2009       12.200088        17.620433      271,176.1100
  01/01/2010    to  12/31/2010       17.620433        20.073050      282,672.9737
  01/01/2011    to  12/31/2011       20.073050        20.188755      319,259.1923
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       11.330128        11.392363      136,625.5642
  01/01/2008    to  12/31/2008       11.392363         7.007876      155,327.2571
  01/01/2009    to  12/31/2009        7.007876         8.196067      175,676.0700
  01/01/2010    to  12/31/2010        8.196067         9.053513      195,405.3169
  01/01/2011    to  12/31/2011        9.053513         8.902107      220,668.6907
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.506330         9.729598        1,271.1132
  01/01/2006    to  12/31/2006        9.729598        10.907149       44,105.4030
  01/01/2007    to  04/27/2007       10.907149        11.425737            0.0000
============   ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.301972        14.218141        457,667.2761
  01/01/2006    to  12/31/2006       14.218141        19.194490        706,727.4837
  01/01/2007    to  12/31/2007       19.194490        16.005296        838,701.4795
  01/01/2008    to  12/31/2008       16.005296         9.158910      1,032,932.1722
  01/01/2009    to  12/31/2009        9.158910        12.107964      1,154,341.3400
  01/01/2010    to  12/31/2010       12.107964        13.793766      1,196,279.0948
  01/01/2011    to  12/31/2011       13.793766        12.778545      1,191,729.0761
============   ==== ==========       =========        =========      ==============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       10.953821        11.206672          1,164.0636
  01/01/2006    to  12/31/2006       11.206672        13.661019        112,726.5245
  01/01/2007    to  12/31/2007       13.661019        13.272278        319,793.0464
  01/01/2008    to  12/31/2008       13.272278         9.737326        417,786.4167
  01/01/2009    to  12/31/2009        9.737326        12.333487        487,106.5100
  01/01/2010    to  12/31/2010       12.333487        14.465316        473,100.5466
  01/01/2011    to  12/31/2011       14.465316        12.757050        460,766.5096
============   ==== ==========       =========        =========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.356568        15.605577         67,457.8200
  01/01/2010    to  12/31/2010       15.605577        17.865106        231,597.2597
  01/01/2011    to  12/31/2011       17.865106        15.077847        256,378.7710
============   ==== ==========       =========        =========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.495640        14.381715         73,885.1490
  01/01/2007    to  12/31/2007       14.381715        15.718502        164,613.5858
  01/01/2008    to  12/31/2008       15.718502         9.468269        229,877.7040
  01/01/2009    to  12/31/2009        9.468269        12.468259        274,592.6500
  01/01/2010    to  12/31/2010       12.468259        15.472263        241,329.8585
  01/01/2011    to  12/31/2011       15.472263        15.053184        238,261.1956
============   ==== ==========       =========        =========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.141844        11.386816          1,147.5438
  01/01/2006    to  04/30/2006       11.386816        13.005202         38,622.0901
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JANUS FORTY SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       102.386075       106.285801              0.0000
  01/01/2006    to  12/31/2006       106.285801       107.498259          4,519.9312
  01/01/2007    to  12/31/2007       107.498259       137.593950         21,669.1635
  01/01/2008    to  12/31/2008       137.593950        78.491928         47,433.5483
  01/01/2009    to  12/31/2009        78.491928       110.294307         56,136.6000
  01/01/2010    to  12/31/2010       110.294307       118.697253         64,433.4807
  01/01/2011    to  12/31/2011       118.697253       107.937091         60,024.5830
============   ==== ==========       ==========       ==========      ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007        17.191695        15.202206        776,179.4275
  01/01/2008    to  12/31/2008        15.202206         9.202464        859,127.6895
  01/01/2009    to  12/31/2009         9.202464        12.348579        862,876.0700
  01/01/2010    to  12/31/2010        12.348579        14.886019        837,887.9147
  01/01/2011    to  12/31/2011        14.886019        13.835741        797,356.2318
============   ==== ==========       ==========       ==========      ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005        10.379834        10.839160            995.7012
  01/01/2006    to  12/31/2006        10.839160        11.971352        130,155.4668
  01/01/2007    to  04/27/2007        11.971352        13.202176              0.0000
============   ==== ==========       ==========       ==========      ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011         8.068179         7.288773      1,533,710.7806
============   ==== ==========       ==========       ==========      ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.246282        10.616793         14,518.9346
  01/01/2006    to  12/31/2006        10.616793        11.103240        778,942.9631
  01/01/2007    to  12/31/2007        11.103240        10.249680        927,582.9383
  01/01/2008    to  12/31/2008        10.249680         4.563760        808,067.6676
  01/01/2009    to  12/31/2009         4.563760         6.178104        826,513.6400
  01/01/2010    to  12/31/2010         6.178104         6.506516        802,120.6085
  01/01/2011    to  04/29/2011         6.506516         6.907176              0.0000
============   ==== ==========       ==========       ==========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        23.260893        24.023201          4,164.8000
  01/01/2006    to  12/31/2006        24.023201        26.442352        160,244.6067
  01/01/2007    to  12/31/2007        26.442352        26.097552        292,385.6989
  01/01/2008    to  12/31/2008        26.097552        15.676272        387,389.9873
  01/01/2009    to  12/31/2009        15.676272        19.462534        495,079.9700
  01/01/2010    to  12/31/2010        19.462534        23.971421        500,558.9013
  01/01/2011    to  12/31/2011        23.971421        22.651279        503,987.0530
============   ==== ==========       ==========       ==========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918         6.577412          36,972.9255
  01/01/2009    to  12/31/2009        6.577412         8.059563         171,710.3600
  01/01/2010    to  12/31/2010        8.059563         8.779668         285,582.1238
  01/01/2011    to  12/31/2011        8.779668         8.567648         417,461.9916
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997397        10.188191          49,027.1917
  01/01/2011    to  12/31/2011       10.188191        10.197595         244,905.6364
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       13.205224        13.779215           2,644.2150
  01/01/2011    to  12/31/2011       13.779215        12.587852           8,926.8540
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.198346         6.107034       1,300,719.6577
  01/01/2009    to  12/31/2009        6.107034        10.123524       1,462,628.7900
  01/01/2010    to  12/31/2010       10.123524        12.282999       1,786,338.1089
  01/01/2011    to  12/31/2011       12.282999         9.797930       2,024,954.4151
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.288966        10.147893           2,540.5376
  01/01/2006    to  12/31/2006       10.147893        12.754431         208,599.1356
  01/01/2007    to  12/31/2007       12.754431        16.115132         512,017.6420
  01/01/2008    to  11/07/2008       16.115132         7.821202               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.821093        12.543118       1,048,425.7713
  01/01/2006    to  12/31/2006       12.543118        15.577096       1,324,091.3409
  01/01/2007    to  12/31/2007       15.577096        17.313567       1,552,782.6006
  01/01/2008    to  12/31/2008       17.313567         9.790126       1,860,865.9098
  01/01/2009    to  12/31/2009        9.790126        12.638051       1,831,273.0100
  01/01/2010    to  12/31/2010       12.638051        13.814584       1,852,657.4975
  01/01/2011    to  12/31/2011       13.814584        12.102702       1,649,352.8241
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
  11/07/2005    to  12/31/2005        9.541346         9.817470           4,359.0711
  01/01/2006    to  12/31/2006        9.817470        10.439521         221,538.8588
  01/01/2007    to  12/31/2007       10.439521        12.646959         575,200.4590
  01/01/2008    to  12/31/2008       12.646959         6.606944         882,952.9172
  01/01/2009    to  12/31/2009        6.606944        10.195361         871,158.2500
  01/01/2010    to  12/31/2010       10.195361        13.213459         821,808.7813
  01/01/2011    to  12/31/2011       13.213459        12.067792         681,312.9538
============   ==== ==========       =========        =========       ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.048701        11.067004        1,872,092.1192
  01/01/2006    to  12/31/2006       11.067004        10.901283        1,987,044.5726
  01/01/2007    to  12/31/2007       10.901283        11.849895        2,236,803.2418
  01/01/2008    to  12/31/2008       11.849895        10.825292        2,714,510.4740
  01/01/2009    to  12/31/2009       10.825292        12.538680        2,750,405.7900
  01/01/2010    to  12/31/2010       12.538680        13.257567        2,994,793.5010
  01/01/2011    to  12/31/2011       13.257567        14.458039        3,078,403.6880
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.724941        11.902882        1,662,486.0267
  01/01/2006    to  12/31/2006       11.902882        12.207117        2,342,787.3303
  01/01/2007    to  12/31/2007       12.207117        12.882116        3,224,156.4153
  01/01/2008    to  12/31/2008       12.882116        12.690839        3,616,771.0148
  01/01/2009    to  12/31/2009       12.690839        14.697007        4,246,494.4100
  01/01/2010    to  12/31/2010       14.697007        15.598687        4,921,326.1826
  01/01/2011    to  12/31/2011       15.598687        15.791031        4,846,763.3064
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.880176        16.231036                0.0000
  01/01/2006    to  12/31/2006       16.231036        18.462493           22,642.6230
  01/01/2007    to  12/31/2007       18.462493        19.019704           37,942.5321
  01/01/2008    to  12/31/2008       19.019704        12.532984           55,360.2915
  01/01/2009    to  12/31/2009       12.532984        15.234267           60,547.8700
  01/01/2010    to  12/31/2010       15.234267        17.372551           55,494.9967
  01/01/2011    to  12/31/2011       17.372551        16.271069           56,608.0436
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.139935        11.154326           45,748.0600
  01/01/2010    to  12/31/2010       11.154326        12.262151          186,996.9260
  01/01/2011    to  12/31/2011       12.262151        12.447946          283,265.4430
============   ==== ==========       =========        =========        ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.224228         5.826713          835,506.5027
============   ==== ==========       =========        =========        ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       46.444202        47.642491        838,033.3523
  01/01/2006    to  12/31/2006       47.642491        55.062455        832,858.1777
  01/01/2007    to  12/31/2007       55.062455        56.030982        787,206.9374
  01/01/2008    to  12/31/2008       56.030982        35.000443        743,454.8873
  01/01/2009    to  12/31/2009       35.000443        40.658099        726,750.6900
  01/01/2010    to  12/31/2010       40.658099        46.682755        675,431.4776
  01/01/2011    to  12/31/2011       46.682755        43.968920        619,361.2073
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY FRANKLIN
TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.753610        19.417985            965.7159
  01/01/2006    to  04/30/2006       19.417985        20.743717         33,572.7123
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.388989         7.966011      1,735,952.8900
  01/01/2010    to  12/31/2010        7.966011         9.979980      1,901,190.0442
  01/01/2011    to  12/31/2011        9.979980         9.631171      1,934,151.3471
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.398468        17.775216      1,771,398.0074
  01/01/2007    to  12/31/2007       17.775216        16.911972      1,570,748.0957
  01/01/2008    to  12/31/2008       16.911972        11.644231      1,420,010.1661
  01/01/2009    to  12/31/2009       11.644231        14.447080      1,421,514.0300
  01/01/2010    to  12/31/2010       14.447080        16.995902      1,385,790.3624
  01/01/2011    to  12/31/2011       16.995902        15.178255      1,244,939.9329
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.424556        16.644565              0.0000
  01/01/2006    to  11/12/2006       16.644565        18.478805         22,001.1100
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.118414        10.440811         81,993.7821
  01/01/2006    to  12/31/2006       10.440811        11.889440        287,564.3432
  01/01/2007    to  12/31/2007       11.889440        11.373762        619,909.5147
  01/01/2008    to  12/31/2008       11.373762         7.151498        777,925.3716
  01/01/2009    to  12/31/2009        7.151498         8.882604      1,218,858.0100
  01/01/2010    to  12/31/2010        8.882604        10.012092      1,238,932.9527
  01/01/2011    to  12/31/2011       10.012092         9.680265      1,192,582.7872
============   ==== ==========       =========        =========      ==============

                                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       40.678866        42.236756       67,858.9791
   01/01/2007                             to  12/31/2007       42.236756        43.976696      207,385.4741
   01/01/2008                             to  12/31/2008       43.976696        41.606915      239,352.7017
   01/01/2009                             to  12/31/2009       41.606915        44.619577      251,180.2900
   01/01/2010                             to  12/31/2010       44.619577        47.362468      261,510.1248
   01/01/2011                             to  12/31/2011       47.362468        49.450896      240,269.8858
=============                            ==== ==========       =========        =========      ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.755831        14.889448        1,682.4449
   01/01/2006                             to  04/30/2006       14.889448        14.710555       31,131.0989
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.957605        12.515666       81,338.9400
   01/01/2010                             to  12/31/2010       12.515666        14.714227       77,488.4327
   01/01/2011                             to  12/31/2011       14.714227        13.146198      160,741.9580
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.703383        16.172839            0.0000
   01/01/2006                             to  12/31/2006       16.172839        16.843752       33,778.4935
   01/01/2007                             to  12/31/2007       16.843752        17.176578       64,148.7803
   01/01/2008                             to  12/31/2008       17.176578         9.299325       79,730.5242
   01/01/2009                             to  05/01/2009        9.299325         9.694132            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL APPRECIATION SUB-
ACCOUNT)
   11/07/2005                             to  12/31/2005       13.025010        13.314423            0.0000
   01/01/2006                             to  12/31/2006       13.314423        13.963702        8,786.7408
   01/01/2007                             to  12/31/2007       13.963702        15.332447       21,894.5167
   01/01/2008                             to  12/31/2008       15.332447         8.628179       23,305.7680
   01/01/2009                             to  05/01/2009        8.628179         8.192498            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       12.696063        12.537125      492,370.1727
   01/01/2011                             to  12/31/2011       12.537125        12.301800      655,981.5732
=============                            ==== ==========       =========        =========      ============

                                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.178473        12.213666        2,001.1121
   01/01/2006                             to  12/31/2006       12.213666        12.539852      255,972.9536
   01/01/2007                             to  12/31/2007       12.539852        12.906749      400,117.9031
   01/01/2008                             to  12/31/2008       12.906749        12.992957      643,944.1726
   01/01/2009                             to  12/31/2009       12.992957        12.776926      513,177.8300
   01/01/2010                             to  04/30/2010       12.776926        12.698046            0.0000
=============                            ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/28/2008                             to  12/31/2008       36.103036        22.241518       60,122.2712
   01/01/2009                             to  12/31/2009       22.241518        28.803441      131,774.8000
   01/01/2010                             to  12/31/2010       28.803441        31.652985      147,593.5996
   01/01/2011                             to  12/31/2011       31.652985        29.805489      171,004.9541
=============                            ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON CLEARBRIDGE VARIABLE CAPITAL SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.529793        14.772197        4,369.0869
   01/01/2006                             to  12/31/2006       14.772197        16.469097      102,925.0623
   01/01/2007                             to  12/31/2007       16.469097        16.455696       99,077.2684
   01/01/2008                             to  12/31/2008       16.455696         9.342245       97,747.6948
   01/01/2009                             to  12/31/2009        9.342245        12.855633       84,099.7300
   01/01/2010                             to  12/31/2010       12.855633        14.211128       77,623.8810
   01/01/2011                             to  04/29/2011       14.211128        14.999464            0.0000
=============                            ==== ==========       =========        =========      ============
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       20.145119        20.667096       25,916.1842
   01/01/2007                             to  12/31/2007       20.667096        21.105102       65,850.2767
   01/01/2008                             to  12/31/2008       21.105102        12.629339       83,566.2232
   01/01/2009                             to  12/31/2009       12.629339        15.082553       85,873.9000
   01/01/2010                             to  12/31/2010       15.082553        16.937177       86,580.7606
   01/01/2011                             to  12/31/2011       16.937177        15.580410       69,590.4522
=============                            ==== ==========       =========        =========      ============
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
 (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.783051        19.231640        2,075.0608
   01/01/2006                             to  04/30/2006       19.231640        20.135063        7,982.6687
=============                            ==== ==========       =========        =========      ============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.928348         7.884117        1,205,306.5843
  01/01/2009    to  12/31/2009        7.884117        10.796267        1,267,227.0800
  01/01/2010    to  12/31/2010       10.796267        11.791672        1,209,148.2077
  01/01/2011    to  12/31/2011       11.791672        11.595850        1,169,936.9893
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  11/07/2005    to  12/31/2005        4.600832         4.713570                0.0000
  01/01/2006    to  12/31/2006        4.713570         4.746482          121,307.2677
  01/01/2007    to  12/31/2007        4.746482         5.431719          234,524.1150
  01/01/2008    to  04/25/2008        5.431719         5.174681                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       21.446190        26.340679           14,799.6300
  01/01/2010    to  12/31/2010       26.340679        32.877668           46,403.1887
  01/01/2011    to  12/31/2011       32.877668        32.369379           69,247.3994
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.685840        14.181330           32,349.2700
  01/01/2010    to  12/31/2010       14.181330        17.057883           39,887.9809
  01/01/2011    to  12/31/2011       17.057883        14.017102           49,191.1241
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       38.593875        41.323770           39,453.8054
  01/01/2007    to  12/31/2007       41.323770        42.234935           81,818.4590
  01/01/2008    to  12/31/2008       42.234935        32.192599           83,415.7763
  01/01/2009    to  12/31/2009       32.192599        37.385653          107,294.3000
  01/01/2010    to  12/31/2010       37.385653        40.301543           98,178.7342
  01/01/2011    to  12/31/2011       40.301543        40.417121           87,104.0600
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       22.895703        23.221508                0.0000
  01/01/2006    to  04/30/2006       23.221508        23.895322           13,923.7847
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       12.857362        13.045438                0.0000
  01/01/2006    to  12/31/2006       13.045438        15.531155           57,433.6218
  01/01/2007    to  12/31/2007       15.531155        16.401201          276,376.3158
  01/01/2008    to  12/31/2008       16.401201        10.857231          484,169.0684
  01/01/2009    to  12/31/2009       10.857231        12.870772          519,340.1800
  01/01/2010    to  12/31/2010       12.870772        14.071421          613,604.3795
  01/01/2011    to  12/31/2011       14.071421        13.924754          580,189.4770
============   ==== ==========       =========        =========        ==============

                                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       17.320361        16.047846       21,054.1717
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   05/03/2010                             to  12/31/2010       22.004100        23.532476        6,903.0226
   01/01/2011                             to  12/31/2011       23.532476        21.549327       25,422.6947
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       14.353097         9.413872       66,744.0613
   01/01/2009                             to  12/31/2009        9.413872        12.805302       92,609.9700
   01/01/2010                             to  12/31/2010       12.805302        16.919703       78,451.9555
   01/01/2011                             to  12/31/2011       16.919703        16.842148       59,222.7875
=============                            ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       15.102096        15.664466      126,166.8572
   01/01/2007                             to  12/31/2007       15.664466        16.037286      239,613.9900
   01/01/2008                             to  12/31/2008       16.037286        15.678019      265,209.5089
   01/01/2009                             to  12/31/2009       15.678019        16.049414      280,016.9500
   01/01/2010                             to  12/31/2010       16.049414        16.662446      267,336.8195
   01/01/2011                             to  12/31/2011       16.662446        17.250392      221,226.0510
=============                            ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.575288        20.111575            0.0000
   01/01/2006                             to  04/30/2006       20.111575        19.347024        4,969.1725
=============                            ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.748670        14.929039       18,584.4022
   01/01/2006                             to  04/30/2006       14.929039        14.751367            0.0000
=============                            ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.674399        20.790433        1,436.2718
  01/01/2006    to  12/31/2006       20.790433        24.555310        2,451.6143
  01/01/2007    to  12/31/2007       24.555310        27.654096       14,303.8121
  01/01/2008    to  12/31/2008       27.654096        16.707434       34,099.7648
  01/01/2009    to  12/31/2009       16.707434        23.316359       24,232.1600
  01/01/2010    to  12/31/2010       23.316359        25.552299       29,341.6780
  01/01/2011    to  12/31/2011       25.552299        22.832881       22,755.7951
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      124.291738       130.035304          229.7593
  01/01/2006    to  12/31/2006      130.035304       140.561432          519.8556
  01/01/2007    to  12/31/2007      140.561432       154.852646        2,964.5798
  01/01/2008    to  12/31/2008      154.852646        85.078877        9,764.9819
  01/01/2009    to  12/31/2009       85.078877       116.319805       14,105.6800
  01/01/2010    to  12/31/2010      116.319805       135.385528       14,939.1779
  01/01/2011    to  12/31/2011      135.385528       127.097513       16,179.1061
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       87.776744        90.436184          330.4077
  01/01/2006    to  12/31/2006       90.436184       102.178930        1,197.9227
  01/01/2007    to  12/31/2007      102.178930       105.247824        4,771.6711
  01/01/2008    to  12/31/2008      105.247824        64.144168       15,142.3422
  01/01/2009    to  12/31/2009       64.144168        82.557893       11,573.0800
  01/01/2010    to  12/31/2010       82.557893        90.216206       14,898.9384
  01/01/2011    to  12/31/2011       90.216206        86.858386       16,049.2310
============   ==== ==========      ==========       ==========       ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       25.083626        26.221453            0.0000
  01/01/2006    to  12/31/2006       26.221453        31.231558          953.1434
  01/01/2007    to  12/31/2007       31.231558        35.359113       10,485.3640
  01/01/2008    to  12/31/2008       35.359113        20.672824       37,469.6102
  01/01/2009    to  12/31/2009       20.672824        27.783504       53,955.3500
  01/01/2010    to  12/31/2010       27.783504        29.537982       78,722.1613
  01/01/2011    to  12/31/2011       29.537982        25.887648       80,382.8310
============   ==== ==========      ==========       ==========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.181500        12.500445            0.0000
  01/01/2006    to  12/31/2006       12.500445        13.337393            0.0000
  01/01/2007    to  12/31/2007       13.337393        13.275262       11,125.9117
  01/01/2008    to  12/31/2008       13.275262         7.757776       12,903.2032
  01/01/2009    to  12/31/2009        7.757776        10.237856       12,628.6700
  01/01/2010    to  12/31/2010       10.237856        12.551420       55,400.6431
  01/01/2011    to  04/29/2011       12.551420        13.991794            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       25.962381        26.180671            0.0000
  01/01/2006    to  12/31/2006       26.180671        29.475853            0.0000
  01/01/2007    to  12/31/2007       29.475853        31.338794        1,019.0395
  01/01/2008    to  12/31/2008       31.338794        21.723099          979.4373
  01/01/2009    to  12/31/2009       21.723099        26.015059        2,991.6100
  01/01/2010    to  12/31/2010       26.015059        28.734195       20,875.5755
  01/01/2011    to  12/31/2011       28.734195        28.914285       21,343.1982
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/13/2007    to  12/31/2007       16.290919        16.250818          796.3599
  01/01/2008    to  12/31/2008       16.250818        11.244488          739.2275
  01/01/2009    to  05/01/2009       11.244488        10.994771            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND
BEFORE THAT LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE
CAP GROWTH AND VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.168564        14.360822            0.0000
  01/01/2006    to  12/31/2006       14.360822        15.812843            0.0000
  01/01/2007    to  11/12/2007       15.812843        16.061001            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  05/02/2011    to  12/31/2011        9.639563         9.454674            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        7.959915         8.021442        1,240.8800
  01/01/2006    to  12/31/2006        8.021442         9.277682        1,235.3819
  01/01/2007    to  12/31/2007        9.277682         9.684679        6,170.2089
  01/01/2008    to  12/31/2008        9.684679         6.782430        7,994.3312
  01/01/2009    to  12/31/2009        6.782430         8.120033        5,134.5600
  01/01/2010    to  12/31/2010        8.120033         8.911126            0.0000
  01/01/2011    to  04/29/2011        8.911126         9.670027            0.0000
============   ==== ==========       =========        =========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       28.387345        28.928999            0.0000
  01/01/2006    to  12/31/2006       28.928999        33.138564            0.0000
  01/01/2007    to  12/31/2007       33.138564        32.907247            0.0000
  01/01/2008    to  12/31/2008       32.907247        20.465926            0.0000
  01/01/2009    to  12/31/2009       20.465926        25.963083            0.0000
  01/01/2010    to  12/31/2010       25.963083        29.689851            0.0000
  01/01/2011    to  12/31/2011       29.689851        27.313388            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.639080        14.001549            0.0000
  01/01/2006    to  12/31/2006       14.001549        16.239284            0.0000
  01/01/2007    to  12/31/2007       16.239284        16.545190            0.0000
  01/01/2008    to  12/31/2008       16.545190        10.444709            0.0000
  01/01/2009    to  12/31/2009       10.444709        12.752615        3,290.0000
  01/01/2010    to  12/31/2010       12.752615        13.690120        3,736.9546
  01/01/2011    to  12/31/2011       13.690120        14.091251        3,555.6884
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.021572        13.176112            0.0000
  01/01/2006    to  12/31/2006       13.176112        13.516231            0.0000
  01/01/2007    to  12/31/2007       13.516231        13.957225            0.0000
  01/01/2008    to  12/31/2008       13.957225         8.582615            0.0000
  01/01/2009    to  12/31/2009        8.582615        11.984043            0.0000
  01/01/2010    to  12/31/2010       11.984043        12.908360            0.0000
  01/01/2011    to  12/31/2011       12.908360        12.577218            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       11.412744        11.774569            0.0000
  01/01/2006    to  12/31/2006       11.774569        13.022127            0.0000
  01/01/2007    to  12/31/2007       13.022127        14.047598        4,527.4457
  01/01/2008    to  12/31/2008       14.047598         8.167286        8,275.8171
  01/01/2009    to  12/31/2009        8.167286        11.435592       12,922.2800
  01/01/2010    to  12/31/2010       11.435592        14.039196       27,077.9284
  01/01/2011    to  12/31/2011       14.039196        13.959529       27,091.7256
============   ==== ==========       =========        =========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       14.531062        14.700332            0.0000
  01/01/2006    to  12/31/2006       14.700332        15.951613          403.2034
  01/01/2007    to  12/31/2007       15.951613        15.631561       11,023.4476
  01/01/2008    to  12/31/2008       15.631561        10.603792       11,485.0363
  01/01/2009    to  12/31/2009       10.603792        16.176575       17,281.4700
  01/01/2010    to  12/31/2010       16.176575        18.231421        8,250.1580
  01/01/2011    to  12/31/2011       18.231421        18.186339        5,947.8779
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT
 (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.827280        15.040585            0.0000
  01/01/2006    to  12/31/2006       15.040585        16.198560          636.2617
  01/01/2007    to  12/31/2007       16.198560        16.312586        6,665.7355
  01/01/2008    to  12/31/2008       16.312586        12.125011       14,761.6749
  01/01/2009    to  12/31/2009       12.125011        17.503256       19,742.1600
  01/01/2010    to  12/31/2010       17.503256        19.929601       33,349.0811
  01/01/2011    to  12/31/2011       19.929601        20.034485       30,189.8248
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       11.278624        11.336770        1,729.8760
  01/01/2008    to  12/31/2008       11.336770         6.970173        2,659.0638
  01/01/2009    to  12/31/2009        6.970173         8.147896        2,936.4900
  01/01/2010    to  12/31/2010        8.147896         8.995807       10,746.5530
  01/01/2011    to  12/31/2011        8.995807         8.840951       14,709.0743
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.470106         9.691818            0.0000
  01/01/2006    to  12/31/2006        9.691818        10.859382            0.0000
  01/01/2007    to  04/27/2007       10.859382        11.373845            0.0000
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.291852        14.206292      215,417.3746
  01/01/2006    to  12/31/2006       14.206292        19.168944      260,316.3947
  01/01/2007    to  12/31/2007       19.168944        15.975954      201,142.8970
  01/01/2008    to  12/31/2008       15.975954         9.137520      196,699.6767
  01/01/2009    to  12/31/2009        9.137520        12.073645      215,127.4600
  01/01/2010    to  12/31/2010       12.073645        13.747804      266,329.6356
  01/01/2011    to  12/31/2011       13.747804        12.729608      266,003.7854
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       10.950780        11.202746            0.0000
  01/01/2006    to  12/31/2006       11.202746        13.649426          179.1712
  01/01/2007    to  12/31/2007       13.649426        13.254345        3,573.2566
  01/01/2008    to  12/31/2008       13.254345         9.719285        8,416.4726
  01/01/2009    to  12/31/2009        9.719285        12.304479       21,926.5800
  01/01/2010    to  12/31/2010       12.304479        14.424086       25,098.2666
  01/01/2011    to  12/31/2011       14.424086        12.714338       27,345.2590
============   ==== ==========      ==========       ==========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.314958        15.543277       10,063.5000
  01/01/2010    to  12/31/2010       15.543277        17.784900       61,478.8471
  01/01/2011    to  12/31/2011       17.784900        15.002655       76,679.9864
============   ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.462615        14.344190          165.5307
  01/01/2007    to  12/31/2007       14.344190        15.669608        1,556.7524
  01/01/2008    to  12/31/2008       15.669608         9.434071       15,025.9432
  01/01/2009    to  12/31/2009        9.434071        12.417015       23,274.1600
  01/01/2010    to  12/31/2010       12.417015        15.400978       27,533.9454
  01/01/2011    to  12/31/2011       15.400978        14.976352       22,109.4651
============   ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.138751        11.382827            0.0000
  01/01/2006    to  04/30/2006       11.382827        12.998548            0.0000
============   ==== ==========      ==========       ==========      ============
JANUS FORTY SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005      101.242755       105.091300            0.0000
  01/01/2006    to  12/31/2006      105.091300       106.237121            0.0000
  01/01/2007    to  12/31/2007      106.237121       135.911418          606.9151
  01/01/2008    to  12/31/2008      135.911418        77.493119        4,429.9261
  01/01/2009    to  12/31/2009       77.493119       108.836395        2,549.9700
  01/01/2010    to  12/31/2010      108.836395       117.069757        6,806.9839
  01/01/2011    to  12/31/2011      117.069757       106.403998        5,015.0457
============   ==== ==========      ==========       ==========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.144016        15.154954      255,865.3074
  01/01/2008    to  12/31/2008       15.154954         9.169250      252,029.3262
  01/01/2009    to  12/31/2009        9.169250        12.297858      249,227.7500
  01/01/2010    to  12/31/2010       12.297858        14.817473      247,395.5172
  01/01/2011    to  12/31/2011       14.817473        13.765157      257,269.5371
============   ==== ==========      ==========       ==========      ============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005       10.376950        10.835361               0.0000
  01/01/2006    to  12/31/2006       10.835361        11.961191             957.6786
  01/01/2007    to  04/27/2007       11.961191        13.188822               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.031950         7.253635         628,240.2268
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246184        10.615920             466.5593
  01/01/2006    to  12/31/2006       10.615920        11.096791         180,470.7371
  01/01/2007    to  12/31/2007       11.096791        10.238575         169,346.0937
  01/01/2008    to  12/31/2008       10.238575         4.556518         192,377.2395
  01/01/2009    to  12/31/2009        4.556518         6.165216         173,157.6300
  01/01/2010    to  12/31/2010        6.165216         6.489699         209,824.7001
  01/01/2011    to  04/29/2011        6.489699         6.888201               0.0000
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       23.165416        23.922858               0.0000
  01/01/2006    to  12/31/2006       23.922858        26.318777           1,179.9664
  01/01/2007    to  12/31/2007       26.318777        25.962529           5,972.4347
  01/01/2008    to  12/31/2008       25.962529        15.587328          29,515.6016
  01/01/2009    to  12/31/2009       15.587328        19.342430          79,270.9800
  01/01/2010    to  12/31/2010       19.342430        23.811597          86,286.6608
  01/01/2011    to  12/31/2011       23.811597        22.489026          92,984.1668
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997863         6.575143          27,813.3408
  01/01/2009    to  12/31/2009        6.575143         8.052755         955,074.8000
  01/01/2010    to  12/31/2010        8.052755         8.767870       1,116,214.9137
  01/01/2011    to  12/31/2011        8.767870         8.551865       1,160,376.4266
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997329        10.184744          23,363.8539
  01/01/2011    to  12/31/2011       10.184744        10.189062          80,745.3079
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        8.615169         8.986665           4,500.5944
  01/01/2011    to  12/31/2011        8.986665         8.205571           4,599.4522
============   ==== ==========       =========        =========       ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.190466         6.098843        207,424.5227
  01/01/2009    to  12/31/2009        6.098843        10.104896        279,051.0700
  01/01/2010    to  12/31/2010       10.104896        12.254278        498,551.0357
  01/01/2011    to  12/31/2011       12.254278         9.770137        504,752.3100
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.243946        10.097979              0.0000
  01/01/2006    to  12/31/2006       10.097979        12.685370            201.7841
  01/01/2007    to  12/31/2007       12.685370        16.019821         14,899.4231
  01/01/2008    to  11/07/2008       16.019821         7.771609              0.0000
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.800285        12.520131        679,925.4793
  01/01/2006    to  12/31/2006       12.520131        15.540801        858,070.7481
  01/01/2007    to  12/31/2007       15.540801        17.264543        801,608.9169
  01/01/2008    to  12/31/2008       17.264543         9.757497        656,589.4780
  01/01/2009    to  12/31/2009        9.757497        12.589633        665,355.4200
  01/01/2010    to  12/31/2010       12.589633        13.754786        619,188.1863
  01/01/2011    to  12/31/2011       13.754786        12.044296        612,198.6971
============   ==== ==========       =========        =========      ==============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
  11/07/2005    to  12/31/2005        9.518753         9.793511              0.0000
  01/01/2006    to  12/31/2006        9.793511        10.408850            576.7971
  01/01/2007    to  12/31/2007       10.408850        12.603466          3,278.8347
  01/01/2008    to  12/31/2008       12.603466         6.580911         36,092.5713
  01/01/2009    to  12/31/2009        6.580911        10.150113         61,731.8600
  01/01/2010    to  12/31/2010       10.150113        13.148249         84,003.6233
  01/01/2011    to  12/31/2011       13.148249        12.002242         61,129.7493
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.034766        11.052243      2,002,894.3668
  01/01/2006    to  12/31/2006       11.052243        10.881314      1,426,155.8638
  01/01/2007    to  12/31/2007       10.881314        11.822245        871,099.6046
  01/01/2008    to  12/31/2008       11.822245        10.794618        953,619.1946
  01/01/2009    to  12/31/2009       10.794618        12.496906      1,041,955.2900
  01/01/2010    to  12/31/2010       12.496906        13.206793      1,129,970.7117
  01/01/2011    to  12/31/2011       13.206793        14.395490      1,210,604.2463
============   ==== ==========       =========        =========      ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.704327        11.881093        1,220,372.1466
  01/01/2006    to  12/31/2006       11.881093        12.178696        1,294,910.4370
  01/01/2007    to  12/31/2007       12.178696        12.845665          959,956.6806
  01/01/2008    to  12/31/2008       12.845665        12.648587          939,052.9621
  01/01/2009    to  12/31/2009       12.648587        14.640758        1,483,864.8500
  01/01/2010    to  12/31/2010       14.640758        15.531222        2,149,754.7395
  01/01/2011    to  12/31/2011       15.531222        15.714895        2,295,007.1846
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.787051        16.134681                0.0000
  01/01/2006    to  12/31/2006       16.134681        18.343743                0.0000
  01/01/2007    to  12/31/2007       18.343743        18.887870            3,279.6728
  01/01/2008    to  12/31/2008       18.887870        12.439859            3,409.6860
  01/01/2009    to  12/31/2009       12.439859        15.113510            4,172.3600
  01/01/2010    to  12/31/2010       15.113510        17.226236            9,473.7750
  01/01/2011    to  12/31/2011       17.226236        16.125980            8,063.3084
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.136204        11.146096            6,071.7900
  01/01/2010    to  12/31/2010       11.146096        12.246981           60,718.3372
  01/01/2011    to  12/31/2011       12.246981        12.426349           78,624.3081
============   ==== ==========       =========        =========        ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.191782         5.798617          407,786.9118
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       46.361445        47.554144          416,874.6794
  01/01/2006    to  12/31/2006       47.554144        54.932958          361,260.9222
  01/01/2007    to  12/31/2007       54.932958        55.871106          280,740.8425
  01/01/2008    to  12/31/2008       55.871106        34.883018          257,505.5650
  01/01/2009    to  12/31/2009       34.883018        40.501421          241,971.2300
  01/01/2010    to  12/31/2010       40.501421        46.479634          226,799.8200
  01/01/2011    to  12/31/2011       46.479634        43.755758          209,631.0324
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY FRANKLIN
TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.669388        19.329376                0.0000
  01/01/2006    to  04/30/2006       19.329376        20.645723              378.9530
============   ==== ==========       =========        =========        ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.366610         7.935494        869,196.4400
  01/01/2010    to  12/31/2010        7.935494         9.936782        863,881.2115
  01/01/2011    to  12/31/2011        9.936782         9.584698        895,748.8130
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.359035        17.733811        876,037.8905
  01/01/2007    to  12/31/2007       17.733811        16.864090        704,498.0599
  01/01/2008    to  12/31/2008       16.864090        11.605429        560,127.9276
  01/01/2009    to  12/31/2009       11.605429        14.391738        545,261.8900
  01/01/2010    to  12/31/2010       14.391738        16.922341        551,658.1001
  01/01/2011    to  12/31/2011       16.922341        15.105017        537,279.5396
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.358872        16.576795              0.0000
  01/01/2006    to  11/12/2006       16.576795        18.395653            283.2623
============   ==== ==========       =========        =========        ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.115753        10.437309         75,041.1219
  01/01/2006    to  12/31/2006       10.437309        11.879528        162,375.7508
  01/01/2007    to  12/31/2007       11.879528        11.358566        188,011.0977
  01/01/2008    to  12/31/2008       11.358566         7.138352        211,027.5862
  01/01/2009    to  12/31/2009        7.138352         8.860663        226,756.6500
  01/01/2010    to  12/31/2010        8.860663         9.980379        247,515.9506
  01/01/2011    to  12/31/2011        9.980379         9.642864        298,308.1995
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       40.219852        41.746322            990.2999
  01/01/2007    to  12/31/2007       41.746322        43.444216          5,306.2739
  01/01/2008    to  12/31/2008       43.444216        41.082523         17,305.6434
  01/01/2009    to  12/31/2009       41.082523        44.035199         28,978.9200
  01/01/2010    to  12/31/2010       44.035199        46.718805         33,923.0185
  01/01/2011    to  12/31/2011       46.718805        48.754539         30,342.6290
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.671960        14.803743              0.0000
  01/01/2006    to  04/30/2006       14.803743        14.623515              0.0000
============   ==== ==========       =========        =========        ============

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.894616        12.432399        3,615.4000
   01/01/2010                             to  12/31/2010       12.432399        14.609034        7,605.1048
   01/01/2011                             to  12/31/2011       14.609034        13.045701       12,288.6577
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.631346        16.097479            0.0000
   01/01/2006                             to  12/31/2006       16.097479        16.756905        1,296.9296
   01/01/2007                             to  12/31/2007       16.756905        17.079423            0.0000
   01/01/2008                             to  12/31/2008       17.079423         9.242076          338.2863
   01/01/2009                             to  05/01/2009        9.242076         9.632848            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL APPRECIATION SUB-
ACCOUNT)
   11/07/2005                             to  12/31/2005       12.959467        13.246461            0.0000
   01/01/2006                             to  12/31/2006       13.246461        13.885499            0.0000
   01/01/2007                             to  12/31/2007       13.885499        15.238914            0.0000
   01/01/2008                             to  12/31/2008       15.238914         8.571232           99.5436
   01/01/2009                             to  05/01/2009        8.571232         8.137073            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       12.595585        12.433781       35,966.8833
   01/01/2011                             to  12/31/2011       12.433781        12.194313       67,871.9560
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.109234        12.143345            0.0000
   01/01/2006                             to  12/31/2006       12.143345        12.461438            0.0000
   01/01/2007                             to  12/31/2007       12.461438        12.819594        3,619.9244
   01/01/2008                             to  12/31/2008       12.819594        12.898751       13,877.3048
   01/01/2009                             to  12/31/2009       12.898751        12.677944       57,546.7000
   01/01/2010                             to  04/30/2010       12.677944        12.597604            0.0000
=============                            ==== ==========       =========        =========       ===========
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/28/2008                             to  12/31/2008       35.860185        22.084398        5,669.0746
   01/01/2009                             to  12/31/2009       22.084398        28.585666       11,487.1900
   01/01/2010                             to  12/31/2010       28.585666        31.397974       23,632.2649
   01/01/2011                             to  12/31/2011       31.397974        29.550608       29,700.8267
=============                            ==== ==========       =========        =========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON CLEARBRIDGE
VARIABLE CAPITAL SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.507270        14.748226            0.0000
  01/01/2006    to  12/31/2006       14.748226        16.434177            0.0000
  01/01/2007    to  12/31/2007       16.434177        16.412549        1,693.9669
  01/01/2008    to  12/31/2008       16.412549         9.313061        2,292.9599
  01/01/2009    to  12/31/2009        9.313061        12.809068        1,890.4800
  01/01/2010    to  12/31/2010       12.809068        14.152579          629.7250
  01/01/2011    to  04/29/2011       14.152579        14.935231            0.0000
============   ==== ==========       =========        =========      ============
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  05/01/2006    to  12/31/2006       20.047915        20.560555            0.0000
  01/01/2007    to  12/31/2007       20.560555        20.985747            0.0000
  01/01/2008    to  12/31/2008       20.985747        12.551602            0.0000
  01/01/2009    to  12/31/2009       12.551602        14.982218          388.4300
  01/01/2010    to  12/31/2010       14.982218        16.816101          668.7718
  01/01/2011    to  12/31/2011       16.816101        15.461310        2,080.7964
============   ==== ==========       =========        =========      ============
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
 (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.696901        19.142042            0.0000
  01/01/2006    to  04/30/2006       19.142042        20.038018            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.892621         7.857833      464,548.2833
  01/01/2009    to  12/31/2009        7.857833        10.754899      606,263.3700
  01/01/2010    to  12/31/2010       10.754899        11.740621      661,059.1769
  01/01/2011    to  12/31/2011       11.740621        11.539887      616,038.6958
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS
II))
  11/07/2005    to  12/31/2005        4.589011         4.701118            0.0000
  01/01/2006    to  12/31/2006        4.701118         4.731582          834.9375
  01/01/2007    to  12/31/2007        4.731582         5.411947        1,822.1248
  01/01/2008    to  04/25/2008        5.411947         5.155025            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       21.285705        26.134957          792.4400
  01/01/2010    to  12/31/2010       26.134957        32.604604        7,178.2304
  01/01/2011    to  12/31/2011       32.604604        32.084516        5,371.9289
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.683112        14.173037       48,950.7700
  01/01/2010    to  12/31/2010       14.173037        17.039399       64,061.2893
  01/01/2011    to  12/31/2011       17.039399        13.994917      102,077.9934
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       38.228705        40.919203            0.0000
  01/01/2007    to  12/31/2007       40.919203        41.800428          189.6453
  01/01/2008    to  12/31/2008       41.800428        31.845411        6,424.2840
  01/01/2009    to  12/31/2009       31.845411        36.963975        9,838.4800
  01/01/2010    to  12/31/2010       36.963975        39.827068        3,876.0365
  01/01/2011    to  12/31/2011       39.827068        39.921364        4,049.0016
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       22.765556        23.087832            0.0000
  01/01/2006    to  04/30/2006       23.087832        23.753928            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       12.810480        12.996926            0.0000
  01/01/2006    to  12/31/2006       12.996926        15.465689            0.0000
  01/01/2007    to  12/31/2007       15.465689        16.323859            0.0000
  01/01/2008    to  12/31/2008       16.323859        10.800602        6,023.0165
  01/01/2009    to  12/31/2009       10.800602        12.797239        7,193.9900
  01/01/2010    to  12/31/2010       12.797239        13.984039       27,931.6655
  01/01/2011    to  12/31/2011       13.984039        13.831379       27,411.1249
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011       17.226795        15.955857        6,216.7114
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       21.878044        23.389908        7,982.9066
  01/01/2011    to  12/31/2011       23.389908        21.408081        9,084.8763
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       14.273182         9.358278        2,342.0587
  01/01/2009    to  12/31/2009        9.358278        12.723315        6,007.7900
  01/01/2010    to  12/31/2010       12.723315        16.802981        5,361.4815
  01/01/2011    to  12/31/2011       16.802981        16.717614        4,868.0101
============   ==== ==========       =========        =========      ============

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       15.015458        15.569440        1,027.4422
   01/01/2007                             to  12/31/2007       15.569440        15.931987       11,244.5410
   01/01/2008                             to  12/31/2008       15.931987        15.567272       12,609.1707
   01/01/2009                             to  12/31/2009       15.567272        15.928079       14,984.6400
   01/01/2010                             to  12/31/2010       15.928079        16.528209        8,312.1462
   01/01/2011                             to  12/31/2011       16.528209        17.102890       16,657.2899
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.440711        19.971862            0.0000
   01/01/2006                             to  04/30/2006       19.971862        19.209515            0.0000
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.667575        14.845874       26,831.1712
   01/01/2006                             to  04/30/2006       14.845874        14.666821            0.0000
=============                            ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.507348        20.610917          631.2545
  01/01/2006    to  12/31/2006       20.610917        24.319039       43,781.3678
  01/01/2007    to  12/31/2007       24.319039        27.360500      150,829.6810
  01/01/2008    to  12/31/2008       27.360500        16.513449      152,726.1519
  01/01/2009    to  12/31/2009       16.513449        23.022611      137,174.8200
  01/01/2010    to  12/31/2010       23.022611        25.205188      120,970.5417
  01/01/2011    to  12/31/2011       25.205188        22.500226      110,892.8971
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      121.617089       127.218593        1,666.6580
  01/01/2006    to  12/31/2006      127.218593       137.379674       14,569.1198
  01/01/2007    to  12/31/2007      137.379674       151.195319       58,850.7266
  01/01/2008    to  12/31/2008      151.195319        82.985950       67,302.7325
  01/01/2009    to  12/31/2009       82.985950       113.344953       64,539.5100
  01/01/2010    to  12/31/2010      113.344953       131.791339       58,909.1299
  01/01/2011    to  12/31/2011      131.791339       123.599906       55,112.5190
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       85.888171        88.477545          315.7436
  01/01/2006    to  12/31/2006       88.477545        99.866384       15,265.0689
  01/01/2007    to  12/31/2007       99.866384       102.762465       60,291.5722
  01/01/2008    to  12/31/2008      102.762465        62.566500       58,600.1047
  01/01/2009    to  12/31/2009       62.566500        80.446834       56,583.6800
  01/01/2010    to  12/31/2010       80.446834        87.821522       50,170.6280
  01/01/2011    to  12/31/2011       87.821522        84.468472       43,970.5674
============   ==== ==========      ==========       ==========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       24.746710        25.865503        5,654.9972
  01/01/2006    to  12/31/2006       25.865503        30.776908       60,843.4682
  01/01/2007    to  12/31/2007       30.776908        34.809377      188,253.6106
  01/01/2008    to  12/31/2008       34.809377        20.330972      205,061.1963
  01/01/2009    to  12/31/2009       20.330972        27.296759      198,766.0500
  01/01/2010    to  12/31/2010       27.296759        28.991519      193,313.9890
  01/01/2011    to  12/31/2011       28.991519        25.383339      180,754.2014
============   ==== ==========      ==========       ==========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.138902        12.454922          563.7969
  01/01/2006    to  12/31/2006       12.454922        13.275577       37,796.2280
  01/01/2007    to  12/31/2007       13.275577        13.200454      154,458.4491
  01/01/2008    to  12/31/2008       13.200454         7.706304      156,057.7578
  01/01/2009    to  12/31/2009        7.706304        10.159760      144,170.3500
  01/01/2010    to  12/31/2010       10.159760        12.443241      127,995.0313
  01/01/2011    to  04/29/2011       12.443241        13.866682            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       25.600132        25.811626            0.0000
  01/01/2006    to  12/31/2006       25.811626        29.031409        5,032.5526
  01/01/2007    to  12/31/2007       29.031409        30.835252       20,394.9252
  01/01/2008    to  12/31/2008       30.835252        21.352588       20,486.8607
  01/01/2009    to  12/31/2009       21.352588        25.545781       31,810.0500
  01/01/2010    to  12/31/2010       25.545781        28.187687       29,881.3276
  01/01/2011    to  12/31/2011       28.187687        28.336061       23,864.7919
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/13/2007    to  12/31/2007       16.207768        16.165743       36,153.9027
  01/01/2008    to  12/31/2008       16.165743        11.174386       35,988.8061
  01/01/2009    to  05/01/2009       11.174386        10.922586            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND
BEFORE THAT LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE
CAP GROWTH AND VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.124688        14.314271            0.0000
  01/01/2006    to  12/31/2006       14.314271        15.745881       20,693.5992
  01/01/2007    to  11/12/2007       15.745881        15.979199            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  05/02/2011    to  12/31/2011        9.528014         9.339066       24,585.2810
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        7.911078         7.971069          991.7994
  01/01/2006    to  12/31/2006        7.971069         9.210237       15,414.4516
  01/01/2007    to  12/31/2007        9.210237         9.604617       44,706.2736
  01/01/2008    to  12/31/2008        9.604617         6.719604       50,554.7385
  01/01/2009    to  12/31/2009        6.719604         8.036776       34,976.2300
  01/01/2010    to  12/31/2010        8.036776         8.810949       32,178.0215
  01/01/2011    to  04/29/2011        8.810949         9.558204            0.0000
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       28.050856        28.581938            0.0000
  01/01/2006    to  12/31/2006       28.581938        32.708386        4,201.0994
  01/01/2007    to  12/31/2007       32.708386        32.447434        9,112.1457
  01/01/2008    to  12/31/2008       32.447434        20.159670        4,462.3354
  01/01/2009    to  12/31/2009       20.159670        25.548992        4,474.6100
  01/01/2010    to  12/31/2010       25.548992        29.187145        4,099.5774
  01/01/2011    to  12/31/2011       29.187145        26.824117        4,060.5132
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.534141        13.891804            0.0000
  01/01/2006    to  12/31/2006       13.891804        16.095948       15,449.1065
  01/01/2007    to  12/31/2007       16.095948        16.382678       23,299.5666
  01/01/2008    to  12/31/2008       16.382678        10.331724       25,826.3305
  01/01/2009    to  12/31/2009       10.331724        12.602056       27,131.9700
  01/01/2010    to  12/31/2010       12.602056        13.514979       24,467.5859
  01/01/2011    to  12/31/2011       13.514979        13.897101       24,275.6670
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.923961        13.075442            0.0000
  01/01/2006    to  12/31/2006       13.075442        13.399593       31,008.1822
  01/01/2007    to  12/31/2007       13.399593        13.822878       95,436.3549
  01/01/2008    to  12/31/2008       13.822878         8.491457       98,060.4475
  01/01/2009    to  12/31/2009        8.491457        11.844908       82,487.6600
  01/01/2010    to  12/31/2010       11.844908        12.745747       70,943.5241
  01/01/2011    to  12/31/2011       12.745747        12.406387       69,461.1213
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       11.372835        11.731690          510.1237
  01/01/2006    to  12/31/2006       11.731690        12.961772       13,573.6867
  01/01/2007    to  12/31/2007       12.961772        13.968441       47,263.6566
  01/01/2008    to  12/31/2008       13.968441         8.113098       57,979.7384
  01/01/2009    to  12/31/2009        8.113098        11.348362       61,010.1700
  01/01/2010    to  12/31/2010       11.348362        13.918195       56,603.8124
  01/01/2011    to  12/31/2011       13.918195        13.825404       52,612.9313
============   ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       14.422159        14.588044            0.0000
  01/01/2006    to  12/31/2006       14.588044        15.813995       14,414.1085
  01/01/2007    to  12/31/2007       15.813995        15.481133       37,854.2400
  01/01/2008    to  12/31/2008       15.481133        10.491207       61,018.4084
  01/01/2009    to  12/31/2009       10.491207        15.988846       55,019.5800
  01/01/2010    to  12/31/2010       15.988846        18.001843       62,004.2992
  01/01/2011    to  12/31/2011       18.001843        17.939424       60,671.3283
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT
 (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.691628        14.900818            0.0000
  01/01/2006    to  12/31/2006       14.900818        16.032046       24,702.2025
  01/01/2007    to  12/31/2007       16.032046        16.128680       55,269.3194
  01/01/2008    to  12/31/2008       16.128680        11.976287       53,355.5823
  01/01/2009    to  12/31/2009       11.976287        17.271305       81,153.8000
  01/01/2010    to  12/31/2010       17.271305        19.645852       77,379.9216
  01/01/2011    to  12/31/2011       19.645852        19.729552       68,995.9225
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       11.176353        11.226432       36,127.3624
  01/01/2008    to  12/31/2008       11.226432         6.895398       52,772.8462
  01/01/2009    to  12/31/2009        6.895398         8.052427       80,100.6100
  01/01/2010    to  12/31/2010        8.052427         8.881524       77,192.5248
  01/01/2011    to  12/31/2011        8.881524         8.719926       70,422.0915
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.398097         9.616726            0.0000
  01/01/2006    to  12/31/2006        9.616726        10.764509        9,975.7132
  01/01/2007    to  04/27/2007       10.764509        11.270804            0.0000
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.271633        14.182623       86,646.7443
  01/01/2006    to  12/31/2006       14.182623        19.117954      121,441.4993
  01/01/2007    to  12/31/2007       19.117954        15.917430      147,927.0516
  01/01/2008    to  12/31/2008       15.917430         9.094890      166,867.5082
  01/01/2009    to  12/31/2009        9.094890        12.005300      165,292.7600
  01/01/2010    to  12/31/2010       12.005300        13.656337      165,430.1333
  01/01/2011    to  12/31/2011       13.656337        12.632295      147,876.1674
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       10.944702        11.194901            0.0000
  01/01/2006    to  12/31/2006       11.194901        13.626277       30,684.3205
  01/01/2007    to  12/31/2007       13.626277        13.218563       89,565.4985
  01/01/2008    to  12/31/2008       13.218563         9.683312      101,340.8806
  01/01/2009    to  12/31/2009        9.683312        12.246679       98,146.0600
  01/01/2010    to  12/31/2010       12.246679        14.341992       81,824.2008
  01/01/2011    to  12/31/2011       14.341992        12.629354       73,164.8530
============   ==== ==========      ==========       ==========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.232195        15.419422        2,796.8200
  01/01/2010    to  12/31/2010       15.419422        17.625567        8,976.5086
  01/01/2011    to  12/31/2011       17.625567        14.853394       14,511.8437
============   ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.396815        14.269461       22,752.4510
  01/01/2007    to  12/31/2007       14.269461        15.572310       71,380.1367
  01/01/2008    to  12/31/2008       15.572310         9.366067       81,140.8586
  01/01/2009    to  12/31/2009        9.366067        12.315184       80,211.5000
  01/01/2010    to  12/31/2010       12.315184        15.259425       63,086.7266
  01/01/2011    to  12/31/2011       15.259425        14.823894       53,020.0464
============   ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.132569        11.374857          345.0187
  01/01/2006    to  04/30/2006       11.374857        12.985253       12,316.3916
============   ==== ==========      ==========       ==========      ============
JANUS FORTY SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       98.995052       102.743233           36.7376
  01/01/2006    to  12/31/2006      102.743233       103.759913          191.7361
  01/01/2007    to  12/31/2007      103.759913       132.608964        5,737.9831
  01/01/2008    to  12/31/2008      132.608964        75.534117       10,868.5009
  01/01/2009    to  12/31/2009       75.534117       105.979039       11,191.9700
  01/01/2010    to  12/31/2010      105.979039       113.882379       10,066.1595
  01/01/2011    to  12/31/2011      113.882379       103.403715       11,845.5920
============   ==== ==========      ==========       ==========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.048968        15.060813      257,877.1651
  01/01/2008    to  12/31/2008       15.060813         9.103133      239,026.6245
  01/01/2009    to  12/31/2009        9.103133        12.196978      212,790.8400
  01/01/2010    to  12/31/2010       12.196978        14.681252      179,992.5885
  01/01/2011    to  12/31/2011       14.681252        13.624996      166,531.5671
============   ==== ==========      ==========       ==========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005       10.371187        10.827771          917.1950
  01/01/2006    to  12/31/2006       10.827771        11.940901       24,581.1553
  01/01/2007    to  04/27/2007       11.940901        13.162166            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.946590         7.171781      298,989.5991
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245988        10.614176       24,236.9302
  01/01/2006    to  12/31/2006       10.614176        11.083909      105,921.4343
  01/01/2007    to  12/31/2007       11.083909        10.216408      162,559.7513
  01/01/2008    to  12/31/2008       10.216408         4.542073      188,844.3348
  01/01/2009    to  12/31/2009        4.542073         6.139525      190,035.6200
  01/01/2010    to  12/31/2010        6.139525         6.456202      172,427.6925
  01/01/2011    to  04/29/2011        6.456202         6.850412            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       22.975841        23.723639        1,303.0320
  01/01/2006    to  12/31/2006       23.723639        26.073597       15,887.7636
  01/01/2007    to  12/31/2007       26.073597        25.694822       46,957.9809
  01/01/2008    to  12/31/2008       25.694822        15.411100       53,037.3276
  01/01/2009    to  12/31/2009       15.411100        19.104625       62,160.3200
  01/01/2010    to  12/31/2010       19.104625        23.495365       61,414.4549
  01/01/2011    to  12/31/2011       23.495365        22.168211       56,461.7055
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754         6.570607       28,316.8258
  01/01/2009    to  12/31/2009        6.570607         8.039157       42,413.6100
  01/01/2010    to  12/31/2010        8.039157         8.744321       50,800.2267
  01/01/2011    to  12/31/2011        8.744321         8.520387       65,427.9602
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997192        10.177855       16,975.5839
  01/01/2011    to  12/31/2011       10.177855        10.172019       25,865.4921
============   ==== ==========       =========        =========      ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        8.597730         8.962532          423.7785
  01/01/2011    to  12/31/2011        8.962532         8.175364          417.8516
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.174740         6.082499        254,692.9255
  01/01/2009    to  12/31/2009        6.082499        10.067748        226,405.4400
  01/01/2010    to  12/31/2010       10.067748        12.197046        216,641.6037
  01/01/2011    to  12/31/2011       12.197046         9.714793        207,977.2850
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.154819         9.999169            203.9424
  01/01/2006    to  12/31/2006        9.999169        12.548729         41,667.8792
  01/01/2007    to  12/31/2007       12.548729        15.831349        129,019.4942
  01/01/2008    to  11/07/2008       15.831349         7.673588              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.739175        12.453487        326,612.1605
  01/01/2006    to  12/31/2006       12.453487        15.442674        349,136.4641
  01/01/2007    to  12/31/2007       15.442674        17.138290        422,776.4752
  01/01/2008    to  12/31/2008       17.138290         9.676406        414,107.8907
  01/01/2009    to  12/31/2009        9.676406        12.472521        375,609.3900
  01/01/2010    to  12/31/2010       12.472521        13.613233        355,351.7856
  01/01/2011    to  12/31/2011       13.613233        11.908439        319,762.4699
============   ==== ==========       =========        =========        ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
  11/07/2005    to  12/31/2005        9.473774         9.745818            721.8580
  01/01/2006    to  12/31/2006        9.745818        10.347836         47,013.5585
  01/01/2007    to  12/31/2007       10.347836        12.517002        171,605.1195
  01/01/2008    to  12/31/2008       12.517002         6.529188        237,067.1921
  01/01/2009    to  12/31/2009        6.529188        10.060277        209,708.3600
  01/01/2010    to  12/31/2010       10.060277        13.018869        156,688.1909
  01/01/2011    to  12/31/2011       13.018869        11.872277        141,041.5722
============   ==== ==========       =========        =========        ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.006954        11.022786        377,386.3163
  01/01/2006    to  12/31/2006       11.022786        10.841492        307,553.7396
  01/01/2007    to  12/31/2007       10.841492        11.767146        453,759.8332
  01/01/2008    to  12/31/2008       11.767146        10.733536        360,202.9360
  01/01/2009    to  12/31/2009       10.733536        12.413779        356,915.9500
  01/01/2010    to  12/31/2010       12.413779        13.105833        366,618.3037
  01/01/2011    to  12/31/2011       13.105833        14.271210        334,233.8694
============   ==== ==========       =========        =========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.643672        11.817806        913,535.7194
  01/01/2006    to  12/31/2006       11.817806        12.101748      1,030,788.4572
  01/01/2007    to  12/31/2007       12.101748        12.751678      1,225,143.0195
  01/01/2008    to  12/31/2008       12.751678        12.543460      1,085,536.0072
  01/01/2009    to  12/31/2009       12.543460        14.504569      1,050,456.3900
  01/01/2010    to  12/31/2010       14.504569        15.371376      1,053,907.5460
  01/01/2011    to  12/31/2011       15.371376        15.537655        929,214.3910
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.602501        15.943751              0.0000
  01/01/2006    to  12/31/2006       15.943751        18.108614         12,647.2147
  01/01/2007    to  12/31/2007       18.108614        18.627029         43,910.5286
  01/01/2008    to  12/31/2008       18.627029        12.255741         40,489.3615
  01/01/2009    to  12/31/2009       12.255741        14.874933         36,364.6100
  01/01/2010    to  12/31/2010       14.874933        16.937377         32,804.3195
  01/01/2011    to  12/31/2011       16.937377        15.839749         29,573.4324
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.128746        11.129654         18,215.7000
  01/01/2010    to  12/31/2010       11.129654        12.216698         27,487.8123
  01/01/2011    to  12/31/2011       12.216698        12.383266         35,064.1362
============   ==== ==========       =========        =========      ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.115350         5.733182         98,648.0421
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       46.122353        47.302031        275,629.5718
  01/01/2006    to  12/31/2006       47.302031        54.587274        249,601.0989
  01/01/2007    to  12/31/2007       54.587274        55.463710        227,997.5920
  01/01/2008    to  12/31/2008       55.463710        34.593831        192,108.4190
  01/01/2009    to  12/31/2009       34.593831        40.125478        173,984.7400
  01/01/2010    to  12/31/2010       40.125478        46.002212        158,943.6177
  01/01/2011    to  12/31/2011       46.002212        43.263096        136,858.1882
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY FRANKLIN
TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.502136        19.153432          4,856.7965
  01/01/2006    to  04/30/2006       19.153432        20.451193          6,086.3064
============   ==== ==========       =========        =========      ==============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.311518         7.861642        400,716.2900
  01/01/2010    to  12/31/2010        7.861642         9.834477        360,017.9991
  01/01/2011    to  12/31/2011        9.834477         9.476551        269,065.5112
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.280427        17.651281        278,209.8687
  01/01/2007    to  12/31/2007       17.651281        16.768726        247,135.6746
  01/01/2008    to  12/31/2008       16.768726        11.528208        195,931.4458
  01/01/2009    to  12/31/2009       11.528208        14.281682        178,668.2500
  01/01/2010    to  12/31/2010       14.281682        16.776165        171,539.0967
  01/01/2011    to  12/31/2011       16.776165        14.959592        143,116.9369
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.228339        16.442132              0.0000
  01/01/2006    to  11/12/2006       16.442132        18.230529          2,613.0300
============   ==== ==========       =========        =========        ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.110437        10.430310         20,174.2044
  01/01/2006    to  12/31/2006       10.430310        11.859735         66,675.2605
  01/01/2007    to  12/31/2007       11.859735        11.328245        119,708.7443
  01/01/2008    to  12/31/2008       11.328245         7.112139        120,859.4214
  01/01/2009    to  12/31/2009        7.112139         8.819300        115,988.9400
  01/01/2010    to  12/31/2010        8.819300         9.923869        106,626.4975
  01/01/2011    to  12/31/2011        9.923869         9.578696         91,593.0682
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       39.317626        40.782816         14,464.6486
  01/01/2007    to  12/31/2007       40.782816        42.398893         58,651.2698
  01/01/2008    to  12/31/2008       42.398893        40.053835         45,325.9607
  01/01/2009    to  12/31/2009       40.053835        42.889677         50,209.6100
  01/01/2010    to  12/31/2010       42.889677        45.458000         45,609.7115
  01/01/2011    to  12/31/2011       45.458000        47.391519         38,810.2359
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.505704        14.633870            961.1420
  01/01/2006    to  04/30/2006       14.633870        14.451038          6,898.8622
============   ==== ==========       =========        =========        ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.769871        12.267573       64,067.0300
   01/01/2010                             to  12/31/2010       12.267573        14.400957       54,415.1631
   01/01/2011                             to  12/31/2011       14.400957        12.847057       56,177.1249
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.488314        15.947865            0.0000
   01/01/2006                             to  12/31/2006       15.947865        16.584616       17,938.8803
   01/01/2007                             to  12/31/2007       16.584616        16.886828       77,792.1257
   01/01/2008                             to  12/31/2008       16.886828         9.128670       70,566.9097
   01/01/2009                             to  05/01/2009        9.128670         9.511479            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL APPRECIATION SUB-
ACCOUNT)
   11/07/2005                             to  12/31/2005       12.829416        13.111624            0.0000
   01/01/2006                             to  12/31/2006       13.111624        13.730459            0.0000
   01/01/2007                             to  12/31/2007       13.730459        15.053622          773.0501
   01/01/2008                             to  12/31/2008       15.053622         8.458501        3,105.7753
   01/01/2009                             to  05/01/2009        8.458501         8.027381            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       12.397067        12.229700       60,509.0459
   01/01/2011                             to  12/31/2011       12.229700        11.982205       78,895.6719
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.971984        12.003966          333.6018
   01/01/2006                             to  12/31/2006       12.003966        12.306133       21,697.6643
   01/01/2007                             to  12/31/2007       12.306133        12.647107       70,821.0225
   01/01/2008                             to  12/31/2008       12.647107        12.712443      188,446.7227
   01/01/2009                             to  12/31/2009       12.712443        12.482334       80,580.7100
   01/01/2010                             to  04/30/2010       12.482334        12.399156            0.0000
=============                            ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/28/2008                             to  12/31/2008       35.379369        21.773477          880.4370
   01/01/2009                             to  12/31/2009       21.773477        28.155042       10,352.6200
   01/01/2010                             to  12/31/2010       28.155042        30.894096       14,005.6226
   01/01/2011                             to  12/31/2011       30.894096        29.047363       43,227.2173
=============                            ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON CLEARBRIDGE
VARIABLE CAPITAL SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.462344        14.700418        1,066.9626
  01/01/2006    to  12/31/2006       14.700418        16.364583       26,280.0430
  01/01/2007    to  12/31/2007       16.364583        16.326625      128,192.3264
  01/01/2008    to  12/31/2008       16.326625         9.254985       91,712.3840
  01/01/2009    to  12/31/2009        9.254985        12.716466       81,191.1200
  01/01/2010    to  12/31/2010       12.716466        14.036228       75,395.9725
  01/01/2011    to  04/29/2011       14.036228        14.807615            0.0000
============   ==== ==========       =========        =========      ============
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  05/01/2006    to  12/31/2006       19.854982        20.349193        2,993.4227
  01/01/2007    to  12/31/2007       20.349193        20.749143        8,469.5327
  01/01/2008    to  12/31/2008       20.749143        12.397610       14,208.4651
  01/01/2009    to  12/31/2009       12.397610        14.783606       14,764.4200
  01/01/2010    to  12/31/2010       14.783606        16.576606       15,047.3208
  01/01/2011    to  12/31/2011       16.576606        15.225896       12,129.1197
============   ==== ==========       =========        =========      ============
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
 (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.525847        18.964160          659.7503
  01/01/2006    to  04/30/2006       18.964160        19.845398        1,806.2822
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.821507         7.805540      145,950.4754
  01/01/2009    to  12/31/2009        7.805540        10.672653      132,020.5200
  01/01/2010    to  12/31/2010       10.672653        11.639200      158,439.2465
  01/01/2011    to  12/31/2011       11.639200        11.428787      108,372.8022
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS
II))
  11/07/2005    to  12/31/2005        4.565469         4.676322            0.0000
  01/01/2006    to  12/31/2006        4.676322         4.701934        2,837.8638
  01/01/2007    to  12/31/2007        4.701934         5.372633       46,983.4995
  01/01/2008    to  04/25/2008        5.372633         5.115951            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       20.968328        25.728318          530.2200
  01/01/2010    to  12/31/2010       25.728318        32.065258          974.7019
  01/01/2011    to  12/31/2011       32.065258        31.522286        2,969.0266
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.677658        14.156467        2,220.3900
  01/01/2010    to  12/31/2010       14.156467        17.002492        5,976.6825
  01/01/2011    to  12/31/2011       17.002492        13.950654        5,850.9660
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       37.508955        40.122198        8,444.6345
  01/01/2007    to  12/31/2007       40.122198        40.945082       16,858.1065
  01/01/2008    to  12/31/2008       40.945082        31.162460       16,632.7794
  01/01/2009    to  12/31/2009       31.162460        36.135101       14,888.6500
  01/01/2010    to  12/31/2010       36.135101        38.895098       12,608.8515
  01/01/2011    to  12/31/2011       38.895098        38.948309       11,580.7001
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       22.507571        22.822880            0.0000
  01/01/2006    to  04/30/2006       22.822880        23.473746        2,506.7389
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       12.717262        12.900477            0.0000
  01/01/2006    to  12/31/2006       12.900477        15.335629       27,637.2991
  01/01/2007    to  12/31/2007       15.335629        16.170322       78,116.3613
  01/01/2008    to  12/31/2008       16.170322        10.688265       94,014.8928
  01/01/2009    to  12/31/2009       10.688265        12.651473       90,863.7800
  01/01/2010    to  12/31/2010       12.651473        13.810946       88,287.0896
  01/01/2011    to  12/31/2011       13.810946        13.646548       79,775.4358
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011       17.041176        15.773456            0.0000
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       21.628093        23.107358            0.0000
  01/01/2011    to  12/31/2011       23.107358        21.128361            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       14.114684         9.248071        4,197.6206
  01/01/2009    to  12/31/2009        9.248071        12.560912        3,892.3100
  01/01/2010    to  12/31/2010       12.560912        16.571946        3,190.1525
  01/01/2011    to  12/31/2011       16.571946        16.471301        2,885.2268
============   ==== ==========       =========        =========       ===========

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.843732        15.381181       38,268.4717
   01/01/2007                             to  12/31/2007       15.381181        15.723533       84,281.3315
   01/01/2008                             to  12/31/2008       15.723533        15.348191       73,467.4776
   01/01/2009                             to  12/31/2009       15.348191        15.688227       58,259.0900
   01/01/2010                             to  12/31/2010       15.688227        16.263049       52,245.1932
   01/01/2011                             to  12/31/2011       16.263049        16.811739       82,211.2194
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.174422        19.695440            0.0000
   01/01/2006                             to  04/30/2006       19.695440        18.937521          405.0525
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.506776        14.680991       12,874.4648
   01/01/2006                             to  04/30/2006       14.680991        14.499238            0.0000
=============                            ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.341654        20.432885            0.0000
  01/01/2006    to  12/31/2006       20.432885        24.084955        5,847.9753
  01/01/2007    to  12/31/2007       24.084955        27.069915        9,054.6045
  01/01/2008    to  12/31/2008       27.069915        16.321653       13,392.5320
  01/01/2009    to  12/31/2009       16.321653        22.732475       11,692.9600
  01/01/2010    to  12/31/2010       22.732475        24.862694       11,267.8520
  01/01/2011    to  12/31/2011       24.862694        22.172331       11,315.1770
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      118.999038       124.461886            0.0000
  01/01/2006    to  12/31/2006      124.461886       134.268801        2,570.4331
  01/01/2007    to  12/31/2007      134.268801       147.623069        2,921.1078
  01/01/2008    to  12/31/2008      147.623069        80.943794        5,256.3877
  01/01/2009    to  12/31/2009       80.943794       110.445207        6,821.8000
  01/01/2010    to  12/31/2010      110.445207       128.291433        8,229.5927
  01/01/2011    to  12/31/2011      128.291433       120.197488        7,903.7806
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       84.039554        86.560624            0.0000
  01/01/2006    to  12/31/2006       86.560624        97.605349        1,640.3037
  01/01/2007    to  12/31/2007       97.605349       100.334912        1,933.8169
  01/01/2008    to  12/31/2008      100.334912        61.027097        4,382.3233
  01/01/2009    to  12/31/2009       61.027097        78.389064        4,484.6600
  01/01/2010    to  12/31/2010       78.389064        85.489646        4,977.0938
  01/01/2011    to  12/31/2011       85.489646        82.143590        4,665.6575
============   ==== ==========      ==========       ==========       ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       24.414197        25.514256          171.9310
  01/01/2006    to  12/31/2006       25.514256        30.328712        5,381.6059
  01/01/2007    to  12/31/2007       30.328712        34.267990        9,719.9313
  01/01/2008    to  12/31/2008       34.267990        19.994657       21,228.6250
  01/01/2009    to  12/31/2009       19.994657        26.818385       27,260.9600
  01/01/2010    to  12/31/2010       26.818385        28.455001       31,637.3184
  01/01/2011    to  12/31/2011       28.455001        24.888709       27,027.6013
============   ==== ==========      ==========       ==========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.096437        12.409547            0.0000
  01/01/2006    to  12/31/2006       12.409547        13.214025        5,031.4972
  01/01/2007    to  12/31/2007       13.214025        13.126040       11,038.1499
  01/01/2008    to  12/31/2008       13.126040         7.655157       23,269.3303
  01/01/2009    to  12/31/2009        7.655157        10.082240       23,011.6200
  01/01/2010    to  12/31/2010       10.082240        12.335968       23,293.2955
  01/01/2011    to  04/29/2011       12.335968        13.742660            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       25.242798        25.447641            0.0000
  01/01/2006    to  12/31/2006       25.447641        28.593497        5,712.2629
  01/01/2007    to  12/31/2007       28.593497        30.339612        6,878.5602
  01/01/2008    to  12/31/2008       30.339612        20.988266        8,020.8299
  01/01/2009    to  12/31/2009       20.988266        25.084812        8,331.1400
  01/01/2010    to  12/31/2010       25.084812        27.651399       10,300.7659
  01/01/2011    to  12/31/2011       27.651399        27.769226        8,047.8052
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/13/2007    to  12/31/2007       16.125012        16.081082          308.8976
  01/01/2008    to  12/31/2008       16.081082        11.104699          264.5935
  01/01/2009    to  05/01/2009       11.104699        10.850855            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND
BEFORE THAT LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE
CAP GROWTH AND VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.080932        14.267853            0.0000
  01/01/2006    to  12/31/2006       14.267853        15.679177            0.0000
  01/01/2007    to  11/12/2007       15.679177        15.897784            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  05/02/2011    to  12/31/2011        9.417726         9.224842        5,890.1427
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        7.862522         7.920994            0.0000
  01/01/2006    to  12/31/2006        7.920994         9.143257        4,662.1600
  01/01/2007    to  12/31/2007        9.143257         9.525187        5,124.8977
  01/01/2008    to  12/31/2008        9.525187         6.657340        7,130.3075
  01/01/2009    to  12/31/2009        6.657340         7.954349        7,050.8600
  01/01/2010    to  12/31/2010        7.954349         8.711872        6,220.9463
  01/01/2011    to  04/29/2011        8.711872         9.447645            0.0000
============   ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       27.718231        28.238912           0.0000
  01/01/2006    to  12/31/2006       28.238912        32.283633         660.2462
  01/01/2007    to  12/31/2007       32.283633        31.993877       1,021.1683
  01/01/2008    to  12/31/2008       31.993877        19.857893       1,050.7639
  01/01/2009    to  12/31/2009       19.857893        25.141374       1,078.8600
  01/01/2010    to  12/31/2010       25.141374        28.692799       1,098.7034
  01/01/2011    to  12/31/2011       28.692799        26.343472       1,166.4481
============   ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.429971        13.782878           0.0000
  01/01/2006    to  12/31/2006       13.782878        15.953826           0.0000
  01/01/2007    to  12/31/2007       15.953826        16.221703         364.3857
  01/01/2008    to  12/31/2008       16.221703        10.219924       3,169.2862
  01/01/2009    to  12/31/2009       10.219924        12.453229       3,099.3700
  01/01/2010    to  12/31/2010       12.453229        13.342031       3,061.5236
  01/01/2011    to  12/31/2011       13.342031        13.705577       2,982.8721
============   ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.827045        12.975504         301.9291
  01/01/2006    to  12/31/2006       12.975504        13.283918       3,577.1857
  01/01/2007    to  12/31/2007       13.283918        13.689776       4,602.8462
  01/01/2008    to  12/31/2008       13.689776         8.401237       4,629.9354
  01/01/2009    to  12/31/2009        8.401237        11.707346       4,470.7100
  01/01/2010    to  12/31/2010       11.707346        12.585139       3,093.5002
  01/01/2011    to  12/31/2011       12.585139        12.237834       2,951.7142
============   ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       11.333050        11.688951         270.1881
  01/01/2006    to  12/31/2006       11.688951        12.901674       2,529.6527
  01/01/2007    to  12/31/2007       12.901674        13.889702       3,587.8067
  01/01/2008    to  12/31/2008       13.889702         8.059253       2,437.4451
  01/01/2009    to  12/31/2009        8.059253        11.261775       2,181.0000
  01/01/2010    to  12/31/2010       11.261775        13.798208       2,804.7843
  01/01/2011    to  12/31/2011       13.798208        13.692539       2,293.6052
============   ==== ==========       =========        =========       ==========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       14.314032        14.476571            0.0000
  01/01/2006    to  12/31/2006       14.476571        15.677514        1,353.5967
  01/01/2007    to  12/31/2007       15.677514        15.332099        2,948.5161
  01/01/2008    to  12/31/2008       15.332099        10.379781        4,510.0825
  01/01/2009    to  12/31/2009       10.379781        15.803240        3,249.2600
  01/01/2010    to  12/31/2010       15.803240        17.775093        3,932.6265
  01/01/2011    to  12/31/2011       17.775093        17.695798        3,258.0848
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT
 (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.557168        14.762300            0.0000
  01/01/2006    to  12/31/2006       14.762300        15.867183        1,767.6075
  01/01/2007    to  12/31/2007       15.867183        15.946781        3,171.0739
  01/01/2008    to  12/31/2008       15.946781        11.829338        8,449.8024
  01/01/2009    to  12/31/2009       11.829338        17.042356        8,042.7200
  01/01/2010    to  12/31/2010       17.042356        19.366061        6,994.6201
  01/01/2011    to  12/31/2011       19.366061        19.429180        4,915.1045
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       11.074972        11.117130        2,442.6904
  01/01/2008    to  12/31/2008       11.117130         6.821401        2,379.5865
  01/01/2009    to  12/31/2009        6.821401         7.958050        2,984.6600
  01/01/2010    to  12/31/2010        7.958050         8.768663        4,474.0531
  01/01/2011    to  12/31/2011        8.768663         8.600529        5,856.5464
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.326608         9.542188            0.0000
  01/01/2006    to  12/31/2006        9.542188        10.670430          713.6091
  01/01/2007    to  04/27/2007       10.670430        11.168659            0.0000
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.251445        14.158993       91,971.6131
  01/01/2006    to  12/31/2006       14.158993        19.067100      153,556.1189
  01/01/2007    to  12/31/2007       19.067100        15.859122      113,099.7285
  01/01/2008    to  12/31/2008       15.859122         9.052459       94,036.5642
  01/01/2009    to  12/31/2009        9.052459        11.937341      115,465.4300
  01/01/2010    to  12/31/2010       11.937341        13.565479      100,174.2312
  01/01/2011    to  12/31/2011       13.565479        12.535725       96,412.9080
============   ==== ==========       =========        =========      ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       10.938626        11.187058            0.0000
  01/01/2006    to  12/31/2006       11.187058        13.603159        6,142.1621
  01/01/2007    to  12/31/2007       13.603159        13.182865       12,190.3032
  01/01/2008    to  12/31/2008       13.182865         9.647463       15,871.9553
  01/01/2009    to  12/31/2009        9.647463        12.189138       23,960.9800
  01/01/2010    to  12/31/2010       12.189138        14.260351       22,370.5099
  01/01/2011    to  12/31/2011       14.260351        12.544925       15,038.4494
============   ==== ==========      ==========       ==========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.150037        15.296553          957.4900
  01/01/2010    to  12/31/2010       15.296553        17.467660       10,300.9768
  01/01/2011    to  12/31/2011       17.467660        14.705617       16,288.8693
============   ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.331290        14.195093            0.0000
  01/01/2007    to  12/31/2007       14.195093        15.475581        1,355.3700
  01/01/2008    to  12/31/2008       15.475581         9.298531        7,006.7443
  01/01/2009    to  12/31/2009        9.298531        12.214161        8,532.5300
  01/01/2010    to  12/31/2010       12.214161        15.119139        8,834.7974
  01/01/2011    to  12/31/2011       15.119139        14.672955        6,304.1679
============   ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.126389        11.366890            0.0000
  01/01/2006    to  04/30/2006       11.366890        12.971968            0.0000
============   ==== ==========      ==========       ==========      ============
JANUS FORTY SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       96.796412       100.446753            0.0000
  01/01/2006    to  12/31/2006      100.446753       101.339546          183.4878
  01/01/2007    to  12/31/2007      101.339546       129.385533          346.5941
  01/01/2008    to  12/31/2008      129.385533        73.623943        1,258.3167
  01/01/2009    to  12/31/2009       73.623943       103.195724          968.5800
  01/01/2010    to  12/31/2010      103.195724       110.780735        1,699.0522
  01/01/2011    to  12/31/2011      110.780735       100.487080          940.0620
============   ==== ==========      ==========       ==========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.153960        15.143385      161,946.0384
  01/01/2008    to  12/31/2008       15.143385         9.143843      131,131.9405
  01/01/2009    to  12/31/2009        9.143843        12.239277      162,548.7100
  01/01/2010    to  12/31/2010       12.239277        14.717456      170,881.9162
  01/01/2011    to  12/31/2011       14.717456        13.644963      151,184.9514
============   ==== ==========      ==========       ==========      ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005       10.365425        10.820183            0.0000
  01/01/2006    to  12/31/2006       10.820183        11.920639        2,985.5779
  01/01/2007    to  04/27/2007       11.920639        13.135553            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.992327         7.208270      271,559.8422
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245793        10.612431            0.0000
  01/01/2006    to  12/31/2006       10.612431        11.071037       41,083.6040
  01/01/2007    to  12/31/2007       11.071037        10.194281       55,696.8178
  01/01/2008    to  12/31/2008       10.194281         4.527670       61,456.5442
  01/01/2009    to  12/31/2009        4.527670         6.113936       84,855.2800
  01/01/2010    to  12/31/2010        6.113936         6.422871       90,928.8520
  01/01/2011    to  04/29/2011        6.422871         6.812825            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       22.787748        23.526005            0.0000
  01/01/2006    to  12/31/2006       23.526005        25.830613        1,894.4947
  01/01/2007    to  12/31/2007       25.830613        25.429778        4,397.2138
  01/01/2008    to  12/31/2008       25.429778        15.236806        7,267.4154
  01/01/2009    to  12/31/2009       15.236806        18.869671       10,351.5300
  01/01/2010    to  12/31/2010       18.869671        23.183243       22,977.3034
  01/01/2011    to  12/31/2011       23.183243        21.851889       25,709.0963
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997644         6.566075        3,281.7798
  01/01/2009    to  12/31/2009        6.566075         8.025581        6,190.6700
  01/01/2010    to  12/31/2010        8.025581         8.720835       25,015.4388
  01/01/2011    to  12/31/2011        8.720835         8.489024       17,055.3562
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997055        10.170970        5,138.8553
  01/01/2011    to  12/31/2011       10.170970        10.155004       25,930.3640
============   ==== ==========       =========        =========      ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       12.956964        13.497778            0.0000
  01/01/2011    to  12/31/2011       13.497778        12.299992          707.1631
============   ==== ==========       =========        =========      ============

                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.159050         6.066196        104,530.9389
  01/01/2009    to  12/31/2009        6.066196        10.030731        134,596.1900
  01/01/2010    to  12/31/2010       10.030731        12.140074        212,420.3754
  01/01/2011    to  12/31/2011       12.140074         9.659757        134,510.1148
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.066518         9.901290            163.0146
  01/01/2006    to  12/31/2006        9.901290        12.413508          6,589.4950
  01/01/2007    to  12/31/2007       12.413508        15.645024         10,227.4583
  01/01/2008    to  11/07/2008       15.645024         7.576769              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.871634        12.592178        225,156.9534
  01/01/2006    to  12/31/2006       12.592178        15.599096        285,148.9665
  01/01/2007    to  12/31/2007       15.599096        17.294487        304,624.6876
  01/01/2008    to  12/31/2008       17.294487         9.754781        200,562.3480
  01/01/2009    to  12/31/2009        9.754781        12.560971        207,055.9400
  01/01/2010    to  12/31/2010       12.560971        13.696086        180,873.9585
  01/01/2011    to  12/31/2011       13.696086        11.968950        172,416.5102
============   ==== ==========       =========        =========        ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
  11/07/2005    to  12/31/2005        9.428992         9.698340            530.1051
  01/01/2006    to  12/31/2006        9.698340        10.287157         10,048.2893
  01/01/2007    to  12/31/2007       10.287157        12.431099         14,690.6958
  01/01/2008    to  12/31/2008       12.431099         6.477856         26,795.5055
  01/01/2009    to  12/31/2009        6.477856         9.971211         30,444.1000
  01/01/2010    to  12/31/2010        9.971211        12.890729         28,029.4884
  01/01/2011    to  12/31/2011       12.890729        11.743689         14,460.6749
============   ==== ==========       =========        =========        ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.979210        10.993406        397,474.2448
  01/01/2006    to  12/31/2006       10.993406        10.801814        441,795.0709
  01/01/2007    to  12/31/2007       10.801814        11.712300        434,463.0257
  01/01/2008    to  12/31/2008       11.712300        10.672796        475,293.6726
  01/01/2009    to  12/31/2009       10.672796        12.331203        492,407.0500
  01/01/2010    to  12/31/2010       12.331203        13.005643        486,017.5118
  01/01/2011    to  12/31/2011       13.005643        14.147999        427,428.1004
============   ==== ==========       =========        =========        ============

                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.774892        11.949254        470,252.5060
  01/01/2006    to  12/31/2006       11.949254        12.224156        530,693.2174
  01/01/2007    to  12/31/2007       12.224156        12.867717        552,148.3986
  01/01/2008    to  12/31/2008       12.867717        12.644921        532,678.5398
  01/01/2009    to  12/31/2009       12.644921        14.607287        524,893.7300
  01/01/2010    to  12/31/2010       14.607287        15.464763        542,082.1196
  01/01/2011    to  12/31/2011       15.464763        15.616471        485,081.3039
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.420041        15.755011              0.0000
  01/01/2006    to  12/31/2006       15.755011        17.876413          5,104.3550
  01/01/2007    to  12/31/2007       17.876413        18.369697          7,335.8456
  01/01/2008    to  12/31/2008       18.369697        12.074286          4,297.6019
  01/01/2009    to  12/31/2009       12.074286        14.640047         10,556.9100
  01/01/2010    to  12/31/2010       14.640047        16.653275         10,320.2055
  01/01/2011    to  12/31/2011       16.653275        15.558518         10,634.2651
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.121294        11.113236          5,474.7800
  01/01/2010    to  12/31/2010       11.113236        12.186489         37,474.1128
  01/01/2011    to  12/31/2011       12.186489        12.340332         24,540.0425
============   ==== ==========       =========        =========        ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.156446         5.762466        205,934.1216
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       46.642724        47.828763        183,199.4712
  01/01/2006    to  12/31/2006       47.828763        55.140128        188,111.0646
  01/01/2007    to  12/31/2007       55.140128        55.969125        196,659.7944
  01/01/2008    to  12/31/2008       55.969125        34.873955        167,284.0181
  01/01/2009    to  12/31/2009       34.873955        40.409933        158,947.5300
  01/01/2010    to  12/31/2010       40.409933        46.282060        152,811.5124
  01/01/2011    to  12/31/2011       46.282060        43.482842        138,550.7648
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY FRANKLIN
TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.336322        18.979026              0.0000
  01/01/2006    to  04/30/2006       18.979026        20.258425          3,699.2635
============   ==== ==========       =========        =========        ============

                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.360581         7.917536        325,492.4700
  01/01/2010    to  12/31/2010        7.917536         9.894508        314,361.3673
  01/01/2011    to  12/31/2011        9.894508         9.524882        254,882.0337
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.331827        17.701553        310,086.3910
  01/01/2007    to  12/31/2007       17.701553        16.799572        286,296.7801
  01/01/2008    to  12/31/2008       16.799572        11.537811        230,164.8946
  01/01/2009    to  12/31/2009       11.537811        14.279284        204,887.2500
  01/01/2010    to  12/31/2010       14.279284        16.756599        193,166.5364
  01/01/2011    to  12/31/2011       16.756599        14.927231        177,605.1706
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.098800        16.308514              0.0000
  01/01/2006    to  11/12/2006       16.308514        18.066827            333.2257
============   ==== ==========       =========        =========        ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.105122        10.423314         47,918.1784
  01/01/2006    to  12/31/2006       10.423314        11.839967         81,364.7814
  01/01/2007    to  12/31/2007       11.839967        11.297995         94,063.7573
  01/01/2008    to  12/31/2008       11.297995         7.086015         68,141.8923
  01/01/2009    to  12/31/2009        7.086015         8.778122         71,201.6400
  01/01/2010    to  12/31/2010        8.778122         9.867669         63,779.1988
  01/01/2011    to  12/31/2011        9.867669         9.514947         78,802.7990
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       38.435316        39.841203          5,306.8876
  01/01/2007    to  12/31/2007       39.841203        41.378349          8,964.9815
  01/01/2008    to  12/31/2008       41.378349        39.050554          8,090.8615
  01/01/2009    to  12/31/2009       39.050554        41.773578         12,116.9000
  01/01/2010    to  12/31/2010       41.773578        44.230823         13,610.3719
  01/01/2011    to  12/31/2011       44.230823        46.066190          9,768.8412
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.341271        14.465883              0.0000
  01/01/2006    to  04/30/2006       14.465883        14.280532          1,588.4822
============   ==== ==========       =========        =========        ============

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.646658        12.104881          362.2700
   01/01/2010                             to  12/31/2010       12.104881        14.195784        1,338.1604
   01/01/2011                             to  12/31/2011       14.195784        12.651384        2,084.2287
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.346539        15.799587            0.0000
   01/01/2006                             to  12/31/2006       15.799587        16.414035          184.3905
   01/01/2007                             to  12/31/2007       16.414035        16.696335          333.0638
   01/01/2008                             to  12/31/2008       16.696335         9.016618          340.7786
   01/01/2009                             to  05/01/2009        9.016618         9.391600            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL APPRECIATION SUB-
ACCOUNT)
   11/07/2005                             to  12/31/2005       12.700623        12.978111            0.0000
   01/01/2006                             to  12/31/2006       12.978111        13.577094          562.4286
   01/01/2007                             to  12/31/2007       13.577094        14.870516            0.0000
   01/01/2008                             to  12/31/2008       14.870516         8.347216        2,675.6084
   01/01/2009                             to  05/01/2009        8.347216         7.919133            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       12.201617        12.028909        9,098.7270
   01/01/2011                             to  12/31/2011       12.028909        11.773727       24,941.8710
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.836240        11.866136            0.0000
   01/01/2006                             to  12/31/2006       11.866136        12.152707        2,554.1082
   01/01/2007                             to  12/31/2007       12.152707        12.476878        2,491.2259
   01/01/2008                             to  12/31/2008       12.476878        12.528764       11,435.3778
   01/01/2009                             to  12/31/2009       12.528764        12.289682       19,450.1000
   01/01/2010                             to  04/30/2010       12.289682        12.203773            0.0000
=============                            ==== ==========       =========        =========       ===========
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/28/2008                             to  12/31/2008       34.904997        21.466933        2,878.4542
   01/01/2009                             to  12/31/2009       21.466933        27.730903        6,912.7000
   01/01/2010                             to  12/31/2010       27.730903        30.398303        7,723.0551
   01/01/2011                             to  12/31/2011       30.398303        28.552687        6,686.9959
=============                            ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON CLEARBRIDGE
VARIABLE CAPITAL SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.417540        14.652747            0.0000
  01/01/2006    to  12/31/2006       14.652747        16.295258          490.9051
  01/01/2007    to  12/31/2007       16.295258        16.241119          789.6004
  01/01/2008    to  12/31/2008       16.241119         9.197253          747.9861
  01/01/2009    to  12/31/2009        9.197253        12.624509          721.9500
  01/01/2010    to  12/31/2010       12.624509        13.920806          718.6780
  01/01/2011    to  04/29/2011       13.920806        14.681062            0.0000
============   ==== ==========       =========        =========      ============
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  05/01/2006    to  12/31/2006       19.663836        20.139926            0.0000
  01/01/2007    to  12/31/2007       20.139926        20.515121          248.6681
  01/01/2008    to  12/31/2008       20.515121        12.245456        2,247.1777
  01/01/2009    to  12/31/2009       12.245456        14.587566        6,629.1300
  01/01/2010    to  12/31/2010       14.587566        16.340453        6,176.3151
  01/01/2011    to  12/31/2011       16.340453        14.994003        5,986.4738
============   ==== ==========       =========        =========      ============
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
 (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.356295        18.787867          210.3046
  01/01/2006    to  04/30/2006       18.787867        19.654559          213.2668
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.839437         7.812070      230,599.2334
  01/01/2009    to  12/31/2009        7.812070        10.670910      241,000.4300
  01/01/2010    to  12/31/2010       10.670910        11.625674      237,784.9424
  01/01/2011    to  12/31/2011       11.625674        11.404118      216,737.3804
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS
II))
  11/07/2005    to  12/31/2005        4.542040         4.651647            0.0000
  01/01/2006    to  12/31/2006        4.651647         4.672460        7,229.3575
  01/01/2007    to  12/31/2007        4.672460         5.333591        9,696.2008
  01/01/2008    to  04/25/2008        5.333591         5.077159            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       20.655682        25.328004          536.3600
  01/01/2010    to  12/31/2010       25.328004        31.534832        3,004.9464
  01/01/2011    to  12/31/2011       31.534832        30.969906        4,353.0645
============   ==== ==========       =========        =========      ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.672207        14.139917        1,231.8400
  01/01/2010    to  12/31/2010       14.139917        16.965664       16,512.0533
  01/01/2011    to  12/31/2011       16.965664        13.906530        9,931.1090
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       36.802496        39.340431        1,529.8957
  01/01/2007    to  12/31/2007       39.340431        40.106933        2,519.2902
  01/01/2008    to  12/31/2008       40.106933        30.493922        3,619.3731
  01/01/2009    to  12/31/2009       30.493922        35.324545        3,394.3300
  01/01/2010    to  12/31/2010       35.324545        37.984646        5,058.9691
  01/01/2011    to  12/31/2011       37.984646        37.998681        4,569.5003
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       22.252414        22.560871            0.0000
  01/01/2006    to  04/30/2006       22.560871        23.196767            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       12.624688        12.804709          431.9240
  01/01/2006    to  12/31/2006       12.804709        15.206616        1,994.5241
  01/01/2007    to  12/31/2007       15.206616        16.018174        7,193.5390
  01/01/2008    to  12/31/2008       16.018174        10.577059        9,005.5034
  01/01/2009    to  12/31/2009       10.577059        12.507324        2,262.1900
  01/01/2010    to  12/31/2010       12.507324        13.639949        3,619.1576
  01/01/2011    to  12/31/2011       13.639949        13.464140        5,288.2289
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011       16.857556        15.593139            0.0000
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       21.380997        22.828220          713.6012
  01/01/2011    to  12/31/2011       22.828220        20.852293        1,258.1096
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.957945         9.139162        5,240.9594
  01/01/2009    to  12/31/2009        9.139162        12.400581        4,836.7400
  01/01/2010    to  12/31/2010       12.400581        16.344087        4,133.0527
  01/01/2011    to  12/31/2011       16.344087        16.228616        2,685.9356
============   ==== ==========       =========        =========       ===========

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.673908        15.195131        5,293.3002
   01/01/2007                             to  12/31/2007       15.195131        15.517732        8,194.2450
   01/01/2008                             to  12/31/2008       15.517732        15.132120       16,685.5741
   01/01/2009                             to  12/31/2009       15.132120        15.451911       11,922.7000
   01/01/2010                             to  12/31/2010       15.451911        16.002065       11,743.0348
   01/01/2011                             to  12/31/2011       16.002065        16.525463       14,053.6734
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.911684        19.422743            0.0000
   01/01/2006                             to  04/30/2006       19.422743        18.669279        2,912.1234
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.347682        14.517878        4,547.7663
   01/01/2006                             to  04/30/2006       14.517878        14.333510            0.0000
=============                            ==== ==========       =========        =========       ===========

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.



The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Investors USA Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

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METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                                                                     AMERICAN FUNDS
                                                 ALGER AMERICAN FUNDS AMERICAN FUNDS   GLOBAL SMALL
                                      SMALL CAP GROWTH           BOND  GLOBAL GROWTH CAPITALIZATION
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value               $ 51,540,009  $ 116,697,302  $ 200,460,234   $ 76,801,933
  Due from MetLife Investors
     USA Insurance Company                          --             --             15              1
                                      ---------------- -------------- -------------- --------------
       Total Assets                         51,540,009    116,697,302    200,460,249     76,801,934
                                      ---------------- -------------- -------------- --------------
LIABILITIES:
  Accrued fees                                      --             33             64             46
  Due to MetLife Investors
     USA Insurance Company                           2              2             --             --
                                      ---------------- -------------- -------------- --------------
       Total Liabilities                             2             35             64             46
                                      ---------------- -------------- -------------- --------------
NET ASSETS                                $ 51,540,007  $ 116,697,267  $ 200,460,185   $ 76,801,888
                                      ================ ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 51,540,007  $ 116,690,095  $ 200,454,173   $ 76,801,888
  Net assets from contracts in payout               --          7,172          6,012             --
                                      ---------------- -------------- -------------- --------------
       Total Net Assets                   $ 51,540,007  $ 116,697,267  $ 200,460,185   $ 76,801,888
                                      ================ ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      AMERICAN FUNDS AMERICAN FUNDS         DWS I FEDERATED HIGH
                                              GROWTH  GROWTH-INCOME INTERNATIONAL    INCOME BOND
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- ------------- --------------
ASSETS:
  Investments at fair value            $ 577,437,696  $ 272,388,987  $ 15,659,301       $ 30,585
  Due from MetLife Investors
     USA Insurance Company                        12              2            --             --
                                      -------------- -------------- ------------- --------------
       Total Assets                      577,437,708    272,388,989    15,659,301         30,585
                                      -------------- -------------- ------------- --------------
LIABILITIES:
  Accrued fees                                    78             80             6              8
  Due to MetLife Investors
     USA Insurance Company                        --             --            10              5
                                      -------------- -------------- ------------- --------------
       Total Liabilities                          78             80            16             13
                                      -------------- -------------- ------------- --------------
NET ASSETS                             $ 577,437,630  $ 272,388,909  $ 15,659,285       $ 30,572
                                      ============== ============== ============= ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 577,426,059  $ 272,380,413  $ 15,659,285       $ 30,572
  Net assets from contracts in payout         11,571          8,496            --             --
                                      -------------- -------------- ------------- --------------
       Total Net Assets                $ 577,437,630  $ 272,388,909  $ 15,659,285       $ 30,572
                                      ============== ============== ============= ==============

The accompanying notes are an integral part of these financial statements.

  FEDERATED FEDERATED MANAGED  FIDELITY VIP  FIDELITY VIP  FIDELITY VIP     FIDELITY VIP
    KAUFMAN        VOLATILITY ASSET MANAGER    CONTRAFUND EQUITY-INCOME FUNDSMANAGER 60%
SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
----------- ----------------- ------------- ------------- ------------- ----------------
   $ 58,463           $ 9,179  $ 87,071,351 $ 388,527,027   $ 5,489,918  $ 2,591,601,268
         --                --            --             8            --               --
----------- ----------------- ------------- ------------- ------------- ----------------
     58,463             9,179    87,071,351   388,527,035     5,489,918    2,591,601,268
----------- ----------------- ------------- ------------- ------------- ----------------
          7                 7             8            70            --               --
          2                 2             6            --            --                3
----------- ----------------- ------------- ------------- ------------- ----------------
          9                 9            14            70            --                3
----------- ----------------- ------------- ------------- ------------- ----------------
   $ 58,454           $ 9,170  $ 87,071,337 $ 388,526,965   $ 5,489,918  $ 2,591,601,265
=========== ================= ============= ============= ============= ================
   $ 58,454           $ 9,170  $ 87,071,337 $ 388,526,965   $ 5,489,918  $ 2,591,601,265
         --                --            --            --            --               --
----------- ----------------- ------------- ------------- ------------- ----------------
   $ 58,454           $ 9,170  $ 87,071,337 $ 388,526,965   $ 5,489,918  $ 2,591,601,265
=========== ================= ============= ============= ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                       FIDELITY VIP FIDELITY VIP  FIDELITY VIP FIDELITY VIP
                                             GROWTH    INDEX 500       MID CAP MONEY MARKET
                                        SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- ------------ ------------- ------------
ASSETS:
  Investments at fair value           $ 131,974,707 $ 60,061,923 $ 237,701,498 $ 73,068,657
  Due from MetLife Investors
     USA Insurance Company                        7            4            11           --
                                      ------------- ------------ ------------- ------------
       Total Assets                     131,974,714   60,061,927   237,701,509   73,068,657
                                      ------------- ------------ ------------- ------------
LIABILITIES:
  Accrued fees                                    5           10             8           16
  Due to MetLife Investors
     USA Insurance Company                       --           --            --            9
                                      ------------- ------------ ------------- ------------
       Total Liabilities                          5           10             8           25
                                      ------------- ------------ ------------- ------------
NET ASSETS                            $ 131,974,709 $ 60,061,917 $ 237,701,501 $ 73,068,632
                                      ============= ============ ============= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 131,974,709 $ 60,061,917 $ 237,701,501 $ 73,068,632
  Net assets from contracts in payout            --           --            --           --
                                      ------------- ------------ ------------- ------------
       Total Net Assets               $ 131,974,709 $ 60,061,917 $ 237,701,501 $ 73,068,632
                                      ============= ============ ============= ============

The accompanying notes are an integral part of these financial statements.

                               FTVIPT FRANKLIN                                      FTVIPT TEMPLETON
FIDELITY VIP   FTVIPT FRANKLIN SMALL CAP VALUE     FTVIPT MUTUAL   FTVIPT TEMPLETON      GLOBAL BOND
    OVERSEAS INCOME SECURITIES      SECURITIES SHARES SECURITIES FOREIGN SECURITIES       SECURITIES
 SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
------------ ----------------- --------------- ----------------- ------------------ ----------------
 $ 4,664,197     $ 206,611,208    $ 50,705,726     $ 118,532,891       $ 69,009,247    $ 139,986,060
          --                 7              --                 2                  5               --
------------ ----------------- --------------- ----------------- ------------------ ----------------
   4,664,197       206,611,215      50,705,726       118,532,893         69,009,252      139,986,060
------------ ----------------- --------------- ----------------- ------------------ ----------------
          --                66              29                23                 59               19
           5                --              --                --                 --               --
------------ ----------------- --------------- ----------------- ------------------ ----------------
           5                66              29                23                 59               19
------------ ----------------- --------------- ----------------- ------------------ ----------------
 $ 4,664,192     $ 206,611,149    $ 50,705,697     $ 118,532,870       $ 69,009,193    $ 139,986,041
============ ================= =============== ================= ================== ================
 $ 4,664,192     $ 206,607,597    $ 50,705,697     $ 118,532,870       $ 69,009,193    $ 139,986,041
          --             3,552              --                --                 --               --
------------ ----------------- --------------- ----------------- ------------------ ----------------
 $ 4,664,192     $ 206,611,149    $ 50,705,697     $ 118,532,870       $ 69,009,193    $ 139,986,041
============ ================= =============== ================= ================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                              INVESCO V.I. INVESCO V.I.       INVESCO V.I.         INVESCO V.I.
                                      CAPITAL APPRECIATION CORE EQUITY  GLOBAL REAL ESTATE INTERNATIONAL GROWTH
                                               SUB-ACCOUNT SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                      -------------------- ------------ ------------------ --------------------
ASSETS:
  Investments at fair value                      $ 101,087    $ 276,763       $ 13,467,314        $ 154,099,069
  Due from MetLife Investors
     USA Insurance Company                              --           --                 --                   --
                                      -------------------- ------------ ------------------ --------------------
       Total Assets                                101,087      276,763         13,467,314          154,099,069
                                      -------------------- ------------ ------------------ --------------------
LIABILITIES:
  Accrued fees                                          --           --                 50                   13
  Due to MetLife Investors
     USA Insurance Company                               4            2                 --                    6
                                      -------------------- ------------ ------------------ --------------------
       Total Liabilities                                 4            2                 50                   19
                                      -------------------- ------------ ------------------ --------------------
NET ASSETS                                       $ 101,083    $ 276,761       $ 13,467,264        $ 154,099,050
                                      ==================== ============ ================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units             $ 101,083    $ 276,761       $ 13,467,264        $ 154,099,050
  Net assets from contracts in payout                   --           --                 --                   --
                                      -------------------- ------------ ------------------ --------------------
       Total Net Assets                          $ 101,083    $ 276,761       $ 13,467,264        $ 154,099,050
                                      ==================== ============ ================== ====================

The accompanying notes are an integral part of these financial statements.

  INVESCO V.I.      INVESCO V.I.      INVESCO V.I.  INVESCO V.I.                           LMPVET
    VAN KAMPEN        VAN KAMPEN        VAN KAMPEN    VAN KAMPEN JANUS ASPEN CLEARBRIDGE VARIABLE
CAPITAL GROWTH EQUITY AND INCOME GROWTH AND INCOME MID CAP VALUE   WORLDWIDE    AGGRESSIVE GROWTH
   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT          SUB-ACCOUNT
-------------- ----------------- ----------------- ------------- ----------- --------------------
      $ 90,037     $ 414,357,267     $ 206,338,267  $ 47,014,140     $ 4,757        $ 160,839,361
            --                 2                --            --          --                   11
-------------- ----------------- ----------------- ------------- ----------- --------------------
        90,037       414,357,269       206,338,267    47,014,140       4,757          160,839,372
-------------- ----------------- ----------------- ------------- ----------- --------------------
            --                 7                32            21           6                  151
             4                --                 4             2           1                   --
-------------- ----------------- ----------------- ------------- ----------- --------------------
             4                 7                36            23           7                  151
-------------- ----------------- ----------------- ------------- ----------- --------------------
      $ 90,033     $ 414,357,262     $ 206,338,231  $ 47,014,117     $ 4,750        $ 160,839,221
============== ================= ================= ============= =========== ====================
      $ 90,033     $ 414,357,262     $ 206,338,231  $ 47,014,117     $ 4,750        $ 160,832,653
            --                --                --            --          --                6,568
-------------- ----------------- ----------------- ------------- ----------- --------------------
      $ 90,033     $ 414,357,262     $ 206,338,231  $ 47,014,117     $ 4,750        $ 160,839,221
============== ================= ================= ============= =========== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                    LMPVET               LMPVET
                                                    LMPVET     CLEARBRIDGE CLEARBRIDGE VARIABLE               LMPVET
                                      CLEARBRIDGE VARIABLE VARIABLE EQUITY          FUNDAMENTAL CLEARBRIDGE VARIABLE
                                              APPRECIATION  INCOME BUILDER        ALL CAP VALUE     LARGE CAP GROWTH
                                               SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                      -------------------- --------------- -------------------- --------------------
ASSETS:
  Investments at fair value                  $ 224,680,396   $ 103,322,939         $ 95,718,200          $ 4,673,857
  Due from MetLife Investors
     USA Insurance Company                              12              --                   12                    3
                                      -------------------- --------------- -------------------- --------------------
       Total Assets                            224,680,408     103,322,939           95,718,212            4,673,860
                                      -------------------- --------------- -------------------- --------------------
LIABILITIES:
  Accrued fees                                          38              84                   76                   64
  Due to MetLife Investors
     USA Insurance Company                              --              --                   --                   --
                                      -------------------- --------------- -------------------- --------------------
       Total Liabilities                                38              84                   76                   64
                                      -------------------- --------------- -------------------- --------------------
NET ASSETS                                   $ 224,680,370   $ 103,322,855         $ 95,718,136          $ 4,673,796
                                      ==================== =============== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 224,680,370   $ 103,322,855         $ 95,718,136          $ 4,673,796
  Net assets from contracts in payout                   --              --                   --                   --
                                      -------------------- --------------- -------------------- --------------------
       Total Net Assets                      $ 224,680,370   $ 103,322,855         $ 95,718,136          $ 4,673,796
                                      ==================== =============== ==================== ====================

The accompanying notes are an integral part of these financial statements.

              LMPVET               LMPVET LMPVET INVESTMENT             LMPVET             LMPVET             LMPVET
CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE  COUNSEL VARIABLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE
     LARGE CAP VALUE     SMALL CAP GROWTH  SOCIAL AWARENESS     ALLOCATION 50%     ALLOCATION 70%     ALLOCATION 85%
         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------- -------------------- ----------------- ------------------ ------------------ ------------------
         $ 3,836,435         $ 42,564,883         $ 501,405       $ 24,265,725        $ 3,086,973       $ 65,879,503
                   1                    4                --                 --                 --                  1
-------------------- -------------------- ----------------- ------------------ ------------------ ------------------
           3,836,436           42,564,887           501,405         24,265,725          3,086,973         65,879,504
-------------------- -------------------- ----------------- ------------------ ------------------ ------------------
                  77                  110                31                 28                 28                 32
                  --                   --                 1                  2                  2                 --
-------------------- -------------------- ----------------- ------------------ ------------------ ------------------
                  77                  110                32                 30                 30                 32
-------------------- -------------------- ----------------- ------------------ ------------------ ------------------
         $ 3,836,359         $ 42,564,777         $ 501,373       $ 24,265,695        $ 3,086,943       $ 65,879,472
==================== ==================== ================= ================== ================== ==================
         $ 3,836,359         $ 42,564,777         $ 501,373       $ 24,265,695        $ 3,086,943       $ 65,879,472
                  --                   --                --                 --                 --                 --
-------------------- -------------------- ----------------- ------------------ ------------------ ------------------
         $ 3,836,359         $ 42,564,777         $ 501,373       $ 24,265,695        $ 3,086,943       $ 65,879,472
==================== ==================== ================= ================== ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                             LMPVIT WESTERN
                                      ASSET VARIABLE GLOBAL         MFS VIT       MFS VIT
                                            HIGH YIELD BOND INVESTORS TRUST NEW DISCOVERY MFS VIT RESEARCH
                                                SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------------- --------------- ------------- ----------------
ASSETS:
  Investments at fair value                    $ 69,717,995        $ 34,001      $ 41,383         $ 45,153
  Due from MetLife Investors
     USA Insurance Company                                1              --            --               --
                                      --------------------- --------------- ------------- ----------------
       Total Assets                              69,717,996          34,001        41,383           45,153
                                      --------------------- --------------- ------------- ----------------
LIABILITIES:
  Accrued fees                                           93               4             5                5
  Due to MetLife Investors
     USA Insurance Company                               --               3             4                6
                                      --------------------- --------------- ------------- ----------------
       Total Liabilities                                 93               7             9               11
                                      --------------------- --------------- ------------- ----------------
NET ASSETS                                     $ 69,717,903        $ 33,994      $ 41,374         $ 45,142
                                      ===================== =============== ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 69,715,222        $ 33,994      $ 41,374         $ 45,142
  Net assets from contracts in payout                 2,681              --            --               --
                                      --------------------- --------------- ------------- ----------------
       Total Net Assets                        $ 69,717,903        $ 33,994      $ 41,374         $ 45,142
                                      ===================== =============== ============= ================

The accompanying notes are an integral part of these financial statements.

             MIST
ALLIANCEBERNSTEIN   MIST AMERICAN                 MIST AMERICAN
   GLOBAL DYNAMIC  FUNDS BALANCED MIST AMERICAN    FUNDS GROWTH MIST AMERICAN       MIST AMERICAN
       ALLOCATION      ALLOCATION    FUNDS BOND      ALLOCATION  FUNDS GROWTH FUNDS INTERNATIONAL
      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
----------------- --------------- ------------- --------------- ------------- -------------------
  $ 1,639,379,150 $ 2,914,777,216 $ 349,346,260 $ 1,398,390,786 $ 553,292,870       $ 296,765,134
               --               2             3               3             1                  --
----------------- --------------- ------------- --------------- ------------- -------------------
    1,639,379,150   2,914,777,218   349,346,263   1,398,390,789   553,292,871         296,765,134
----------------- --------------- ------------- --------------- ------------- -------------------
               73              30            23              67            65                  61
               --              --            --              --            --                  --
----------------- --------------- ------------- --------------- ------------- -------------------
               73              30            23              67            65                  61
----------------- --------------- ------------- --------------- ------------- -------------------
  $ 1,639,379,077 $ 2,914,777,188 $ 349,346,240 $ 1,398,390,722 $ 553,292,806       $ 296,765,073
================= =============== ============= =============== ============= ===================
  $ 1,639,379,077 $ 2,914,769,736 $ 349,346,240 $ 1,398,329,228 $ 553,292,806       $ 296,765,073
               --           7,452            --          61,494            --                  --
----------------- --------------- ------------- --------------- ------------- -------------------
  $ 1,639,379,077 $ 2,914,777,188 $ 349,346,240 $ 1,398,390,722 $ 553,292,806       $ 296,765,073
================= =============== ============= =============== ============= ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                        MIST AMERICAN        MIST AQR  MIST BLACKROCK
                                       FUNDS MODERATE     GLOBAL RISK GLOBAL TACTICAL MIST BLACKROCK
                                           ALLOCATION        BALANCED      STRATEGIES     HIGH YIELD
                                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      --------------- --------------- --------------- --------------
ASSETS:
  Investments at fair value           $ 1,683,464,945 $ 1,898,124,108 $ 2,842,712,324  $ 221,624,957
  Due from MetLife Investors
     USA Insurance Company                          2              --              --             --
                                      --------------- --------------- --------------- --------------
       Total Assets                     1,683,464,947   1,898,124,108   2,842,712,324    221,624,957
                                      --------------- --------------- --------------- --------------
LIABILITIES:
  Accrued fees                                     51              24              39            115
  Due to MetLife Investors
     USA Insurance Company                         --               1              --              1
                                      --------------- --------------- --------------- --------------
       Total Liabilities                           51              25              39            116
                                      --------------- --------------- --------------- --------------
NET ASSETS                            $ 1,683,464,896 $ 1,898,124,083 $ 2,842,712,285  $ 221,624,841
                                      =============== =============== =============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 1,683,418,559 $ 1,898,124,083 $ 2,842,712,285  $ 221,619,314
  Net assets from contracts in payout          46,337              --              --          5,527
                                      --------------- --------------- --------------- --------------
       Total Net Assets               $ 1,683,464,896 $ 1,898,124,083 $ 2,842,712,285  $ 221,624,841
                                      =============== =============== =============== ==============

The accompanying notes are an integral part of these financial statements.

                                                                                MIST
MIST BLACKROCK       MIST CLARION     MIST DREMAN        MIST GOLDMAN HARRIS OAKMARK MIST INVESCO SMALL
LARGE CAP CORE GLOBAL REAL ESTATE SMALL CAP VALUE SACHS MID CAP VALUE  INTERNATIONAL         CAP GROWTH
   SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
-------------- ------------------ --------------- ------------------- -------------- ------------------
  $ 12,849,938      $ 147,447,125    $ 21,224,479       $ 130,696,316  $ 461,860,609      $ 212,672,946
            --                  7               1                   9              8                 12
-------------- ------------------ --------------- ------------------- -------------- ------------------
    12,849,938        147,447,132      21,224,480         130,696,325    461,860,617        212,672,958
-------------- ------------------ --------------- ------------------- -------------- ------------------
            88                 76             199                  53             79                163
             1                 --              --                  --             --                 --
-------------- ------------------ --------------- ------------------- -------------- ------------------
            89                 76             199                  53             79                163
-------------- ------------------ --------------- ------------------- -------------- ------------------
  $ 12,849,849      $ 147,447,056    $ 21,224,281       $ 130,696,272  $ 461,860,538      $ 212,672,795
============== ================== =============== =================== ============== ==================
  $ 12,849,849      $ 147,424,177    $ 21,224,281       $ 130,668,028  $ 461,749,370      $ 212,625,580
            --             22,879              --              28,244        111,168             47,215
-------------- ------------------ --------------- ------------------- -------------- ------------------
  $ 12,849,849      $ 147,447,056    $ 21,224,281       $ 130,696,272  $ 461,860,538      $ 212,672,795
============== ================== =============== =================== ============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                       MIST LEGG MASON
                                                         MIST LAZARD       CLEARBRIDGE MIST LOOMIS SAYLES
                                      MIST JANUS FORTY       MID CAP AGGRESSIVE GROWTH     GLOBAL MARKETS
                                           SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                      ---------------- ------------- ----------------- ------------------
ASSETS:
  Investments at fair value               $ 68,769,211 $ 131,200,149     $ 265,479,131      $ 165,018,257
  Due from MetLife Investors
     USA Insurance Company                          25             8                 2                  4
                                      ---------------- ------------- ----------------- ------------------
       Total Assets                         68,769,236   131,200,157       265,479,133        165,018,261
                                      ---------------- ------------- ----------------- ------------------
LIABILITIES:
  Accrued fees                                     156            90                71                 54
  Due to MetLife Investors
     USA Insurance Company                          --            --                --                 --
                                      ---------------- ------------- ----------------- ------------------
       Total Liabilities                           156            90                71                 54
                                      ---------------- ------------- ----------------- ------------------
NET ASSETS                                $ 68,769,080 $ 131,200,067     $ 265,479,062      $ 165,018,207
                                      ================ ============= ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 68,769,080 $ 131,163,131     $ 265,461,475      $ 165,018,207
  Net assets from contracts in payout               --        36,936            17,587                 --
                                      ---------------- ------------- ----------------- ------------------
       Total Net Assets                   $ 68,769,080 $ 131,200,067     $ 265,479,062      $ 165,018,207
                                      ================ ============= ================= ==================

The accompanying notes are an integral part of these financial statements.

                                                      MIST MET/FRANKLIN                   MIST MET/FRANKLIN
MIST LORD ABBETT MIST LORD ABBETT      MIST MET/EATON      LOW DURATION MIST MET/FRANKLIN         TEMPLETON
  BOND DEBENTURE    MID CAP VALUE VANCE FLOATING RATE      TOTAL RETURN     MUTUAL SHARES FOUNDING STRATEGY
     SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
---------------- ---------------- ------------------- ----------------- ----------------- -----------------
   $ 255,107,654    $ 127,004,791        $ 43,696,857      $ 27,661,931     $ 152,876,720     $ 592,611,819
               6                6                  --                --                --                 2
---------------- ---------------- ------------------- ----------------- ----------------- -----------------
     255,107,660      127,004,797          43,696,857        27,661,931       152,876,720       592,611,821
---------------- ---------------- ------------------- ----------------- ----------------- -----------------
             112              108                  88                99                95                47
              --               --                  --                --                --                --
---------------- ---------------- ------------------- ----------------- ----------------- -----------------
             112              108                  88                99                95                47
---------------- ---------------- ------------------- ----------------- ----------------- -----------------
   $ 255,107,548    $ 127,004,689        $ 43,696,769      $ 27,661,832     $ 152,876,625     $ 592,611,774
================ ================ =================== ================= ================= =================
   $ 254,861,726    $ 127,000,221        $ 43,696,769      $ 27,661,832     $ 152,876,625     $ 592,597,041
         245,822            4,468                  --                --                --            14,733
---------------- ---------------- ------------------- ----------------- ----------------- -----------------
   $ 255,107,548    $ 127,004,689        $ 43,696,769      $ 27,661,832     $ 152,876,625     $ 592,611,774
================ ================ =================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST MET/TEMPLETON MIST MET/TEMPLETON        MIST METLIFE    MIST METLIFE
                                                  GROWTH INTERNATIONAL BOND AGGRESSIVE STRATEGY   BALANCED PLUS
                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------------ ------------------ ------------------- ---------------
ASSETS:
  Investments at fair value                 $ 49,144,229       $ 51,093,319       $ 524,691,888 $ 2,411,774,692
  Due from MetLife Investors
     USA Insurance Company                            --                 --                  10              --
                                      ------------------ ------------------ ------------------- ---------------
       Total Assets                           49,144,229         51,093,319         524,691,898   2,411,774,692
                                      ------------------ ------------------ ------------------- ---------------
LIABILITIES:
  Accrued fees                                        95                 51                  34              29
  Due to MetLife Investors
     USA Insurance Company                            --                 --                  --               2
                                      ------------------ ------------------ ------------------- ---------------
       Total Liabilities                              95                 51                  34              31
                                      ------------------ ------------------ ------------------- ---------------
NET ASSETS                                  $ 49,144,134       $ 51,093,268       $ 524,691,864 $ 2,411,774,661
                                      ================== ================== =================== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 49,144,134       $ 51,093,268       $ 524,635,464 $ 2,411,774,661
  Net assets from contracts in payout                 --                 --              56,400              --
                                      ------------------ ------------------ ------------------- ---------------
       Total Net Assets                     $ 49,144,134       $ 51,093,268       $ 524,691,864 $ 2,411,774,661
                                      ================== ================== =================== ===============

The accompanying notes are an integral part of these financial statements.

                                                                                              MIST MFS
     MIST METLIFE       MIST METLIFE    MIST METLIFE      MIST METLIFE MIST MFS EMERGING      RESEARCH
BALANCED STRATEGY DEFENSIVE STRATEGY GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY INTERNATIONAL
      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
----------------- ------------------ --------------- ----------------- ----------------- -------------
  $ 6,764,659,111    $ 2,228,739,705 $ 4,926,470,917   $ 3,324,311,722     $ 369,675,249 $ 285,814,917
                9                  9              11                 3                 5            13
----------------- ------------------ --------------- ----------------- ----------------- -------------
    6,764,659,120      2,228,739,714   4,926,470,928     3,324,311,725       369,675,254   285,814,930
----------------- ------------------ --------------- ----------------- ----------------- -------------
               34                 49              47                70                91           103
               --                 --              --                --                --            --
----------------- ------------------ --------------- ----------------- ----------------- -------------
               34                 49              47                70                91           103
----------------- ------------------ --------------- ----------------- ----------------- -------------
  $ 6,764,659,086    $ 2,228,739,665 $ 4,926,470,881   $ 3,324,311,655     $ 369,675,163 $ 285,814,827
================= ================== =============== ================= ================= =============
  $ 6,763,669,694    $ 2,228,439,348 $ 4,926,338,486   $ 3,324,016,629     $ 369,673,342 $ 285,738,180
          989,392            300,317         132,395           295,026             1,821        76,647
----------------- ------------------ --------------- ----------------- ----------------- -------------
  $ 6,764,659,086    $ 2,228,739,665 $ 4,926,470,881   $ 3,324,311,655     $ 369,675,163 $ 285,814,827
================= ================== =============== ================= ================= =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST MORGAN STANLEY     MIST OPPENHEIMER MIST PIMCO INFLATION      MIST PIMCO
                                           MID CAP GROWTH CAPITAL APPRECIATION       PROTECTED BOND    TOTAL RETURN
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------------- -------------------- -------------------- ---------------
ASSETS:
  Investments at fair value                 $ 109,412,500        $ 167,863,783        $ 936,595,922 $ 2,140,758,536
  Due from MetLife Investors
     USA Insurance Company                             --                    3                    7               2
                                      ------------------- -------------------- -------------------- ---------------
       Total Assets                           109,412,500          167,863,786          936,595,929   2,140,758,538
                                      ------------------- -------------------- -------------------- ---------------
LIABILITIES:
  Accrued fees                                         97                   99                  110             105
  Due to MetLife Investors
     USA Insurance Company                             --                   --                   --              --
                                      ------------------- -------------------- -------------------- ---------------
       Total Liabilities                               97                   99                  110             105
                                      ------------------- -------------------- -------------------- ---------------
NET ASSETS                                  $ 109,412,403        $ 167,863,687        $ 936,595,819 $ 2,140,758,433
                                      =================== ==================== ==================== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 109,412,403        $ 167,676,940        $ 936,425,553 $ 2,140,501,914
  Net assets from contracts in payout                  --              186,747              170,266         256,519
                                      ------------------- -------------------- -------------------- ---------------
       Total Net Assets                     $ 109,412,403        $ 167,863,687        $ 936,595,819 $ 2,140,758,433
                                      =================== ==================== ==================== ===============

The accompanying notes are an integral part of these financial statements.

         MIST     MIST PIONEER      MIST PYRAMIS     MIST RAINIER      MIST RCM MIST SSGA GROWTH
 PIONEER FUND STRATEGIC INCOME GOVERNMENT INCOME LARGE CAP EQUITY    TECHNOLOGY   AND INCOME ETF
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
------------- ---------------- ----------------- ---------------- ------------- ----------------
$ 168,467,283    $ 600,261,697     $ 490,473,434     $ 57,997,357 $ 103,642,602  $ 1,390,741,080
            5                2                --               --            --                1
------------- ---------------- ----------------- ---------------- ------------- ----------------
  168,467,288      600,261,699       490,473,434       57,997,357   103,642,602    1,390,741,081
------------- ---------------- ----------------- ---------------- ------------- ----------------
          205              150                82               84            75               19
           --               --                 1               --             6               --
------------- ---------------- ----------------- ---------------- ------------- ----------------
          205              150                83               84            81               19
------------- ---------------- ----------------- ---------------- ------------- ----------------
$ 168,467,083    $ 600,261,549     $ 490,473,351     $ 57,997,273 $ 103,642,521  $ 1,390,741,062
============= ================ ================= ================ ============= ================
$ 168,459,638    $ 600,261,549     $ 490,473,351     $ 57,997,273 $ 103,639,152  $ 1,390,741,062
        7,445               --                --               --         3,369               --
------------- ---------------- ----------------- ---------------- ------------- ----------------
$ 168,467,083    $ 600,261,549     $ 490,473,351     $ 57,997,273 $ 103,642,521  $ 1,390,741,062
============= ================ ================= ================ ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                          MIST SSGA MIST T. ROWE PRICE MIST T. ROWE PRICE MIST THIRD AVENUE
                                         GROWTH ETF    LARGE CAP VALUE     MID CAP GROWTH   SMALL CAP VALUE
                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ------------------ ------------------ -----------------
ASSETS:
  Investments at fair value           $ 409,132,874      $ 507,039,170      $ 439,146,386     $ 290,532,513
  Due from MetLife Investors
     USA Insurance Company                        3                  4                  5                 5
                                      ------------- ------------------ ------------------ -----------------
       Total Assets                     409,132,877        507,039,174        439,146,391       290,532,518
                                      ------------- ------------------ ------------------ -----------------
LIABILITIES:
  Accrued fees                                   48                 82                 66                91
  Due to MetLife Investors
     USA Insurance Company                       --                 --                 --                --
                                      ------------- ------------------ ------------------ -----------------
       Total Liabilities                         48                 82                 66                91
                                      ------------- ------------------ ------------------ -----------------
NET ASSETS                            $ 409,132,829      $ 507,039,092      $ 439,146,325     $ 290,532,427
                                      ============= ================== ================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 409,132,829      $ 506,850,428      $ 439,117,230     $ 290,419,019
  Net assets from contracts in payout            --            188,664             29,095           113,408
                                      ------------- ------------------ ------------------ -----------------
       Total Net Assets               $ 409,132,829      $ 507,039,092      $ 439,146,325     $ 290,532,427
                                      ============= ================== ================== =================

The accompanying notes are an integral part of these financial statements.

                                                        MSF BARCLAYS
   MIST TURNER        MIST VAN           MSF ARTIO CAPITAL AGGREGATE MSF BLACKROCK   MSF BLACKROCK
MID CAP GROWTH KAMPEN COMSTOCK INTERNATIONAL STOCK        BOND INDEX   BOND INCOME LARGE CAP VALUE
   SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
-------------- --------------- ------------------- ----------------- ------------- ---------------
  $ 83,512,513   $ 266,463,474         $ 2,803,573     $ 130,174,055  $ 49,539,053     $ 2,890,680
             9               6                  --                --            19              --
-------------- --------------- ------------------- ----------------- ------------- ---------------
    83,512,522     266,463,480           2,803,573       130,174,055    49,539,072       2,890,680
-------------- --------------- ------------------- ----------------- ------------- ---------------
            72              72                  23                73            87              12
            --              --                   7                 3            --               4
-------------- --------------- ------------------- ----------------- ------------- ---------------
            72              72                  30                76            87              16
-------------- --------------- ------------------- ----------------- ------------- ---------------
  $ 83,512,450   $ 266,463,408         $ 2,803,543     $ 130,173,979  $ 49,538,985     $ 2,890,664
============== =============== =================== ================= ============= ===============
  $ 83,498,109   $ 266,441,266         $ 2,803,543     $ 130,173,979  $ 49,528,889     $ 2,890,664
        14,341          22,142                  --                --        10,096              --
-------------- --------------- ------------------- ----------------- ------------- ---------------
  $ 83,512,450   $ 266,463,408         $ 2,803,543     $ 130,173,979  $ 49,538,985     $ 2,890,664
============== =============== =================== ================= ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         MSF BLACKROCK
                                      LEGACY LARGE CAP MSF BLACKROCK     MSF DAVIS        MSF FI
                                                GROWTH  MONEY MARKET VENTURE VALUE VALUE LEADERS
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ---------------- ------------- ------------- -------------
ASSETS:
  Investments at fair value               $ 11,348,843 $ 633,625,227 $ 599,153,843   $ 4,601,902
  Due from MetLife Investors
     USA Insurance Company                           4            63             4             2
                                      ---------------- ------------- ------------- -------------
       Total Assets                         11,348,847   633,625,290   599,153,847     4,601,904
                                      ---------------- ------------- ------------- -------------
LIABILITIES:
  Accrued fees                                     197           278           150           119
  Due to MetLife Investors
     USA Insurance Company                          --            --            --            --
                                      ---------------- ------------- ------------- -------------
       Total Liabilities                           197           278           150           119
                                      ---------------- ------------- ------------- -------------
NET ASSETS                                $ 11,348,650 $ 633,625,012 $ 599,153,697   $ 4,601,785
                                      ================ ============= ============= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 11,348,650 $ 633,537,674 $ 598,937,686   $ 4,601,785
  Net assets from contracts in payout               --        87,338       216,011            --
                                      ---------------- ------------- ------------- -------------
       Total Net Assets                   $ 11,348,650 $ 633,625,012 $ 599,153,697   $ 4,601,785
                                      ================ ============= ============= =============

The accompanying notes are an integral part of these financial statements.

                           MSF                 MSF MET/DIMENSIONAL  MSF METLIFE         MSF METLIFE
            MSF  LOOMIS SAYLES MSF MET/ARTISAN INTERNATIONAL SMALL CONSERVATIVE     CONSERVATIVE TO
JENNISON GROWTH SMALL CAP CORE   MID CAP VALUE             COMPANY   ALLOCATION MODERATE ALLOCATION
    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT
--------------- -------------- --------------- ------------------- ------------ -------------------
  $ 248,172,191   $ 10,317,352   $ 215,514,094        $ 47,225,268 $ 10,395,377         $ 7,143,988
              2              4              15                   3            1                   1
--------------- -------------- --------------- ------------------- ------------ -------------------
    248,172,193     10,317,356     215,514,109          47,225,271   10,395,378           7,143,989
--------------- -------------- --------------- ------------------- ------------ -------------------
             83            109              89                 107           30                  44
             --             --              --                  --           --                  --
--------------- -------------- --------------- ------------------- ------------ -------------------
             83            109              89                 107           30                  44
--------------- -------------- --------------- ------------------- ------------ -------------------
  $ 248,172,110   $ 10,317,247   $ 215,514,020        $ 47,225,164 $ 10,395,348         $ 7,143,945
=============== ============== =============== =================== ============ ===================
  $ 248,096,596   $ 10,317,247   $ 215,403,616        $ 47,225,164 $ 10,395,348         $ 7,143,945
         75,514             --         110,404                  --           --                  --
--------------- -------------- --------------- ------------------- ------------ -------------------
  $ 248,172,110   $ 10,317,247   $ 215,514,020        $ 47,225,164 $ 10,395,348         $ 7,143,945
=============== ============== =============== =================== ============ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                        MSF METLIFE
                                              MSF METLIFE         MSF METLIFE           MODERATE TO   MSF METLIFE
                                      MID CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION   STOCK INDEX
                                              SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------------- ------------------- --------------------- -------------
ASSETS:
  Investments at fair value                  $ 77,806,048        $ 44,282,767          $ 48,722,004 $ 355,993,836
  Due from MetLife Investors
     USA Insurance Company                             --                  --                     1            --
                                      ------------------- ------------------- --------------------- -------------
       Total Assets                            77,806,048          44,282,767            48,722,005   355,993,836
                                      ------------------- ------------------- --------------------- -------------
LIABILITIES:
  Accrued fees                                        116                  36                    31            52
  Due to MetLife Investors
     USA Insurance Company                              3                   1                    --             4
                                      ------------------- ------------------- --------------------- -------------
       Total Liabilities                              119                  37                    31            56
                                      ------------------- ------------------- --------------------- -------------
NET ASSETS                                   $ 77,805,929        $ 44,282,730          $ 48,721,974 $ 355,993,780
                                      =================== =================== ===================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 77,805,929        $ 44,282,730          $ 48,721,974 $ 355,894,486
  Net assets from contracts in payout                  --                  --                    --        99,294
                                      ------------------- ------------------- --------------------- -------------
       Total Net Assets                      $ 77,805,929        $ 44,282,730          $ 48,721,974 $ 355,993,780
                                      =================== =================== ===================== =============


The accompanying notes are an integral part of these financial statements.

                                                            MSF NEUBERGER
     MSF MFS          MSF MSF MORGAN STANLEY  MSF NEUBERGER        BERMAN MSF OPPENHEIMER
TOTAL RETURN    MFS VALUE         EAFE INDEX BERMAN GENESIS MID CAP VALUE   GLOBAL EQUITY
 SUB-ACCOUNT  SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
------------ ------------ ------------------ -------------- ------------- ---------------
$ 36,390,976 $ 43,755,099       $ 69,159,329   $ 11,267,029   $ 3,882,146     $ 9,330,088
          21           --                 --             --            --               2
------------ ------------ ------------------ -------------- ------------- ---------------
  36,390,997   43,755,099         69,159,329     11,267,029     3,882,146       9,330,090
------------ ------------ ------------------ -------------- ------------- ---------------
         179          179                117             29           102              89
          --            7                  2              7             1              --
------------ ------------ ------------------ -------------- ------------- ---------------
         179          186                119             36           103              89
------------ ------------ ------------------ -------------- ------------- ---------------
$ 36,390,818 $ 43,754,913       $ 69,159,210   $ 11,266,993   $ 3,882,043     $ 9,330,001
============ ============ ================== ============== ============= ===============
$ 36,390,818 $ 43,750,577       $ 69,159,210   $ 11,266,993   $ 3,882,043     $ 9,330,001
          --        4,336                 --             --            --              --
------------ ------------ ------------------ -------------- ------------- ---------------
$ 36,390,818 $ 43,754,913       $ 69,159,210   $ 11,266,993   $ 3,882,043     $ 9,330,001
============ ============ ================== ============== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE MSF VAN ECK GLOBAL
                                                 INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH  NATURAL RESOURCES
                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                      ---------------- ----------------- ----------------- ------------------
ASSETS:
  Investments at fair value               $ 64,081,583       $ 1,465,656       $ 7,500,207      $ 106,332,982
  Due from MetLife Investors
     USA Insurance Company                          --                --                --                  1
                                      ---------------- ----------------- ----------------- ------------------
       Total Assets                         64,081,583         1,465,656         7,500,207        106,332,983
                                      ---------------- ----------------- ----------------- ------------------
LIABILITIES:
  Accrued fees                                     109                32                56                 48
  Due to MetLife Investors
     USA Insurance Company                           6                 3                 9                 --
                                      ---------------- ----------------- ----------------- ------------------
       Total Liabilities                           115                35                65                 48
                                      ---------------- ----------------- ----------------- ------------------
NET ASSETS                                $ 64,081,468       $ 1,465,621       $ 7,500,142      $ 106,332,935
                                      ================ ================= ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 64,081,468       $ 1,465,621       $ 7,500,142      $ 106,332,935
  Net assets from contracts in payout               --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
       Total Net Assets                   $ 64,081,468       $ 1,465,621       $ 7,500,142      $ 106,332,935
                                      ================ ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET                                 OPPENHEIMER VA   OPPENHEIMER VA
       MANAGEMENT      NEUBERGER OPPENHEIMER VA GLOBAL STRATEGIC      MAIN STREET OPPENHEIMER VA
  U.S. GOVERNMENT BERMAN GENESIS      CORE BOND           INCOME SMALL- & MID-CAP    MAIN STREET
      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
----------------- -------------- -------------- ---------------- ---------------- --------------
    $ 285,530,076        $ 7,451       $ 10,162          $ 4,082     $ 81,494,335      $ 107,305
                9             --             --               --               --             --
----------------- -------------- -------------- ---------------- ---------------- --------------
      285,530,085          7,451         10,162            4,082       81,494,335        107,305
----------------- -------------- -------------- ---------------- ---------------- --------------
              107              7              7               --                7             --
               --              1              5                7                8              5
----------------- -------------- -------------- ---------------- ---------------- --------------
              107              8             12                7               15              5
----------------- -------------- -------------- ---------------- ---------------- --------------
    $ 285,529,978        $ 7,443       $ 10,150          $ 4,075     $ 81,494,321      $ 107,300
================= ============== ============== ================ ================ ==============
    $ 285,508,417        $ 7,443       $ 10,150          $ 4,075     $ 81,494,321      $ 107,300
           21,561             --             --               --               --             --
----------------- -------------- -------------- ---------------- ---------------- --------------
    $ 285,529,978        $ 7,443       $ 10,150          $ 4,075     $ 81,494,321      $ 107,300
================= ============== ============== ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      OPPENHEIMER VA  PIONEER VCT      PIONEER VCT   PIONEER VCT
                                               MONEY CULLEN VALUE EMERGING MARKETS EQUITY INCOME
                                         SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                      -------------- ------------ ---------------- -------------
ASSETS:
  Investments at fair value                $ 114,709  $ 2,036,240        $ 705,787     $ 371,347
  Due from MetLife Investors
     USA Insurance Company                        --           --                2            --
                                      -------------- ------------ ---------------- -------------
       Total Assets                          114,709    2,036,240          705,789       371,347
                                      -------------- ------------ ---------------- -------------
LIABILITIES:
  Accrued fees                                    --           78               89            73
  Due to MetLife Investors
     USA Insurance Company                        --            1               --             2
                                      -------------- ------------ ---------------- -------------
       Total Liabilities                          --           79               89            75
                                      -------------- ------------ ---------------- -------------
NET ASSETS                                 $ 114,709  $ 2,036,161        $ 705,700     $ 371,272
                                      ============== ============ ================ =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 114,709  $ 2,036,161        $ 705,700     $ 371,272
  Net assets from contracts in payout             --           --               --            --
                                      -------------- ------------ ---------------- -------------
       Total Net Assets                    $ 114,709  $ 2,036,161        $ 705,700     $ 371,272
                                      ============== ============ ================ =============

The accompanying notes are an integral part of these financial statements.

PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON   PIONEER VCT        PIONEER VCT T. ROWE PRICE       T. ROWE PRICE
   GROWTH ALLOCATION  MODERATE ALLOCATION MID CAP VALUE REAL ESTATE SHARES  GROWTH STOCK INTERNATIONAL STOCK
         SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
-------------------- -------------------- ------------- ------------------ ------------- -------------------
        $ 17,736,413         $ 25,968,979  $ 49,145,121          $ 251,923   $ 6,015,940           $ 705,534
                   1                    1             6                 --            --                  --
-------------------- -------------------- ------------- ------------------ ------------- -------------------
          17,736,414           25,968,980    49,145,127            251,923     6,015,940             705,534
-------------------- -------------------- ------------- ------------------ ------------- -------------------
                  50                   50            50                 74            --                  --
                  --                   --            --                  2             3                   5
-------------------- -------------------- ------------- ------------------ ------------- -------------------
                  50                   50            50                 76             3                   5
-------------------- -------------------- ------------- ------------------ ------------- -------------------
        $ 17,736,364         $ 25,968,930  $ 49,145,077          $ 251,847   $ 6,015,937           $ 705,529
==================== ==================== ============= ================== ============= ===================
        $ 17,736,364         $ 25,968,930  $ 49,145,077          $ 251,847   $ 6,015,937           $ 705,529
                  --                   --            --                 --            --                  --
-------------------- -------------------- ------------- ------------------ ------------- -------------------
        $ 17,736,364         $ 25,968,930  $ 49,145,077          $ 251,847   $ 6,015,937           $ 705,529
==================== ==================== ============= ================== ============= ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                      T. ROWE PRICE
                                      PRIME RESERVE UIF U.S. REAL ESTATE
                                        SUB-ACCOUNT          SUB-ACCOUNT
                                      ------------- --------------------
ASSETS:
  Investments at fair value               $ 973,736         $ 76,564,928
  Due from MetLife Investors
     USA Insurance Company                       20                    3
                                      ------------- --------------------
       Total Assets                         973,756           76,564,931
                                      ------------- --------------------
LIABILITIES:
  Accrued fees                                   --                   26
  Due to MetLife Investors
     USA Insurance Company                       --                   --
                                      ------------- --------------------
       Total Liabilities                         --                   26
                                      ------------- --------------------
NET ASSETS                                $ 973,756         $ 76,564,905
                                      ============= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 973,756         $ 76,564,905
  Net assets from contracts in payout            --                   --
                                      ------------- --------------------
       Total Net Assets                   $ 973,756         $ 76,564,905
                                      ============= ====================

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                  AMERICAN FUNDS
                                                        ALGER    AMERICAN FUNDS AMERICAN FUNDS      GLOBAL SMALL
                                             SMALL CAP GROWTH              BOND  GLOBAL GROWTH    CAPITALIZATION
                                                  SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                         ----------------------- -------------- ----------------- -----------------
INVESTMENT INCOME:
     Dividends                                   $         --       $ 3,398,106    $ 2,817,173       $ 1,100,462
                                         ----------------------- -------------- ----------------- -----------------
EXPENSES:
     Mortality and expense risk and
        other charges                                 758,722         1,103,598      2,565,719           959,479
     Administrative charges                                --           251,066        512,790           155,860
                                         ----------------------- -------------- ----------------- -----------------
        Total expenses                                758,722         1,354,664      3,078,509         1,115,339
                                         ----------------------- -------------- ----------------- -----------------
           Net investment income (loss)              (758,722)        2,043,442       (261,336)          (14,877)
                                         ----------------------- -------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                           --                --             --                --
     Realized gains (losses) on sale of
        investments                                   589,725           133,811        139,485          (139,499)
                                         ----------------------- -------------- ----------------- -----------------
           Net realized gains (losses)                589,725           133,811        139,485          (139,499)
                                         ----------------------- -------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                             (2,252,972)        2,454,102    (21,700,254)      (18,293,274)
                                         ----------------------- -------------- ----------------- -----------------
     Net realized and change in
        unrealized gains (losses)
        on investments                             (1,663,247)        2,587,913    (21,560,769)      (18,432,773)
                                         ----------------------- -------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                $ (2,421,969)      $ 4,631,355  $ (21,822,105)    $ (18,447,650)
                                         ======================= ============== ================= =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS    AMERICAN FUNDS                           FEDERATED HIGH                         FEDERATED MANAGED
        GROWTH     GROWTH-INCOME    DWS I INTERNATIONAL       INCOME BOND    FEDERATED KAUFMAN           VOLATILITY
   SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
   $ 3,705,099       $ 4,361,375              $ 344,474           $ 2,613                $ 803                $ 542
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
     7,318,578         3,486,198                253,144               422                1,003                  148
     1,397,096           614,119                     --                --                   --                   --
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
     8,715,674         4,100,317                253,144               422                1,003                  148
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
    (5,010,575)          261,058                 91,330             2,191                 (200)                 394
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
            --                --                     --                --                   --                   --
       744,451          (342,536)              (869,544)              (29)                 289                  506
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
       744,451          (342,536)              (869,544)              (29)                 289                  506
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
   (30,897,273)       (9,057,767)            (2,685,393)           (1,062)             (11,209)                (338)
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
   (30,152,822)       (9,400,303)            (3,554,937)           (1,091)             (10,920)                 168
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
 $ (35,163,397)     $ (9,139,245)          $ (3,463,607)          $ 1,100            $ (11,120)               $ 562
================= ================= ====================== ================= ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                              FIDELITY VIP     FIDELITY VIP     FIDELITY VIP        FIDELITY VIP
                                             ASSET MANAGER       CONTRAFUND    EQUITY-INCOME    FUNDSMANAGER 60%
                                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                         -------------------- ---------------- ---------------- -------------------
INVESTMENT INCOME:
     Dividends                                 $ 1,812,748      $ 3,972,322        $ 143,281        $ 37,133,654
                                         -------------------- ---------------- ---------------- -------------------
EXPENSES:
     Mortality and expense risk and
        other charges                            1,300,803        4,859,629           84,444          36,533,236
     Administrative charges                             --          408,771               --                  --
                                         -------------------- ---------------- ---------------- -------------------
        Total expenses                           1,300,803        5,268,400           84,444          36,533,236
                                         -------------------- ---------------- ---------------- -------------------
           Net investment income (loss)            511,945       (1,296,078)          58,837             600,418
                                         -------------------- ---------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                   442,875               --               --           5,610,120
     Realized gains (losses) on sale of
        investments                               (557,583)         324,914         (193,847)             56,341
                                         -------------------- ---------------- ---------------- -------------------
           Net realized gains (losses)            (114,708)         324,914         (193,847)          5,666,461
                                         -------------------- ---------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                          (3,867,894)     (14,734,080)         111,818         (97,698,668)
                                         -------------------- ---------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                          (3,982,602)     (14,409,166)         (82,029)        (92,032,207)
                                         -------------------- ---------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (3,470,657)   $ (15,705,244)       $ (23,192)      $ (91,431,789)
                                         ==================== ================ ================ ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                          FIDELITY VIP     FIDELITY VIP    FIDELITY VIP    FIDELITY VIP      FTVIPT FRANKLIN
   FIDELITY VIP GROWTH       INDEX 500          MID CAP    MONEY MARKET        OVERSEAS    INCOME SECURITIES
           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
---------------------- --------------- ---------------- --------------- --------------- --------------------
          $ 514,832     $ 1,211,407         $ 57,432        $ 88,909        $ 77,508         $ 11,234,415
---------------------- --------------- ---------------- --------------- --------------- --------------------
          1,932,722         870,473        2,480,845       1,749,009          71,987            2,250,623
                 --              --          547,927              --              --              487,118
---------------------- --------------- ---------------- --------------- --------------- --------------------
          1,932,722         870,473        3,028,772       1,749,009          71,987            2,737,741
---------------------- --------------- ---------------- --------------- --------------- --------------------
         (1,417,890)        340,934       (2,971,340)     (1,660,100)          5,521            8,496,674
---------------------- --------------- ---------------- --------------- --------------- --------------------
            495,441       1,574,493          451,252              --          11,176                   --
            388,586         404,341          150,111              --        (115,506)            (590,708)
---------------------- --------------- ---------------- --------------- --------------- --------------------
            884,027       1,978,834          601,363              --        (104,330)            (590,708)
---------------------- --------------- ---------------- --------------- --------------- --------------------
           (550,967)     (1,800,840)     (27,710,709)             --        (960,730)          (6,749,757)
---------------------- --------------- ---------------- --------------- --------------- --------------------
            333,060         177,994      (27,109,346)             --      (1,065,060)          (7,340,465)
---------------------- --------------- ---------------- --------------- --------------- --------------------
       $ (1,084,830)      $ 518,928    $ (30,080,686)   $ (1,660,100)   $ (1,059,539)         $ 1,156,209
====================== =============== ================ =============== =============== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                             FTVIPT FRANKLIN                                               FTVIPT TEMPLETON
                                             SMALL CAP VALUE        FTVIPT MUTUAL      FTVIPT TEMPLETON         GLOBAL BOND
                                                  SECURITIES    SHARES SECURITIES    FOREIGN SECURITIES          SECURITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                         ---------------------- -------------------- --------------------- -------------------
INVESTMENT INCOME:
     Dividends                                     $ 254,804          $ 2,833,347           $ 1,300,102         $ 6,401,702
                                         ---------------------- -------------------- --------------------- -------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                418,049            1,372,089             1,184,407           1,256,976
     Administrative charges                           96,510              291,649               190,048             291,894
                                         ---------------------- -------------------- --------------------- -------------------
        Total expenses                               514,559            1,663,738             1,374,455           1,548,870
                                         ---------------------- -------------------- --------------------- -------------------
           Net investment income (loss)             (259,755)           1,169,609               (74,353)          4,852,832
                                         ---------------------- -------------------- --------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --                   --                    --             744,465
     Realized gains (losses) on sale of
        investments                                  101,526             (500,071)             (516,658)            375,796
                                         ---------------------- -------------------- --------------------- -------------------
           Net realized gains (losses)               101,526             (500,071)             (516,658)          1,120,261
                                         ---------------------- -------------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                            (1,417,162)          (3,755,460)           (8,701,781)         (9,853,802)
                                         ---------------------- -------------------- --------------------- -------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                            (1,315,636)          (4,255,531)           (9,218,439)         (8,733,541)
                                         ---------------------- -------------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (1,575,391)        $ (3,085,922)         $ (9,292,792)       $ (3,880,709)
                                         ====================== ==================== ===================== ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                            INVESCO V.I.         INVESCO V.I.
   INVESCO V.I. CAPITAL    INVESCO V.I.    INVESCO V.I. GLOBAL            INVESCO V.I.        VAN KAMPEN           VAN KAMPEN
           APPRECIATION     CORE EQUITY            REAL ESTATE    INTERNATIONAL GROWTH    CAPITAL GROWTH    EQUITY AND INCOME
            SUB-ACCOUNT     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
               $ 205         $ 3,099              $ 503,386             $ 1,441,992              $ --          $ 6,488,128
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
               1,842           4,732                129,742               1,480,623             1,498            4,425,286
                  --              --                 29,702                 336,873                --              957,309
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
               1,842           4,732                159,444               1,817,496             1,498            5,382,595
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
              (1,637)         (1,633)               343,942                (375,504)           (1,498)           1,105,533
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
                  --              --                     --                      --                --                   --
              (3,874)         11,751                (46,041)                 32,969             3,562              165,761
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
              (3,874)         11,751                (46,041)                 32,969             3,562              165,761
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
              (5,937)        (11,037)            (1,422,533)            (12,319,548)           (8,828)         (12,908,159)
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
              (9,811)            714             (1,468,574)            (12,286,579)           (5,266)         (12,742,398)
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
           $ (11,448)         $ (919)          $ (1,124,632)          $ (12,662,083)         $ (6,764)       $ (11,636,865)
======================= =============== ====================== ======================= ================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                   INVESCO V.I.     INVESCO V.I.                                 LMPVET
                                                     VAN KAMPEN       VAN KAMPEN    JANUS ASPEN    CLEARBRIDGE VARIABLE
                                              GROWTH AND INCOME    MID CAP VALUE      WORLDWIDE       AGGRESSIVE GROWTH
                                                    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------- ---------------- -------------- -----------------------
INVESTMENT INCOME:
     Dividends                                   $ 2,064,376        $ 270,540           $ 32               $ 318,738
                                           -------------------- ---------------- -------------- -----------------------
EXPENSES:
     Mortality and expense risk and
        other charges                              2,058,872          409,139             47               2,033,573
     Administrative charges                          454,114           93,101             --                 406,942
                                           -------------------- ---------------- -------------- -----------------------
        Total expenses                             2,512,986          502,240             47               2,440,515
                                           -------------------- ---------------- -------------- -----------------------
           Net investment income (loss)             (448,610)        (231,700)           (15)             (2,121,777)
                                           -------------------- ---------------- -------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --               --             --                      --
     Realized gains (losses) on sale of
        investments                                   52,684           49,468            228               1,220,007
                                           -------------------- ---------------- -------------- -----------------------
           Net realized gains (losses)                52,684           49,468            228               1,220,007
                                           -------------------- ---------------- -------------- -----------------------
     Change in unrealized gains (losses)
        on investments                            (6,271,491)         (11,067)        (1,006)              2,212,582
                                           -------------------- ---------------- -------------- -----------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                            (6,218,807)          38,401           (778)              3,432,589
                                           -------------------- ---------------- -------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (6,667,417)      $ (193,299)        $ (793)            $ 1,310,812
                                           ==================== ================ ============== =======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                               LMPVET                  LMPVET
              LMPVET      CLEARBRIDGE    CLEARBRIDGE VARIABLE                  LMPVET                LMPVET                LMPVET
CLEARBRIDGE VARIABLE  VARIABLE EQUITY     FUNDAMENTAL ALL CAP    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
        APPRECIATION   INCOME BUILDER                   VALUE        LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
         SUB-ACCOUNT      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
         $ 3,571,288     $ 3,148,219             $ 1,386,614                $ 22,035              $ 80,505                  $ --
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
           2,359,483       1,125,177               1,196,596                  79,966                42,938               469,580
             501,064         231,102                 245,399                  13,117                 7,084                96,106
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
           2,860,547       1,356,279               1,441,995                  93,083                50,022               565,686
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
             710,741       1,791,940                 (55,381)                (71,048)               30,483              (565,686)
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
                  --              --                      --                      --                    --               710,644
              17,260      (2,420,420)               (429,752)                111,313               (88,723)              372,410
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
              17,260      (2,420,420)               (429,752)                111,313               (88,723)            1,083,054
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
           1,216,439       5,793,264              (7,192,709)               (159,581)              181,309              (664,423)
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
           1,233,699       3,372,844              (7,622,461)                (48,268)               92,586               418,631
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
         $ 1,944,440     $ 5,164,784            $ (7,677,842)             $ (119,316)            $ 123,069            $ (147,055)
==================== ================== ======================= ===================== ===================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                             LMPVET INVESTMENT                LMPVET                LMPVET                LMPVET
                                              COUNSEL VARIABLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE
                                              SOCIAL AWARENESS        ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------- --------------------- --------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                       $ 5,808             $ 607,929              $ 61,784           $ 1,008,322
                                           -------------------- --------------------- --------------------- ---------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                  6,585               223,840                44,752               715,775
     Administrative charges                            1,204                47,409                 8,206               161,869
                                           -------------------- --------------------- --------------------- ---------------------
        Total expenses                                 7,789               271,249                52,958               877,644
                                           -------------------- --------------------- --------------------- ---------------------
           Net investment income (loss)               (1,981)              336,680                 8,826               130,678
                                           -------------------- --------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --                    --                    --                    --
     Realized gains (losses) on sale of
        investments                                      (60)                  400                 5,813               528,464
                                           -------------------- --------------------- --------------------- ---------------------
           Net realized gains (losses)                   (60)                  400                 5,813               528,464
                                           -------------------- --------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                                (4,843)             (529,056)              (70,666)           (2,861,793)
                                           -------------------- --------------------- --------------------- ---------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                                (4,903)             (528,656)              (64,853)           (2,333,329)
                                           -------------------- --------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (6,884)           $ (191,976)            $ (56,027)         $ (2,202,651)
                                           ==================== ===================== ===================== =====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                                MIST
       LMPVIT WESTERN                                                              ALLIANCEBERNSTEIN                   MIST
ASSET VARIABLE GLOBAL            MFS VIT          MFS VIT                             GLOBAL DYNAMIC         AMERICAN FUNDS
      HIGH YIELD BOND    INVESTORS TRUST    NEW DISCOVERY    MFS VIT RESEARCH             ALLOCATION    BALANCED ALLOCATION
          SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (a)            SUB-ACCOUNT
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
          $ 5,570,626              $ 335             $ --               $ 448           $ 6,694,705           $ 35,915,716
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
              824,358                519              652                 875             6,046,176             36,934,487
              165,611                 --               --                  --             1,259,511              7,129,657
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
              989,969                519              652                 875             7,305,687             44,064,144
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
            4,580,657               (184)            (652)               (427)             (610,982)            (8,148,428)
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
                   --                 --            5,639                  --             9,394,668              1,581,333
             (143,505)               991               90              10,717                    --              3,444,529
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
             (143,505)               991            5,729              10,717             9,394,668              5,025,862
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
           (4,473,336)            (1,906)         (10,466)            (10,338)            9,200,376           (116,302,276)
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
           (4,616,841)              (915)          (4,737)                379            18,595,044           (111,276,414)
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
            $ (36,184)          $ (1,099)        $ (5,389)              $ (48)         $ 17,984,062         $ (119,424,842)
======================== ================== ================ =================== ===================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                             MIST
                                               MIST AMERICAN       AMERICAN FUNDS     MIST AMERICAN       MIST AMERICAN
                                                  FUNDS BOND    GROWTH ALLOCATION      FUNDS GROWTH FUNDS INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                            ----------------- -------------------- ---------------- -------------------
INVESTMENT INCOME:
     Dividends                                 $ 6,896,073      $ 16,279,703          $ 1,923,735          $ 4,511,360
                                            ----------------- -------------------- ---------------- -------------------
EXPENSES:
     Mortality and expense risk and
        other charges                            4,303,359        19,459,404            7,224,680            4,079,989
     Administrative charges                        820,404         3,681,030            1,382,508              778,702
                                            ----------------- -------------------- ---------------- -------------------
        Total expenses                           5,123,763        23,140,434            8,607,188            4,858,691
                                            ----------------- -------------------- ---------------- -------------------
           Net investment income (loss)          1,772,310        (6,860,731)          (6,683,453)            (347,331)
                                            ----------------- -------------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                       440                --                   --                   --
     Realized gains (losses) on sale of
        investments                              1,617,499        12,437,663            2,655,999            2,344,997
                                            ----------------- -------------------- ---------------- -------------------
           Net realized gains (losses)           1,617,939        12,437,663            2,655,999            2,344,997
                                            ----------------- -------------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                          10,229,841      (101,766,516)         (35,042,764)         (54,813,728)
                                            ----------------- -------------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                          11,847,780       (89,328,853)         (32,386,765)         (52,468,731)
                                            ----------------- -------------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ 13,620,090     $ (96,189,584)       $ (39,070,218)       $ (52,816,062)
                                            ================= ==================== ================ ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

               MIST           MIST AQR  MIST BLACKROCK
     AMERICAN FUNDS        GLOBAL RISK GLOBAL TACTICAL    MIST BLACKROCK    MIST BLACKROCK          MIST CLARION
MODERATE ALLOCATION           BALANCED      STRATEGIES        HIGH YIELD    LARGE CAP CORE    GLOBAL REAL ESTATE
        SUB-ACCOUNT    SUB-ACCOUNT (a) SUB-ACCOUNT (a)       SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
       $ 25,145,182       $ 25,590,118    $ 18,594,534      $ 13,271,662         $ 104,571           $ 5,745,197
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
         21,095,478          6,713,536      10,715,163         2,761,895           171,020             2,095,360
          4,078,275          1,397,323       2,222,611           507,421            28,281               377,134
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
         25,173,753          8,110,859      12,937,774         3,269,316           199,301             2,472,494
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
            (28,571)        17,479,259       5,656,760        10,002,346           (94,730)            3,272,703
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
          7,882,185          5,634,878      21,591,062                --                --                    --
          2,728,544                 --              --         3,149,049            12,317            (1,143,990)
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
         10,610,729          5,634,878      21,591,062         3,149,049            12,317            (1,143,990)
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
        (37,218,522)        20,725,299     (29,115,315)      (12,738,491)         (244,145)          (13,501,877)
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
        (26,607,793)        26,360,177      (7,524,253)       (9,589,442)         (231,828)          (14,645,867)
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
      $ (26,636,364)      $ 43,839,436    $ (1,867,493)        $ 412,904        $ (326,558)        $ (11,373,164)
====================== =============== ================== ================= ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                MIST
                                                 MIST DREMAN    MIST GOLDMAN SACHS    HARRIS OAKMARK        MIST INVESCO
                                             SMALL CAP VALUE         MID CAP VALUE     INTERNATIONAL    SMALL CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                         ---------------------- --------------------- ----------------- -------------------
INVESTMENT INCOME:
     Dividends                                     $ 383,323             $ 639,252           $ 6,415                $ --
                                         ---------------------- --------------------- ----------------- -------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                346,462             1,818,046         6,778,426           2,807,395
     Administrative charges                           56,541               331,467         1,245,666             519,454
                                         ---------------------- --------------------- ----------------- -------------------
        Total expenses                               403,003             2,149,513         8,024,092           3,326,849
                                         ---------------------- --------------------- ----------------- -------------------
           Net investment income (loss)              (19,680)           (1,510,261)       (8,017,677)         (3,326,849)
                                         ---------------------- --------------------- ----------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --                    --                --                  --
     Realized gains (losses) on sale of
        investments                                  480,921              (437,036)       (1,470,791)          1,704,023
                                         ---------------------- --------------------- ----------------- -------------------
           Net realized gains (losses)               480,921              (437,036)       (1,470,791)          1,704,023
                                         ---------------------- --------------------- ----------------- -------------------
     Change in unrealized gains (losses)
        on investments                            (3,142,931)          (10,057,546)      (75,842,892)         (5,165,840)
                                         ---------------------- --------------------- ----------------- -------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                            (2,662,010)          (10,494,582)      (77,313,683)         (3,461,817)
                                         ---------------------- --------------------- ----------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (2,681,690)        $ (12,004,843)    $ (85,331,360)       $ (6,788,666)
                                         ====================== ===================== ================= ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                        MIST LEGG MASON
                              MIST          CLEARBRIDGE    MIST LOOMIS SAYLES    MIST LORD ABBETT    MIST LORD ABBETT
MIST JANUS FORTY    LAZARD MID CAP    AGGRESSIVE GROWTH        GLOBAL MARKETS      BOND DEBENTURE       MID CAP VALUE
     SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
     $ 1,143,620         $ 991,555                 $ --           $ 3,807,255        $ 15,837,776           $ 624,785
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
         937,928         1,901,905            2,810,461             2,198,483           3,700,880           1,683,021
         168,957           341,389              528,209               408,080             647,660             307,950
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
       1,106,885         2,243,294            3,338,670             2,606,563           4,348,540           1,990,971
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
          36,735        (1,251,739)          (3,338,670)            1,200,692          11,489,236          (1,366,186)
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
              --                --                   --                    --                  --                  --
         332,745          (826,499)                 428               955,422           2,277,388           1,059,026
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
         332,745          (826,499)                 428               955,422           2,277,388           1,059,026
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
      (7,197,681)       (7,687,971)          (7,417,668)           (8,402,666)         (6,571,539)         (6,908,432)
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
      (6,864,936)       (8,514,470)          (7,417,240)           (7,447,244)         (4,294,151)         (5,849,406)
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
    $ (6,828,201)     $ (9,766,209)       $ (10,755,910)         $ (6,246,552)        $ 7,195,085        $ (7,215,592)
=================== ================= ==================== ===================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                           MIST
                                                        MIST       MET/FRANKLIN                         MIST MET/FRANKLIN
                                             MET/EATON VANCE       LOW DURATION    MIST MET/FRANKLIN            TEMPLETON
                                               FLOATING RATE       TOTAL RETURN        MUTUAL SHARES    FOUNDING STRATEGY
                                                 SUB-ACCOUNT    SUB-ACCOUNT (a)          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------- ------------------ -------------------- ------------------
INVESTMENT INCOME:
     Dividends                                     $ 778,159               $ --          $ 3,980,852         $ 10,437,120
                                           -------------------- ------------------ -------------------- ------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                525,041            127,652            1,923,338            8,018,324
     Administrative charges                           97,108             24,388              360,957            1,514,501
                                           -------------------- ------------------ -------------------- ------------------
        Total expenses                               622,149            152,040            2,284,295            9,532,825
                                           -------------------- ------------------ -------------------- ------------------
           Net investment income (loss)              156,010           (152,040)           1,696,557              904,295
                                           -------------------- ------------------ -------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                     102,311                 --            7,895,629              593,283
     Realized gains (losses) on sale of
        investments                                 (229,702)           (24,333)             110,741            4,684,681
                                           -------------------- ------------------ -------------------- ------------------
           Net realized gains (losses)              (127,391)           (24,333)           8,006,370            5,277,964
                                           -------------------- ------------------ -------------------- ------------------
     Change in unrealized gains (losses)
        on investments                              (317,893)          (183,195)         (13,800,582)         (29,078,070)
                                           -------------------- ------------------ -------------------- ------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                              (445,284)          (207,528)          (5,794,212)         (23,800,106)
                                           -------------------- ------------------ -------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (289,274)        $ (359,568)        $ (4,097,655)       $ (22,895,811)
                                           ==================== ================== ==================== ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

MIST MET/TEMPLETON       MIST MET/TEMPLETON           MIST METLIFE       MIST METLIFE         MIST METLIFE          MIST METLIFE
            GROWTH       INTERNATIONAL BOND    AGGRESSIVE STRATEGY      BALANCED PLUS    BALANCED STRATEGY    DEFENSIVE STRATEGY
       SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT (a)          SUB-ACCOUNT           SUB-ACCOUNT
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
         $ 123,412             $ 3,264,056            $ 6,059,840        $ 3,109,214        $ 109,929,868          $ 46,202,640
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
           450,145                 610,928              7,474,066          8,889,859           92,925,166            27,932,833
            93,450                 118,546              1,371,589          1,876,489           17,326,688             5,191,502
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
           543,595                 729,474              8,845,655         10,766,348          110,251,854            33,124,335
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
          (420,183)              2,534,582             (2,785,815)        (7,657,134)            (321,986)           13,078,305
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
                --                  59,720                     --                 --                   --                    --
          (250,304)                  9,417             (3,089,096)                --           (7,135,125)           14,867,735
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
          (250,304)                 69,137             (3,089,096)                --           (7,135,125)           14,867,735
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
        (8,626,650)             (3,853,055)           (36,571,916)       (14,018,878)        (245,352,817)          (24,804,181)
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
        (8,876,954)             (3,783,918)           (39,661,012)       (14,018,878)        (252,487,942)           (9,936,446)
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
      $ (9,297,137)           $ (1,249,336)         $ (42,446,827)     $ (21,676,012)      $ (252,809,928)          $ 3,141,859
===================== ===================== ====================== ================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 MIST METLIFE         MIST METLIFE    MIST MFS EMERGING    MIST MFS RESEARCH
                                              GROWTH STRATEGY    MODERATE STRATEGY       MARKETS EQUITY        INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------ -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                  $ 82,693,229         $ 61,350,561          $ 5,336,714          $ 5,873,182
                                           ------------------ -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk and
        other charges                             73,824,051           44,723,722            5,052,211            4,264,910
     Administrative charges                       13,424,100            8,366,083              955,535              754,977
                                           ------------------ -------------------- -------------------- --------------------
        Total expenses                            87,248,151           53,089,805            6,007,746            5,019,887
                                           ------------------ -------------------- -------------------- --------------------
           Net investment income (loss)           (4,554,922)           8,260,756             (671,032)             853,295
                                           ------------------ -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --                   --                   --                   --
     Realized gains (losses) on sale of
        investments                              (39,528,555)           4,489,424            2,261,367           (1,887,551)
                                           ------------------ -------------------- -------------------- --------------------
           Net realized gains (losses)           (39,528,555)           4,489,424            2,261,367           (1,887,551)
                                           ------------------ -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          (246,366,960)         (77,648,493)         (86,014,482)         (37,450,859)
                                           ------------------ -------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                          (285,895,515)         (73,159,069)         (83,753,115)         (39,338,410)
                                           ------------------ -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (290,450,437)       $ (64,898,313)       $ (84,424,147)       $ (38,485,115)
                                           ================== ==================== ==================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                          MIST
MIST MORGAN STANLEY        MIST OPPENHEIMER    PIMCO INFLATION                 MIST                             MIST PIONEER
     MID CAP GROWTH    CAPITAL APPRECIATION     PROTECTED BOND   PIMCO TOTAL RETURN    MIST PIONEER FUND    STRATEGIC INCOME
        SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
          $ 581,818               $ 215,460       $ 14,184,953       $ 53,195,033          $ 1,595,395        $ 22,813,221
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
          1,276,964               2,500,114         11,755,082         26,947,647            1,642,500           6,009,671
            248,218                 439,740          2,180,955          4,902,489              357,469           1,303,696
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
          1,525,182               2,939,854         13,936,037         31,850,136            1,999,969           7,313,367
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
           (943,364)             (2,724,394)           248,916         21,344,897             (404,574)         15,499,854
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
          2,603,019                      --         40,424,584         61,428,406                   --           3,048,412
            644,261              (7,215,537)         3,706,477          1,619,328                2,955             234,582
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
          3,247,280              (7,215,537)        44,131,061         63,047,734                2,955           3,282,994
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
        (12,429,566)              4,937,085         34,838,493        (55,437,622)          (8,916,886)         (9,616,858)
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
         (9,182,286)             (2,278,452)        78,969,554          7,610,112           (8,913,931)         (6,333,864)
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
      $ (10,125,650)           $ (5,002,846)      $ 79,218,470       $ 28,955,009         $ (9,318,505)        $ 9,165,990
====================== ======================= =============== ===================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                  MIST PYRAMIS        MIST RAINIER         MIST RCM    MIST SSGA GROWTH
                                             GOVERNMENT INCOME    LARGE CAP EQUITY       TECHNOLOGY      AND INCOME ETF
                                               SUB-ACCOUNT (a)         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                           -------------------- ------------------- ---------------- -------------------
INVESTMENT INCOME:
     Dividends                                     $ 1,758,110           $ 198,102             $ --        $ 21,753,850
                                           -------------------- ------------------- ---------------- -------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                1,567,365             693,861        1,602,654          16,222,879
     Administrative charges                            324,648             130,564          284,864           3,195,620
                                           -------------------- ------------------- ---------------- -------------------
        Total expenses                               1,892,013             824,425        1,887,518          19,418,499
                                           -------------------- ------------------- ---------------- -------------------
           Net investment income (loss)               (133,903)           (626,323)      (1,887,518)          2,335,351
                                           -------------------- ------------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                     3,901,311                  --               --          23,371,511
     Realized gains (losses) on sale of
        investments                                     (2,100)            506,257        2,692,086           3,797,614
                                           -------------------- ------------------- ---------------- -------------------
           Net realized gains (losses)               3,899,211             506,257        2,692,086          27,169,125
                                           -------------------- ------------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                               6,372,332          (2,839,226)     (14,827,788)        (43,866,906)
                                           -------------------- ------------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                              10,271,543          (2,332,969)     (12,135,702)        (16,697,781)
                                           -------------------- ------------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 10,137,640        $ (2,959,292)   $ (14,023,220)      $ (14,362,430)
                                           ==================== =================== ================ ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

       MIST SSGA    MIST T. ROWE PRICE    MIST T. ROWE PRICE    MIST THIRD AVENUE       MIST TURNER    MIST VAN KAMPEN
      GROWTH ETF       LARGE CAP VALUE        MID CAP GROWTH      SMALL CAP VALUE    MID CAP GROWTH           COMSTOCK
     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
  $   6,115,664           $ 3,767,843                  $ --          $ 3,488,824              $ --        $ 2,811,648
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
      5,066,271             7,262,842             6,123,198            4,341,109         1,231,450          3,204,789
        975,344               926,943             1,137,305              774,364           225,079            641,685
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
      6,041,615             8,189,785             7,260,503            5,115,473         1,456,529          3,846,474
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
         74,049            (4,421,942)           (7,260,503)          (1,626,649)       (1,456,529)        (1,034,826)
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
             --                    --            12,070,995                   --                --                 --
      2,402,527            (7,384,308)            6,453,242            1,034,386         1,449,705            900,637
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
      2,402,527            (7,384,308)           18,524,237            1,034,386         1,449,705            900,637
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
    (19,223,624)          (17,691,215)          (28,498,595)         (33,815,082)       (8,573,460)        (8,468,416)
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
    (16,821,097)          (25,075,523)           (9,974,358)         (32,780,696)       (7,123,755)        (7,567,779)
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
$   (16,747,048)        $ (29,497,465)        $ (17,234,861)       $ (34,407,345)     $ (8,580,284)      $ (8,602,605)
================ ===================== ===================== ==================== ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                       MSF BARCLAYS
                                                     MSF ARTIO    CAPITAL AGGREGATE MSF BLACKROCK   MSF BLACKROCK
                                           INTERNATIONAL STOCK           BOND INDEX   BOND INCOME LARGE CAP VALUE
                                                   SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                           ---------------------- ----------------- ------------- ------------------
INVESTMENT INCOME:
     Dividends                                        $ 55,506          $ 3,690,813   $ 1,911,718        $ 34,801
                                           ---------------------- ----------------- ------------- ------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                   47,767            1,479,246       751,736          39,841
     Administrative charges                              8,206              263,622       109,750              --
                                           ---------------------- ----------------- ------------- ------------------
        Total expenses                                  55,973            1,742,868       861,486          39,841
                                           ---------------------- ----------------- ------------- ------------------
           Net investment income (loss)                   (467)           1,947,945     1,050,232          (5,040)
                                           ---------------------- ----------------- ------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                            --                   --            --              --
     Realized gains (losses) on sale of
        investments                                   (261,978)             315,491       209,734         (83,604)
                                           ---------------------- ----------------- ------------- ------------------
           Net realized gains (losses)                (261,978)             315,491       209,734         (83,604)
                                           ---------------------- ----------------- ------------- ------------------
     Change in unrealized gains (losses)
        on investments                                (504,227)           4,224,865     1,003,839         126,889
                                           ---------------------- ----------------- ------------- ------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                                (766,205)           4,540,356     1,213,573          43,285
                                           ---------------------- ----------------- ------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (766,672)         $ 6,488,301   $ 2,263,805        $ 38,245
                                           ====================== ================= ============= ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

     MSF BLACKROCK
  LEGACY LARGE CAP    MSF BLACKROCK        MSF DAVIS           MSF FI    MSF JENNISON    MSF LOOMIS SAYLES
            GROWTH     MONEY MARKET    VENTURE VALUE    VALUE LEADERS          GROWTH       SMALL CAP CORE
       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
------------------- ---------------- ---------------- ---------------- --------------- --------------------
          $ 19,452             $ --      $ 6,227,875         $ 49,540       $ 141,295                 $ --
------------------- ---------------- ---------------- ---------------- --------------- --------------------
           166,353        8,087,581        8,376,937           74,185       3,385,040              140,438
            25,914        1,492,129        1,512,147           12,202         619,009               23,379
------------------- ---------------- ---------------- ---------------- --------------- --------------------
           192,267        9,579,710        9,889,084           86,387       4,004,049              163,817
------------------- ---------------- ---------------- ---------------- --------------- --------------------
          (172,815)      (9,579,710)      (3,661,209)         (36,847)     (3,862,754)            (163,817)
------------------- ---------------- ---------------- ---------------- --------------- --------------------
                --               --               --               --              --                   --
           528,200               --        3,865,479         (166,827)      4,303,744              236,293
------------------- ---------------- ---------------- ---------------- --------------- --------------------
           528,200               --        3,865,479         (166,827)      4,303,744              236,293
------------------- ---------------- ---------------- ---------------- --------------- --------------------
        (1,851,168)              --      (37,130,418)        (198,036)     (4,175,864)            (316,577)
------------------- ---------------- ---------------- ---------------- --------------- --------------------
        (1,322,968)              --      (33,264,939)        (364,863)        127,880              (80,284)
------------------- ---------------- ---------------- ---------------- --------------- --------------------
      $ (1,495,783)    $ (9,579,710)   $ (36,926,148)      $ (401,710)   $ (3,734,874)          $ (244,101)
=================== ================ ================ ================ =============== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                MSF MET/DIMENSIONAL     MSF METLIFE            MSF METLIFE
                                             MSF MET/ARTISAN    INTERNATIONAL SMALL    CONSERVATIVE        CONSERVATIVE TO
                                               MID CAP VALUE                COMPANY      ALLOCATION    MODERATE ALLOCATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT     SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------- ---------------------- --------------- ----------------------
INVESTMENT INCOME:
     Dividends                                   $ 1,741,269              $ 907,526       $ 236,324              $ 171,242
                                           ------------------- ---------------------- --------------- ----------------------
EXPENSES:
     Mortality and expense risk and
        other charges                              3,029,553                627,146         143,834                120,041
     Administrative charges                          516,341                116,420          24,820                 19,954
                                           ------------------- ---------------------- --------------- ----------------------
        Total expenses                             3,545,894                743,566         168,654                139,995
                                           ------------------- ---------------------- --------------- ----------------------
           Net investment income (loss)           (1,804,625)               163,960          67,670                 31,247
                                           ------------------- ---------------------- --------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --              1,730,699              --                     --
     Realized gains (losses) on sale of
        investments                               (4,721,063)               198,540         122,681                249,879
                                           ------------------- ---------------------- --------------- ----------------------
           Net realized gains (losses)            (4,721,063)             1,929,239         122,681                249,879
                                           ------------------- ---------------------- --------------- ----------------------
     Change in unrealized gains (losses)
        on investments                            16,718,666            (11,314,641)        (26,700)              (318,879)
                                           ------------------- ---------------------- --------------- ----------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                            11,997,603             (9,385,402)         95,981                (69,000)
                                           ------------------- ---------------------- --------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 10,192,978           $ (9,221,442)      $ 163,651              $ (37,753)
                                           =================== ====================== =============== ======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                           MSF METLIFE
           MSF METLIFE            MSF METLIFE              MODERATE TO     MSF METLIFE                 MSF
   MID CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION     STOCK INDEX    MFS TOTAL RETURN    MSF MFS VALUE
           SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
            $ 550,689              $ 721,556                $ 789,069     $ 5,548,456         $ 1,033,373        $ 709,258
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
            1,022,609                700,010                  813,281       5,337,683             540,834          663,152
              139,132                118,116                  137,443         752,089              71,662           97,445
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
            1,161,741                818,126                  950,724       6,089,772             612,496          760,597
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
             (611,052)               (96,570)                (161,655)       (541,316)            420,877          (51,339)
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
            3,157,993                     --                       --       2,271,145                  --               --
              518,373                 92,206                 (336,754)      3,950,861            (473,539)         110,867
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
            3,676,366                 92,206                 (336,754)      6,222,006            (473,539)         110,867
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
           (6,803,063)            (1,412,843)              (2,412,130)     (6,858,838)            350,834         (361,758)
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
           (3,126,697)            (1,320,637)              (2,748,884)       (636,832)           (122,705)        (250,891)
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
         $ (3,737,749)          $ (1,417,207)            $ (2,910,539)   $ (1,178,148)          $ 298,172       $ (302,230)
====================== ====================== ======================== =============== =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                      MSF NEUBERGER
                                              MSF MORGAN STANLEY     MSF NEUBERGER           BERMAN    MSF OPPENHEIMER
                                                      EAFE INDEX    BERMAN GENESIS    MID CAP VALUE      GLOBAL EQUITY
                                                     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                           --------------------- ----------------- ---------------- ------------------
INVESTMENT INCOME:
     Dividends                                      $ 1,548,769          $ 76,218         $ 17,362          $ 190,404
                                           --------------------- ----------------- ---------------- ------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                   900,193           140,992           47,877            130,087
     Administrative charges                             131,738               768            8,109             26,569
                                           --------------------- ----------------- ---------------- ------------------
        Total expenses                                1,031,931           141,760           55,986            156,656
                                           --------------------- ----------------- ---------------- ------------------
           Net investment income (loss)                 516,838           (65,542)         (38,624)            33,748
                                           --------------------- ----------------- ---------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                             --                --               --                 --
     Realized gains (losses) on sale of
        investments                                    (214,534)         (367,718)          11,924             32,088
                                           --------------------- ----------------- ---------------- ------------------
           Net realized gains (losses)                 (214,534)         (367,718)          11,924             32,088
                                           --------------------- ----------------- ---------------- ------------------
     Change in unrealized gains (losses)
        on investments                              (11,175,105)          835,096         (341,843)        (1,057,952)
                                           --------------------- ----------------- ---------------- ------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                              (11,389,639)          467,378         (329,919)        (1,025,864)
                                           --------------------- ----------------- ---------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (10,872,801)        $ 401,836       $ (368,543)        $ (992,116)
                                           ===================== ================= ================ ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                     MSF VAN ECK    MSF WESTERN ASSET
                 MSF    MSF T. ROWE PRICE    MSF T. ROWE PRICE    GLOBAL NATURAL           MANAGEMENT    NEUBERGER BERMAN
  RUSSELL 2000 INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES      U.S. GOVERNMENT             GENESIS
         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
           $ 517,942                 $ --                 $ --       $ 1,119,297          $ 2,915,549                $ 75
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
             800,605               19,744              115,982         1,327,772            3,019,659                  78
             128,422                3,624               12,249           254,423              604,533                  --
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
             929,027               23,368              128,231         1,582,195            3,624,192                  78
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
            (411,085)             (23,368)            (128,231)         (462,898)            (708,643)                 (3)
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
                  --                   --                   --         9,644,428            7,909,122                 165
             817,885               50,572              674,320           (27,071)              78,138                 545
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
             817,885               50,572              674,320         9,617,357            7,987,260                 710
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
          (4,414,923)             (71,297)            (496,604)      (31,541,279)           1,445,269                (351)
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
          (3,597,038)             (20,725)             177,716       (21,923,922)           9,432,529                 359
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
        $ (4,008,123)           $ (44,093)            $ 49,485     $ (22,386,820)         $ 8,723,886               $ 356
===================== ==================== ==================== ================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   OPPENHEIMER VA      OPPENHEIMER VA
                                               OPPENHEIMER VA              GLOBAL         MAIN STREET    OPPENHEIMER VA
                                                    CORE BOND    STRATEGIC INCOME    SMALL- & MID-CAP       MAIN STREET
                                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                           ------------------- ------------------- ------------------- -----------------
INVESTMENT INCOME:
     Dividends                                          $ 588               $ 133           $ 276,384           $ 1,404
                                           ------------------- ------------------- ------------------- -----------------
EXPENSES:
     Mortality and expense risk and
        other charges                                     141                  57             851,220             1,539
     Administrative charges                                --                  --             192,728                --
                                           ------------------- ------------------- ------------------- -----------------
        Total expenses                                    141                  57           1,043,948             1,539
                                           ------------------- ------------------- ------------------- -----------------
           Net investment income (loss)                   447                  76            (767,564)             (135)
                                           ------------------- ------------------- ------------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                           --                  51                  --                --
     Realized gains (losses) on sale of
        investments                                      (199)                  7             203,212               433
                                           ------------------- ------------------- ------------------- -----------------
           Net realized gains (losses)                   (199)                 58             203,212               433
                                           ------------------- ------------------- ------------------- -----------------
     Change in unrealized gains (losses)
        on investments                                    420                (154)         (2,478,847)           (1,737)
                                           ------------------- ------------------- ------------------- -----------------
     Net realized and change in
        unrealized gains (losses)
        on investments                                    221                 (96)         (2,275,635)           (1,304)
                                           ------------------- ------------------- ------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                       $ 668               $ (20)       $ (3,043,199)         $ (1,439)
                                           =================== =================== =================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

  OPPENHEIMER VA     PIONEER VCT         PIONEER VCT      PIONEER VCT    PIONEER VCT IBBOTSON    PIONEER VCT IBBOTSON
           MONEY    CULLEN VALUE    EMERGING MARKETS    EQUITY INCOME       GROWTH ALLOCATION     MODERATE ALLOCATION
     SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
            $ 11        $ 15,238                $ --          $ 7,468               $ 365,410               $ 676,566
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
           1,612          26,199              12,074            5,131                 263,900                 350,218
              --           5,234               2,184              917                  47,009                  67,832
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
           1,612          31,433              14,258            6,048                 310,909                 418,050
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
          (1,601)        (16,195)            (14,258)           1,420                  54,501                 258,516
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
              --              --                  --               --                      --                      --
              --          66,099             130,082           25,366                 570,575                 478,836
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
              --          66,099             130,082           25,366                 570,575                 478,836
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
              --        (151,331)           (342,409)          (8,175)             (1,522,642)             (1,687,092)
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
              --         (85,232)           (212,327)          17,191                (952,067)             (1,208,256)
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
        $ (1,601)     $ (101,427)         $ (226,585)        $ 18,611              $ (897,566)             $ (949,740)
================= =============== =================== ================ ======================= =======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 PIONEER VCT           PIONEER VCT    T. ROWE PRICE          T. ROWE PRICE
                                               MID CAP VALUE    REAL ESTATE SHARES     GROWTH STOCK    INTERNATIONAL STOCK
                                                 SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------ --------------------- ---------------- ----------------------
INVESTMENT INCOME:
     Dividends                                     $ 314,721               $ 5,109          $ 1,350               $ 10,170
                                           ------------------ --------------------- ---------------- ----------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                574,581                 3,029           60,632                  7,506
     Administrative charges                          122,176                   561               --                     --
                                           ------------------ --------------------- ---------------- ----------------------
        Total expenses                               696,757                 3,590           60,632                  7,506
                                           ------------------ --------------------- ---------------- ----------------------
           Net investment income (loss)             (382,036)                1,519          (59,282)                 2,664
                                           ------------------ --------------------- ---------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --                    --               --                     --
     Realized gains (losses) on sale of
        investments                                 (196,587)               38,424          190,162                  7,435
                                           ------------------ --------------------- ---------------- ----------------------
           Net realized gains (losses)              (196,587)               38,424          190,162                  7,435
                                           ------------------ --------------------- ---------------- ----------------------
     Change in unrealized gains (losses)
        on investments                            (3,104,961)              (16,981)        (236,045)              (113,333)
                                           ------------------ --------------------- ---------------- ----------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                            (3,301,548)               21,443          (45,883)              (105,898)
                                           ------------------ --------------------- ---------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (3,683,584)             $ 22,962       $ (105,165)            $ (103,234)
                                           ================== ===================== ================ ======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

  T. ROWE PRICE
  PRIME RESERVE    UIF U.S. REAL ESTATE
    SUB-ACCOUNT             SUB-ACCOUNT
---------------- -----------------------
          $ 138               $ 630,905
---------------- -----------------------
         10,109                 902,788
             --                 185,328
---------------- -----------------------
         10,109               1,088,116
---------------- -----------------------
         (9,971)               (457,211)
---------------- -----------------------
             --                      --
             --              (1,101,621)
---------------- -----------------------
             --              (1,101,621)
---------------- -----------------------
             --               4,597,096
---------------- -----------------------
             --               3,495,475
---------------- -----------------------
       $ (9,971)            $ 3,038,264
================ =======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                             ALGER SMALL CAP GROWTH            AMERICAN FUNDS BOND  AMERICAN FUNDS GLOBAL GROWTH
                                                        SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                    ------------------------------- ------------------------------ -----------------------------
                                              2011            2010           2011            2010           2011           2010
                                    ----------------- ------------- ---------------- ------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (758,722)   $   (711,530) $     2,043,442  $  1,503,647  $    (261,336)   $     62,593
  Net realized gains (losses)              589,725        (350,422)         133,811        71,340        139,485        (242,233)
  Change in unrealized gains
     (losses) on investments            (2,252,972)     12,464,995        2,454,102     1,549,414    (21,700,254)     18,852,792
                                    ----------------- ------------- ---------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (2,421,969)     11,403,043        4,631,355     3,124,401    (21,822,105)     18,673,152
                                    ----------------- ------------- ---------------- ------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                2,195,218       2,401,744       26,822,933    23,293,244     38,770,989      31,999,173
  Net transfers (including fixed
     account)                           (2,247,756)     (1,760,881)       5,124,082     6,626,017     (3,648,129)      1,300,586
  Contract charges                          (9,537)        (11,016)        (691,655)     (386,206)    (1,345,286)       (988,637)
  Transfers for contract benefits
     and terminations                   (4,301,291)     (5,259,755)      (5,392,500)   (3,667,017)   (13,936,933)     (9,981,482)
                                    ----------------- ------------- ---------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (4,363,366)     (4,629,908)      25,862,860    25,866,038     19,840,641      22,329,640
                                    ----------------- ------------- ---------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets                    (6,785,335)      6,773,135       30,494,215    28,990,439     (1,981,464)     41,002,792
NET ASSETS:
  Beginning of year                     58,325,342      51,552,207       86,203,052    57,212,613    202,441,649     161,438,857
                                    ----------------- ------------- ---------------- ------------- ---------------- ------------
  End of year                         $ 51,540,007    $ 58,325,342  $   116,697,267  $ 86,203,052  $ 200,460,185    $202,441,649
                                    ================= ============= ================ ============= ================ ============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                  AMERICAN FUNDS
     GLOBAL SMALL CAPITALIZATION             AMERICAN FUNDS GROWTH      AMERICAN FUNDS GROWTH-INCOME           DWS I INTERNATIONAL
                     SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------------- --------------------------------- --------------------------------- -----------------------------
        2011            2010             2011             2010              2011             2010            2011          2010
----------------- --------------- ---------------- ---------------- ---------------- ---------------- --------------- -------------
  $    (14,877)    $     262,137   $   (5,010,575)  $   (3,431,734)  $      261,058    $      54,092   $      91,330  $    171,534
      (139,499)         (620,368)         744,451         (567,706)        (342,536)        (942,084)       (869,544)     (987,076)
   (18,293,274)       13,607,870      (30,897,273)      84,253,153       (9,057,767)      24,414,298      (2,685,393)      751,044
----------------- --------------- ---------------- ---------------- ---------------- ---------------- --------------- -------------
   (18,447,650)       13,249,639      (35,163,397)      80,253,713       (9,139,245)      23,526,306      (3,463,607)      (64,498)
----------------- --------------- ---------------- ---------------- ---------------- ---------------- --------------- -------------
    19,626,995        15,736,532      115,426,011      107,355,899       42,544,277       42,925,104         950,444     1,099,752
       398,603        (1,915,026)     (29,884,170)      (6,071,807)      (5,609,275)      (1,498,795)     (1,144,150)     (923,121)
      (427,554)         (292,049)      (4,084,418)      (2,705,735)      (1,707,745)      (1,248,617)         (2,577)       (3,204)
    (4,931,431)       (4,804,773)     (37,670,320)     (29,767,957)     (20,211,054)     (16,881,959)     (1,643,588)   (1,991,327)
----------------- --------------- ---------------- ---------------- ---------------- ---------------- --------------- -------------
    14,666,613         8,724,684       43,787,103       68,810,400       15,016,203       23,295,733      (1,839,871)   (1,817,900)
----------------- --------------- ---------------- ---------------- ---------------- ---------------- --------------- -------------
    (3,781,037)       21,974,323        8,623,706      149,064,113        5,876,958       46,822,039      (5,303,478)   (1,882,398)
    80,582,925        58,608,602      568,813,924      419,749,811      266,511,951      219,689,912      20,962,763    22,845,161
----------------- --------------- ---------------- ---------------- ---------------- ---------------- --------------- -------------
  $ 76,801,888     $  80,582,925   $  577,437,630   $  568,813,924   $  272,388,909    $ 266,511,951   $  15,659,285  $ 20,962,763
================= =============== ================ ================ ================ ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                          FEDERATED HIGH INCOME BOND       FEDERATED KAUFMAN    FEDERATED MANAGED VOLATILITY
                                                         SUB-ACCOUNT             SUB-ACCOUNT                     SUB-ACCOUNT
                                    --------------------------------- ----------------------- -------------------------------
                                             2011            2010        2011       2010 (a)      2011           2010 (a)
                                    ------------------ -------------- ----------- ----------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                  $    2,191     $    1,812     $   (200)  $     (834)  $    394       $       (139)
  Net realized gains (losses)                   (29)           (31)         289          (21)       506                (39)
  Change in unrealized gains
     (losses) on investments                 (1,062)         1,676      (11,209)      10,091       (338)             1,123
                                    ------------------ -------------- ----------- ----------- ---------- --------------------
     Net increase (decrease)
       in net assets resulting
       from operations                        1,100          3,457      (11,120)       9,236        562                945
                                    ------------------ -------------- ----------- ----------- ---------- --------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                        --             --           --           --         --                 --
  Net transfers (including fixed
     account)                                    --             --           --       76,417         --             18,638
  Contract charges                               --             --           --           --         --                 --
  Transfers for contract benefits
     and terminations                          (148)          (137)     (10,300)      (5,779)    (5,250)            (5,725)
                                    ------------------ -------------- ----------- ----------- ---------- --------------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions              (148)          (137)     (10,300)      70,638     (5,250)            12,913
                                    ------------------ -------------- ----------- ----------- ---------- --------------------
     Net increase (decrease)
       in net assets                            952          3,320      (21,420)      79,874     (4,688)            13,858
NET ASSETS:
  Beginning of year                          29,620         26,300       79,874           --     13,858                 --
                                    ------------------ -------------- ----------- ----------- ---------- --------------------
  End of year                            $   30,572     $   29,620     $ 58,454    $  79,874   $  9,170       $      13,858
                                    ================== ============== =========== =========== ========== ====================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

     FIDELITY VIP ASSET MANAGER           FIDELITY VIP CONTRAFUND    FIDELITY VIP EQUITY-INCOME     FIDELITY VIP FUNDSMANAGER 60%
                    SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT                       SUB-ACCOUNT
---------------------------------- --------------------------------- ----------------------------- ---------------------------------
          2011             2010             2011             2010           2011           2010             2011             2010
----------------- ---------------- ---------------- ---------------- -------------- -------------- ---------------- ----------------
  $    511,945     $    303,216     $  (1,296,078)   $    (350,918)   $    58,837    $    21,440    $      600,418   $    3,900,321
      (114,708)      (1,337,144)          324,914       (2,817,261)      (193,847)      (368,831)        5,666,461        2,447,161
    (3,867,894)      12,924,187       (14,734,080)      54,045,265        111,818      1,122,280       (97,698,668)      84,722,208
----------------- ---------------- ---------------- ---------------- -------------- -------------- ---------------- ----------------
    (3,470,657)      11,890,259       (15,705,244)      50,877,086        (23,192)       774,889       (91,431,789)      91,069,690
----------------- ---------------- ---------------- ---------------- -------------- -------------- ---------------- ----------------
     2,242,677        2,625,696        66,896,925       48,392,314         11,403         42,332           325,716          605,734
    (2,633,327)      (3,532,576)      (11,240,997)      (4,433,949)      (133,527)      (216,013)    1,556,302,089    1,058,443,175
       (15,697)         (17,088)       (1,174,938)        (680,969)            --             --                --               --
   (10,836,548)     (11,293,877)      (29,990,377)     (27,989,530)      (715,517)      (789,438)      (50,193,438)      (9,735,236)
----------------- ---------------- ---------------- ---------------- -------------- -------------- ---------------- ----------------
   (11,242,895)     (12,217,845)       24,490,613       15,287,866       (837,641)      (963,119)    1,506,434,367    1,049,313,673
----------------- ---------------- ---------------- ---------------- -------------- -------------- ---------------- ----------------
   (14,713,552)        (327,586)        8,785,369       66,164,952       (860,833)      (188,230)    1,415,002,578    1,140,383,363
   101,784,889      102,112,475       379,741,596      313,576,644      6,350,751      6,538,981     1,176,598,687       36,215,324
----------------- ---------------- ---------------- ---------------- -------------- -------------- ---------------- ----------------
  $ 87,071,337     $101,784,889     $ 388,526,965    $ 379,741,596    $ 5,489,918    $ 6,350,751    $2,591,601,265   $1,176,598,687
================= ================ ================ ================ ============== ============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                 FIDELITY VIP GROWTH          FIDELITY VIP INDEX 500           FIDELITY VIP MID CAP
                                                         SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                    ----------------------------------- ------------------------------- ----------------------------
                                             2011             2010            2011            2010            2011         2010
                                    ------------------ ---------------- --------------- --------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income              $   (1,417,890)    $ (1,406,064)    $   340,934     $   349,575    $ (2,971,340) $  (1,744,848)
  Net realized gains (losses)               884,027       (2,035,626)      1,978,834         747,147         601,363        558,154
  Change in unrealized gains
     (losses) on investments               (550,967)      30,948,642      (1,800,840)      7,212,312     (27,710,709)    36,279,089
                                    ------------------ ---------------- --------------- --------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (1,084,830)      27,506,952         518,928       8,309,034     (30,080,686)    35,092,395
                                    ------------------ ---------------- --------------- --------------- ------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 4,613,592        5,252,607              --               1      84,544,039     56,263,722
  Net transfers (including fixed
     account)                            (5,842,980)      (4,311,860)     (2,671,332)     (2,819,598)      8,245,925       (555,816)
  Contract charges                          (26,150)         (28,747)        (26,798)        (29,920)     (1,401,929)      (681,019)
  Transfers for contract benefits
     and terminations                   (13,070,427)     (11,675,407)     (6,260,083)     (7,037,362)    (10,852,385)    (6,657,156)
                                    ------------------ ---------------- --------------- --------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (14,325,965)     (10,763,407)     (8,958,213)     (9,886,879)     80,535,650     48,369,731
                                    ------------------ ---------------- --------------- --------------- ------------- --------------
     Net increase (decrease)
       in net assets                    (15,410,795)      16,743,545      (8,439,285)     (1,577,845)     50,454,964     83,462,126
NET ASSETS:
  Beginning of year                     147,385,504      130,641,959      68,501,202      70,079,047     187,246,537    103,784,411
                                    ------------------ ---------------- --------------- --------------- ------------- --------------
  End of year                        $  131,974,709     $147,385,504     $60,061,917     $68,501,202    $237,701,501   $187,246,537
                                    ================== ================ =============== =============== ============= ==============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                                   FTVIPT FRANKLIN
       FIDELITY VIP MONEY MARKET           FIDELITY VIP OVERSEAS   FTVIPT FRANKLIN INCOME SECURITIES    SMALL CAP VALUE SECURITIES
                     SUB-ACCOUNT                     SUB-ACCOUNT                         SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------------- -------------------------------- --------------------------------- -----------------------------
        2011             2010            2011             2010             2011             2010            2011          2010
------------------ ---------------- -------------- ----------------- ---------------- ---------------- --------------- -------------
 $   (1,660,100)    $  (1,226,178)   $     5,521    $        7,515    $   8,496,674    $   7,805,972    $   (259,755)   $  (118,159)
             --            49,334       (104,330)         (210,565)        (590,708)        (465,020)        101,526         54,701
             --                --       (960,730)          839,726       (6,749,757)       9,173,322      (1,417,162)     5,414,279
------------------ ---------------- -------------- ----------------- ---------------- ---------------- --------------- -------------
     (1,660,100)       (1,176,844)    (1,059,539)          636,676        1,156,209       16,514,274      (1,575,391)     5,350,821
------------------ ---------------- -------------- ----------------- ---------------- ---------------- --------------- -------------
  1,568,008,145     1,083,470,105        103,836           110,002       45,663,083       31,740,127      23,006,081     10,270,768
 (1,556,656,184)   (1,061,048,748)       (87,158)         (181,503)      (2,184,733)       5,350,734       1,010,586      1,603,361
         (4,824)           (5,638)           (67)              (61)      (1,049,154)        (644,646)       (256,017)      (115,372)
     (3,962,238)       (4,468,030)      (559,156)         (581,613)     (13,522,903)     (10,503,367)     (1,198,205)      (596,198)
------------------ ---------------- -------------- ----------------- ---------------- ---------------- --------------- -------------
      7,384,899        17,947,689       (542,545)         (653,175)      28,906,293       25,942,848      22,562,445     11,162,559
------------------ ---------------- -------------- ----------------- ---------------- ---------------- --------------- -------------
      5,724,799        16,770,845     (1,602,084)          (16,499)      30,062,502       42,457,122      20,987,054     16,513,380
     67,343,833        50,572,988      6,266,276         6,282,775      176,548,647      134,091,525      29,718,643     13,205,263
------------------ ---------------- -------------- ----------------- ---------------- ---------------- --------------- -------------
 $   73,068,632     $  67,343,833    $ 4,664,192    $    6,266,276    $ 206,611,149    $ 176,548,647    $ 50,705,697    $29,718,643
================== ================ ============== ================= ================ ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                            FTVIPT                            FTVIPT
                                     FTVIPT MUTUAL SHARES SECURITIES  TEMPLETON FOREIGN SECURITIES  TEMPLETON GLOBAL BOND SECURITIES
                                                         SUB-ACCOUNT                   SUB-ACCOUNT                       SUB-ACCOUNT
                                    --------------------------------  ---------------------------- ---------------------------------
                                            2011            2010           2011          2010            2011              2010
                                    ------------------ -------------  ------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income               $   1,169,609    $    168,266   $    (74,353)  $    43,547    $   4,852,832     $     25,325
  Net realized gains (losses)              (500,071)       (385,340)      (516,658)     (879,380)       1,120,261          228,957
  Change in unrealized gains
     (losses) on investments             (3,755,460)      9,513,224     (8,701,781)    5,846,879       (9,853,802)       7,083,996
                                    ------------------ -------------  ------------- -------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (3,085,922)      9,296,150     (9,292,792)    5,011,046       (3,880,709)       7,338,278
                                    ------------------ -------------  ------------- -------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                20,541,859      16,708,584      9,125,144    10,323,305       61,416,989       32,227,307
  Net transfers (including fixed
     account)                              (667,238)      2,264,306     (2,125,671)     (388,389)        (886,838)       7,610,097
  Contract charges                         (591,511)       (388,319)      (728,559)     (619,064)        (791,985)        (359,384)
  Transfers for contract benefits
     and terminations                    (8,171,464)     (5,928,025)    (7,652,688)   (5,158,694)      (4,165,593)      (3,158,181)
                                    ------------------ -------------  ------------- -------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        11,111,646       12,656,546    (1,381,774)    4,157,158      55,572,573        36,319,839
                                    ------------------ -------------  ------------- -------------- ---------------- ----------------
     Net increase (decrease)
       in net assets                      8,025,724       21,952,696   (10,674,566)    9,168,204      51,691,864        43,658,117
NET ASSETS:
  Beginning of year                     110,507,146       88,554,450    79,683,759    70,515,555      88,294,177        44,636,060
                                    ------------------ -------------  ------------- -------------- ---------------- ----------------
  End of year                         $ 118,532,870    $ 110,507,146  $ 69,009,193   $79,683,759   $ 139,986,041     $  88,294,177
                                    ================== =============  ============= ============== ================ ================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

INVESCO V.I. CAPITAL APPRECIATION  INVESCO V.I. CORE EQUITY  INVESCO V.I. GLOBAL REAL ESTATE  INVESCO V.I. INTERNATIONAL GROWTH
                      SUB-ACCOUNT               SUB-ACCOUNT                      SUB-ACCOUNT                        SUB-ACCOUNT
---------------------------------- ------------------------- -------------------------------- ----------------------------------
       2011                2010          2011         2010          2011              2010           2011                 2010
-------------- ------------------- -------------- ---------- --------------- ---------------- ---------------- -----------------
$    (1,637)    $            (951)  $   (1,633)   $  (1,724) $    343,942    $      262,267   $    (375,504)    $       562,475
     (3,874)               (6,842)      11,751          604       (46,041)          (35,497)         32,969              41,708
     (5,937)               26,623      (11,037)      31,231    (1,422,533)          795,938     (12,319,548)         10,609,535
-------------- ------------------- -------------- ---------- --------------- ---------------- ---------------- -----------------
    (11,448)               18,830         (919)      30,111    (1,124,632)        1,022,708     (12,662,083)         11,213,718
-------------- ------------------- -------------- ---------- --------------- ---------------- ---------------- -----------------
         --                    --           --           --     6,005,892         3,138,876      56,370,768          36,782,367
    (20,997)                  (43)     (39,898)      (4,682)      (12,840)          418,871       4,565,787           2,732,799
         --                    --           --           --       (81,075)          (40,040)       (970,089)           (509,705)
     (9,137)              (33,542)     (76,355)     (39,341)     (348,215)         (298,589)     (5,093,398)         (3,646,505)
-------------- ------------------- -------------- ---------- --------------- ---------------- ---------------- -----------------
    (30,134)              (33,585)    (116,253)     (44,023)    5,563,762         3,219,118      54,873,068          35,358,956
-------------- ------------------- -------------- ---------- --------------- ---------------- ---------------- -----------------
    (41,582)              (14,755)    (117,172)     (13,912)    4,439,130         4,241,826      42,210,985          46,572,674
    142,665               157,420      393,933      407,845     9,028,134         4,786,308     111,888,065          65,315,391
-------------- ------------------- -------------- ---------- --------------- ---------------- ---------------- -----------------
$   101,083     $         142,665   $  276,761    $ 393,933  $ 13,467,264    $    9,028,134   $ 154,099,050     $   111,888,065
============== =================== ============== ========== =============== ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                     INVESCO V.I.                    INVESCO V.I.                   INVESCO V.I.
                                        VAN KAMPEN CAPITAL GROWTH    VAN KAMPEN EQUITY AND INCOME   VAN KAMPEN GROWTH AND INCOME
                                                      SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                    ------------------------------ -------------------------------- -----------------------------
                                            2011          2010             2011            2010            2011           2010
                                    --------------- -------------- ---------------- --------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income               $    (1,498)   $  (1,663)     $   1,105,533    $   1,428,806   $    (448,610)  $ (1,665,286)
  Net realized gains (losses)               3,562         (661)           165,761         (177,941)         52,684          5,754
  Change in unrealized gains
     (losses) on investments               (8,828)      22,436        (12,908,159)      29,567,980      (6,271,491)    16,781,592
                                    --------------- -------------- ---------------- --------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                     (6,764)      20,112        (11,636,865)      30,818,845      (6,667,417)    15,122,060
                                    --------------- -------------- ---------------- --------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                      --           --        111,202,758       75,371,131      62,478,371     40,927,969
  Net transfers (including fixed
     account)                              (6,034)         (50)        (2,279,723)       7,697,762       1,514,669      4,412,046
  Contract charges                             --           --         (2,133,106)      (1,230,553)     (1,166,088)      (662,294)
  Transfers for contract benefits
     and terminations                     (27,933)      (6,344)       (25,920,610)     (16,932,459)    (10,258,582)    (6,967,310)
                                    --------------- -------------- ---------------- --------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         (33,967)      (6,394)        80,869,319       64,905,881      52,568,370     37,710,411
                                    --------------- -------------- ---------------- --------------- ---------------- ------------
     Net increase (decrease)
       in net assets                      (40,731)      13,718         69,232,454       95,724,726      45,900,953     52,832,471
NET ASSETS:
  Beginning of year                       130,764      117,046        345,124,808      249,400,082     160,437,278    107,604,807
                                    --------------- -------------- ---------------- --------------- ---------------- ------------
  End of year                         $    90,033    $ 130,764      $ 414,357,262    $ 345,124,808   $ 206,338,231   $160,437,278
                                    =============== ============== ================ =============== ================ =============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                  INVESCO V.I.                                                 LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
      VAN KAMPEN MID CAP VALUE            JANUS ASPEN WORLDWIDE        VARIABLE AGGRESSIVE GROWTH            VARIABLE APPRECIATION
                   SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
--------------------------------- -------------------------------- --------------------------------- -------------------------------
       2011            2010            2011             2010             2011             2010             2011           2010
----------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------
 $    (231,700)    $  (112,096)    $    (15)        $       (15)    $ (2,121,777)    $ (1,834,353)    $    710,741     $    518,708
        49,468          20,908          228                  51        1,220,007         (729,737)          17,260          (46,528)
       (11,067)      4,289,045       (1,006)                785        2,212,582       31,554,611        1,216,439       15,933,466
----------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------
      (193,299)      4,197,857         (793)                821        1,310,812       28,990,521        1,944,440       16,405,646
----------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------
    19,778,205       9,830,122           --                  --       31,433,565       18,895,526       66,280,713       46,471,592
       867,671        (335,610)          --                  --      (12,545,454)      (4,987,849)      (3,565,680)       2,718,317
      (246,886)       (125,359)          --                  --         (735,665)        (470,056)      (1,155,731)        (576,020)
    (1,330,618)       (829,616)        (963)               (600)     (15,095,955)      (9,662,148)     (12,449,875)      (8,050,441)
----------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------
    19,068,372       8,539,537         (963)               (600)       3,056,491        3,775,473       49,109,427       40,563,448
----------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------
    18,875,073      12,737,394       (1,756)                221        4,367,303       32,765,994       51,053,867       56,969,094
    28,139,044      15,401,650        6,506               6,285      156,471,918      123,705,924      173,626,503      116,657,409
----------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------
 $  47,014,117     $28,139,044     $  4,750         $     6,506     $160,839,221     $156,471,918     $224,680,370     $173,626,503
================= =============== ================ =============== ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                 LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE
                                     VARIABLE EQUITY INCOME BUILDER   VARIABLE FUNDAMENTAL ALL CAP VALUE   VARIABLE LARGE CAP GROWTH
                                                        SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                    -------------------------------- ----------------------------------- ---------------------------
                                            2011             2010           2011               2010           2011          2010
                                    ------------------ ------------- --------------- ------------------- --------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income               $     1,791,940   $ 1,827,744   $     (55,381)  $        259,869    $  (71,048)    $ (100,014)
  Net realized gains (losses)              (2,420,420)   (2,284,460)       (429,752)          (692,388)      111,313        (67,178)
  Change in unrealized gains
     (losses) on investments                5,793,264     7,931,196      (7,192,709)        13,378,879      (159,581)       580,884
                                    ------------------ ------------- --------------- ------------------- --------------  -----------
     Net increase (decrease)
       in net assets resulting
       from operations                      5,164,784     7,474,480      (7,677,842)        12,946,360      (119,316)       413,692
                                    ------------------ ------------- --------------- ------------------- --------------  -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  23,221,888    12,770,354      13,848,959         10,634,359         6,049         14,446
  Net transfers (including fixed
     account)                               2,286,092     1,171,468        (676,755)          (810,612)     (313,456)      (431,047)
  Contract charges                           (403,528)     (217,562)       (398,091)          (285,426)      (20,879)       (23,150)
  Transfers for contract benefits
     and terminations                      (7,953,294)   (5,138,178)     (8,906,368)        (6,214,856)     (944,135)      (727,111)
                                    ------------------ ------------- --------------- ------------------- --------------  -----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions          17,151,158     8,586,082       3,867,745          3,323,465    (1,272,421)    (1,166,862)
                                    ------------------ ------------- --------------- ------------------- --------------  -----------
     Net increase (decrease)
       in net assets                       22,315,942    16,060,562      (3,810,097)        16,269,825    (1,391,737)      (753,170)
NET ASSETS:
  Beginning of year                        81,006,913    64,946,351      99,528,233         83,258,408     6,065,533      6,818,703
                                    ------------------ ------------- --------------- ------------------- --------------  -----------
  End of year                          $  103,322,855   $81,006,913   $  95,718,136   $     99,528,233    $4,673,796     $6,065,533
                                    ================== ============= =============== =================== ==============  ===========

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

          LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE                  LMPVET INVESTMENT                              LMPVET
    VARIABLE LARGE CAP VALUE     VARIABLE SMALL CAP GROWTH  COUNSEL VARIABLE SOCIAL AWARENESS   VARIABLE LIFESTYLE ALLOCATION 50%
                 SUB-ACCOUNT                   SUB-ACCOUNT                        SUB-ACCOUNT                         SUB-ACCOUNT
----------------------------- ----------------------------- ---------------------------------- -----------------------------------
       2011           2010          2011           2010           2011             2010              2011              2010
---------------- ------------ --------------- ------------- -------------- ------------------- --------------- -------------------
  $    30,483    $    31,244   $  (565,686)   $   (391,996)  $   (1,981)        $     (1,958)   $    336,680      $       217,581
      (88,723)       (95,704)    1,083,054          96,515          (60)             (15,882)            400             (104,317)
      181,309        249,108      (664,423)      6,313,023       (4,843)              67,430        (529,056)           1,061,494
---------------- ------------ --------------- ------------- -------------- ------------------- --------------- -------------------
      123,069        184,648      (147,055)      6,017,542       (6,884)              49,590        (191,976)           1,174,758
---------------- ------------ --------------- ------------- -------------- ------------------- --------------- -------------------
      700,135        182,389    13,481,149       8,292,377           --                1,385      12,152,717            4,403,456
      562,360        (27,094)   (2,248,018)       (778,616)      35,549              (15,771)        179,357              941,570
      (12,473)        (9,719)     (264,709)       (153,607)        (226)                (275)        (59,683)              (3,210)
     (266,528)      (159,882)   (1,919,394)     (1,681,734)     (37,746)             (39,961)       (901,543)            (661,319)
---------------- ------------ --------------- ------------- -------------- ------------------- --------------- -------------------
      983,494        (14,306)    9,049,028       5,678,420       (2,423)             (54,622)     11,370,848            4,680,497
---------------- ------------ --------------- ------------- -------------- ------------------- --------------- -------------------
    1,106,563        170,342     8,901,973      11,695,962       (9,307)              (5,032)     11,178,872            5,855,255
    2,729,796      2,559,454    33,662,804      21,966,842      510,680              515,712      13,086,823            7,231,568
---------------- ------------ --------------- ------------- -------------- ------------------- --------------- -------------------
  $ 3,836,359    $ 2,729,796   $42,564,777    $ 33,662,804   $  501,373         $    510,680    $ 24,265,695      $    13,086,823
================ ============ =============== ============= ============== =================== =============== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                            LMPVET                            LMPVET            LMPVIT WESTERN ASSET
                                 VARIABLE LIFESTYLE ALLOCATION 70% VARIABLE LIFESTYLE ALLOCATION 85% VARIABLE GLOBAL HIGH YIELD BOND
                                                       SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                 --------------------------------- --------------------------------- -------------------------------
                                        2011             2010            2011            2010              2011            2010
                                 ----------------- --------------- ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $     8,826     $      14,214   $     130,678     $    197,005    $  4,580,657     $  4,279,019
  Net realized gains (losses)             5,813           (75,321)        528,464          (47,518)       (143,505)        (257,958)
  Change in unrealized gains
     (losses) on investments            (70,666)          464,939      (2,861,793)       7,347,126      (4,473,336)       2,633,790
                                 ----------------- --------------- ---------------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (56,027)          403,832      (2,202,651)       7,496,613         (36,184)       6,654,851
                                 ----------------- --------------- ---------------- ---------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 4,747            24,506      12,097,744        9,407,404      14,939,359       10,328,608
  Net transfers (including fixed
     account)                           195,887          (205,680)     (2,400,301)        (238,943)       (455,948)         685,318
  Contract charges                         (898)           (1,036)       (471,294)        (349,818)       (310,782)        (194,240)
  Transfers for contract benefits
     and terminations                  (452,053)         (273,685)     (3,179,175)      (1,856,668)     (5,511,049)      (4,631,610)
                                 ----------------- --------------- ---------------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (252,317)         (455,895)      6,046,974        6,961,975       8,661,580        6,188,076
                                 ----------------- --------------- ---------------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets                   (308,344)          (52,063)      3,844,323       14,458,588       8,625,396       12,842,927
NET ASSETS:
  Beginning of year                   3,395,287         3,447,350      62,035,149       47,576,561      61,092,507       48,249,580
                                 ----------------- --------------- ---------------- ---------------- --------------- ---------------
  End of year                       $ 3,086,943     $   3,395,287   $  65,879,472     $ 62,035,149    $ 69,717,903     $ 61,092,507
                                 ================= =============== ================ ================ =============== ===============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                   MIST
                                                                                      ALLIANCEBERNSTEIN
                       MFS VIT                      MFS VIT                              GLOBAL DYNAMIC
               INVESTORS TRUST                NEW DISCOVERY        MFS VIT RESEARCH          ALLOCATION
                   SUB-ACCOUNT                  SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
------------------------------ ---------------------------- ------------------------- -----------------
       2011            2010          2011          2010          2011         2010          2011 (b)
------------------ ----------- ---------------- ----------- -------------- ---------- -----------------
    $   (184)       $     (45)   $       (652)   $    (676)  $       (427)  $   (531)  $     (610,982)
         991             (490)          5,729        1,723         10,717      1,434        9,394,668
      (1,906)           3,782         (10,466)      13,838        (10,338)    14,248        9,200,376
------------------ ----------- ---------------- ----------- -------------- ---------- -----------------
      (1,099)           3,247          (5,389)      14,885            (48)    15,151       17,984,062
------------------ ----------- ---------------- ----------- -------------- ---------- -----------------
          --               --              --           --             --         --    1,370,076,882
          --               --            (100)        (323)        (5,113)        --      259,158,648
          --               --              --           --             --         --               --
      (8,311)         (12,601)             (2)     (13,188)       (62,085)   (13,820)      (7,840,515)
------------------ ----------- ---------------- ----------- -------------- ---------- -----------------
      (8,311)         (12,601)           (102)     (13,511)       (67,198)   (13,820)   1,621,395,015
------------------ ----------- ---------------- ----------- -------------- ---------- -----------------
      (9,410)          (9,354)         (5,491)       1,374        (67,246)     1,331    1,639,379,077
      43,404           52,758          46,865       45,491        112,388    111,057               --
------------------ ----------- ---------------- ----------- -------------- ---------- -----------------
    $ 33,994        $  43,404    $     41,374    $  46,865   $     45,142   $112,388   $1,639,379,077
================== =========== ================ =========== ============== ========== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                  MIST                        MIST                              MIST
                                    AMERICAN FUNDS BALANCED ALLOCATION         AMERICAN FUNDS BOND  AMERICAN FUNDS GROWTH ALLOCATION
                                                           SUB-ACCOUNT                 SUB-ACCOUNT                       SUB-ACCOUNT
                                    ----------------------------------- --------------------------- --------------------------------
                                               2011               2010           2011         2010           2011               2010
                                    ------------------ ---------------- ------------- ------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income              $   (8,148,428)    $   (9,940,079)  $  1,772,310  $   122,992   $   (6,860,731) $   (8,649,027)
  Net realized gains (losses)             5,025,862          1,431,438      1,617,939      228,924       12,437,663       4,410,087
  Change in unrealized gains
     (losses) on investments           (116,302,276)       218,397,822     10,229,841    6,583,360     (101,766,516)    148,410,760
                                    ------------------ ---------------- ------------- ------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (119,424,842)       209,889,181     13,620,090    6,935,276      (96,189,584)    144,171,820
                                    ------------------ ---------------- ------------- ------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               523,778,640        780,028,567     60,184,302   95,186,014      136,704,110     180,475,839
  Net transfers (including fixed
     account)                           166,228,603        248,657,423     17,024,537   40,265,959      (25,932,866)     18,088,978
  Contract charges                      (28,232,190)       (14,036,590)    (3,186,027)  (1,541,781)     (13,959,734)    (11,094,760)
  Transfers for contract benefits
     and terminations                  (105,862,347)       (61,424,966)   (13,088,454)  (7,200,361)     (57,092,220)    (41,629,664)
                                    ------------------ ---------------- ------------- ------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       555,912,706        953,224,434     60,934,358  126,709,831       39,719,290     145,840,393
                                    ------------------ ---------------- ------------- ------------- ---------------- ---------------
     Net increase (decrease)
       in net assets                    436,487,864      1,163,113,615     74,554,448  133,645,107      (56,470,294)    290,012,213
NET ASSETS:
  Beginning of year                   2,478,289,324      1,315,175,709    274,791,792  141,146,685    1,454,861,016   1,164,848,803
                                    ------------------ ---------------- ------------- ------------- ---------------- ---------------
  End of year                        $2,914,777,188     $2,478,289,324   $349,346,240 $274,791,792   $1,398,390,722  $1,454,861,016
                                    ================== ================ ============= ============= ================ ===============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                         MIST AQR    MIST BLACKROCK
                          MIST                          MIST                                MIST      GLOBAL RISK   GLOBAL TACTICAL
         AMERICAN FUNDS GROWTH  AMERICAN FUNDS INTERNATIONAL  AMERICAN FUNDS MODERATE ALLOCATION         BALANCED        STRATEGIES
                   SUB-ACCOUNT                   SUB-ACCOUNT                         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
------------------------------- ---------------------------- ----------------------------------- ---------------- ------------------
      2011            2010            2011          2010            2011             2010             2011 (b)           2011 (b)
--------------- --------------- -------------- ------------- ---------------- ------------------ ---------------  ------------------
$  (6,683,453)  $  (4,592,485)  $   (347,331)  $ (1,838,588) $       (28,571) $   (1,746,826)    $   17,479,259    $     5,656,760
    2,655,999         791,765      2,344,997        590,124       10,610,729         442,079          5,634,878         21,591,062
  (35,042,764)     65,409,390    (54,813,728)    18,687,175      (37,218,522)     99,071,297         20,725,299        (29,115,315)
--------------- --------------- -------------- ------------- ---------------- ------------------ ---------------  ------------------
  (39,070,218)     61,608,670    (52,816,062)    17,438,711      (26,636,364)     97,766,550         43,839,436         (1,867,493)
--------------- --------------- -------------- ------------- ---------------- ------------------ ---------------  ------------------
  118,207,908     154,860,118     58,161,459     99,256,032      278,554,313     427,726,570      1,541,397,716      2,424,219,934
   16,817,001      38,314,169      3,640,815     24,122,092       57,081,088     133,946,313        321,377,493        434,392,897
   (5,053,023)     (2,420,201)    (2,890,116)    (1,627,834)     (16,902,017)     (9,314,240)                --                 --
  (17,862,387)    (10,207,058)   (11,253,172)    (6,247,664)     (60,807,127)    (37,039,718)        (8,490,562)       (14,033,053)
--------------- --------------- -------------- ------------- ---------------- ------------------ ---------------  ------------------
  112,109,499     180,547,028     47,658,986    115,502,626      257,926,257     515,318,925      1,854,284,647      2,844,579,778
--------------- --------------- -------------- ------------- ---------------- ------------------ ---------------  ------------------
   73,039,281     242,155,698     (5,157,076)   132,941,337      231,289,893     613,085,475      1,898,124,083      2,842,712,285
  480,253,525     238,097,827    301,922,149    168,980,812    1,452,175,003     839,089,528                 --                 --
--------------- --------------- -------------- ------------- ---------------- ------------------ ---------------  ------------------
$ 553,292,806   $ 480,253,525   $296,765,073   $301,922,149  $1,683,464,896   $1,452,175,003     $1,898,124,083    $ 2,842,712,285
=============== =============== ============== ============= ================ ================== ===============  ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                             MIST
                                             BLACKROCK HIGH YIELD    MIST BLACKROCK LARGE CAP CORE   MIST CLARION GLOBAL REAL ESTATE
                                                      SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                  -------------------------------- -------------------------------- --------------------------------
                                          2011             2010           2011             2010             2011            2010
                                  ----------------- -------------- --------------- ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income           $  10,002,346     $   5,677,284   $    (94,730)   $     (52,523)   $   3,272,703    $   6,777,671
  Net realized gains (losses)         3,149,049         7,521,614         12,317          (80,252)      (1,143,990)      (1,407,595)
  Change in unrealized gains
     (losses) on investments        (12,738,491)        4,162,987       (244,145)       1,037,963      (13,501,877)      10,898,100
                                  ----------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                  412,904        17,361,885       (326,558)         905,188      (11,373,164)      16,268,176
                                  ----------------- -------------- --------------- ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            36,299,074        48,324,470      4,493,594        3,102,112       24,528,504       25,322,980
  Net transfers (including fixed
     account)                        14,571,420        25,077,556        411,577        1,040,120        5,671,940        6,872,912
  Contract charges                   (1,755,621)         (890,146)      (109,131)         (53,878)      (1,165,427)        (743,161)
  Transfers for contract benefits
     and terminations               (10,270,239)       (7,785,000)    (1,233,221)        (458,682)      (9,545,551)      (6,511,048)
                                  ----------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    38,844,634        64,726,880      3,562,819        3,629,672       19,489,466       24,941,683
                                  ----------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets                 39,257,538        82,088,765      3,236,261        4,534,860        8,116,302       41,209,859
NET ASSETS:
  Beginning of year                 182,367,303       100,278,538      9,613,588        5,078,728      139,330,754       98,120,895
                                  ----------------- -------------- --------------- ---------------- ---------------- ---------------
  End of year                     $ 221,624,841     $ 182,367,303   $ 12,849,849    $   9,613,588    $ 147,447,056    $ 139,330,754
                                  ================= ============== =============== ================ ================ ===============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                          MIST                            MIST
   MIST DREMAN SMALL CAP VALUE     GOLDMAN SACHS MID CAP VALUE    HARRIS OAKMARK INTERNATIONAL  MIST INVESCO SMALL CAP GROWTH
                   SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- ------------------------------
        2011            2010           2011            2010            2011            2010           2011            2010
----------------- ------------- ---------------- -------------- ---------------- -------------- ---------------- -------------
  $    (19,680)   $   (203,405) $  (1,510,261)   $    (611,735) $  (8,017,677)    $    702,155   $  (3,326,849)   $ (2,468,565)
       480,921         154,017       (437,036)      (1,042,195)    (1,470,791)      (2,155,945)      1,704,023        (466,657)
    (3,142,931)      3,630,265    (10,057,546)      20,162,482    (75,842,892)      54,275,769      (5,165,840)     37,724,319
----------------- ------------- ---------------- -------------- ---------------- -------------- ---------------- -------------
    (2,681,690)      3,580,877    (12,004,843)      18,508,552    (85,331,360)      52,821,979      (6,788,666)     34,789,097
----------------- ------------- ---------------- -------------- ---------------- -------------- ---------------- -------------
     3,084,816       4,622,090     27,311,392       16,294,780     89,132,376       82,957,906      39,397,856      22,455,325
    (1,733,660)     (1,986,526)    11,903,331        4,973,575     26,052,514       35,195,388       8,514,721      (1,342,715)
      (214,643)       (171,270)      (760,047)        (421,017)    (3,519,874)      (2,086,105)     (1,291,800)       (883,578)
    (1,657,516)     (1,193,285)    (7,769,225)      (4,968,579)   (24,212,315)     (18,631,233)    (13,769,874)     (8,881,497)
----------------- ------------- ---------------- -------------- ---------------- -------------- ---------------- -------------
      (521,003)      1,271,009     30,685,451       15,878,759     87,452,701       97,435,956      32,850,903      11,347,535
----------------- ------------- ---------------- -------------- ---------------- -------------- ---------------- -------------
    (3,202,693)      4,851,886     18,680,608       34,387,311      2,121,341      150,257,935      26,062,237      46,136,632
    24,426,974      19,575,088    112,015,664       77,628,353    459,739,197      309,481,262     186,610,558     140,473,926
----------------- ------------- ---------------- -------------- ---------------- -------------- ---------------- -------------
  $ 21,224,281    $ 24,426,974  $ 130,696,272    $ 112,015,664  $ 461,860,538     $459,739,197   $ 212,672,795    $186,610,558
================= ============= ================ ============== ================ ============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                                   MIST LEGG MASON
                                                  MIST JANUS FORTY             MIST LAZARD MID CAP   CLEARBRIDGE AGGRESSIVE GROWTH
                                                       SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                    ------------------------------- ------------------------------- ------------------------------
                                           2011            2010           2011             2010           2011            2010
                                    ----------------- ------------- ---------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income               $     36,735     $  (133,826) $  (1,251,739)   $    (891,874) $  (3,338,670)   $ (1,332,850)
  Net realized gains (losses)              332,745          36,628       (826,499)      (1,471,607)           428        (927,201)
  Change in unrealized gains
     (losses) on investments            (7,197,681)      3,912,856     (7,687,971)      24,676,618     (7,417,668)     19,271,527
                                    ----------------- ------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (6,828,201)      3,815,658     (9,766,209)      22,313,137    (10,755,910)     17,011,476
                                    ----------------- ------------- ---------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               18,930,830      20,304,418     16,974,214       18,328,029     28,018,670      12,070,122
  Net transfers (including fixed
     account)                            7,075,303       9,195,931       (485,393)       1,824,089    157,703,583       5,475,099
  Contract charges                        (597,164)       (235,237)      (992,984)        (711,764)    (1,486,774)       (468,260)
  Transfers for contract benefits
     and terminations                   (3,168,374)     (1,589,721)    (9,734,967)      (7,455,077)   (10,506,265)     (4,991,971)
                                    ----------------- ------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       22,240,595      27,675,391      5,760,870       11,985,277    173,729,214      12,084,990
                                    ----------------- ------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                    15,412,394      31,491,049     (4,005,339)      34,298,414    162,973,304      29,096,466
NET ASSETS:
  Beginning of year                     53,356,686      21,865,637    135,205,406      100,906,992    102,505,758      73,409,292
                                    ----------------- ------------- ---------------- -------------- ---------------- -------------
  End of year                         $ 68,769,080    $ 53,356,686  $ 131,200,067    $ 135,205,406  $ 265,479,062    $102,505,758
                                    ================= ============= ================ ============== ================ =============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MIST LOOMIS SAYLES GLOBAL MARKETS  MIST LORD ABBETT BOND DEBENTURE MIST LORD ABBETT MID CAP VALUE MIST MET/EATON VANCE FLOATING RATE
                      SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT                        SUB-ACCOUNT
--------------------------------- -------------------------------- ------------------------------ ----------------------------------
      2011               2010            2011             2010           2011             2010          2011            2010 (c)
---------------- ---------------- ---------------- --------------- --------------- -------------- --------------- ------------------
  $ 1,200,692     $  1,306,860     $ 11,489,236     $ 11,561,665    $ (1,366,186)   $   (869,314)   $    156,010      $     (68,479)
      955,422         (479,440)       2,277,388          655,266       1,059,026         114,776        (127,391)             3,564
   (8,402,666)      17,346,226       (6,571,539)      14,381,461      (6,908,432)     19,290,624        (317,893)           384,248
---------------- ---------------- ---------------- --------------- --------------- -------------- --------------- ------------------
   (6,246,552)      18,173,646        7,195,085       26,598,392      (7,215,592)     18,536,086        (289,274)           319,333
---------------- ---------------- ---------------- --------------- --------------- -------------- --------------- ------------------
   28,466,597       23,179,133       12,172,985       19,319,664      26,492,453      27,767,987      14,887,687          6,853,875
   14,620,858       23,135,238       (7,326,000)      (2,789,729)      6,780,922       5,462,249      14,688,663          9,283,240
   (1,269,950)        (622,257)      (1,500,648)      (1,255,669)     (1,095,984)       (589,256)       (259,305)           (16,372)
   (7,724,591)      (4,077,382)     (23,354,569)     (19,865,961)     (6,280,489)     (3,756,372)     (1,665,317)          (105,761)
---------------- ---------------- ---------------- --------------- --------------- -------------- --------------- ------------------
   34,092,914       41,614,732      (20,008,232)      (4,591,695)     25,896,902      28,884,608      27,651,728         16,014,982
---------------- ---------------- ---------------- --------------- --------------- -------------- --------------- ------------------
   27,846,362       59,788,378      (12,813,147)      22,006,697      18,681,310      47,420,694      27,362,454         16,334,315
  137,171,845       77,383,467      267,920,695      245,913,998     108,323,379      60,902,685      16,334,315                 --
---------------- ---------------- ---------------- --------------- --------------- -------------- --------------- ------------------
$ 165,018,207     $137,171,845     $255,107,548     $267,920,695    $127,004,689    $108,323,379    $ 43,696,769      $  16,334,315
================ ================ ================ =============== =============== ============== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                    MIST
                                            MET/FRANKLIN
                                            LOW DURATION                                                 MIST MET/FRANKLIN
                                            TOTAL RETURN   MIST MET/FRANKLIN MUTUAL SHARES     TEMPLETON FOUNDING STRATEGY
                                             SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                  ----------------------- --------------------------------- -------------------------------
                                          2011 (b)              2011             2010             2011           2010
                                  ----------------------- ---------------- ---------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $  (152,040)       $   1,696,557    $  (1,390,510)   $     904,295   $ (7,646,828)
  Net realized gains (losses)               (24,333)           8,006,370        1,266,548        5,277,964      2,432,686
  Change in unrealized gains
     (losses) on investments               (183,195)         (13,800,582)       9,275,276      (29,078,070)    46,152,780
                                  ----------------------- ---------------- ---------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                     (359,568)          (4,097,655)       9,151,314      (22,895,811)    40,938,638
                                  ----------------------- ---------------- ---------------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 7,119,990           27,023,399       35,685,384       78,960,326     90,556,345
  Net transfers (including fixed
     account)                            21,368,111           14,917,346       17,119,197       (3,212,228)    24,451,171
  Contract charges                          (85,814)          (1,248,248)        (611,489)      (5,811,401)    (4,270,744)
  Transfers for contract benefits
     and terminations                      (380,887)          (4,834,052)      (2,680,809)     (25,647,259)   (19,144,666)
                                  ----------------------- ---------------- ---------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        28,021,400           35,858,445       49,512,283       44,289,438     91,592,106
                                  ----------------------- ---------------- ---------------- ---------------- --------------
     Net increase (decrease)
       in net assets                     27,661,832           31,760,790       58,663,597       21,393,627    132,530,744
NET ASSETS:
  Beginning of year                             --           121,115,835       62,452,238      571,218,147    438,687,403
                                  ----------------------- ---------------- ---------------- ---------------- --------------
  End of year                          $ 27,661,832        $ 152,876,625    $ 121,115,835    $ 592,611,774   $571,218,147
                                  ======================= ================ ================ ================ ==============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                               MIST                                         MIST METLIFE
      MIST MET/TEMPLETON GROWTH    MET/TEMPLETON INTERNATIONAL BOND    MIST METLIFE AGGRESSIVE STRATEGY    BALANCED PLUS
                    SUB-ACCOUNT                         SUB-ACCOUNT                         SUB-ACCOUNT      SUB-ACCOUNT
-------------------------------- ----------------------------------- ----------------------------------- ----------------
          2011        2010 (c)           2011                2010             2011               2010          2011 (b)
----------------- -------------- --------------- ------------------- ---------------- ------------------ ----------------
 $    (420,183)    $  (52,847)    $ 2,534,582     $      (202,517)   $  (2,785,815)     $  (1,990,286)    $   (7,657,134)
      (250,304)        (6,335)         69,137              44,288       (3,089,096)        (7,464,595)                --
    (8,626,650)       499,282      (3,853,055)          2,042,343      (36,571,916)        73,777,886        (14,018,878)
----------------- -------------- --------------- ------------------- ---------------- ------------------ ----------------
    (9,297,137)       440,100      (1,249,336)          1,884,114      (42,446,827)        64,323,005        (21,676,012)
----------------- -------------- --------------- ------------------- ---------------- ------------------ ----------------
     6,130,737      2,919,536      10,795,935          17,534,053       57,342,894         73,554,766      2,050,869,939
    47,976,839      4,153,672       7,240,507           9,043,816       17,733,773         (2,887,628)       395,600,753
      (175,612)        (5,446)       (501,451)           (128,805)      (3,746,684)        (2,698,799)                --
    (2,871,098)      (127,457)     (1,494,812)           (469,277)     (27,159,129)       (21,726,238)       (13,020,019)
----------------- -------------- --------------- ------------------- ---------------- ------------------ ----------------
    51,060,866      6,940,305      16,040,179          25,979,787       44,170,854         46,242,101      2,433,450,673
----------------- -------------- --------------- ------------------- ---------------- ------------------ ----------------
    41,763,729      7,380,405      14,790,843          27,863,901        1,724,027        110,565,106      2,411,774,661
     7,380,405             --      36,302,425           8,438,524      522,967,837        412,402,731                 --
----------------- -------------- --------------- ------------------- ---------------- ------------------ ----------------
 $  49,144,134     $7,380,405     $51,093,268     $    36,302,425    $ 524,691,864      $ 522,967,837     $2,411,774,661
================= ============== =============== =================== ================ ================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    MIST METLIFE BALANCED STRATEGY  MIST METLIFE DEFENSIVE STRATEGY    MIST METLIFE GROWTH STRATEGY
                                                       SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                    ------------------------------- -------------------------------- -------------------------------
                                         2011             2010            2011             2010           2011           2010
                                    --------------- --------------- ---------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $     (321,986) $   23,823,222  $   13,078,305   $   24,675,209  $   (4,554,922) $    4,153,595
  Net realized gains (losses)           (7,135,125)     (8,304,795)     14,867,735        6,974,977     (39,528,555)    (69,645,465)
  Change in unrealized gains
     (losses) on investments          (245,352,817)    615,445,203     (24,804,181)     129,661,482    (246,366,960)    719,869,373
                                    --------------- --------------- ---------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (252,809,928)    630,963,630       3,141,859      161,311,668    (290,450,437)    654,377,503
                                    --------------- --------------- ---------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              814,583,313     999,224,042     182,485,981      289,119,491     193,760,643     209,101,091
  Net transfers (including fixed
     account)                          196,744,445     306,719,217     195,534,217      209,055,614    (151,802,510)   (103,089,847)
  Contract charges                     (57,236,656)    (39,416,993)    (18,564,973)     (13,246,517)    (47,370,881)    (44,853,911)
  Transfers for contract benefits
     and terminations                 (373,915,527)   (292,332,034)   (137,707,918)    (108,776,548)   (290,038,140)   (229,225,934)
                                    --------------- --------------- ---------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      580,175,575     974,194,232     221,747,307      376,152,040    (295,450,888)   (168,068,601)
                                    --------------- --------------- ---------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                   327,365,647   1,605,157,862     224,889,166      537,463,708    (585,901,325)    486,308,902
NET ASSETS:
  Beginning of year                  6,437,293,439   4,832,135,577   2,003,850,499    1,466,386,791   5,512,372,206   5,026,063,304
                                    --------------- --------------- ---------------- --------------- --------------- ---------------
  End of year                       $6,764,659,086  $6,437,293,439  $2,228,739,665   $2,003,850,499  $4,926,470,881  $5,512,372,206
                                    =============== =============== ================ =============== =============== ===============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                                               MIST
  MIST METLIFE MODERATE STRATEGY  MIST MFS EMERGING MARKETS EQUITY  MIST MFS RESEARCH INTERNATIONAL   MORGAN STANLEY MID CAP GROWTH
                     SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------------- --------------------------------  -------------------------------- ------------------------------
       2011              2010             2011             2010           2011              2010           2011            2010
---------------- ---------------- ---------------- ---------------  ---------------- --------------- ---------------- -------------
$    8,260,756   $    21,827,918   $     (671,032)   $ (1,558,940)  $     853,295    $     219,400   $   (943,364)    $(1,024,509)
     4,489,424        (1,300,604)       2,261,367         184,674      (1,887,551)      (4,301,992)     3,247,280         249,855
   (77,648,493)      249,479,440      (86,014,482)     57,796,915     (37,450,859)      32,018,558    (12,429,566)     19,404,837
---------------- ---------------- ---------------- ---------------  ---------------- --------------- ---------------- -------------
   (64,898,313)      270,006,754      (84,424,147)     56,422,649     (38,485,115)      27,935,966    (10,125,650)     18,630,183
---------------- ---------------- ---------------- ---------------  ---------------- --------------- ---------------- -------------
   403,616,625       566,634,946       90,838,512      98,823,178      29,751,782       33,595,278     42,198,117      20,931,300
    95,648,790       221,642,130       17,483,888      33,608,948         717,053       (4,781,993)    (5,096,769)       (368,519)
   (28,680,181)      (18,256,739)      (3,183,140)     (1,721,209)     (2,096,405)      (1,690,651)      (769,195)       (484,810)
  (175,664,925)     (134,165,438)     (16,209,205)    (11,726,391)    (22,594,114)     (17,692,270)    (5,809,772)     (3,982,569)
---------------- ---------------- ---------------- ---------------  ---------------- --------------- ---------------- -------------
   294,920,309       635,854,899       88,930,055     118,984,526       5,778,316        9,430,364     30,522,381      16,095,402
---------------- ---------------- ---------------- ---------------  ---------------- --------------- ---------------- -------------
   230,021,996       905,861,653        4,505,908     175,407,175     (32,706,799)      37,366,330     20,396,731      34,725,585
 3,094,289,659     2,188,428,006      365,169,255     189,762,080     318,521,626      281,155,296     89,015,672      54,290,087
---------------- ---------------- ---------------- ---------------  ---------------- --------------- ---------------- -------------
$3,324,311,655   $ 3,094,289,659   $  369,675,163    $365,169,255   $ 285,814,827    $ 318,521,626   $109,412,403     $89,015,672
================ ================ ================ ===============  ================ =============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                MIST                    MIST PIMCO
                                    OPPENHEIMER CAPITAL APPRECIATION      INFLATION PROTECTED BOND          MIST PIMCO TOTAL RETURN
                                                         SUB-ACCOUNT                   SUB-ACCOUNT                      SUB-ACCOUNT
                                    --------------------------------- ----------------------------- --------------------------------
                                            2011             2010           2011           2010            2011             2010
                                    ------------------ -------------- -------------- -------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $  (2,724,394)   $  (2,151,099) $     248,916    $ 3,575,617  $   21,344,897   $   23,217,472
  Net realized gains (losses)            (7,215,537)      (9,290,928)    44,131,061     15,232,778      63,047,734       11,470,536
  Change in unrealized gains
     (losses) on investments              4,937,085       25,130,998     34,838,493     12,409,725     (55,437,622)      43,519,330
                                    ------------------ -------------- -------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (5,002,846)      13,688,971     79,218,470     31,218,120      28,955,009       78,207,338
                                    ------------------ -------------- -------------- -------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 3,688,939        3,281,141    160,129,547    186,076,017     333,186,254      528,002,334
  Net transfers (including fixed
     account)                            (8,584,991)      (7,070,024)    43,327,552     55,668,915     149,409,647      193,559,819
  Contract charges                         (881,536)        (906,090)    (7,523,652)    (3,960,123)    (17,297,164)      (9,123,029)
  Transfers for contract benefits
     and terminations                   (17,745,634)     (14,069,318)   (49,718,972)   (36,501,799)   (115,097,777)     (84,494,300)
                                    ------------------ -------------- -------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (23,523,222)     (18,764,291)   146,214,475    201,283,010     350,200,960      627,944,824
                                    ------------------ -------------- -------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets                    (28,526,068)      (5,075,320)   225,432,945    232,501,130     379,155,969      706,152,162
NET ASSETS:
  Beginning of year                     196,389,755      201,465,075    711,162,874    478,661,744   1,761,602,464    1,055,450,302
                                    ------------------ -------------- -------------- -------------- --------------- ----------------
  End of year                         $ 167,863,687    $ 196,389,755  $ 936,595,819   $711,162,874  $2,140,758,433   $1,761,602,464
                                    ================== ============== ============== ============== =============== ================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                       MIST PYRAMIS
                                                                         GOVERNMENT                  MIST RAINIER
               MIST PIONEER FUND     MIST PIONEER STRATEGIC INCOME           INCOME              LARGE CAP EQUITY
                     SUB-ACCOUNT                       SUB-ACCOUNT      SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------------- --------------------------------- ---------------- -----------------------------
           2011             2010             2011             2010          2011 (b)           2011          2010
------------------ ---------------- ---------------- ---------------- ---------------- --------------- -------------
  $    (404,574)    $   (478,869)   $  15,499,854    $  10,372,053    $    (133,903)   $   (626,323)   $  (418,759)
          2,955           88,907        3,282,994          393,452        3,899,211         506,257       (368,008)
     (8,916,886)      13,686,623       (9,616,858)      20,915,857        6,372,332      (2,839,226)     5,878,677
------------------ ---------------- ---------------- ---------------- ---------------- --------------- -------------
     (9,318,505)      13,296,661        9,165,990       31,681,362       10,137,640      (2,959,292)     5,091,910
------------------ ---------------- ---------------- ---------------- ---------------- --------------- -------------
     61,189,474       43,813,736      177,819,764      122,502,926      409,917,993      10,685,807      8,349,710
     10,727,039        6,452,572       26,591,363       35,965,663       74,096,298       6,717,153       (344,347)
     (1,064,843)        (405,987)      (3,302,752)      (1,532,681)              --        (414,459)      (271,652)
     (5,980,748)      (3,551,027)     (29,614,683)     (20,015,981)      (3,678,580)     (1,926,027)    (1,335,546)
------------------ ---------------- ---------------- ---------------- ---------------- --------------- -------------
     64,870,922       46,309,294      171,493,692      136,919,927      480,335,711      15,062,474      6,398,165
------------------ ---------------- ---------------- ---------------- ---------------- --------------- -------------
     55,552,417       59,605,955      180,659,682      168,601,289      490,473,351      12,103,182     11,490,075
    112,914,666       53,308,711      419,601,867      251,000,578               --      45,894,091     34,404,016
------------------ ---------------- ---------------- ---------------- ---------------- --------------- -------------
  $ 168,467,083     $112,914,666    $ 600,261,549    $ 419,601,867    $ 490,473,351    $ 57,997,273    $45,894,091
================== ================ ================ ================ ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                MIST RCM TECHNOLOGY     MIST SSGA GROWTH AND INCOME ETF       MIST SSGA GROWTH ETF
                                                        SUB-ACCOUNT                         SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------------- ---------------------------------- ---------------------------
                                           2011              2010         2011              2010              2011         2010

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (1,887,518)   $  (1,373,160) $    2,335,351    $  (2,837,549)  $     74,049    $  (475,732)
  Net realized gains (losses)             2,692,086         (256,411)     27,169,125          133,539      2,402,527      1,702,495
  Change in unrealized gains
     (losses) on investments            (14,827,788)      22,084,395     (43,866,906)      78,303,612    (19,223,624)    29,566,077
                                    ----------------- --------------- ---------------- ----------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (14,023,220)      20,454,824     (14,362,430)      75,599,602    (16,747,048)    30,792,840
                                    ----------------- --------------- ---------------- ----------------- ------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                15,171,516       15,191,832     322,792,892      380,468,433     77,623,019     80,239,314
  Net transfers (including fixed
     account)                             1,760,386        4,638,445     135,843,318      246,936,681     39,485,865     59,618,400
  Contract charges                         (785,114)        (485,886)    (12,290,454)      (4,250,216)    (3,529,118)    (1,658,321)
  Transfers for contract benefits
     and terminations                    (8,210,063)      (4,684,902)    (37,015,016)     (17,106,759)   (13,153,235)    (6,830,381)
                                    ----------------- --------------- ---------------- ----------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         7,936,725       14,659,489     409,330,740      606,048,139     100,426,531   131,369,012
                                    ----------------- --------------- ---------------- ----------------- ------------- -------------
     Net increase (decrease)
       in net assets                     (6,086,495)      35,114,313     394,968,310      681,647,741      83,679,483   162,161,852
NET ASSETS:
  Beginning of year                     109,729,016       74,614,703     995,772,752      314,125,011     325,453,346   163,291,494
                                    ----------------- --------------- ---------------- ----------------- ------------- -------------
  End of year                       $   103,642,521    $ 109,729,016  $1,390,741,062    $ 995,772,752   $ 409,132,829  $325,453,346
                                    ================= =============== ================ ================= ============= =============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                MIST                            MIST
MIST T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH    THIRD AVENUE SMALL CAP VALUE   MIST TURNER MID CAP GROWTH
                       SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT
------------------------------------- ------------------------------- ------------------------------- -----------------------------
       2011                2010             2011             2010           2011             2010           2011          2010
------------------ ------------------ ---------------- -------------- ---------------- -------------- ---------------- ------------
$    (4,421,942)    $   (2,179,634)    $ (7,260,503)   $  (4,952,884) $  (1,626,649)   $  (1,246,284)  $ (1,456,529)   $(1,052,221)
     (7,384,308)       (11,738,174)      18,524,237        1,190,797      1,034,386         (801,208)     1,449,705       (238,041)
    (17,691,215)        88,503,005      (28,498,595)      79,898,499    (33,815,082)      51,293,976     (8,573,460)    16,851,840
------------------ ------------------ ---------------- -------------- ---------------- -------------- ---------------- ------------
    (29,497,465)        74,585,197      (17,234,861)      76,136,412    (34,407,345)      49,246,484     (8,580,284)    15,561,578
------------------ ------------------ ---------------- -------------- ---------------- -------------- ---------------- ------------
     30,484,726         34,498,056       78,726,422       81,005,710     30,530,090       35,681,864     12,804,091     12,031,375
     (3,998,104)        (9,485,921)      (8,433,758)      16,938,802     (9,772,257)      (1,476,974)       911,995      4,219,138
     (2,253,601)        (1,907,565)      (3,394,080)      (1,874,240)    (1,969,170)      (1,539,921)      (633,919)      (401,167)
    (46,120,070)       (41,749,572)     (25,367,529)     (15,531,496)   (21,369,368)     (16,870,282)    (4,678,174)    (3,352,777)
------------------ ------------------ ---------------- -------------- ---------------- -------------- ---------------- ------------
    (21,887,049)       (18,645,002)      41,531,055       80,538,776     (2,580,705)      15,794,687      8,403,993     12,496,569
------------------ ------------------ ---------------- -------------- ---------------- -------------- ---------------- ------------
    (51,384,514)        55,940,195       24,296,194      156,675,188    (36,988,050)      65,041,171       (176,291)    28,058,147
    558,423,606        502,483,411      414,850,131      258,174,943    327,520,477      262,479,306     83,688,741     55,630,594
------------------ ------------------ ---------------- -------------- ---------------- -------------- ---------------- ------------
$   507,039,092     $  558,423,606     $439,146,325    $ 414,850,131  $ 290,532,427    $ 327,520,477   $ 83,512,450    $83,688,741
================== ================== ================ ============== ================ ============== ================ ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                                     MSF BARCLAYS
                                            MIST VAN KAMPEN COMSTOCK  MSF ARTIO INTERNATIONAL STOCK  CAPITAL AGGREGATE BOND INDEX
                                                         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                    --------------------------------- ------------------------------ -----------------------------
                                            2011             2010           2011           2010            2011           2010
                                    ------------------ -------------- -------------- --------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (1,034,826)   $    (119,726) $      (467)   $       (7,860) $   1,947,945    $   605,025
  Net realized gains (losses)               900,637          104,490     (261,978)         (397,491)       315,491        114,537
  Change in unrealized gains
     (losses) on investments             (8,468,416)      25,565,625     (504,227)          580,114      4,224,865        572,374
                                    ------------------ -------------- -------------- --------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (8,602,605)      25,550,389     (766,672)          174,763      6,488,301      1,291,936
                                    ------------------ -------------- -------------- --------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                51,165,602       45,629,577       10,658            16,090     28,770,480     39,404,408
  Net transfers (including fixed
     account)                            11,287,586       10,047,975       61,173           205,234     14,687,646     18,788,029
  Contract charges                       (1,720,362)        (973,881)      (1,072)           (1,253)      (982,596)      (281,641)
  Transfers for contract benefits
     and terminations                   (16,228,131)     (10,735,249)    (480,245)         (370,265)    (5,464,816)    (2,421,734)
                                    ------------------ -------------- -------------- --------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        44,504,695       43,968,422     (409,486)         (150,194)    37,010,714     55,489,062
                                    ------------------ -------------- -------------- --------------- ---------------- ------------
     Net increase (decrease)
       in net assets                     35,902,090       69,518,811   (1,176,158)           24,569     43,499,015     56,780,998
NET ASSETS:
  Beginning of year                     230,561,318      161,042,507    3,979,701         3,955,132     86,674,964     29,893,966
                                    ------------------ -------------- -------------- --------------- ---------------- ------------
  End of year                       $   266,463,408    $ 230,561,318  $ 2,803,543    $    3,979,701  $ 130,173,979    $86,674,964
                                    ================== ============== ============== =============== ================ ============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                 MSF BLACKROCK
     MSF BLACKROCK BOND INCOME    MSF BLACKROCK LARGE CAP VALUE        LEGACY LARGE CAP GROWTH       MSF BLACKROCK MONEY MARKET
                   SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
--------------------------------- -------------------------------- ------------------------------ --------------------------------
       2011            2010           2011              2010            2011           2010             2011            2010
----------------- --------------- -------------- ----------------- --------------- -------------- ---------------- ---------------
$    1,050,232    $    946,236    $    (5,040)   $       (6,964)   $   (172,815)   $  (117,547)   $  (9,579,710)   $ (9,500,601)
       209,734          88,985        (83,604)         (131,394)        528,200        313,167               --              --
     1,003,839       1,711,245        126,889           334,187      (1,851,168)     1,246,529               --              --
----------------- --------------- -------------- ----------------- --------------- -------------- ---------------- ---------------
     2,263,805       2,746,466         38,245           195,829      (1,495,783)     1,442,149       (9,579,710)     (9,500,601)
----------------- --------------- -------------- ----------------- --------------- -------------- ---------------- ---------------
     5,985,522       7,431,346        188,074           206,964       2,010,128        718,471      174,296,327     200,280,780
       415,326         (24,972)       346,199             5,765       2,344,082       (103,953)      42,625,335    (102,198,285)
      (455,472)       (346,239)          (212)             (291)        (76,170)       (44,148)      (5,507,909)     (4,785,118)
    (6,006,341)     (5,107,032)      (554,227)         (319,095)       (996,762)      (868,449)    (122,094,836)   (106,443,255)
----------------- --------------- -------------- ----------------- --------------- -------------- ---------------- ---------------
       (60,965)      1,953,103        (20,166)         (106,657)      3,281,278       (298,079)      89,318,917     (13,145,878)
----------------- --------------- -------------- ----------------- --------------- -------------- ---------------- ---------------
     2,202,840       4,699,569         18,079            89,172       1,785,495      1,144,070       79,739,207     (22,646,479)
    47,336,145      42,636,576      2,872,585         2,783,413       9,563,155      8,419,085      553,885,805     576,532,284
----------------- --------------- -------------- ----------------- --------------- -------------- ---------------- ---------------
$   49,538,985    $ 47,336,145    $ 2,890,664    $    2,872,585    $ 11,348,650    $ 9,563,155    $ 633,625,012    $553,885,805
================= =============== ============== ================= =============== ============== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                             MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS            MSF JENNISON GROWTH
                                                         SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                    ----------------------------------- ----------------------------- ----------------------------
                                            2011             2010             2011         2010            2011           2010
                                    ------------------ ---------------- -------------- -------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (3,661,209)    $ (3,847,449)   $   (36,847)   $   (15,392)   $  (3,862,754) $ (2,553,927)
  Net realized gains (losses)             3,865,479          724,558       (166,827)      (191,128)       4,303,744       113,415
  Change in unrealized gains
     (losses) on investments            (37,130,418)      57,763,744       (198,036)       775,693       (4,175,864)   23,243,885
                                    ------------------ ---------------- -------------- -------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (36,926,148)      54,640,853       (401,710)       569,173       (3,734,874)   20,803,373
                                    ------------------ ---------------- -------------- -------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                68,707,355       88,556,952        502,756        930,358       28,373,571    37,818,417
  Net transfers (including fixed
     account)                             1,728,239        8,497,558        339,769        234,046       (3,830,425)    6,868,212
  Contract charges                       (4,208,506)      (2,997,527)       (40,341)       (26,263)      (1,729,006)   (1,222,061)
  Transfers for contract benefits
     and terminations                   (36,932,443)     (29,777,128)    (1,066,219)      (512,619)     (14,724,813)  (11,101,785)
                                    ------------------ ---------------- -------------- -------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        29,294,645       64,279,855       (264,035)       625,522        8,089,327    32,362,783
                                    ------------------ ---------------- -------------- -------------- -------------- -------------
     Net increase (decrease)
       in net assets                     (7,631,503)     118,920,708       (665,745)     1,194,695        4,354,453    53,166,156
NET ASSETS:
  Beginning of year                     606,785,200      487,864,492      5,267,530      4,072,835      243,817,657   190,651,501
                                    ------------------ ---------------- -------------- -------------- -------------- -------------
  End of year                       $   599,153,697     $606,785,200    $ 4,601,785    $ 5,267,530    $ 248,172,110  $243,817,657
                                    ================== ================ ============== ============== ============== =============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                          MSF MET/DIMENSIONAL
MSF LOOMIS SAYLES SMALL CAP CORE   MSF MET/ARTISAN MID CAP VALUE  INTERNATIONAL SMALL COMPANY  MSF METLIFE CONSERVATIVE ALLOCATION
                     SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT                          SUB-ACCOUNT
--------------------------------- ------------------------------- ---------------------------  ------------------------------------
      2011              2010             2011           2010            2011          2010          2011           2010
----------------- --------------- ---------------- -------------- --------------- -----------  --------------- --------------------
$     (163,817)   $      (66,625) $  (1,804,625)   $  (2,016,341) $    163,960    $   (74,101) $       67,670      $    275,768
       236,293            52,849     (4,721,063)      (8,689,096)    1,929,239      1,440,494         122,681           354,562
      (316,577)        1,146,011     16,718,666       35,137,677   (11,314,641)     4,020,489         (26,700)          307,150
----------------- --------------- ---------------- -------------- --------------- -----------  --------------- --------------------
      (244,101)        1,132,235     10,192,978       24,432,240    (9,221,442)     5,386,882         163,651           937,480
----------------- --------------- ---------------- -------------- --------------- -----------  --------------- --------------------
     3,145,758         3,008,912     14,435,287       15,548,005    12,367,561     11,080,864           9,587            74,196
       790,442         1,307,578     (4,525,054)      (7,453,544)   10,261,540      3,658,370       1,116,876        (1,366,604)
       (97,951)          (28,834)    (1,217,992)      (1,007,295)     (349,341)      (146,969)        (77,051)          (80,329)
      (500,976)         (186,487)   (17,228,405)     (13,585,886)   (1,583,390)    (1,665,871)       (815,906)         (337,980)
----------------- --------------- ---------------- -------------- --------------- -----------  --------------- --------------------
     3,337,273         4,101,169     (8,536,164)      (6,498,720)   20,696,370     12,926,394         233,506        (1,710,717)
----------------- --------------- ---------------- -------------- --------------- -----------  --------------- --------------------
     3,093,172         5,233,404      1,656,814       17,933,520    11,474,928     18,313,276         397,157          (773,237)
     7,224,075         1,990,671    213,857,206      195,923,686    35,750,236     17,436,960       9,998,191        10,771,428
----------------- --------------- ---------------- -------------- --------------- -----------  --------------- --------------------
$   10,317,247    $    7,224,075  $ 215,514,020    $ 213,857,206  $ 47,225,164    $35,750,236  $   10,395,348      $  9,998,191
================= =============== ================ ============== =============== ============ =============== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                        MSF METLIFE
                                CONSERVATIVE TO MODERATE ALLOCATION MSF METLIFE MID CAP STOCK INDEX  MSF METLIFE MODERATE ALLOCATION
                                                        SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                 ----------------------------------- ------------------------------- -------------------------------
                                         2011              2010            2011             2010             2011            2010
                                 ------------------ ---------------- ------------- ------------------ --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $      31,247       $    138,702   $   (611,052)   $    (260,215)   $     (96,570) $     363,596
  Net realized gains (losses)            249,879            107,507      3,676,366          (14,190)          92,206       (281,593)
  Change in unrealized gains
     (losses) on investments            (318,879)           548,177     (6,803,063)       9,587,123       (1,412,843)     4,846,286
                                 ------------------ ---------------- ------------- ------------------ --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (37,753)           794,386     (3,737,749)       9,312,718       (1,417,207)     4,928,289
                                 ------------------ ---------------- ------------- ------------------ --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 27,147             69,146     21,214,056       19,332,219          529,488        416,630
  Net transfers (including fixed
     account)                           (917,334)           (80,023)     4,811,816        8,788,748          755,597        941,258
  Contract charges                       (63,552)           (70,068)      (495,418)        (121,148)        (401,703)      (393,540)
  Transfers for contract benefits
     and terminations                 (1,122,419)          (471,770)    (3,459,711)      (1,822,663)      (3,899,306)    (2,033,561)
                                 ------------------ ---------------- ------------- ------------------ --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (2,076,158)          (552,715)    22,070,743       26,177,156       (3,015,924)    (1,069,213)
                                 ------------------ ---------------- ------------- ------------------ --------------- --------------
     Net increase (decrease)
       in net assets                  (2,113,911)           241,671     18,332,994       35,489,874       (4,433,131)     3,859,076
NET ASSETS:
  Beginning of year                    9,257,856          9,016,185     59,472,935       23,983,061       48,715,861     44,856,785
                                 ------------------ ---------------- ------------- ------------------ --------------- --------------
  End of year                      $   7,143,945       $  9,257,856   $ 77,805,929    $  59,472,935    $  44,282,730  $  48,715,861
                                 ================== ================ ============= ================== =============== ==============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                      MSF METLIFE
MODERATE TO AGGRESSIVE ALLOCATION           MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN                 MSF MFS VALUE
                      SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------------ --------------------------------- ------------------------------- -----------------------------
          2011               2010             2011             2010         2011            2010            2011          2010
----------------- ------------------ ---------------- ---------------- --------------- --------------- --------------- -------------
$     (161,655)   $       219,362    $    (541,316)   $    (321,143)   $    420,877    $    521,435    $    (51,339)   $  (135,936)
      (336,754)          (651,563)       6,222,006       (1,255,570)       (473,539)       (860,808)        110,867       (310,701)
    (2,412,130)         6,983,802       (6,858,838)      38,151,546         350,834       3,449,400        (361,758)     4,411,295
----------------- ------------------ ---------------- ---------------- --------------- --------------- --------------- -------------
    (2,910,539)         6,551,601       (1,178,148)      36,574,833         298,172       3,110,027        (302,230)     3,964,658
----------------- ------------------ ---------------- ---------------- --------------- --------------- --------------- -------------
       354,953            283,570       35,862,652       42,455,345       1,538,084       2,095,943       5,478,914      6,763,435
      (692,805)           770,376        3,699,860        3,607,353        (917,347)       (777,300)     (3,242,915)     2,915,996
      (534,363)          (520,426)      (1,876,090)      (1,245,063)        (94,916)        (82,268)       (342,572)      (238,593)
    (5,262,248)        (1,880,898)     (23,701,570)     (19,449,033)     (5,109,884)     (4,441,917)     (3,266,565)    (1,959,275)
----------------- ------------------ ---------------- ---------------- --------------- --------------- --------------- -------------
    (6,134,463)        (1,347,378)      13,984,852       25,368,602      (4,584,063)     (3,205,542)     (1,373,138)     7,481,563
----------------- ------------------ ---------------- ---------------- --------------- --------------- --------------- -------------
    (9,045,002)         5,204,223       12,806,704       61,943,435      (4,285,891)        (95,515)     (1,675,368)    11,446,221
    57,766,976         52,562,753      343,187,076      281,243,641      40,676,709      40,772,224      45,430,281     33,984,060
----------------- ------------------ ---------------- ---------------- --------------- --------------- --------------- -------------
$   48,721,974    $    57,766,976    $ 355,993,780    $ 343,187,076    $ 36,390,818    $ 40,676,709    $ 43,754,913    $45,430,281
================= ================== ================ ================ =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                                                MSF
                                        MSF MORGAN STANLEY EAFE INDEX  MSF NEUBERGER BERMAN GENESIS  NEUBERGER BERMAN MID CAP VALUE
                                                          SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                    ---------------------------------- ----------------------------- -------------------------------
                                            2011             2010            2011           2010           2011            2010
                                    ------------------ --------------- --------------- ------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $     516,838     $     300,599   $   (65,542)    $   (71,882)  $  (38,624)    $      (10,254)
  Net realized gains (losses)              (214,534)         (373,439)     (367,718)       (650,477)      11,924             14,391
  Change in unrealized gains
     (losses) on investments            (11,175,105)        3,884,414       835,096       2,336,728     (341,843)           277,374
                                    ------------------ --------------- --------------- ------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (10,872,801)        3,811,574       401,836       1,614,369     (368,543)           281,511
                                    ------------------ --------------- --------------- ------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                17,895,684        21,515,731     1,545,630         913,386    2,485,937          1,248,510
  Net transfers (including fixed
     account)                             6,493,942         8,263,400       425,035        (369,832)     (81,603)           245,962
  Contract charges                         (482,401)         (160,371)       (1,915)           (690)     (25,178)            (3,205)
  Transfers for contract benefits
     and terminations                    (2,709,903)       (1,694,141)     (833,642)       (920,397)    (113,206)           (13,696)
                                    ------------------ --------------- --------------- ------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        21,197,322        27,924,619     1,135,108        (377,533)   2,265,950          1,477,571
                                    ------------------ --------------- --------------- ------------- -------------- ----------------
     Net increase (decrease)
       in net assets                     10,324,521        31,736,193     1,536,944       1,236,836    1,897,407          1,759,082
NET ASSETS:
  Beginning of year                      58,834,689        27,098,496     9,730,049       8,493,213    1,984,636            225,554
                                    ------------------ --------------- --------------- ------------- -------------- ----------------
  End of year                         $  69,159,210     $  58,834,689   $11,266,993     $ 9,730,049   $3,882,043     $    1,984,636
                                    ================== =============== =============== ============= ============== ================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                            MSF                               MSF
MSF OPPENHEIMER GLOBAL EQUITY          MSF RUSSELL 2000 INDEX    T. ROWE PRICE LARGE CAP GROWTH    T. ROWE PRICE SMALL CAP GROWTH
                  SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
-------------------------------- ------------------------------- --------------------------------- ---------------------------------
       2011            2010            2011            2010           2011               2010           2011               2010
---------------- --------------- --------------- --------------- -------------- ------------------ -------------- ------------------
$      33,748    $    (12,767)   $   (411,085)    $  (198,940)    $  (23,368)    $      (17,880)    $ (128,231)     $    (110,115)
       32,088        (121,999)        817,885          84,268         50,572              4,288        674,320            262,986
   (1,057,952)      1,598,724      (4,414,923)      7,422,690        (71,297)           174,952       (496,604)         1,841,343
---------------- --------------- --------------- --------------- -------------- ------------------ -------------- ------------------
     (992,116)      1,463,958      (4,008,123)      7,308,018        (44,093)           161,360         49,485          1,994,214
---------------- --------------- --------------- --------------- -------------- ------------------ -------------- ------------------
       14,604          45,146      17,451,216      17,061,843         10,423              4,645        164,091            153,649
     (112,692)       (349,931)      6,432,166       8,588,645        290,485            156,041       (107,084)           152,774
      (48,035)        (46,244)       (418,129)       (110,588)          (525)              (517)       (64,784)           (55,446)
     (803,879)       (744,464)     (2,168,425)     (1,392,164)      (156,316)          (117,700)      (827,214)          (366,307)
---------------- --------------- --------------- --------------- -------------- ------------------ -------------- ------------------
     (950,002)     (1,095,493)     21,296,828      24,147,736        144,067             42,469       (834,991)          (115,330)
---------------- --------------- --------------- --------------- -------------- ------------------ -------------- ------------------
   (1,942,118)        368,465      17,288,705      31,455,754         99,974            203,829       (785,506)         1,878,884
   11,272,119      10,903,654      46,792,763      15,337,009      1,365,647          1,161,818      8,285,648          6,406,764
---------------- --------------- --------------- --------------- -------------- ------------------ -------------- ------------------
$   9,330,001    $ 11,272,119    $ 64,081,468     $46,792,763     $1,465,621     $    1,365,647     $7,500,142      $   8,285,648
================ =============== =============== =============== ============== ================== ============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                        MSF VAN ECK                 MSF WESTERN ASSET
                                           GLOBAL NATURAL RESOURCES        MANAGEMENT U.S. GOVERNMENT    NEUBERGER BERMAN GENESIS
                                                        SUB-ACCOUNT                       SUB-ACCOUNT                 SUB-ACCOUNT
                                    ---------------------------------- --------------------------------- ---------------------------
                                           2011              2010            2011             2010             2011         2010
                                    ------------------ --------------- ---------------- ---------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $    (462,898)   $   (514,602)   $    (708,643)   $   1,314,477    $        (3)   $     (79)
  Net realized gains (losses)             9,617,357       2,100,435        7,987,260          693,982            710          463
  Change in unrealized gains
     (losses) on investments            (31,541,279)     12,805,750        1,445,269        3,670,982           (351)       1,309
                                    ------------------ --------------- ---------------- ---------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (22,386,820)     14,391,583        8,723,886        5,679,441            356        1,693
                                    ------------------ --------------- ---------------- ---------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                34,219,632      29,380,798       59,541,185       59,447,399             --           --
  Net transfers (including fixed
     account)                            23,949,431      13,938,995       18,969,886       20,021,970             --           --
  Contract charges                         (935,611)       (264,726)      (1,915,584)      (1,131,770)            --           --
  Transfers for contract benefits
     and terminations                    (2,885,420)       (710,853)     (14,697,313)     (10,034,988)        (1,576)      (1,815)
                                    ------------------ --------------- ---------------- ---------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        54,348,032      42,344,214       61,898,174       68,302,611         (1,576)      (1,815)
                                    ------------------ --------------- ---------------- ---------------- -------------- ------------
     Net increase (decrease)
       in net assets                     31,961,212      56,735,797       70,622,060       73,982,052         (1,220)        (122)
NET ASSETS:
  Beginning of year                      74,371,723      17,635,926      214,907,918      140,925,866          8,663        8,785
                                    ------------------ --------------- ---------------- ---------------- -------------- ------------
  End of year                         $ 106,332,935    $ 74,371,723    $ 285,529,978    $ 214,907,918    $     7,443    $   8,663
                                    ================== =============== ================ ================ ============== ============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                     OPPENHEIMER VA                  OPPENHEIMER VA
OPPENHEIMER VA CORE BOND    GLOBAL STRATEGIC INCOME    MAIN STREET SMALL- & MID-CAP    OPPENHEIMER VA MAIN STREET
             SUB-ACCOUNT                SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------- -------------------------- ------------------------------- -----------------------------
     2011          2010          2011          2010          2011            2010           2011           2010
-------------- ------------ -------------- ----------- --------------- --------------- -------------- --------------
 $      447     $    781    $        76    $  1,178    $   (767,564)   $   (533,716)   $      (135)   $      (333)
       (199)     (25,321)            58         610         203,212         126,865            433         (1,607)
        420       27,071           (154)       (781)     (2,478,847)     12,065,565         (1,737)        17,514
-------------- ------------ -------------- ----------- --------------- --------------- -------------- --------------
        668        2,531            (20)      1,007      (3,043,199)     11,658,714         (1,439)        15,574
-------------- ------------ -------------- ----------- --------------- --------------- -------------- --------------
         --           --             --          --      19,198,573      18,693,771             --             --
         --           --             --          --      (1,296,984)     (1,159,906)            --             --
         --           --             --          --        (583,543)       (343,300)            --             --
       (403)     (50,402)            (2)    (11,485)     (3,112,303)     (2,399,412)       (10,510)       (17,151)
-------------- ------------ -------------- ----------- --------------- --------------- -------------- --------------
       (403)     (50,402)            (2)    (11,485)     14,205,743      14,791,153        (10,510)       (17,151)
-------------- ------------ -------------- ----------- --------------- --------------- -------------- --------------
        265      (47,871)           (22)    (10,478)     11,162,544      26,449,867        (11,949)        (1,577)
      9,885       57,756          4,097      14,575      70,331,777      43,881,910        119,249        120,826
-------------- ------------ -------------- ----------- --------------- --------------- -------------- --------------
 $   10,150     $  9,885    $     4,075    $  4,097    $ 81,494,321    $ 70,331,777    $   107,300    $   119,249
============== ============ ============== =========== =============== =============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                              OPPENHEIMER VA MONEY      PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS
                                                       SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                    ------------------------------- ----------------------------- -------------------------------
                                           2011            2010           2011           2010           2011           2010
                                    ---------------- -------------- -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $    (1,601)  $   (1,605)    $  (16,195)    $  (18,476)    $  (14,258)    $    (14,019)
  Net realized gains (losses)                    --           --         66,099         22,967        130,082           51,198
  Change in unrealized gains
     (losses) on investments                     --           --       (151,331)       155,011       (342,409)         110,840
                                    ---------------- -------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                       (1,601)      (1,605)      (101,427)       159,502       (226,585)         148,019
                                    ---------------- -------------- -------------- -------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                        --           --         49,717         54,370          1,532           43,087
  Net transfers (including fixed
     account)                                    --           --        (11,643)       197,796       (235,661)          45,142
  Contract charges                               --           --        (22,314)       (19,010)        (7,667)          (7,268)
  Transfers for contract benefits
     and terminations                            --           (2)       (71,015)       (67,707)       (38,456)         (37,357)
                                    ---------------- -------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions                --           (2)       (55,255)       165,449       (280,252)          43,604
                                    ---------------- -------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets                         (1,601)      (1,607)      (156,682)       324,951       (506,837)         191,623
NET ASSETS:
  Beginning of year                         116,310      117,917      2,192,843      1,867,892      1,212,537        1,020,914
                                    ---------------- -------------- -------------- -------------- -------------- ----------------
  End of year                           $   114,709   $  116,310     $2,036,161     $2,192,843     $  705,700     $  1,212,537
                                    ================ ============== ============== ============== ============== ================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                              PIONEER VCT                     PIONEER VCT
PIONEER VCT EQUITY INCOME      IBBOTSON GROWTH ALLOCATION    IBBOTSON MODERATE ALLOCATION     PIONEER VCT MID CAP VALUE
              SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
---------------------------- ------------------------------- ------------------------------- -----------------------------
      2011          2010            2011           2010            2011            2010            2011          2010
-------------- ------------- --------------- --------------- --------------- --------------- --------------- -------------
$     1,420    $    1,630    $     54,501    $     39,491     $    258,516   $     252,038    $   (382,036)  $  (225,376)
     25,366        17,928         570,575         360,330          478,836         221,662        (196,587)     (237,712)
     (8,175)       38,303      (1,522,642)      1,818,686       (1,687,092)      2,500,603      (3,104,961)    6,635,500
-------------- ------------- --------------- --------------- --------------- --------------- --------------- -------------
     18,611        57,861        (897,566)      2,218,507         (949,740)      2,974,303      (3,683,584)    6,172,412
-------------- ------------- --------------- --------------- --------------- --------------- --------------- -------------
     17,935         9,062         511,714       1,115,979          328,456         411,530      10,108,088     7,085,201
      2,188        (9,014)         91,092        (327,776)        (397,747)        225,730          93,726       950,970
     (3,408)       (2,995)       (171,221)       (126,183)        (304,770)       (244,941)       (247,775)     (158,947)
    (39,808)      (33,620)     (1,184,076)       (428,428)        (224,335)       (166,894)     (3,747,196)   (2,465,321)
-------------- ------------- --------------- --------------- --------------- --------------- --------------- -------------
    (23,093)      (36,567)       (752,491)        233,592         (598,396)        225,425       6,206,843     5,411,903
-------------- ------------- --------------- --------------- --------------- --------------- --------------- -------------
     (4,482)       21,294      (1,650,057)      2,452,099       (1,548,136)      3,199,728       2,523,259    11,584,315
    375,754       354,460      19,386,421      16,934,322       27,517,066      24,317,338      46,621,818    35,037,503
-------------- ------------- --------------- --------------- --------------- --------------- --------------- -------------
$   371,272    $  375,754    $ 17,736,364    $ 19,386,421     $ 25,968,930   $  27,517,066    $ 49,145,077   $46,621,818
============== ============= =============== =============== =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                      PIONEER VCT REAL ESTATE SHARES   T. ROWE PRICE GROWTH STOCK  T. ROWE PRICE INTERNATIONAL STOCK
                                                         SUB-ACCOUNT                  SUB-ACCOUNT                        SUB-ACCOUNT
                                    -------------------------------- ---------------------------- ----------------------------------
                                           2011             2010           2011           2010           2011             2010
                                    ---------------- --------------- -------------- ------------- -------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $     1,519   $      1,872    $  (59,282)   $  (56,018)    $    2,664      $      2,058
  Net realized gains (losses)                38,424         28,087       190,162        12,135          7,435            (5,699)
  Change in unrealized gains
     (losses) on investments                (16,981)        27,619      (236,045)    1,033,917       (113,333)          114,449
                                    ---------------- --------------- -------------- ------------- -------------- -------------------
     Net increase (decrease)
       in net assets resulting
       from operations                       22,962         57,578      (105,165)      990,034       (103,234)          110,808
                                    ---------------- --------------- -------------- ------------- -------------- -------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                     5,618          5,951       216,607       203,128         41,333            38,671
  Net transfers (including fixed
     account)                                32,428        (16,768)     (663,078)     (490,172)       (34,802)          (74,296)
  Contract charges                           (2,402)        (2,048)       (1,812)       (1,988)          (248)             (245)
  Transfers for contract benefits
     and terminations                       (40,967)       (39,423)     (601,473)     (523,405)      (129,646)          (20,782)
                                    ---------------- --------------- -------------- ------------- -------------- -------------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions            (5,323)       (52,288)   (1,049,756)     (812,437)      (123,363)          (56,652)
                                    ---------------- --------------- -------------- ------------- -------------- -------------------
     Net increase (decrease)
       in net assets                         17,639          5,290    (1,154,921)      177,597       (226,597)           54,156
NET ASSETS:
  Beginning of year                         234,208        228,918     7,170,858     6,993,261        932,126           877,970
                                    ---------------- --------------- -------------- ------------- -------------- -------------------
  End of year                           $   251,847   $    234,208    $6,015,937    $7,170,858     $  705,529      $    932,126
                                    ================ =============== ============== ============= ============== ===================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PRIME RESERVE          UIF U.S. REAL ESTATE
                SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------ -----------------------------
      2011            2010            2011          2010
-------------- --------------- --------------- -------------
$    (9,971)   $    (12,183)   $   (457,211)   $   402,580
         --              --      (1,101,621)    (3,793,020)
         --              --       4,597,096     18,634,695
-------------- --------------- --------------- -------------
     (9,971)        (12,183)      3,038,264     15,244,255
-------------- --------------- --------------- -------------
        256              --      14,746,373      7,881,010
   (193,918)         27,384      (3,659,645)    (6,001,729)
       (252)           (299)       (314,694)      (214,161)
    (86,977)       (150,759)     (6,209,041)    (4,411,829)
-------------- --------------- --------------- -------------
   (280,891)       (123,674)      4,562,993     (2,746,709)
-------------- --------------- --------------- -------------
   (290,862)       (135,857)      7,601,257     12,497,546
  1,264,618       1,400,475      68,963,648     56,466,102
-------------- --------------- --------------- -------------
$   973,756    $  1,264,618    $ 76,564,905    $68,963,648
============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds) ("Invesco V.I.")
American Funds Insurance Series ("American Funds")
DWS Variable Series I ("DWS I")
Federated Insurance Series ("Federated")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
  ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust
  ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*
MFS Variable Insurance Trust ("MFS VIT")
Neuberger Berman Equity Funds ("Neuberger Berman")
Oppenheimer Variable Account Funds
  ("Oppenheimer VA")
Pioneer Variable Contracts Trust ("Pioneer VCT")
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price Prime Reserve Fund, Inc.
The Alger Portfolios ("Alger")
The Universal Institutional Funds, Inc. ("UIF")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUB-ACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2011:

Alger Small Cap Growth Sub-Account
American Funds Bond Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization
  Sub-Account
American Funds Growth Sub-Account
American Funds Growth-Income Sub-Account
DWS I International Sub-Account
Federated High Income Bond Sub-Account
Federated Kaufman Sub-Account
Federated Managed Volatility Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Contrafund Sub-Account*
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP FundsManager 60% Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Index 500 Sub-Account
Fidelity VIP Mid Cap Sub-Account
Fidelity VIP Money Market Sub-Account*
Fidelity VIP Overseas Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Franklin Small Cap Value Securities
  Sub-Account
FTVIPT Mutual Shares Securities Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Global Bond Securities Sub-Account
Invesco V.I. Capital Appreciation Sub-Account
Invesco V.I. Core Equity Sub-Account
Invesco V.I. Global Real Estate Sub-Account
Invesco V.I. International Growth Sub-Account*
Invesco V.I. Van Kampen Capital Growth Sub-Account
Invesco V.I. Van Kampen Equity and Income
  Sub-Account*
Invesco V.I. Van Kampen Growth and Income
  Sub-Account*
Invesco V.I. Van Kampen Mid Cap Value Sub-Account
Janus Aspen Worldwide Sub-Account
LMPVET ClearBridge Variable Aggressive Growth
  Sub-Account*
LMPVET ClearBridge Variable Appreciation
  Sub-Account
LMPVET ClearBridge Variable Equity Income Builder
  Sub-Account*
LMPVET ClearBridge Variable Fundamental All Cap
  Value Sub-Account
LMPVET ClearBridge Variable Large Cap Growth
  Sub-Account
LMPVET ClearBridge Variable Large Cap Value
  Sub-Account
LMPVET ClearBridge Variable Small Cap Growth
  Sub-Account
LMPVET Investment Counsel Variable Social
  Awareness Sub-Account
LMPVET Variable Lifestyle Allocation 50%
  Sub-Account
LMPVET Variable Lifestyle Allocation 70%
  Sub-Account
LMPVET Variable Lifestyle Allocation 85%
  Sub-Account
LMPVIT Western Asset Variable Global High Yield
  Bond Sub-Account
MFS VIT Investors Trust Sub-Account
MFS VIT New Discovery Sub-Account
MFS VIT Research Sub-Account
MIST AllianceBernstein Global Dynamic Allocation
  Sub-Account**
MIST American Funds Balanced Allocation Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Allocation Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds International Sub-Account

MIST American Funds Moderate Allocation
  Sub-Account
MIST AQR Global Risk Balanced Sub-Account**
MIST BlackRock Global Tactical Strategies
  Sub-Account**
MIST BlackRock High Yield Sub-Account*
MIST BlackRock Large Cap Core Sub-Account
MIST Clarion Global Real Estate Sub-Account
MIST Dreman Small Cap Value Sub-Account*
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST Harris Oakmark International Sub-Account*
MIST Invesco Small Cap Growth Sub-Account*
MIST Janus Forty Sub-Account*
MIST Lazard Mid Cap Sub-Account
MIST Legg Mason ClearBridge Aggressive Growth
  Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account
MIST Met/Franklin Low Duration Total Return
  Sub-Account**
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
  Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Templeton International Bond Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST MetLife Balanced Plus Sub-Account**
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST MFS Research International Sub-Account*
MIST Morgan Stanley Mid Cap Growth Sub-Account*
MIST Oppenheimer Capital Appreciation
  Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST PIMCO Total Return Sub-Account*
MIST Pioneer Fund Sub-Account*
MIST Pioneer Strategic Income Sub-Account*
MIST Pyramis Government Income Sub-Account**
MIST Rainier Large Cap Equity Sub-Account
MIST RCM Technology Sub-Account*
MIST SSgA Growth and Income ETF Sub-Account
MIST SSgA Growth ETF Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)

MIST T. Rowe Price Large Cap Value Sub-Account*
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST Third Avenue Small Cap Value Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Van Kampen Comstock Sub-Account
MSF Artio International Stock Sub-Account*
MSF Barclays Capital Aggregate Bond Index
  Sub-Account*
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Large Cap Value Sub-Account
MSF BlackRock Legacy Large Cap Growth
  Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF Davis Venture Value Sub-Account*
MSF FI Value Leaders Sub-Account
MSF Jennison Growth Sub-Account*
MSF Loomis Sayles Small Cap Core Sub-Account
MSF Met/Artisan Mid Cap Value Sub-Account*
MSF Met/Dimensional International Small Company
  Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
  Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account*
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation
  Sub-Account
MSF MetLife Stock Index Sub-Account*
MSF MFS Total Return Sub-Account*

MSF MFS Value Sub-Account*
MSF Morgan Stanley EAFE Index Sub-Account*
MSF Neuberger Berman Genesis Sub-Account*
MSF Neuberger Berman Mid Cap Value Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF Russell 2000 Index Sub-Account*
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF Van Eck Global Natural Resources Sub-Account
MSF Western Asset Management U.S. Government
  Sub-Account*
Neuberger Berman Genesis Sub-Account
Oppenheimer VA Core Bond Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account
Oppenheimer VA Main Street Small- & Mid-Cap
  Sub-Account*
Oppenheimer VA Main Street Sub-Account
Oppenheimer VA Money Sub-Account
Pioneer VCT Cullen Value Sub-Account
Pioneer VCT Emerging Markets Sub-Account
Pioneer VCT Equity Income Sub-Account
Pioneer VCT Ibbotson Growth Allocation Sub-Account
Pioneer VCT Ibbotson Moderate Allocation Sub-Account
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Real Estate Shares Sub-Account
T. Rowe Price Growth Stock Sub-Account
T. Rowe Price International Stock Sub-Account
T. Rowe Price Prime Reserve Sub-Account
UIF U.S. Real Estate Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.

** This Sub-Account began operations during the year ended December 31, 2011.


3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2011:

FTVIPT Templeton Growth Securities Sub-Account
Invesco V.I. Basic Balanced Sub-Account
LMPVET ClearBridge Variable Capital Sub-Account
LMPVET ClearBridge Variable Dividend Strategy
  Sub-Account
LMPVIT Western Asset Variable Adjustable Rate
  Income Sub-Account

MIST Legg Mason Value Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
Pioneer VCT Bond Sub-Account
Pioneer VCT Fund Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2011:


NAME CHANGES:

FORMER NAME                                            NEW NAME
-----------                                            --------
Federated Capital Income Fund II                       Federated Managed Volatility Fund II

(MIST) Lord Abbett Growth and Income Portfolio         (MIST) T. Rowe Price Large Cap Value Portfolio

Oppenheimer Main Street Small Cap Fund/VA              Oppenheimer Main Street Small- & Mid-Cap Fund/VA


MERGERS:

FORMER PORTFOLIO                                        NEW PORTFOLIO
----------------                                        -------------
Invesco V.I. Basic Balanced Fund                        Invesco Van Kampen V.I. Equity and Income Fund

Legg Mason ClearBridge Variable Dividend Strategy       Legg Mason ClearBridge Variable Equity Income
  Portfolio                                               Builder Portfolio

(MIST) Legg Mason Value Equity Portfolio                (MIST) Legg Mason ClearBridge Aggressive Growth Portfolio

(MSF) MetLife Aggressive Allocation Portfolio           (MIST) MetLife Aggressive Strategy Portfolio


SUBSTITUTIONS:

FORMER PORTFOLIO                                        NEW PORTFOLIO
----------------                                        -------------
(FTVIPT) Templeton Growth Securities Fund               (MIST) Met/Templeton Growth Portfolio
Pioneer Bond VCT Portfolio                              (MIST) PIMCO Total Return Portfolio
Pioneer Fund VCT Portfolio                              (MIST) Pioneer Fund Portfolio
Legg Mason ClearBridge Variable Capital Portfolio       (MSF) Davis Venture Value Portfolio

LIQUIDATION:

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011-04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company, are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

  MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

  ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

  OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

  DISTRIBUTION EXPENSE -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

  GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

  EARNINGS PRESERVATION BENEFIT -- For an additional charge, the Company will provide this additional death benefit.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

  The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

  Mortality and Expense Risk              0.75% - 2.05%
  Administrative                          0.10% - 0.25%
  Optional Death Benefit Rider            0.15% - 0.35%
  Distribution Expense                            0.10%
  Guaranteed Minimum Accumulation Benefit         1.50%
  Earnings Preservation Benefit                   0.25%

  The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

  The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

  GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

  LIFETIME WITHDRAWAL GUARANTEE -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

  GUARANTEED WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

  GUARANTEED MINIMUM INCOME BENEFIT -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

  ENHANCED DEATH BENEFIT -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

  ENHANCED GUARANTEED WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

  The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

  Guaranteed Minimum Accumulation Benefit         0.75%
  Lifetime Withdrawal Guarantee           0.50% - 1.80%
  Guaranteed Withdrawal Benefit           0.25% - 1.00%
  Guaranteed Minimum Income Benefit       0.50% - 1.50%
  Enhanced Death Benefit                  0.60% - 1.50%
  Enhanced Guaranteed Withdrawal Benefit  0.55% - 1.00%


  The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain contracts, an administrative charge is also assessed which ranges from $12 to $40 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain portfolios of the MIST and MSF Trusts are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                        FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2011         DECEMBER 31, 2011
                                                       ------------------------- -------------------------
                                                                                                  PROCEEDS
                                                                                       COST OF        FROM
                                                            SHARES      COST ($) PURCHASES ($)   SALES ($)
                                                       ----------- ------------- ------------- -----------
Alger Small Cap Growth Sub-Account                       1,660,973    48,055,798       645,639   5,767,727
American Funds Bond Sub-Account                         10,735,722   113,025,293    31,319,190   3,412,875
American Funds Global Growth Sub-Account                10,391,926   217,733,911    26,377,312   6,798,013
American Funds Global Small Capitalization Sub-Account   4,507,156    86,487,869    19,961,517   5,309,750
American Funds Growth Sub-Account                       11,173,330   575,059,235    57,942,237  19,165,692
American Funds Growth-Income Sub-Account                 8,236,740   290,517,120    25,881,774  10,604,458
DWS I International Sub-Account                          2,323,337    24,255,812       774,900   2,523,433
Federated High Income Bond Sub-Account                       4,524        32,017         2,613         565
Federated Kaufman Sub-Account                                4,553        59,580           802      11,295
Federated Managed Volatility Sub-Account                       995         8,394           543       5,399
Fidelity VIP Asset Manager Sub-Account                   6,309,518    96,235,266     2,700,938  12,989,013
Fidelity VIP Contrafund Sub-Account                     16,902,018   386,924,224    53,287,090  30,092,552
Fidelity VIP Equity-Income Sub-Account                     293,736     6,719,413       200,940     979,743
Fidelity VIP FundsManager 60% Sub-Account              272,227,024 2,604,934,087 1,513,287,490     642,589
Fidelity VIP Growth Sub-Account                          3,577,520   134,011,952     1,493,069  16,741,487
Fidelity VIP Index 500 Sub-Account                         464,408    58,870,346     2,794,388   9,837,183
Fidelity VIP Mid Cap Sub-Account                         8,317,058   230,027,363    79,447,840   1,432,280
Fidelity VIP Money Market Sub-Account                   73,068,657    73,068,657   289,900,388 284,175,579
Fidelity VIP Overseas Sub-Account                          342,200     6,268,678       251,368     777,216
FTVIPT Franklin Income Securities Sub-Account           14,428,157   217,123,868    48,507,661  11,104,683
FTVIPT Franklin Small Cap Value Securities Sub-Account   3,265,018    46,392,478    22,934,754     632,067
FTVIPT Mutual Shares Securities Sub-Account              7,706,950   132,294,374    17,142,439   4,861,170
FTVIPT Templeton Foreign Securities Sub-Account          5,494,367    83,043,103     7,194,440   8,650,565
FTVIPT Templeton Global Bond Securities Sub-Account      7,712,731   141,377,934    67,904,445   6,734,564
Invesco V.I. Capital Appreciation Sub-Account                4,719       119,650           226      31,997
Invesco V.I. Core Equity Sub-Account                        10,358       260,550         3,098     120,984
Invesco V.I. Global Real Estate Sub-Account              1,134,567    14,903,967     6,859,714     951,980
Invesco V.I. International Growth Sub-Account            5,908,640   152,997,769    54,749,961     252,387
Invesco V.I. Van Kampen Capital Growth Sub-Account           2,822        87,965             2      35,469
Invesco V.I. Van Kampen Equity and Income Sub-Account   30,400,377   408,586,740    89,189,431   7,214,594
Invesco V.I. Van Kampen Growth and Income Sub-Account   11,631,243   200,314,881    52,664,129     544,345
Invesco V.I. Van Kampen Mid Cap Value Sub-Account        3,693,177    44,093,948    19,333,877     497,197
Janus Aspen Worldwide Sub-Account                              184         4,335            33       1,004
LMPVET ClearBridge Variable Aggressive Growth
  Sub-Account                                            9,631,240   144,632,561    12,254,101  11,319,358
LMPVET ClearBridge Variable Appreciation Sub-Account     9,500,229   221,490,106    51,831,585   2,011,448
LMPVET ClearBridge Variable Equity Income Builder
  Sub-Account                                            9,866,387   107,437,886    28,429,566   9,486,418
LMPVET ClearBridge Variable Fundamental All Cap Value
  Sub-Account                                            5,262,134   107,885,873     8,873,283   5,060,899
LMPVET ClearBridge Variable Large Cap Growth
  Sub-Account                                              292,482     4,482,993       437,850   1,781,294
LMPVET ClearBridge Variable Large Cap Value
  Sub-Account                                              283,341     4,033,024     1,981,978     967,995
LMPVET ClearBridge Variable Small Cap Growth
  Sub-Account                                            2,762,160    36,945,323    11,380,540   2,186,499
LMPVET Investment Counsel Variable Social Awareness
  Sub-Account                                               20,797       507,442        57,132      61,529
LMPVET Variable Lifestyle Allocation 50% Sub-Account     2,122,985    24,778,514    13,799,800   2,092,268
LMPVET Variable Lifestyle Allocation 70% Sub-Account       294,840     3,196,723       339,833     583,310
LMPVET Variable Lifestyle Allocation 85% Sub-Account     5,654,893    64,102,404    12,786,268   6,608,611
LMPVIT Western Asset Variable Global High Yield Bond
  Sub-Account                                            9,446,883    78,121,690    16,840,878   3,598,591
MFS VIT Investors Trust Sub-Account                          1,752        31,784           336       8,832
MFS VIT New Discovery Sub-Account                            2,896        43,515         5,639         755


(a) For the period May 2, 2011 to December 31, 2011.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                     FOR THE YEAR ENDED
                                                      AS OF DECEMBER 31, 2011         DECEMBER 31, 2011
                                                    ------------------------- -------------------------
                                                                                               PROCEEDS
                                                                                    COST OF        FROM
                                                         SHARES      COST ($) PURCHASES ($)   SALES ($)
                                                    ----------- ------------- ------------- -----------
MFS VIT Research Sub-Account                              2,404        39,161           448      68,071
MIST AllianceBernstein Global Dynamic Allocation
  Sub-Account (a)                                   168,487,066 1,630,178,775 1,630,178,775          --
MIST American Funds Balanced Allocation
  Sub-Account                                       308,442,034 2,672,981,294   590,268,016  40,922,380
MIST American Funds Bond Sub-Account                 33,720,682   326,767,035    93,090,255  30,383,155
MIST American Funds Growth Allocation Sub-Account   160,182,221 1,239,711,641   118,699,853  85,841,270
MIST American Funds Growth Sub-Account               63,596,882   493,162,634   125,872,953  20,446,891
MIST American Funds International Sub-Account        40,764,442   311,502,773    79,137,470  31,825,781
MIST American Funds Moderate Allocation Sub-Account 171,607,028 1,546,705,133   297,602,283  31,822,390
MIST AQR Global Risk Balanced Sub-Account (a)       180,258,700 1,877,398,809 1,877,398,809          --
MIST BlackRock Global Tactical Strategies
  Sub-Account (a)                                   298,604,236 2,871,827,639 2,871,827,639          --
MIST BlackRock High Yield Sub-Account                26,714,350   215,195,185   140,107,247  91,260,225
MIST BlackRock Large Cap Core Sub-Account             1,495,918    12,921,774     5,265,173   1,797,093
MIST Clarion Global Real Estate Sub-Account          15,888,700   179,919,214    30,014,229   7,252,055
MIST Dreman Small Cap Value Sub-Account               1,615,433    20,302,075     2,823,317   3,363,936
MIST Goldman Sachs Mid Cap Value Sub-Account         10,946,091   139,189,642    38,875,628   9,700,444
MIST Harris Oakmark International Sub-Account        39,548,588   527,072,920   114,086,644  34,651,617
MIST Invesco Small Cap Growth Sub-Account            15,464,939   192,869,573    42,166,808  12,642,688
MIST Janus Forty Sub-Account                          1,112,678    72,024,297    32,051,625   9,774,293
MIST Lazard Mid Cap Sub-Account                      12,307,707   145,680,082    15,098,212  10,589,052
MIST Legg Mason ClearBridge Aggressive Growth
  Sub-Account                                        34,794,120   266,262,079   186,719,504  16,328,937
MIST Loomis Sayles Global Markets Sub-Account        14,564,719   161,903,308    51,977,029  16,683,409
MIST Lord Abbett Bond Debenture Sub-Account          20,128,718   240,705,893    31,893,290  40,412,257
MIST Lord Abbett Mid Cap Value Sub-Account            8,366,587   115,021,422    32,161,724   7,630,960
MIST Met/Eaton Vance Floating Rate Sub-Account        4,246,536    43,630,503    38,791,456  10,881,414
MIST Met/Franklin Low Duration Total Return
  Sub-Account (a)                                     2,805,470    27,845,125    30,588,202   2,718,743
MIST Met/Franklin Mutual Shares Sub-Account          18,873,669   150,672,642    52,667,029   7,216,358
MIST Met/Franklin Templeton Founding Strategy
  Sub-Account                                        62,249,141   528,338,385    84,358,870  38,571,857
MIST Met/Templeton Growth Sub-Account                 5,734,449    57,271,597    53,908,309   3,267,628
MIST Met/Templeton International Bond Sub-Account     4,450,638    52,666,454    21,456,915   2,822,441
MIST MetLife Aggressive Strategy Sub-Account         58,363,949   594,695,835    81,811,256  40,426,215
MIST MetLife Balanced Plus Sub-Account (a)          254,944,471 2,425,793,569 2,425,793,569          --
MIST MetLife Balanced Strategy Sub-Account          673,100,410 6,960,699,308   852,140,313 272,286,729
MIST MetLife Defensive Strategy Sub-Account         207,131,944 2,108,773,015   436,797,109 201,971,497
MIST MetLife Growth Strategy Sub-Account            494,625,595 5,536,836,092   174,210,948 474,216,752
MIST MetLife Moderate Strategy Sub-Account          317,811,829 3,223,185,587   427,050,522 123,869,428
MIST MFS Emerging Markets Equity Sub-Account         39,878,668   381,448,729   108,099,472  19,840,389
MIST MFS Research International Sub-Account          31,925,355   348,218,323    25,690,769  19,059,124
MIST Morgan Stanley Mid Cap Growth Sub-Account       10,458,999   102,613,965    35,937,055   3,755,004
MIST Oppenheimer Capital Appreciation Sub-Account    27,958,540   218,337,537       414,209  26,661,781
MIST PIMCO Inflation Protected Bond Sub-Account      79,104,386   869,924,815   252,638,435  65,750,450
MIST PIMCO Total Return Sub-Account                 178,920,499 2,111,157,160   566,952,142 133,977,824
MIST Pioneer Fund Sub-Account                        12,635,098   158,674,926    69,574,316   5,107,919
MIST Pioneer Strategic Income Sub-Account            54,858,209   564,296,761   199,343,265   9,301,269
MIST Pyramis Government Income Sub-Account (a)       45,710,478   484,101,102   484,574,878     471,675
MIST Rainier Large Cap Equity Sub-Account             7,483,530    57,728,697    22,012,491   7,576,295
MIST RCM Technology Sub-Account                      24,199,572   101,439,670    28,180,537  22,131,292
MIST SSgA Growth and Income ETF Sub-Account         124,730,142 1,321,849,538   500,942,945  65,905,338
MIST SSgA Growth ETF Sub-Account                     38,344,225   372,282,724   123,731,144  23,230,556
MIST T. Rowe Price Large Cap Value Sub-Account       24,250,792   591,926,921    21,581,508  47,890,440

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                     FOR THE YEAR ENDED
                                                      AS OF DECEMBER 31, 2011         DECEMBER 31, 2011
                                                      ----------------------- -------------------------
                                                                                               PROCEEDS
                                                                                    COST OF        FROM
                                                          SHARES     COST ($) PURCHASES ($)   SALES ($)
                                                      ---------- ------------ ------------- -----------
MIST T. Rowe Price Mid Cap Growth Sub-Account         47,475,286  373,241,836    85,228,670  38,887,091
MIST Third Avenue Small Cap Value Sub-Account         21,503,006  295,610,100    22,659,409  26,866,728
MIST Turner Mid Cap Growth Sub-Account                 6,670,329   78,730,642    17,935,803  10,988,325
MIST Van Kampen Comstock Sub-Account                  28,713,737  237,739,246    50,642,915   7,173,062
MSF Artio International Stock Sub-Account                361,495    4,510,169       321,666     731,613
MSF Barclays Capital Aggregate Bond Index Sub-Account 11,453,928  125,061,239    51,295,804  12,337,120
MSF BlackRock Bond Income Sub-Account                    449,869   47,377,641     9,043,053   8,053,796
MSF BlackRock Large Cap Value Sub-Account                279,023    3,171,905       855,325     880,528
MSF BlackRock Legacy Large Cap Growth Sub-Account        455,071   10,332,673     6,586,165   3,477,673
MSF BlackRock Money Market Sub-Account                 6,336,253  633,625,227   359,781,243 280,041,982
MSF Davis Venture Value Sub-Account                   20,296,553  542,973,281    60,549,031  34,915,482
MSF FI Value Leaders Sub-Account                          35,027    5,432,505     1,002,686   1,303,538
MSF Jennison Growth Sub-Account                       20,629,370  219,772,455    34,886,227  30,659,640
MSF Loomis Sayles Small Cap Core Sub-Account              47,124    9,221,706     4,642,550   1,469,051
MSF Met/Artisan Mid Cap Value Sub-Account              1,233,487  259,860,204    11,296,622  21,637,379
MSF Met/Dimensional International Small Company
  Sub-Account                                          3,577,672   51,842,980    26,607,056   4,015,979
MSF MetLife Conservative Allocation Sub-Account          901,594    9,481,937     1,587,453   1,286,272
MSF MetLife Conservative to Moderate Allocation
  Sub-Account                                            639,569    6,587,418       681,028   2,725,908
MSF MetLife Mid Cap Stock Index Sub-Account            6,060,310   76,476,820    36,793,754  12,176,015
MSF MetLife Moderate Allocation Sub-Account            4,104,056   44,968,929     2,895,426   6,007,908
MSF MetLife Moderate to Aggressive Allocation
  Sub-Account                                          4,702,896   52,817,485     2,528,242   8,824,353
MSF MetLife Stock Index Sub-Account                   12,290,275  328,161,001    67,046,465  51,331,756
MSF MFS Total Return Sub-Account                         282,312   38,811,908     2,969,986   7,133,148
MSF MFS Value Sub-Account                              3,577,836   43,804,401     4,819,044   6,243,465
MSF Morgan Stanley EAFE Index Sub-Account              6,878,906   78,470,106    26,955,554   5,241,324
MSF Neuberger Berman Genesis Sub-Account                 936,841   13,329,768     2,748,782   1,679,194
MSF Neuberger Berman Mid Cap Value Sub-Account           210,872    3,896,452     2,886,458     659,113
MSF Oppenheimer Global Equity Sub-Account                674,140   10,047,251       672,303   1,588,531
MSF Russell 2000 Index Sub-Account                     5,149,054   61,142,811    31,541,513  10,655,752
MSF T. Rowe Price Large Cap Growth Sub-Account            99,165    1,343,592       539,534     418,803
MSF T. Rowe Price Small Cap Growth Sub-Account           458,673    5,517,403     1,192,576   2,155,770
MSF Van Eck Global Natural Resources Sub-Account       7,894,060  123,617,436    68,031,411   4,501,856
MSF Western Asset Management U.S. Government
  Sub-Account                                         23,494,248  281,442,393    95,471,252  26,372,570
Neuberger Berman Genesis Sub-Account                         155        5,329           239       1,646
Oppenheimer VA Core Bond Sub-Account                       1,289       13,659           588         543
Oppenheimer VA Global Strategic Income Sub-Account           757        3,689           184          62
Oppenheimer VA Main Street Small- & Mid-Cap
  Sub-Account                                          4,788,103   68,812,284    14,527,338   1,089,166
Oppenheimer VA Main Street Sub-Account                     5,181      105,549         1,404      12,054
Oppenheimer VA Money Sub-Account                         114,709      114,709            11       1,616
Pioneer VCT Cullen Value Sub-Account                     189,066    1,764,101       279,455     350,911
Pioneer VCT Emerging Markets Sub-Account                  29,768      715,294       349,439     643,931
Pioneer VCT Equity Income Sub-Account                     18,212      293,041        92,010     113,687
Pioneer VCT Ibbotson Growth Allocation Sub-Account     1,743,994   13,096,071     1,122,003   1,819,970
Pioneer VCT Ibbotson Moderate Allocation Sub-Account   2,550,980   21,045,118     1,755,671   2,095,530
Pioneer VCT Mid Cap Value Sub-Account                  3,120,326   53,462,152     8,567,266   2,742,465
Pioneer VCT Real Estate Shares Sub-Account                14,363      183,230       108,096     111,886
T. Rowe Price Growth Stock Sub-Account                   189,002    5,256,777       186,743   1,295,780
T. Rowe Price International Stock Sub-Account             57,407      789,713        72,526     193,224
T. Rowe Price Prime Reserve Sub-Account                  973,736      973,736       359,466     650,310
UIF U.S. Real Estate Sub-Account                       5,642,220   90,656,483     8,965,726   4,859,930

(a) For the period May 2, 2011 to December 31, 2011.

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                               ALGER SMALL CAP GROWTH        AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH
                                          SUB-ACCOUNT                SUB-ACCOUNT                     SUB-ACCOUNT
                               ------------------------- -------------------------- -------------------------------
                                    2011         2010          2011         2010          2011              2010
                               ------------ ------------ ------------- ------------ ------------- -----------------
Units beginning of year        5,634,931    6,156,883     5,183,483    3,608,245     7,470,107         6,579,263
Units issued and transferred
  from other funding options     316,024      440,832     2,713,714    2,268,949     2,118,337         1,820,255
Units redeemed and transferred
  to other funding options      (738,294)    (962,784)   (1,194,003)    (693,711)   (1,383,115)         (929,411)
                               ------------ ------------ ------------- ------------ ------------- -----------------
Units end of year              5,212,661    5,634,931     6,703,194    5,183,483     8,205,329         7,470,107
                               ============ ============ ============= ============ ============= =================

                                  DWS I INTERNATIONAL    FEDERATED HIGH INCOME BOND    FEDERATED KAUFMAN
                                          SUB-ACCOUNT                   SUB-ACCOUNT          SUB-ACCOUNT
                               ------------------------- -------------- -------------- --------------------
                                    2011         2010           2011           2010      2011     2010 (a)
                               ------------ ------------ -------------- -------------- --------- ----------
Units beginning of year        2,471,385    2,700,348          3,566          3,582    14,184         --
Units issued and transferred
  from other funding options     204,514      230,638             --             --        --     15,991
Units redeemed and transferred
  to other funding options      (430,294)    (459,601)           (17)           (16)   (2,046)    (1,807)
                               ------------ ------------ -------------- -------------- --------- ----------
Units end of year              2,245,605    2,471,385          3,549          3,566    12,138     14,184
                               ============ ============ ============== ============== ========= ==========

                                                                           FIDELITY VIP
                               FIDELITY VIP EQUITY-INCOME              FUNDSMANAGER 60%         FIDELITY VIP GROWTH
                                              SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------------- ----------------------------- ---------------------------
                                      2011           2010           2011           2010          2011          2010
                               -------------- -------------- -------------- -------------- ------------- -------------
Units beginning of year            530,175        619,856    118,824,451      4,074,373    10,951,340    11,893,241
Units issued and transferred
  from other funding options         5,843          3,984    160,286,275    116,408,584       451,048       612,157
Units redeemed and transferred
  to other funding options         (75,729)       (93,665)    (6,646,535)    (1,658,506)   (1,484,001)   (1,554,058)
                               -------------- -------------- -------------- -------------- ------------- -------------
Units end of year                  460,289        530,175    272,464,191    118,824,451     9,918,387    10,951,340
                               ============== ============== ============== ============== ============= =============

                                                               FTVIPT FRANKLIN               FTVIPT FRANKLIN
                               FIDELITY VIP OVERSEAS         INCOME SECURITIES    SMALL CAP VALUE SECURITIES
                                         SUB-ACCOUNT               SUB-ACCOUNT                   SUB-ACCOUNT
                               ------------------------ ------------------------- -----------------------------
                                  2011          2010         2011         2010         2011             2010
                               ---------- ------------- ------------ ------------ ------------ ----------------
Units beginning of year        593,728       663,667    3,722,732    3,157,996    3,178,430        1,787,114
Units issued and transferred
  from other funding options    23,085        39,152    1,395,405    1,073,134    3,372,394        1,819,181
Units redeemed and transferred
  to other funding options     (76,741)     (109,091)    (827,665)    (508,398)    (839,977)        (427,865)
                               ---------- ------------- ------------ ------------ ------------ ----------------
Units end of year              540,072       593,728    4,290,472    3,722,732    5,710,847        3,178,430
                               ========== ============= ============ ============ ============ ================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

             AMERICAN FUNDS
GLOBAL SMALL CAPITALIZATION     AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                SUB-ACCOUNT               SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------ ------------------------- -------------------------------
     2011              2010         2011         2010         2011               2010
------------ ----------------- ------------ ------------ ------------ ------------------
2,578,008         2,262,060    3,717,676    3,225,880    2,639,070          2,398,146
1,050,382           894,535      960,174      942,727      570,737            615,981
 (547,716)         (578,587)    (701,638)    (450,931)    (435,882)          (375,057)
------------ ----------------- ------------ ------------ ------------ ------------------
3,080,674         2,578,008    3,976,212    3,717,676    2,773,925          2,639,070
============ ================= ============ ============ ============ ==================

FEDERATED MANAGED VOLATILITY    FIDELITY VIP ASSET MANAGER     FIDELITY VIP CONTRAFUND
                 SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------- ----------------------------- ---------------------------
  2011               2010 (a)         2011            2010          2011          2010
--------- --------------------- ------------- --------------- ------------- -------------
 2,848                    --     8,263,984       9,345,424    15,707,574    15,955,996
    --                 4,805       312,726         344,604     2,315,662     2,046,178
(1,024)               (1,957)   (1,222,970)     (1,426,044)   (2,434,383)   (2,294,600)
--------- --------------------- ------------- --------------- ------------- -------------
 1,824                 2,848     7,353,740       8,263,984    15,588,853    15,707,574
========= ===================== ============= =============== ============= =============

FIDELITY VIP INDEX 500      FIDELITY VIP MID CAP FIDELITY VIP MONEY MARKET
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ---------------------- ----------------------------
     2011         2010         2011         2010          2011        2010
------------ ------------ ------------ --------- ------------- --------------
4,565,389    5,300,313    4,364,581    3,075,278     7,492,405   6,126,543
   13,022       20,873    2,636,656    1,773,206   142,314,946  96,878,440
 (602,299)    (755,797)    (711,772)   (483,903) (141,806,301) (95,512,578)
------------ ------------ ------------ ----------------------- --------------
3,976,112    4,565,389    6,289,465    4,364,581     8,001,050   7,492,405
============ ============ ============ ========= ============= ==============

   FTVIPT MUTUAL SHARES          FTVIPT TEMPLETON           FTVIPT TEMPLETON
             SECURITIES                   FOREIGN     GLOBAL BOND SECURITIES
            SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-------------------------- ------------------------- --------------------------
      2011         2010         2011         2010          2011         2010
------------- ------------ ------------ ------------ ------------- ------------
 5,431,435    4,784,657    2,782,005    2,655,441     4,997,591    2,853,081
 1,448,728    1,283,480      517,182      583,518     4,530,568    2,640,993
  (927,835)    (636,702)    (578,766)    (456,954)   (1,423,898)    (496,483)
------------- ------------ ------------ ------------ ------------- ------------
 5,952,328    5,431,435    2,720,421    2,782,005     8,104,261    4,997,591
============= ============ ============ ============ ============= ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                               INVESCO V.I. CAPITAL APPRECIATION    INVESCO V.I. CORE EQUITY    INVESCO V.I. GLOBAL REAL ESTATE
                                                     SUB-ACCOUNT                 SUB-ACCOUNT                        SUB-ACCOUNT
                               ------------------------------------ --------------------------- ----------------------------------
                                      2011                  2010           2011         2010         2011                  2010
                               -------------- --------------------- -------------- ------------ ------------ ---------------------
Units beginning of year             33,129                41,631         88,640       99,143    1,148,943               704,385
Units issued and transferred
  from other funding options             9                    18             --           21    1,049,840               606,861
Units redeemed and transferred
  to other funding options          (7,290)               (8,520)       (25,449)     (10,524)    (335,687)             (162,303)
                               -------------- --------------------- -------------- ------------ ------------ ---------------------
Units end of year                   25,848                33,129         63,191       88,640    1,863,096             1,148,943
                               ============== ===================== ============== ============ ============ =====================

                               INVESCO V.I. VAN KAMPEN    INVESCO V.I. VAN KAMPEN
                                     GROWTH AND INCOME              MID CAP VALUE         JANUS ASPEN WORLDWIDE
                                           SUB-ACCOUNT                SUB-ACCOUNT                   SUB-ACCOUNT
                               --------------------------   -------------------------- -----------------------------
                                     2011         2010         2011          2010           2011          2010
                               ------------- ------------ ------------ ------------- -------------- ----------------
Units beginning of year         9,061,763    6,896,039    2,673,648     1,763,519            901            999
Units issued and transferred
  from other funding options    4,107,609    2,959,924    2,372,998     1,259,195             --             --
Units redeemed and transferred
  to other funding options     (1,391,990)    (794,200)    (556,176)     (349,066)          (132)           (98)
                               ------------- ------------ ------------ ------------- -------------- ----------------
Units end of year              11,777,382    9,061,763    4,490,470     2,673,648            769            901
                               ============= ============ ============ ============= ============== ================

                               LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                                 FUNDAMENTAL ALL CAP VALUE               LARGE CAP GROWTH                LARGE CAP VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                    2011              2010        2011               2010           2011            2010
                               ------------ ----------------- ----------- ------------------ -------------- ---------------
Units beginning of year        3,100,875         2,989,079     459,350            557,417        194,899         196,692
Units issued and transferred
  from other funding options     664,276           524,162      39,883             46,697        149,986          29,654
Units redeemed and transferred
  to other funding options      (552,005)         (412,366)   (136,193)          (144,764)       (79,550)        (31,447)
                               ------------ ----------------- ----------- ------------------ -------------- ---------------
Units end of year              3,213,146         3,100,875     363,040            459,350        265,335         194,899
                               ============ ================= =========== ================== ============== ===============

                                        LMPVET VARIABLE    LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE
                               LIFESTYLE ALLOCATION 70%               ALLOCATION 85%           GLOBAL HIGH YIELD BOND
                                            SUB-ACCOUNT                  SUB-ACCOUNT                      SUB-ACCOUNT
                               --------------------------- ---------------------------- --------------------------------
                                      2011         2010         2011            2010         2011                2010
                               -------------- ------------ ------------ --------------- ------------ -------------------
Units beginning of year            236,121      271,548    4,289,092       3,756,486    3,170,899           2,845,850
Units issued and transferred
  from other funding options        23,150       11,385    1,172,315         981,734    1,165,713           1,008,282
Units redeemed and transferred
  to other funding options         (39,688)     (46,812)    (728,953)       (449,128)    (741,795)           (683,233)
                               -------------- ------------ ------------ --------------- ------------ -------------------
Units end of year                  219,583      236,121    4,732,454       4,289,092    3,594,817           3,170,899
                               ============== ============ ============ =============== ============ ===================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

                                     INVESCO V.I. VAN KAMPEN     INVESCO V.I. VAN KAMPEN
INVESCO V.I. INTERNATIONAL GROWTH             CAPITAL GROWTH           EQUITY AND INCOME
                      SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------------ -------------------------- ---------------------------
     2011                    2010      2011             2010          2011          2010
------------ ----------------------- --------- ---------------- ------------- -------------
4,327,573               2,818,925    25,363           26,829    22,199,448    17,747,381
2,701,345               1,870,709        --           32,291     9,005,018     6,790,513
 (547,850)               (362,061)   (6,489)         (33,757)   (3,834,330)   (2,338,446)
------------ ----------------------- --------- ---------------- ------------- -------------
6,481,068               4,327,573    18,874           25,363    27,370,136    22,199,448
============ ======================= ========= ================ ============= =============

        LMPVET CLEARBRIDGE        LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
VARIABLE AGGRESSIVE GROWTH     VARIABLE APPRECIATION    VARIABLE EQUITY INCOME BUILDER
               SUB-ACCOUNT               SUB-ACCOUNT                       SUB-ACCOUNT
----------------------------- ------------------------- ---------------------------------
      2011            2010         2011         2010          2011                2010
------------- --------------- ------------ ------------ ------------- -------------------
11,742,972      11,503,827    5,515,253    4,134,838     6,778,039           6,144,958
 2,843,299       2,318,559    2,453,739    1,932,621     2,730,896           1,589,873
(2,730,657)     (2,079,414)    (947,455)    (552,206)   (1,495,480)           (956,792)
------------- --------------- ------------ ------------ ------------- -------------------
11,855,614      11,742,972    7,021,537    5,515,253     8,013,455           6,778,039
============= =============== ============ ============ ============= ===================

LMPVET CLEARBRIDGE VARIABLE    LMPVET INVESTMENT COUNSEL             LMPVET VARIABLE
           SMALL CAP GROWTH    VARIABLE SOCIAL AWARENESS    LIFESTYLE ALLOCATION 50%
                SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------ ---------------------------- ---------------------------
     2011              2010           2011          2010         2011           2010
------------ ----------------- -------------- ------------- ------------ --------------
2,149,625         1,757,714         17,424        19,412      769,522        487,451
1,125,372           888,650          1,964         3,746      885,922        386,123
 (588,042)         (496,739)        (2,011)       (5,734)    (240,462)      (104,052)
------------ ----------------- -------------- ------------- ------------ --------------
2,686,955         2,149,625         17,377        17,424    1,414,982        769,522
============ ================= ============== ============= ============ ==============

MFS VIT INVESTORS TRUST    MFS VIT NEW DISCOVERY         MFS VIT RESEARCH
            SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------- ------------------------ -------------- ---------
       2011        2010           2011      2010           2011      2010
-------------- ----------- -------------- --------- -------------- ---------
      8,683      11,563          4,951     6,461         21,202    23,944
         --          --             --        --             --        --
     (1,633)     (2,880)           (12)   (1,510)       (12,527)   (2,742)
-------------- ----------- -------------- --------- -------------- ---------
      7,050       8,683          4,939     4,951          8,675    21,202
============== =========== ============== ========= ============== =========

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                            MIST
                               ALLIANCEBERNSTEIN
                                  GLOBAL DYNAMIC           MIST AMERICAN FUNDS
                                      ALLOCATION           BALANCED ALLOCATION    MIST AMERICAN FUNDS BOND
                                     SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
                               -------------------- ----------------------------- ---------------------------
                                         2011 (b)          2011           2010          2011          2010
                               -------------------- -------------- -------------- ------------- -------------
Units beginning of year                       --    251,644,506    147,529,141    26,655,400    14,305,838
Units issued and transferred
  from other funding options         171,624,926     89,766,437    124,042,699    15,422,410    16,482,411
Units redeemed and transferred
  to other funding options            (3,190,245)   (34,443,209)   (19,927,334)   (9,549,238)   (4,132,849)
                               -------------------- -------------- -------------- ------------- -------------
Units end of year                    168,434,681    306,967,734    251,644,506    32,528,572    26,655,400
                               ==================== ============== ============== ============= =============

                                                                    MIST               MIST
                                                              AQR GLOBAL          BLACKROCK
                                      MIST AMERICAN FUNDS           RISK    GLOBAL TACTICAL              MIST BLACKROCK
                                      MODERATE ALLOCATION       BALANCED         STRATEGIES                  HIGH YIELD
                                              SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------------- -------------- ------------------ ---------------------------
                                      2011           2010        2011 (b)           2011 (b)         2011          2010
                               -------------- -------------- -------------- ------------------ ------------- -------------
Units beginning of year        143,876,667     89,994,728             --                 --     9,034,810     5,656,394
Units issued and transferred
  from other funding options    47,194,350     65,794,039    182,389,813        303,340,901     9,640,893     8,972,443
Units redeemed and transferred
  to other funding options     (22,088,619)   (11,912,100)    (3,351,421)        (6,151,186)   (7,784,087)   (5,594,027)
                               -------------- -------------- -------------- ------------------ ------------- -------------
Units end of year              168,982,398    143,876,667    179,038,392        297,189,715    10,891,616     9,034,810
                               ============== ============== ============== ================== ============= =============

                                     MIST GOLDMAN SACHS         MIST HARRIS OAKMARK                MIST INVESCO
                                          MID CAP VALUE               INTERNATIONAL            SMALL CAP GROWTH
                                            SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                               --------------------------- --------------------------- ---------------------------
                                     2011          2010          2011          2010          2011          2010
                               ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year         7,332,195     6,218,018    23,589,953    18,176,767    11,943,258    11,180,366
Units issued and transferred
  from other funding options    4,171,038     2,318,620    11,194,299     9,297,531     5,675,067     3,041,631
Units redeemed and transferred
  to other funding options     (2,239,962)   (1,204,443)   (6,751,214)   (3,884,345)   (3,675,545)   (2,278,739)
                               ------------- ------------- ------------- ------------- ------------- -------------
Units end of year               9,263,271     7,332,195    28,033,038    23,589,953    13,942,780    11,943,258
                               ============= ============= ============= ============= ============= =============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

       MIST AMERICAN FUNDS                                       MIST AMERICAN FUNDS
         GROWTH ALLOCATION    MIST AMERICAN FUNDS GROWTH               INTERNATIONAL
               SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
----------------------------- ----------------------------- ---------------------------
       2011           2010           2011           2010          2011          2010
-------------- -------------- -------------- -------------- ------------- -------------
155,386,301    139,002,030     52,406,611     30,278,080    33,804,542    19,914,429
 31,607,811     40,270,626     26,126,126     29,340,669    15,378,100    18,617,289
(27,769,997)   (23,886,355)   (14,276,139)    (7,212,138)   (9,827,257)   (4,727,176)
-------------- -------------- -------------- -------------- ------------- -------------
159,224,115    155,386,301     64,256,598     52,406,611    39,355,385    33,804,542
============== ============== ============== ============== ============= =============

        MIST BLACKROCK                MIST CLARION
        LARGE CAP CORE          GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
           SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
------------------------- --------------------------- ------------------------------
     2011         2010          2011          2010         2011              2010
------------ ------------ ------------- ------------- ------------ -----------------
1,044,239      613,169     9,934,760     7,999,282    1,677,961         1,579,618
  690,281      598,887     3,957,434     3,600,130      380,391           478,958
 (319,799)    (167,817)   (2,587,328)   (1,664,652)    (407,528)         (380,615)
------------ ------------ ------------- ------------- ------------ -----------------
1,414,721    1,044,239    11,304,866     9,934,760    1,650,824         1,677,961
============ ============ ============= ============= ============ =================

                                                      MIST LEGG MASON CLEARBRIDGE
      MIST JANUS FORTY         MIST LAZARD MID CAP              AGGRESSIVE GROWTH
           SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
------------------------- --------------------------- ------------------------------
       2011       2010          2011          2010          2011             2010
-------------- ---------- ------------- ------------- ------------- ----------------
    397,905    192,470     8,873,534     8,013,598    13,863,499       12,110,468
    307,018    273,072     2,534,397     2,475,756    29,743,803        4,529,477
   (161,339)   (67,637)   (2,176,362)   (1,615,820)   (7,842,806)      (2,776,446)
-------------- ---------- ------------- ------------- ------------- ----------------
    543,584    397,905     9,231,569     8,873,534    35,764,496       13,863,499
============== ========== ============= ============= ============= ================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                     MIST LOOMIS SAYLES            MIST LORD ABBETT           MIST LORD ABBETT
                                         GLOBAL MARKETS              BOND DEBENTURE              MID CAP VALUE
                                            SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                               --------------------------- --------------------------- --------------------------
                                     2011          2010          2011          2010          2011         2010
                               ------------- ------------- ------------- ------------- ------------- ------------
Units beginning of year        10,620,691     7,198,911    11,708,304    11,953,991     4,351,943    3,034,782
Units issued and transferred
  from other funding options    6,932,197     5,309,769     2,202,739     2,137,545     2,425,601    2,103,106
Units redeemed and transferred
  to other funding options     (4,390,932)   (1,887,989)   (3,062,967)   (2,383,232)   (1,410,682)    (785,945)
                               ------------- ------------- ------------- ------------- ------------- ------------
Units end of year              13,161,956    10,620,691    10,848,076    11,708,304     5,366,862    4,351,943
                               ============= ============= ============= ============= ============= ============

                               MIST MET/FRANKLIN TEMPLETON                                      MIST MET/TEMPLETON
                                         FOUNDING STRATEGY    MIST MET/TEMPLETON GROWTH         INTERNATIONAL BOND
                                               SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                               ------------------------------ ---------------------------- --------------------------
                                      2011            2010         2011         2010 (c)         2011         2010
                               -------------- --------------- ------------ --------------- ------------- ------------
Units beginning of year         59,315,796      49,352,169      614,557              --     2,982,596      775,327
Units issued and transferred
  from other funding options    16,803,358      19,542,207    4,751,657         665,172     2,461,365    2,588,044
Units redeemed and transferred
  to other funding options     (12,494,356)     (9,578,580)    (678,787)        (50,615)   (1,167,888)    (380,775)
                               -------------- --------------- ------------ --------------- ------------- ------------
Units end of year               63,624,798      59,315,796    4,687,427         614,557     4,276,073    2,982,596
                               ============== =============== ============ =============== ============= ============

                                             MIST METLIFE                  MIST METLIFE                  MIST METLIFE
                                       DEFENSIVE STRATEGY               GROWTH STRATEGY             MODERATE STRATEGY
                                              SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                               ----------------------------- ----------------------------- -----------------------------
                                      2011           2010           2011           2010           2011           2010
                               -------------- -------------- -------------- -------------- -------------- --------------
Units beginning of year        167,912,074    134,240,318    473,161,406    490,302,032    257,780,425    201,975,022
Units issued and transferred
  from other funding options    76,067,194     70,407,244     45,446,076     37,570,947     71,989,252     86,984,304
Units redeemed and transferred
  to other funding options     (57,716,756)   (36,735,488)   (71,630,288)   (54,711,573)   (48,392,030)   (31,178,901)
                               -------------- -------------- -------------- -------------- -------------- --------------
Units end of year              186,262,512    167,912,074    446,977,194    473,161,406    281,377,647    257,780,425
                               ============== ============== ============== ============== ============== ==============

                                       MIST OPPENHEIMER                   MIST PIMCO
                                   CAPITAL APPRECIATION     INFLATION PROTECTED BOND       MIST PIMCO TOTAL RETURN
                                            SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                               --------------------------- ---------------------------- -----------------------------
                                     2011          2010           2011          2010           2011           2010
                               ------------- ------------- -------------- ------------- -------------- --------------
Units beginning of year        23,613,830    26,093,951     52,467,468    37,506,865    111,149,390     71,654,403
Units issued and transferred
  from other funding options    1,003,067     1,245,884     29,465,582    23,935,539     57,388,417     60,350,932
Units redeemed and transferred
  to other funding options     (3,844,169)   (3,726,005)   (18,845,173)   (8,974,936)   (36,225,860)   (20,855,945)
                               ------------- ------------- -------------- ------------- -------------- --------------
Units end of year              20,772,728    23,613,830     63,087,877    52,467,468    132,311,947    111,149,390
                               ============= ============= ============== ============= ============== ==============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

                                MIST MET/
                             FRANKLIN LOW                        MIST
   MIST MET/EATON VANCE    DURATION TOTAL                MET/FRANKLIN
          FLOATING RATE            RETURN               MUTUAL SHARES
            SUB-ACCOUNT       SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- ----------------- ---------------------------
      2011      2010 (c)          2011 (b)         2011          2010
------------- ------------ ----------------- ------------- -------------
 1,600,145           --                --    13,681,991     7,713,701
 4,622,127    1,761,955         3,514,127     7,434,827     7,738,231
(1,959,096)    (161,810)         (678,613)   (3,486,287)   (1,769,941)
------------- ------------ ----------------- ------------- -------------
 4,263,176    1,600,145         2,835,514    17,630,531    13,681,991
============= ============ ================= ============= =============

                                     MIST METLIFE
MIST METLIFE AGGRESSIVE STRATEGY    BALANCED PLUS    MIST METLIFE BALANCED STRATEGY
                     SUB-ACCOUNT      SUB-ACCOUNT                       SUB-ACCOUNT
----------------------------------- ---------------- ---------------------------------
      2011                  2010          2011 (b)          2011               2010
------------- --------------------- ---------------- -------------- ------------------
45,689,702            41,343,573               --    546,381,907        458,932,798
12,995,065            12,038,416      262,253,386    131,695,393        141,354,473
(9,294,378)           (7,692,287)      (5,177,364)   (85,252,697)       (53,905,364)
------------- --------------------- ---------------- -------------- ------------------
49,390,389            45,689,702      257,076,022    592,824,603        546,381,907
============= ===================== ================ ============== ==================

                MIST MFS                    MIST MFS         MIST MORGAN STANLEY
 EMERGING MARKETS EQUITY      RESEARCH INTERNATIONAL              MID CAP GROWTH
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2011          2010          2011          2010          2011          2010
------------- ------------- ------------- ------------- ------------- -------------
29,287,659    18,534,256    22,399,698    21,694,779     6,606,286     5,166,934
16,833,846    15,900,566     4,990,746     4,866,440     3,983,667     2,834,922
(9,116,951)   (5,147,163)   (4,549,426)   (4,161,521)   (1,854,448)   (1,395,570)
------------- ------------- ------------- ------------- ------------- -------------
37,004,554    29,287,659    22,841,018    22,399,698     8,735,505     6,606,286
============= ============= ============= ============= ============= =============

                                                            MIST PYRAMIS
                                                              GOVERNMENT
      MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME          INCOME
            SUB-ACCOUNT                      SUB-ACCOUNT     SUB-ACCOUNT
-------------------------- -------------------------------- ---------------
      2011         2010          2011               2010         2011 (b)
------------- ------------ ------------- ------------------ ---------------
 5,977,317    3,239,380    17,115,149         10,957,582              --
 4,740,977    3,338,408    11,816,114          8,203,544      50,016,569
(1,237,892)    (600,471)   (4,487,101)        (2,045,977)     (4,398,550)
------------- ------------ ------------- ------------------ ---------------
 9,480,402    5,977,317    24,444,162         17,115,149      45,618,019
============= ============ ============= ================== ===============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                                                            MIST SSGA
                               MIST RAINIER LARGE CAP EQUITY         MIST RCM TECHNOLOGY        GROWTH AND INCOME ETF
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                               -------------------------------- --------------------------- ----------------------------
                                     2011               2010          2011          2010           2011          2010
                               ------------- ------------------ ------------- ------------- -------------- -------------
Units beginning of year         5,826,308          4,962,869    16,174,286    13,832,826     85,827,962    29,942,630
Units issued and transferred
  from other funding options    4,146,884          2,614,493     8,188,940     7,800,959     55,359,660    60,995,275
Units redeemed and transferred
  to other funding options     (2,197,131)        (1,751,054)   (7,137,068)   (5,459,499)   (20,889,645)   (5,109,943)
                               ------------- ------------------ ------------- ------------- -------------- -------------
Units end of year               7,776,061          5,826,308    17,226,158    16,174,286    120,297,977    85,827,962
                               ============= ================== ============= ============= ============== =============

                                      MIST THIRD AVENUE
                                        SMALL CAP VALUE    MIST TURNER MID CAP GROWTH    MIST VAN KAMPEN COMSTOCK
                                            SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
                               --------------------------- ----------------------------- ---------------------------
                                     2011          2010          2011            2010          2011          2010
                               ------------- ------------- ------------- --------------- ------------- -------------
Units beginning of year        18,793,984    17,777,766     5,858,465       4,875,425    21,172,822    16,791,760
Units issued and transferred
  from other funding options    4,171,269     4,136,137     2,711,061       2,523,823     9,018,946     7,045,507
Units redeemed and transferred
  to other funding options     (4,353,554)   (3,119,919)   (2,154,391)     (1,540,783)   (5,053,971)   (2,664,445)
                               ------------- ------------- ------------- --------------- ------------- -------------
Units end of year              18,611,699    18,793,984     6,415,135       5,858,465    25,137,797    21,172,822
                               ============= ============= ============= =============== ============= =============

                                                                MSF BLACKROCK LEGACY
                               MSF BLACKROCK LARGE CAP VALUE        LARGE CAP GROWTH    MSF BLACKROCK MONEY MARKET
                                                 SUB-ACCOUNT             SUB-ACCOUNT                   SUB-ACCOUNT
                               -------------------------------- ----------------------- -----------------------------
                                      2011              2010        2011        2010           2011           2010
                               -------------- ----------------- ----------- ----------- -------------- --------------
Units beginning of year            253,453           264,703     601,185     612,808     51,015,018     54,211,009
Units issued and transferred
  from other funding options        92,234            48,171     499,439     130,372     82,525,547     56,918,244
Units redeemed and transferred
  to other funding options         (93,193)          (59,421)   (286,424)   (141,995)   (74,473,263)   (60,114,235)
                               -------------- ----------------- ----------- ----------- -------------- --------------
Units end of year                  252,494           253,453     814,200     601,185     59,067,302     51,015,018
                               ============== ================= =========== =========== ============== ==============

                                    MSF LOOMIS SAYLES             MSF MET/ARTISAN            MSF MET/DIMENSIONAL
                                       SMALL CAP CORE               MID CAP VALUE    INTERNATIONAL SMALL COMPANY
                                          SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
                               ------------------------- --------------------------- ------------------------------
                                      2011       2010          2011          2010         2011              2010
                               -------------- ---------- ------------- ------------- ------------ -----------------
Units beginning of year            214,307     73,444    15,163,945    15,659,935    2,082,274         1,225,665
Units issued and transferred
  from other funding options       183,188    177,229     2,591,966     2,242,180    2,109,614         1,504,214
Units redeemed and transferred
  to other funding options         (87,121)   (36,366)   (3,156,676)   (2,738,170)    (855,283)         (647,605)
                               -------------- ---------- ------------- ------------- ------------ -----------------
Units end of year                  310,374    214,307    14,599,235    15,163,945    3,336,605         2,082,274
                               ============== ========== ============= ============= ============ =================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

                                  MIST T. ROWE PRICE           MIST T. ROWE PRICE
    MIST SSGA GROWTH ETF             LARGE CAP VALUE               MID CAP GROWTH
             SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
--------------------------- --------------------------- ----------------------------
      2011          2010          2011          2010           2011          2010
------------- ------------- ------------- ------------- -------------- -------------
29,136,066    16,443,398    14,212,118    14,942,501     40,356,445    31,597,201
17,254,725    17,578,371     1,831,906     1,536,657     16,646,841    15,342,005
(8,406,338)   (4,885,703)   (2,597,521)   (2,267,040)   (12,913,775)   (6,582,761)
------------- ------------- ------------- ------------- -------------- -------------
37,984,453    29,136,066    13,446,503    14,212,118     44,089,511    40,356,445
============= ============= ============= ============= ============== =============

                                                 MSF BARCLAYS
MSF ARTIO INTERNATIONAL STOCK    CAPITAL AGGREGATE BOND INDEX    MSF BLACKROCK BOND INCOME
                  SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT
-------------------------------- ------------------------------- ----------------------------
       2011              2010          2011              2010        2011             2010
-------------- ----------------- ------------- ----------------- ----------- ----------------
    318,412           337,655     5,646,137         2,010,364     952,834          911,026
     38,304            65,262     4,860,368         4,667,969     266,299          285,215
    (74,688)          (84,505)   (2,423,139)       (1,032,196)   (266,058)        (243,407)
-------------- ----------------- ------------- ----------------- ----------- ----------------
    282,028           318,412     8,083,366         5,646,137     953,075          952,834
============== ================= ============= ================= =========== ================

 MSF DAVIS VENTURE VALUE      MSF FI VALUE LEADERS         MSF JENNISON GROWTH
             SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- ------------------------- ---------------------------
      2011          2010           2011       2010          2011          2010
------------- ------------- -------------- ---------- ------------- -------------
46,415,423    41,123,511        305,583    265,682    20,230,170    17,375,446
11,133,438    11,167,451         68,199     99,348     6,830,564     6,571,017
(9,180,676)   (5,875,539)       (84,228)   (59,447)   (6,183,513)   (3,716,293)
------------- ------------- -------------- ---------- ------------- -------------
48,368,185    46,415,423        289,554    305,583    20,877,221    20,230,170
============= ============= ============== ========== ============= =============

MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO                MSF METLIFE
              ALLOCATION            MODERATE ALLOCATION        MID CAP STOCK INDEX
             SUB-ACCOUNT                    SUB-ACCOUNT                SUB-ACCOUNT
--------------------------- ------------------------------ --------------------------
      2011          2010        2011               2010          2011         2010
------------- ------------- ----------- ------------------ ------------- ------------
   830,223       967,744     782,775            836,071     3,443,301    1,692,693
   121,935       250,831      51,439            117,347     2,827,133    2,366,351
  (101,388)     (388,352)   (225,831)          (170,643)   (1,561,443)    (615,743)
------------- ------------- ----------- ------------------ ------------- ------------
   850,770       830,223     608,383            782,775     4,708,991    3,443,301
============= ============= =========== ================== ============= ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                          MSF METLIFE                          MSF METLIFE
                                  MODERATE ALLOCATION    MODERATE TO AGGRESSIVE ALLOCATION     MSF METLIFE STOCK INDEX
                                          SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                               ------------------------- ----------------------------------- ---------------------------
                                    2011         2010         2011                   2010          2011          2010
                               ------------ ------------ ------------ ---------------------- ------------- -------------
Units beginning of year        4,192,524    4,293,013    5,194,016              5,328,120    23,801,960    21,150,594
Units issued and transferred
  from other funding options     200,071      262,765      231,797                257,429     9,003,675     9,022,338
Units redeemed and transferred
  to other funding options      (461,682)    (363,254)    (793,634)              (391,533)   (7,457,721)   (6,370,972)
                               ------------ ------------ ------------ ---------------------- ------------- -------------
Units end of year              3,930,913    4,192,524    4,632,179              5,194,016    25,347,914    23,801,960
                               ============ ============ ============ ====================== ============= =============

                                                                MSF NEUBERGER BERMAN
                               MSF NEUBERGER BERMAN GENESIS            MID CAP VALUE    MSF OPPENHEIMER GLOBAL EQUITY
                                                SUB-ACCOUNT              SUB-ACCOUNT                      SUB-ACCOUNT
                               ------------------------------- ------------------------ --------------------------------
                                   2011                2010           2011      2010       2011                  2010
                               ----------- ------------------- -------------- --------- ---------- ---------------------
Units beginning of year         578,563             605,787         82,451    11,335    608,969               672,213
Units issued and transferred
  from other funding options    203,416              96,136        132,421    76,055     48,407                41,665
Units redeemed and transferred
  to other funding options     (134,168)           (123,360)       (38,744)   (4,939)   (97,845)             (104,909)
                               ----------- ------------------- -------------- --------- ---------- ---------------------
Units end of year               647,811             578,563        176,128    82,451    559,531               608,969
                               =========== =================== ============== ========= ========== =====================

                                            MSF VAN ECK    MSF WESTERN ASSET MANAGEMENT
                               GLOBAL NATURAL RESOURCES                 U.S. GOVERNMENT    NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                     SUB-ACCOUNT                 SUB-ACCOUNT
                               --------------------------- ------------------------------- -------------- ------------
                                     2011          2010          2011              2010           2011         2010
                               ------------- ------------- ------------- ----------------- -------------- ------------
Units beginning of year         3,967,225     1,195,095    12,558,586         8,573,371            571          697
Units issued and transferred
  from other funding options    4,742,770     3,313,910     8,649,000         7,037,310              1           --
Units redeemed and transferred
  to other funding options     (1,799,312)     (541,780)   (5,169,345)       (3,052,095)           (98)        (126)
                               ------------- ------------- ------------- ----------------- -------------- ------------
Units end of year               6,910,683     3,967,225    16,038,241        12,558,586            474          571
                               ============= ============= ============= ================= ============== ============

                               OPPENHEIMER VA MAIN STREET    OPPENHEIMER VA MONEY PIONEER VCT CULLEN VALUE
                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------------- -------------------- ---------------------------
                                      2011           2010           2011     2010        2011         2010
                               -------------- -------------- ----------- -------- -------------- ------------
Units beginning of year             24,227         28,105         20,177   20,177     243,744      223,412
Units issued and transferred
  from other funding options            --             --             --       --      33,606       44,706
Units redeemed and transferred
  to other funding options          (2,118)        (3,878)            --       --     (38,941)     (24,374)
                               -------------- -------------- ----------- -------- -------------- ------------
Units end of year                   22,109         24,227         20,177   20,177     238,409      243,744
                               ============== ============== =========== ======== ============== ============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

                                                        MSF MORGAN STANLEY
 MSF MFS TOTAL RETURN             MSF MFS VALUE                 EAFE INDEX
          SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------ ------------------------- --------------------------
    2011         2010         2011         2010          2011         2010
----------- ------------ ------------ ------------ ------------- ------------
 929,202    1,006,138    3,234,649    2,664,361     4,636,491    2,230,107
  94,193      126,620      610,358    1,034,132     2,965,365    3,151,237
(197,183)    (203,556)    (699,601)    (463,844)   (1,210,886)    (744,853)
----------- ------------ ------------ ------------ ------------- ------------
 826,212      929,202    3,145,406    3,234,649     6,390,970    4,636,491
=========== ============ ============ ============ ============= ============

                                MSF T. ROWE PRICE       MSF T. ROWE PRICE
 MSF RUSSELL 2000 INDEX          LARGE CAP GROWTH        SMALL CAP GROWTH
            SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-------------------------- -------------- ---------- -----------------------
      2011         2010           2011       2010        2011        2010
------------- ------------ -------------- ---------- ----------- -----------
 2,703,578    1,108,328         40,496     39,614     465,332     481,022
 2,808,291    2,273,866         18,754     18,052      84,456      99,207
(1,585,646)    (678,616)       (14,441)   (17,170)   (132,407)   (114,897)
------------- ------------ -------------- ---------- ----------- -----------
 3,926,223    2,703,578         44,809     40,496     417,381     465,332
============= ============ ============== ========== =========== ===========

                                     OPPENHEIMER VA                  OPPENHEIMER VA
OPPENHEIMER VA CORE BOND    GLOBAL STRATEGIC INCOME    MAIN STREET SMALL- & MID-CAP
             SUB-ACCOUNT                SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------- -------------------------- -------------------------------
       2011         2010           2011        2010         2011               2010
-------------- ------------ ----------- -------------- ------------ ------------------
      1,952       12,533            443       1,786    4,127,208          3,126,840
         --           --             --          --    1,467,581          1,486,005
        (74)     (10,581)            --      (1,343)    (630,325)          (485,637)
-------------- ------------ ----------- -------------- ------------ ------------------
      1,878        1,952            443         443    4,964,464          4,127,208
============== ============ =========== ============== ============ ==================

                                                                            PIONEER VCT
PIONEER VCT EMERGING MARKETS    PIONEER VCT EQUITY INCOME    IBBOTSON GROWTH ALLOCATION
                 SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------- ---------------------------- -----------------------------
       2011             2010           2011          2010         2011             2010
-------------- ---------------- -------------- ------------- ------------ ----------------
     62,764           60,035         18,868        20,833    1,275,136        1,257,274
     22,207           19,312          4,400         3,801       60,318          115,549
    (36,544)         (16,583)        (5,406)       (5,766)    (109,882)         (97,687)
-------------- ---------------- -------------- ------------- ------------ ----------------
     48,427           62,764         17,862        18,868    1,225,572        1,275,136
============== ================ ============== ============= ============ ================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                 PIONEER VCT IBBOTSON
                                  MODERATE ALLOCATION    PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                                          SUB-ACCOUNT                  SUB-ACCOUNT                       SUB-ACCOUNT
                               ------------------------- ---------------------------- ---------------------------------
                                    2011         2010         2011            2010           2011               2010
                               ------------ ------------ ------------ --------------- -------------- ------------------
Units beginning of year        1,833,743    1,818,031    1,493,349       1,309,529         12,983             16,034
Units issued and transferred
  from other funding options      83,107      101,045      478,874         378,519          5,796              1,992
Units redeemed and transferred
  to other funding options      (121,840)     (85,333)    (283,392)       (194,699)        (5,811)            (5,043)
                               ------------ ------------ ------------ --------------- -------------- ------------------
Units end of year              1,795,010    1,833,743    1,688,831       1,493,349         12,968             12,983
                               ============ ============ ============ =============== ============== ==================

                                 UIF U.S. REAL ESTATE
                                          SUB-ACCOUNT
                               -------------------------
                                    2011         2010
                               ------------ ------------
Units beginning of year        2,327,750    2,542,094
Units issued and transferred
  from other funding options     586,753      385,013
Units redeemed and transferred
  to other funding options      (547,306)    (599,357)
                               ------------ ------------
Units end of year              2,367,197    2,327,750
                               ============ ============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

T. ROWE PRICE GROWTH STOCK    T. ROWE PRICE INTERNATIONAL STOCK    T. ROWE PRICE PRIME RESERVE
               SUB-ACCOUNT                          SUB-ACCOUNT                    SUB-ACCOUNT
----------------------------- ------------------------------------ ------------------------------
       2011           2010           2011                  2010           2011            2010
-------------- -------------- -------------- --------------------- -------------- ---------------
     85,875         97,059         68,117                72,797         70,013          76,856
      4,548          4,878          4,975                 3,959         20,863          15,515
    (17,022)       (16,062)       (13,755)               (8,639)       (36,492)        (22,358)
-------------- -------------- -------------- --------------------- -------------- ---------------
     73,401         85,875         59,337                68,117         54,384          70,013
============== ============== ============== ===================== ============== ===============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2011:

                                            AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  --------- ----------------- ----------- ------------- ----------- -------------------
Alger Small Cap Growth       2011 5,212,661       9.82 - 9.98  51,540,007            -- 1.25 - 1.40   (4.52) - (4.38)
  Sub-Account                2010 5,634,931     10.28 - 10.44  58,325,342            -- 1.25 - 1.40    23.54 - 23.73
                             2009 6,156,883       8.32 - 8.44  51,552,207            -- 1.25 - 1.40    43.49 - 43.70
                             2008 6,485,576       5.80 - 5.87  37,826,339            -- 1.25 - 1.40 (47.35) - (47.27)
                             2007 7,147,895     11.01 - 11.13  79,134,670            -- 1.25 - 1.40    15.60 - 15.78
American Funds Bond          2011 6,703,194     16.06 - 18.46 116,697,267          3.37 0.95 - 1.90      4.11 - 5.11
  Sub-Account                2010 5,183,483     15.43 - 17.57  86,203,052          3.44 0.95 - 1.90      4.44 - 5.44
  (Commenced 6/1/2007)       2009 3,608,245     14.77 - 16.66  57,212,613          3.86 0.95 - 1.90    10.49 - 11.54
                             2008 1,887,421     13.37 - 14.94  27,017,111          9.06 0.95 - 1.90 (11.06) - (10.21)
                             2007   413,860     15.27 - 16.64   6,639,941          8.01 0.95 - 1.75      0.28 - 2.19
American Funds Global        2011 8,205,329     21.69 - 26.44 200,460,185          1.37 0.95 - 2.30  (10.95) - (9.75)
  Growth Sub-Account         2010 7,470,107     24.36 - 29.30 202,441,649          1.56 0.95 - 2.30     9.21 - 10.69
                             2009 6,579,263     22.30 - 26.47 161,438,857          1.51 0.95 - 2.30    39.07 - 40.96
                             2008 5,818,048     16.04 - 18.78 101,450,809          2.17 0.95 - 2.30 (39.80) - (38.97)
                             2007 3,676,314     26.64 - 30.77 104,847,881          3.27 0.95 - 2.30    12.22 - 13.76
American Funds Global Small  2011 3,080,674     23.15 - 26.58  76,801,888          1.34 0.89 - 1.90 (20.66) - (19.86)
  Capitalization Sub-Account 2010 2,578,008     29.19 - 33.17  80,582,925          1.75 0.89 - 1.90    20.11 - 21.33
                             2009 2,262,060     24.30 - 27.34  58,608,602          0.31 0.89 - 1.90    58.26 - 59.86
                             2008 1,683,911     15.35 - 17.10  27,428,704            -- 0.89 - 1.90 (54.33) - (49.46)
                             2007   985,561     34.16 - 37.13  35,036,450          2.98 0.89 - 1.75    19.31 - 20.35
American Funds Growth        2011 3,976,212   115.27 - 170.85 577,437,630          0.63 0.89 - 2.30   (6.45) - (5.12)
  Sub-Account                2010 3,717,676   123.22 - 180.08 568,813,924          0.77 0.89 - 2.30    15.98 - 17.63
                             2009 3,225,880   106.24 - 153.09 419,749,811          0.71 0.89 - 2.30    36.24 - 38.18
                             2008 2,453,157    77.98 - 110.79 231,101,074          1.04 0.89 - 2.30 (45.25) - (44.47)
                             2007 1,458,315   142.42 - 199.51 245,762,919          0.98 0.89 - 2.30     9.78 - 11.35
American Funds Growth-Income 2011 2,773,925    78.78 - 116.75 272,388,909          1.60 0.89 - 2.30   (4.06) - (2.70)
  Sub-Account                2010 2,639,070    82.11 - 119.99 266,511,951          1.55 0.89 - 2.30     8.90 - 10.44
                             2009 2,398,146    75.40 - 108.65 219,689,912          1.74 0.89 - 2.30    28.26 - 30.08
                             2008 1,942,091     58.79 - 83.53 136,811,504          2.00 0.89 - 2.30 (39.27) - (38.40)
                             2007 1,369,874    96.80 - 135.60 156,224,069          1.92 0.89 - 2.30      2.64 - 4.11
DWS I International          2011 2,245,605       6.92 - 6.97  15,659,285          1.83 1.35 - 1.40 (17.83) - (17.79)
  Sub-Account                2010 2,471,385       8.43 - 8.48  20,962,763          2.18 1.35 - 1.40      0.21 - 0.26
                             2009 2,700,348       8.41 - 8.46  22,845,161          4.39 1.35 - 1.40    31.67 - 31.73
                             2008 2,819,612       6.39 - 6.42  18,108,679          1.39 1.35 - 1.40 (48.94) - (48.91)
                             2007 3,119,351     12.50 - 12.57  39,213,025          2.39 1.35 - 1.40    12.99 - 13.04

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ----------- ------------- ------------- ------------- ----------- -------------------
Federated High Income Bond    2011       3,549          8.62        30,572          8.62        1.40             3.71
  Sub-Account                 2010       3,566          8.31        29,620          7.89        1.40            13.13
                              2009       3,582          7.34        26,300          8.35        1.40            50.72
                              2008      10,612          4.87        51,695         10.07        1.40           (27.03)
                              2007      18,999          6.68       126,835          7.93        1.40             1.98
Federated Kaufman Sub-Account 2011      12,138          4.82        58,454          1.12        1.40           (14.47)
  (Commenced 3/15/2010)       2010      14,184          5.63        79,874            --        1.40            13.09
Federated Managed             2011       1,824          5.03         9,170          5.07        1.40             3.33
  Volatility Sub-Account      2010       2,848          4.87        13,858          0.22        1.40             7.87
  (Commenced 3/15/2010)
Fidelity VIP Asset Manager    2011   7,353,740 11.75 - 12.28    87,071,337          1.88 0.89 - 1.40   (3.91) - (3.42)
  Sub-Account                 2010   8,263,984 12.22 - 12.71   101,784,889          1.66 0.89 - 1.40    12.67 - 13.26
                              2009   9,345,424 10.84 - 11.23   102,112,475          2.38 0.89 - 1.40    27.32 - 27.96
                              2008  10,322,631   8.51 - 8.77    88,545,973          2.51 0.89 - 1.40 (29.71) - (29.35)
                              2007  11,728,296 12.10 - 12.42   143,069,941          6.10 0.89 - 1.40    12.69 - 14.48
Fidelity VIP Contrafund       2011  15,588,853 10.76 - 43.00   388,526,965          1.01 0.89 - 2.25   (4.80) - (3.38)
  Sub-Account                 2010  15,707,574 11.14 - 44.59   379,741,596          1.25 0.89 - 2.25    14.51 - 16.18
                              2009  15,955,996  9.59 - 38.44   313,576,644          1.44 0.89 - 2.25    32.65 - 34.50
                              2008  16,114,037  7.13 - 28.60   222,674,108          1.01 0.89 - 2.25 (43.90) - (43.03)
                              2007  16,613,759 12.51 - 50.32   377,396,997          0.95 0.89 - 2.25    14.88 - 16.54
Fidelity VIP Equity-Income    2011     460,289         11.93     5,489,918          2.37        1.40            (0.43)
  Sub-Account                 2010     530,175         11.98     6,350,751          1.75        1.40            13.56
                              2009     619,856         10.55     6,538,981          2.24        1.40            28.40
                              2008     744,861          8.22     6,119,783          2.23        1.40           (43.46)
                              2007     942,455         14.53    13,694,030          1.64        1.40             0.11
Fidelity VIP FundsManager     2011 272,464,191   9.48 - 9.54 2,591,601,265          2.00 1.90 - 2.05   (4.01) - (3.87)
  60% Sub-Account             2010 118,824,451   9.88 - 9.93 1,176,598,687          2.72 1.90 - 2.05    11.32 - 11.49
  (Commenced 10/15/2009)      2009   4,074,373   8.87 - 8.90    36,215,324          3.35 1.90 - 2.05      0.07 - 0.09
Fidelity VIP Growth           2011   9,918,387 13.22 - 13.72   131,974,709          0.36 0.89 - 1.40   (1.19) - (0.68)
  Sub-Account                 2010  10,951,340 13.38 - 13.81   147,385,504          0.28 0.89 - 1.40    22.44 - 23.08
                              2009  11,893,241 10.93 - 11.22   130,641,959          0.45 0.89 - 1.40    26.51 - 27.14
                              2008  12,838,680   8.64 - 8.83   111,413,507          0.78 0.89 - 1.40 (47.91) - (47.64)
                              2007  14,370,091 16.58 - 16.86   239,237,615          0.83 0.89 - 1.40    24.72 - 25.83
Fidelity VIP Index 500        2011   3,976,112 15.10 - 15.76    60,061,917          1.87 0.89 - 1.35      0.67 - 1.14
  Sub-Account                 2010   4,565,389 14.90 - 15.58    68,501,202          1.87 0.89 - 1.40    13.42 - 14.00
                              2009   5,300,313 13.22 - 13.67    70,079,047          2.52 0.89 - 1.35    24.91 - 25.48
                              2008   6,061,847 10.58 - 10.89    64,164,439          2.01 0.89 - 1.35 (37.85) - (37.56)
                              2007   7,211,573 17.03 - 17.44   122,812,705          3.57 0.89 - 1.35      4.02 - 4.50
Fidelity VIP Mid Cap          2011   6,289,465 35.30 - 39.95   237,701,501          0.03 0.95 - 1.90 (12.53) - (11.70)
  Sub-Account                 2010   4,364,581 40.36 - 45.24   187,246,537          0.14 0.95 - 1.90    26.16 - 27.36
                              2009   3,075,278 31.99 - 35.52   103,784,411          0.54 0.95 - 1.90    37.12 - 38.43
                              2008   1,905,032 23.33 - 25.66    46,484,098          0.26 0.95 - 1.90 (40.75) - (40.18)
                              2007     997,653 39.38 - 42.90    40,496,316          0.51 0.95 - 1.90    13.16 - 14.24

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------- ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    --------- ----------------- ----------- ------------- ----------- -------------------
Fidelity VIP Money Market      2011 8,001,050      7.23 - 11.14  73,068,632          0.09 0.89 - 2.05   (1.94) - (0.77)
  Sub-Account                  2010 7,492,405      7.33 - 11.34  67,343,833          0.17 0.89 - 2.05   (1.82) - (0.65)
                               2009 6,126,543      7.41 - 11.53  50,572,988          0.71 0.89 - 2.05   (0.68) - (0.17)
                               2008 5,530,761       7.46 - 8.02  41,701,796          2.97 0.89 - 1.40      1.58 - 2.11
                               2007 5,148,515       7.35 - 7.86  38,182,657          5.08 0.89 - 1.40      3.69 - 4.22
Fidelity VIP Overseas          2011   540,072       8.06 - 9.24   4,664,192          1.35 1.15 - 1.40 (18.32) - (18.12)
  Sub-Account                  2010   593,728      9.85 - 11.30   6,266,276          1.39 1.15 - 1.40    11.54 - 11.82
                               2009   663,667      8.81 - 10.11   6,282,775          2.17 1.15 - 1.40    24.78 - 25.09
                               2008   713,199       7.04 - 8.09   5,413,449          2.46 1.15 - 1.40 (44.59) - (44.45)
                               2007   826,076     12.67 - 14.58  11,327,734          3.29 1.15 - 1.40    15.67 - 15.96
FTVIPT Franklin Income         2011 4,290,472     39.61 - 53.36 206,611,149          5.75 0.95 - 2.25      0.11 - 1.42
  Securities Sub-Account       2010 3,722,732     39.56 - 52.61 176,548,647          6.60 0.95 - 2.25    10.17 - 11.61
                               2009 3,157,996     35.91 - 47.14 134,091,525          8.01 0.95 - 2.25    32.58 - 34.31
                               2008 2,613,572     27.09 - 35.10  82,449,457          5.48 0.95 - 2.25 (31.23) - (30.32)
                               2007 1,974,360     39.38 - 50.37  88,519,218          3.16 0.95 - 2.25      1.44 - 2.77
FTVIPT Franklin Small Cap      2011 5,710,847       8.71 - 9.04  50,705,697          0.66 0.95 - 1.75   (5.43) - (4.67)
  Value Securities Sub-Account 2010 3,178,430       9.21 - 9.48  29,718,643          0.73 0.95 - 1.75    26.00 - 27.01
  (Commenced 6/1/2007)         2009 1,787,114       7.31 - 7.46  13,205,263          1.66 0.95 - 1.75    26.91 - 27.94
                               2008   856,253       5.76 - 5.83   4,965,586          1.04 0.95 - 1.75 (34.18) - (33.65)
                               2007   251,664       8.75 - 8.79   2,208,487            -- 0.95 - 1.75  (14.60) - (3.45)
FTVIPT Mutual Shares           2011 5,952,328     18.51 - 21.38 118,532,870          2.42 0.95 - 1.90   (2.90) - (1.98)
  Securities Sub-Account       2010 5,431,435     19.07 - 21.81 110,507,146          1.62 0.95 - 1.90     9.10 - 10.14
                               2009 4,784,657     17.47 - 19.80  88,554,450          2.02 0.95 - 1.90    23.67 - 24.86
                               2008 3,944,854     14.13 - 15.86  58,571,142          3.27 0.95 - 1.90 (38.30) - (37.71)
                               2007 3,006,411     22.90 - 25.46  71,392,728          1.37 0.95 - 1.90      1.52 - 2.50
FTVIPT Templeton Foreign       2011 2,720,421     11.59 - 27.19  69,009,193          1.71 1.55 - 2.30 (12.66) - (12.00)
  Securities Sub-Account       2010 2,782,005     13.20 - 30.95  79,683,759          1.88 1.55 - 2.30      5.94 - 6.74
                               2009 2,655,441     12.40 - 29.04  70,515,555          3.05 1.55 - 2.30    33.93 - 34.94
                               2008 2,485,260      9.21 - 21.55  48,551,609          2.33 1.55 - 2.30 (41.74) - (41.30)
                               2007 1,778,828     15.73 - 36.77  56,498,732          1.81 1.55 - 2.30    12.82 - 13.67
FTVIPT Templeton Global        2011 8,104,261     16.36 - 18.15 139,986,041          5.46 0.95 - 1.75   (2.58) - (1.81)
  Bond Securities Sub-Account  2010 4,997,591     16.79 - 18.48  88,294,177          1.36 0.95 - 1.75    12.46 - 13.36
  (Commenced 6/1/2007)         2009 2,853,081     14.93 - 16.31  44,636,060         14.21 0.95 - 1.75    16.62 - 17.56
                               2008 1,462,599     12.80 - 13.87  19,575,877          3.50 0.95 - 1.75      4.36 - 5.20
                               2007   318,925     12.27 - 13.18   4,080,871          0.01 0.95 - 1.75      3.66 - 9.78
Invesco V.I. Capital           2011    25,848              3.91     101,083          0.16        1.40            (9.17)
  Appreciation Sub-Account     2010    33,129              4.31     142,665          0.73        1.40            13.89
                               2009    41,631              3.78     157,420          0.62        1.40            19.39
                               2008    50,723              3.17     160,644            --        1.40           (43.30)
                               2007    77,611              5.59     433,487            --        1.40            10.45
Invesco V.I. Core Equity       2011    63,191              4.38     276,761          0.92        1.40            (1.44)
  Sub-Account                  2010    88,640              4.44     393,933          0.95        1.40             8.02
                               2009    99,143              4.11     407,845          1.76        1.40            26.51
                               2008   120,534              3.25     391,928          1.79        1.40           (31.12)
                               2007   181,999              4.72     859,118          0.99        1.40             6.61

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
Invesco V.I. Global Real     2011  1,863,096       7.08 - 7.38  13,467,264          4.22 0.95 - 1.75   (8.34) - (7.62)
  Estate Sub-Account         2010  1,148,943       7.73 - 7.98   9,028,134          5.55 0.95 - 1.75    15.19 - 16.13
  (Commenced 6/1/2007)       2009    704,385       6.71 - 6.88   4,786,308            -- 0.95 - 1.75    28.83 - 29.86
                             2008    449,308       5.21 - 5.29   2,360,062          9.45 0.95 - 1.75 (45.68) - (45.25)
                             2007    156,912       9.58 - 9.67   1,510,684          9.59 0.95 - 1.75  (13.59) - (6.80)
Invesco V.I. International   2011  6,481,068      6.86 - 25.68 154,099,050          1.06 0.95 - 1.75   (8.60) - (7.87)
  Growth Sub-Account         2010  4,327,573      7.46 - 27.87 111,888,065          2.01 0.95 - 1.75    10.66 - 11.55
                             2009  2,818,925      6.70 - 24.98  65,315,391          1.74 0.95 - 1.75    32.57 - 33.63
                             2008  1,618,515      5.02 - 18.70  27,961,110          0.80 0.95 - 1.75 (41.56) - (41.09)
                             2007    445,944      8.54 - 31.74  11,954,057          1.05 0.95 - 1.75     0.37 - 13.15
Invesco V.I. Van Kampen      2011     18,874              4.77      90,033            --        1.40            (7.49)
  Capital Growth Sub-Account 2010     25,363              5.16     130,764            --        1.40            18.18
                             2009     26,829              4.36     117,046          0.11        1.40            63.78
                             2008     33,379              2.66      88,923          0.55        1.40           (49.70)
                             2007  1,659,770       5.28 - 5.59   9,156,031            -- 1.50 - 2.30    13.98 - 15.33
Invesco V.I. Van Kampen      2011 27,370,136      4.44 - 15.75 414,357,262          1.69 0.95 - 1.90   (8.77) - (2.23)
  Equity and Income          2010 22,199,448     14.98 - 16.11 345,124,808          1.92 0.95 - 1.90     9.92 - 10.97
  Sub-Account                2009 17,747,381     13.63 - 14.52 249,400,082          2.82 0.95 - 1.90    20.19 - 21.33
                             2008 13,625,412     11.34 - 11.97 158,238,412          2.44 0.95 - 1.90 (24.14) - (23.41)
                             2007 10,934,412     14.95 - 15.63 166,104,798          2.06 0.95 - 1.90      1.41 - 2.38
Invesco V.I. Van Kampen      2011 11,777,382      6.40 - 24.26 206,338,231          1.13 0.95 - 1.90   (4.10) - (3.18)
  Growth and Income          2010  9,061,763      6.63 - 25.06 160,437,278          0.09 0.95 - 1.90    10.09 - 11.13
  Sub-Account                2009  6,896,039      5.97 - 22.55 107,604,807          3.60 0.95 - 1.90    21.78 - 22.94
                             2008  4,699,178      4.87 - 18.34  57,517,543          1.50 0.95 - 1.90 (33.49) - (32.85)
                             2007  3,069,791      7.27 - 27.31  49,067,204          1.01 0.95 - 1.90      0.58 - 1.55
Invesco V.I. Van Kampen Mid  2011  4,490,470     10.26 - 10.68  47,014,117          0.72 0.95 - 1.75   (0.92) - (0.12)
  Cap Value Sub-Account      2010  2,673,648     10.35 - 10.70  28,139,044          0.80 0.95 - 1.75    20.06 - 21.03
  (Commenced 6/1/2007)       2009  1,763,519       8.62 - 8.84  15,401,650          1.18 0.95 - 1.75    36.75 - 37.84
                             2008  1,130,852       6.31 - 6.41   7,194,408          0.78 0.95 - 1.75 (42.44) - (41.98)
                             2007    257,428     10.95 - 11.05   2,833,669          0.17 0.95 - 1.75   (6.13) - (6.63)
Janus Aspen Worldwide        2011        769              6.17       4,750          0.58        0.89           (14.50)
  Sub-Account                2010        901              7.22       6,506          0.61        0.89            14.80
                             2009        999              6.29       6,285          1.43        0.89            36.49
                             2008      1,089              4.61       5,018          1.21        0.89           (45.15)
                             2007      1,182              8.40       9,932          0.76        0.89             8.65
LMPVET ClearBridge Variable  2011 11,855,614      8.94 - 15.09 160,839,221          0.20 0.95 - 2.30      0.15 - 1.50
  Aggressive Growth          2010 11,742,971      8.92 - 14.87 156,471,918          0.15 0.95 - 2.30    22.17 - 23.83
  Sub-Account                2009 11,503,827      7.29 - 12.01 123,705,924            -- 0.95 - 2.30    31.51 - 33.30
                             2008 10,751,677       7.58 - 9.01  86,704,540            -- 0.95 - 2.30 (41.77) - (40.97)
                             2007  9,406,900     13.02 - 15.26 127,959,661            -- 0.95 - 2.30    (0.82) - 0.54
LMPVET ClearBridge Variable  2011  7,021,537     26.94 - 34.98 224,680,370          1.77 0.95 - 2.30      0.28 - 1.64
  Appreciation Sub-Account   2010  5,515,253     26.87 - 34.42 173,626,503          1.83 0.95 - 2.30    10.07 - 11.56
                             2009  4,134,838     24.41 - 30.85 116,657,409          2.45 0.95 - 2.30    19.34 - 20.96
                             2008  3,070,482     11.00 - 25.50  70,122,225          1.44 0.95 - 2.30 (31.05) - (29.98)
                             2007  2,591,844     15.95 - 36.42  83,497,462          1.37 0.95 - 2.30      1.22 - 7.39

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   --------- ----------------- ----------- ------------- ----------- -------------------
LMPVET ClearBridge Variable   2011 8,013,455      9.06 - 14.28 103,322,855          3.39 0.95 - 2.30    (2.15) - 6.69
  Equity Income Builder       2010 6,778,039     10.29 - 13.39  81,006,913          4.09 0.95 - 1.90    10.01 - 11.06
  Sub-Account                 2009 6,144,958      9.34 - 12.06  64,946,351          3.37 0.95 - 1.90    20.32 - 21.47
                              2008 5,136,303       7.74 - 9.92  43,322,014          1.13 0.95 - 1.90 (36.25) - (35.58)
                              2007 4,737,273     12.15 - 15.28  59,957,587          1.99 1.10 - 1.90      0.27 - 5.14
LMPVET ClearBridge Variable   2011 3,213,146     25.64 - 32.59  95,718,136          1.41 0.95 - 2.30   (8.32) - (7.08)
  Fundamental All Cap Value   2010 3,100,875     27.97 - 35.07  99,528,233          1.79 0.95 - 2.30    13.96 - 15.50
  Sub-Account                 2009 2,989,079     24.54 - 30.36  83,258,408          1.44 0.95 - 2.30    26.41 - 28.14
                              2008 2,724,852     19.41 - 23.70  59,326,416          1.83 0.95 - 2.30 (38.03) - (37.18)
                              2007 2,440,021     31.33 - 37.72  84,463,307          1.55 0.95 - 2.30   (1.05) - (0.31)
LMPVET ClearBridge Variable   2011   363,040     11.99 - 13.38   4,673,796          0.42 1.50 - 2.30   (2.91) - (2.12)
  Large Cap Growth            2010   459,350     12.35 - 13.67   6,065,533          0.11 1.50 - 2.30      7.34 - 8.19
  Sub-Account                 2009   557,417     11.50 - 12.63   6,818,703          0.27 1.50 - 2.30    39.14 - 40.27
                              2008   629,993       8.27 - 9.01   5,503,740          0.26 1.50 - 2.30 (38.72) - (38.23)
                              2007   699,543     13.49 - 14.58   9,921,012          0.05 1.50 - 2.30      2.90 - 3.73
LMPVET ClearBridge Variable   2011   265,335     13.42 - 15.00   3,836,359          2.82 1.50 - 2.30      2.57 - 3.39
  Large Cap Value Sub-Account 2010   194,899     13.09 - 14.51   2,729,796          3.02 1.50 - 2.30      6.98 - 7.83
                              2009   196,692     12.23 - 13.45   2,559,454          1.95 1.50 - 2.30    21.66 - 22.65
                              2008   188,889     10.05 - 10.97   2,012,063          1.09 1.50 - 2.30 (37.09) - (36.59)
                              2007   279,645     15.98 - 17.30   4,699,165          1.52 1.50 - 2.30      1.53 - 2.35
LMPVET ClearBridge Variable   2011 2,686,955     13.50 - 18.35  42,564,777            -- 0.95 - 2.30    (0.91) - 0.43
  Small Cap Growth            2010 2,149,625     13.62 - 18.28  33,662,804            -- 0.95 - 2.30    22.34 - 24.00
  Sub-Account                 2009 1,757,714     11.13 - 14.74  21,966,842            -- 0.95 - 2.30    39.53 - 41.42
                              2008 1,214,861      7.98 - 10.42  10,577,679            -- 0.95 - 2.30 (42.06) - (41.27)
                              2007   754,675     13.77 - 17.53  10,904,358            -- 1.10 - 2.30      7.50 - 8.80
LMPVET Investment Counsel     2011    17,377     27.28 - 29.51     501,373          1.20 1.50 - 1.90   (1.89) - (1.51)
  Variable Social Awareness   2010    17,424     27.81 - 29.97     510,680          1.24 1.50 - 1.90    10.04 - 10.48
  Sub-Account                 2009    19,412     25.28 - 27.12     515,712          1.43 1.50 - 1.90    20.53 - 21.01
                              2008    25,775     20.97 - 22.41     567,901          2.05 1.50 - 1.90 (26.61) - (26.32)
                              2007    19,022     28.57 - 30.42     565,965          1.84 1.50 - 1.90      8.80 - 9.24
LMPVET Variable Lifestyle     2011 1,414,982     15.93 - 17.95  24,265,695          3.19 1.10 - 1.90    (0.73) - 0.07
  Allocation 50% Sub-Account  2010   769,522     16.05 - 17.94  13,086,823          4.10 1.10 - 1.90     6.21 - 12.65
                              2009   487,451     14.30 - 15.06   7,231,568          5.06 1.50 - 1.90    29.83 - 30.35
                              2008   567,873     11.02 - 11.55   6,471,351          3.50 1.50 - 1.90 (28.71) - (28.42)
                              2007   590,437     15.45 - 16.14   9,409,255          5.14 1.50 - 1.90      1.26 - 1.67
LMPVET Variable Lifestyle     2011   219,583     13.47 - 14.30   3,086,943          1.88 1.50 - 1.90   (2.45) - (2.06)
  Allocation 70% Sub-Account  2010   236,121     13.81 - 14.60   3,395,287          2.04 1.50 - 1.90    12.84 - 13.30
                              2009   271,548     12.24 - 12.89   3,447,350          3.60 1.50 - 1.90    30.41 - 30.93
                              2008   280,357       9.39 - 9.84   2,719,047          2.51 1.50 - 1.90 (34.04) - (33.77)
                              2007   250,067     14.23 - 14.86   3,668,950          4.65 1.50 - 1.90      1.87 - 2.28
LMPVET Variable Lifestyle     2011 4,732,454     12.85 - 14.81  65,879,472          1.55 0.95 - 1.90   (4.15) - (3.23)
  Allocation 85% Sub-Account  2010 4,289,092     13.41 - 15.30  62,035,149          1.73 0.95 - 1.90    13.52 - 14.60
                              2009 3,756,486     11.81 - 13.35  47,576,561          2.64 0.95 - 1.90    29.99 - 31.22
                              2008 2,668,230      9.09 - 10.18  25,875,933          2.50 0.95 - 1.90 (38.60) - (38.01)
                              2007 1,057,927     14.80 - 16.41  16,581,727          5.12 0.95 - 1.90      1.41 - 2.38

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ----------- ------------- ------------- ------------- ----------- -------------------
LMPVIT Western Asset Variable 2011   3,594,817 17.34 - 20.85    69,717,903          8.38 0.95 - 2.30    (0.59) - 0.75
  Global High Yield Bond      2010   3,170,899 17.44 - 20.70    61,092,507          9.47 0.95 - 2.30    12.31 - 13.83
  Sub-Account                 2009   2,845,850 15.53 - 18.18    48,249,580         11.34 0.95 - 2.30    52.02 - 54.08
                              2008   2,664,258 10.21 - 11.80    29,373,023         11.01 0.95 - 2.30 (32.40) - (31.48)
                              2007   2,527,054 15.11 - 16.97    40,738,484          9.95 1.10 - 2.30   (2.35) - (1.17)
MFS VIT Investors Trust       2011       7,050          4.82        33,994          0.90        1.40            (3.54)
  Sub-Account                 2010       8,683          5.00        43,404          1.30        1.40             9.56
                              2009      11,563          4.56        52,758          1.77        1.40            25.15
                              2008      13,271          3.65        48,391          0.96        1.40           (34.01)
                              2007      23,909          5.53       132,122          0.85        1.40             8.76
MFS VIT New Discovery         2011       4,939          8.38        41,374            --        1.40           (11.51)
  Sub-Account                 2010       4,951          9.47        46,865            --        1.40            34.44
                              2009       6,461          7.04        45,491            --        1.40            60.90
                              2008      10,205          4.38        44,654            --        1.40           (40.18)
                              2007      13,583          7.31        99,354            --        1.40             1.08
MFS VIT Research Sub-Account  2011       8,675          5.20        45,142          0.72        1.40            (1.83)
                              2010      21,202          5.30       112,388          0.92        1.40            14.29
                              2009      23,944          4.64       111,057          1.44        1.40            28.73
                              2008      26,232          3.60        94,515          0.58        1.40           (36.98)
                              2007      34,862          5.72       199,317          0.70        1.40            11.62
MIST AllianceBernstein Global 2011 168,434,681   9.68 - 9.75 1,639,379,077          0.87 1.15 - 2.25   (3.18) - (2.47)
  Dynamic Allocation
  Sub-Account
  (Commenced 5/2/2011)
MIST American Funds Balanced  2011 306,967,734   9.22 - 9.69 2,914,777,188          1.26 1.00 - 2.35   (4.39) - (3.10)
  Allocation Sub-Account      2010 251,644,506  9.64 - 10.00 2,478,289,324          1.01 1.00 - 2.35     9.55 - 11.05
  (Commenced 4/28/2008)       2009 147,529,141   8.80 - 9.00 1,315,175,709            -- 1.00 - 2.35    20.40 - 27.85
                              2008  47,541,825   6.97 - 7.02   332,865,017          6.67 1.15 - 2.35 (30.39) - (29.82)
MIST American Funds Bond      2011  32,528,572 10.43 - 10.84   349,346,240          2.09 1.30 - 2.35      3.34 - 4.42
  Sub-Account                 2010  26,655,400 10.10 - 10.38   274,791,792          1.64 1.30 - 2.35      3.63 - 4.73
  (Commenced 4/28/2008)       2009  14,305,838   9.74 - 9.92   141,146,685            -- 1.30 - 2.35     9.52 - 10.67
                              2008   3,151,521   8.89 - 8.96    28,171,025          9.47 1.30 - 2.35 (11.39) - (10.76)
MIST American Funds Growth    2011 159,224,115   8.53 - 8.92 1,398,390,722          1.10 1.15 - 2.35   (6.95) - (5.82)
  Allocation Sub-Account      2010 155,386,301   9.17 - 9.47 1,454,861,016          0.89 1.15 - 2.35    10.86 - 12.18
  (Commenced 4/28/2008)       2009 139,002,030   8.27 - 8.44 1,164,848,803            -- 1.15 - 2.35    30.93 - 32.51
                              2008  74,827,606   6.32 - 6.37   475,226,821          6.95 1.15 - 2.35 (36.80) - (36.28)
MIST American Funds Growth    2011  64,256,598   8.36 - 8.69   553,292,806          0.35 1.30 - 2.35   (6.81) - (5.83)
  Sub-Account                 2010  52,406,611   8.97 - 9.23   480,253,525          0.20 1.30 - 2.35    15.57 - 16.79
  (Commenced 4/28/2008)       2009  30,278,080   7.76 - 7.90   238,097,827            -- 1.30 - 2.35    35.67 - 37.09
                              2008   9,556,758   5.72 - 5.76    54,966,248          7.34 1.30 - 2.35 (42.71) - (42.30)
MIST American Funds           2011  39,355,385   7.35 - 7.61   296,765,073          1.44 1.30 - 2.25 (16.18) - (15.38)
  International Sub-Account   2010  33,804,542   8.75 - 9.00   301,922,149          0.76 1.30 - 2.35      4.42 - 5.51
  (Commenced 4/28/2008)       2009  19,914,429   8.38 - 8.53   168,980,812            -- 1.30 - 2.35    39.25 - 40.72
                              2008   7,576,246   6.02 - 6.06    45,810,468         11.18 1.30 - 2.20 (40.31) - (39.94)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------- ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ------------- ------------- ----------- -------------------
MIST American Funds Moderate   2011 168,982,398  9.67 - 10.16 1,683,464,896          1.54 1.00 - 2.35   (2.14) - (0.81)
  Allocation Sub-Account       2010 143,876,667  9.88 - 10.25 1,452,175,003          1.41 1.00 - 2.35      7.36 - 8.82
  (Commenced 4/28/2008)        2009  89,994,728   9.20 - 9.42   839,089,528            -- 1.00 - 2.35    15.69 - 21.98
                               2008  29,162,701   7.64 - 7.70   223,820,453          6.96 1.15 - 2.35 (23.78) - (23.16)
MIST AQR Global Risk           2011 179,038,392 10.54 - 10.62 1,898,124,083          3.00 1.15 - 2.25      1.94 - 2.70
  Balanced Sub-Account
  (Commenced 5/2/2011)
MIST BlackRock Global Tactical 2011 297,189,715   9.51 - 9.58 2,842,712,285          1.37 1.15 - 2.25   (4.84) - (4.14)
  Strategies Sub-Account
  (Commenced 5/2/2011)
MIST BlackRock High Yield      2011  10,891,616 12.03 - 21.28   221,624,841          6.52 1.20 - 2.35    (0.03) - 1.12
  Sub-Account                  2010   9,034,810 11.92 - 21.07   182,367,303          5.88 1.20 - 2.35     5.99 - 14.28
                               2009   5,656,394 16.02 - 18.43   100,278,538          3.54 1.30 - 2.35    43.24 - 44.75
                               2008   1,114,960 11.47 - 12.73    13,709,683          5.00 1.30 - 2.30 (25.93) - (25.14)
                               2007     450,432 15.68 - 16.78     7,452,180          8.47 1.70 - 2.30      0.35 - 0.96
MIST BlackRock Large Cap       2011   1,414,721   8.42 - 9.34    12,849,849          0.92 1.55 - 2.30   (2.06) - (1.33)
  Core Sub-Account             2010   1,044,239   8.60 - 9.47     9,613,588          1.06 1.55 - 2.30    10.01 - 10.85
                               2009     613,169   7.82 - 8.54     5,078,728          1.34 1.55 - 2.30    16.49 - 17.35
                               2008     508,491   6.71 - 7.28     3,599,088          0.57 1.55 - 2.30 (38.73) - (38.27)
                               2007     390,444 10.96 - 11.80     4,467,216          0.64 1.55 - 2.30      0.28 - 4.87
MIST Clarion Global Real       2011  11,304,866 12.34 - 13.38   147,447,056          3.80 1.30 - 2.35   (7.78) - (6.80)
  Estate Sub-Account           2010   9,934,760 13.39 - 14.36   139,330,754          7.76 1.30 - 2.35    13.41 - 14.61
                               2009   7,999,282 11.80 - 12.53    98,120,895          3.11 1.30 - 2.35    31.61 - 33.00
                               2008   6,912,531   8.97 - 9.42    63,965,106          1.66 1.30 - 2.35 (43.03) - (42.43)
                               2007   6,238,930 15.74 - 16.36   100,668,094          0.98 1.30 - 2.35 (16.99) - (16.11)
MIST Dreman Small Cap Value    2011   1,650,824 12.42 - 13.17    21,224,281          1.69 1.20 - 2.30 (12.17) - (11.43)
  Sub-Account                  2010   1,677,961 14.14 - 14.87    24,426,974          0.82 1.20 - 2.30    16.82 - 17.83
                               2009   1,579,618 12.10 - 12.62    19,575,088          0.88 1.20 - 2.30    26.15 - 27.24
                               2008   1,254,915   9.59 - 9.92    12,261,677          0.72 1.20 - 2.30 (26.93) - (21.55)
                               2007     865,483 13.13 - 13.40    11,511,054            -- 1.55 - 2.30   (3.24) - (2.50)
MIST Goldman Sachs Mid Cap     2011   9,263,271 13.34 - 14.45   130,696,272          0.48 1.30 - 2.35   (8.46) - (7.50)
  Value Sub-Account            2010   7,332,195 14.57 - 15.63   112,015,664          0.92 1.30 - 2.35    21.35 - 22.63
                               2009   6,218,018 12.01 - 12.74    77,628,353          1.25 1.30 - 2.35    29.24 - 30.59
                               2008   7,184,822   9.29 - 9.76    68,935,462          0.79 1.30 - 2.35 (37.57) - (36.90)
                               2007   9,178,387 14.88 - 15.47   140,073,719          0.49 1.30 - 2.35      0.69 - 1.76
MIST Harris Oakmark            2011  28,033,038 14.49 - 17.04   461,860,538            -- 1.30 - 2.35 (16.24) - (15.36)
  International Sub-Account    2010  23,589,953 17.23 - 20.14   459,739,197          1.82 1.30 - 2.35    13.71 - 14.92
                               2009  18,176,767 15.11 - 17.52   309,481,262          7.66 1.30 - 2.35    43.46 - 53.06
                               2008  16,938,263 10.69 - 11.45   189,181,455          1.67 1.30 - 2.35 (42.26) - (41.65)
                               2007  20,013,713 18.49 - 19.62   384,273,575          0.80 1.30 - 2.35   (3.43) - (2.40)
MIST Invesco Small Cap         2011  13,942,780 14.22 - 16.69   212,672,795            -- 0.89 - 2.35   (3.37) - (1.73)
  Growth Sub-Account           2010  11,943,258 14.70 - 16.99   186,610,558            -- 0.89 - 2.35    23.26 - 25.35
                               2009  11,180,366 11.92 - 13.55   140,473,926            -- 0.89 - 2.35    30.70 - 33.03
                               2008  10,535,898  9.11 - 10.19   100,447,225            -- 0.89 - 2.35 (40.16) - (39.15)
                               2007  11,452,863 15.20 - 16.74   181,044,517            -- 0.89 - 2.35     8.48 - 10.41


METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
MIST Janus Forty Sub-Account 2011    543,584    96.27 - 146.05  68,769,080          1.69 1.30 - 2.35   (9.69) - (8.74)
                             2010    397,905   106.29 - 160.04  53,356,686          1.30 1.30 - 2.35      3.20 - 8.00
                             2009    192,470    99.16 - 121.06  21,865,637            -- 1.55 - 2.30    39.96 - 41.01
                             2008    143,074     70.85 - 85.85  11,490,581          4.86 1.55 - 2.30 (43.18) - (42.75)
                             2007     62,044   124.70 - 149.97   8,715,091          0.08 1.55 - 2.30    27.48 - 28.45
MIST Lazard Mid Cap          2011  9,231,569     13.28 - 14.86 131,200,067          0.72 1.20 - 2.35   (7.47) - (6.40)
  Sub-Account                2010  8,873,534     14.35 - 15.88 135,205,406          0.86 1.20 - 2.35    20.00 - 21.40
                             2009  8,013,598     11.95 - 13.08 100,906,992          1.16 1.20 - 2.35    33.58 - 35.13
                             2008  7,502,381       8.94 - 9.61  70,201,744          0.96 1.30 - 2.35 (39.74) - (39.10)
                             2007  7,858,992     14.83 - 15.78 121,255,292          0.34 1.30 - 2.35   (4.98) - (3.97)
MIST Legg Mason ClearBridge  2011 35,764,496       6.45 - 7.78 265,479,062            -- 0.95 - 2.35    (9.34) - 1.91
  Aggressive Growth          2010 13,863,499       6.97 - 7.63 102,505,758            -- 1.30 - 2.35    20.92 - 22.20
  Sub-Account                2009 12,110,468       5.76 - 6.24  73,409,292            -- 1.30 - 2.35    29.87 - 31.23
                             2008 12,239,079       4.43 - 4.76  56,694,512            -- 1.30 - 2.35 (40.47) - (39.84)
                             2007 13,488,538       7.44 - 7.91 104,186,821            -- 1.30 - 2.35    (0.12) - 0.94
MIST Loomis Sayles Global    2011 13,161,956     12.01 - 12.74 165,018,207          2.32 1.30 - 2.35   (3.77) - (2.75)
  Markets Sub-Account        2010 10,620,691     12.48 - 13.10 137,171,845          2.99 1.30 - 2.35    19.18 - 20.43
                             2009  7,198,911     10.47 - 10.88  77,383,467          1.95 1.30 - 2.35    37.54 - 39.00
                             2008  5,848,580       7.61 - 7.83  45,350,255          4.63 1.30 - 2.35 (40.68) - (40.05)
                             2007  4,274,323     12.83 - 13.06  55,474,222            -- 1.30 - 2.35    24.87 - 26.19
MIST Lord Abbett Bond        2011 10,848,076      8.39 - 26.88 255,107,548          5.92 0.89 - 2.35      2.04 - 3.90
  Debenture Sub-Account      2010 11,708,304      8.12 - 25.87 267,920,695          6.21 0.89 - 2.35    10.34 - 12.18
                             2009 11,953,991      7.27 - 23.06 245,913,998          7.17 0.89 - 2.35    33.60 - 35.91
                             2008 11,669,031      5.38 - 16.97 178,177,257          4.35 0.89 - 2.35 (20.50) - (19.12)
                             2007 15,162,946      6.68 - 20.98 288,948,614          5.32 0.89 - 2.35      4.06 - 5.90
MIST Lord Abbett Mid Cap     2011  5,366,862     21.23 - 24.69 127,004,689          0.51 1.30 - 2.35   (5.93) - (4.94)
  Value Sub-Account          2010  4,351,943     22.57 - 25.97 108,323,379          0.55 1.30 - 2.35    22.62 - 23.91
                             2009  3,034,782     18.41 - 20.96  60,902,685          1.74 1.30 - 2.35    23.59 - 24.90
                             2008  1,489,703     14.89 - 16.78  23,899,560          0.41 1.30 - 2.35 (40.20) - (39.57)
                             2007    609,565     25.04 - 27.45  16,075,069          0.60 1.55 - 2.30   (1.70) - (0.96)
MIST Met/Eaton Vance         2011  4,263,176     10.13 - 10.30  43,696,769          1.99 1.30 - 2.30    (0.31) - 0.69
  Floating Rate Sub-Account  2010  1,600,145     10.16 - 10.23  16,334,315            -- 1.30 - 2.30      1.64 - 2.31
  (Commenced 5/3/2010)
MIST Met/Franklin Low        2011  2,835,514       9.70 - 9.78  27,661,832            -- 1.20 - 2.35   (2.83) - (2.08)
  Duration Total Return
  Sub-Account
  (Commenced 5/2/2011)
MIST Met/Franklin Mutual     2011 17,630,531       8.43 - 8.76 152,876,625          2.75 1.30 - 2.35   (2.85) - (1.83)
  Shares Sub-Account         2010 13,681,991       8.67 - 8.92 121,115,835            -- 1.30 - 2.35      8.44 - 9.58
  (Commenced 4/28/2008)      2009  7,713,701       8.01 - 8.14  62,452,238            -- 1.30 - 2.30    22.05 - 23.27
                             2008  1,978,335       6.56 - 6.60  13,038,845          5.28 1.30 - 2.20 (34.35) - (33.94)
MIST Met/Franklin Templeton  2011 63,624,798       9.05 - 9.46 592,611,774          1.72 1.15 - 2.35   (4.04) - (2.88)
  Founding Strategy          2010 59,315,798       9.43 - 9.74 571,218,147            -- 1.15 - 2.35      7.50 - 8.79
  Sub-Account                2009 49,352,169       8.80 - 8.95 438,687,403            -- 1.15 - 2.20    25.75 - 27.08
  (Commenced 4/28/2008)      2008 27,525,771       6.99 - 7.05 193,348,119          3.15 1.15 - 2.20 (30.03) - (29.53)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                 LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 ----------- ------------- ------------- ------------- ----------- -------------------
MIST Met/Templeton Growth   2011   4,687,427  8.18 - 14.06    49,144,134          0.33 0.95 - 2.15  (17.86) - (7.78)
  Sub-Account               2010     614,557  8.96 - 14.25     7,380,405            -- 1.10 - 2.05      4.65 - 5.96
  (Commenced 5/3/2010)
MIST Met/Templeton          2011   4,276,073 11.74 - 12.02    51,093,268          6.86 1.30 - 2.20   (2.49) - (1.61)
  International Bond        2010   2,982,596 12.04 - 12.22    36,302,425          0.51 1.30 - 2.20    11.07 - 12.08
  Sub-Account               2009     775,327 10.84 - 10.90     8,438,524            -- 1.30 - 2.20      8.40 - 9.00
  (Commenced 5/4/2009)
MIST MetLife Aggressive     2011  49,390,389 10.07 - 10.98   524,691,864          1.10 1.15 - 2.35   (7.96) - (6.85)
  Strategy Sub-Account      2010  45,689,702 10.94 - 11.78   522,967,837          1.18 1.15 - 2.35    13.80 - 15.17
                            2009  41,343,573  9.62 - 10.23   412,402,731            -- 1.15 - 2.35    29.56 - 31.13
                            2008  39,565,727   7.42 - 7.80   302,274,534          3.60 1.15 - 2.35 (42.19) - (41.49)
                            2007  46,258,233 12.84 - 13.34   607,023,915          1.29 1.15 - 2.35      0.48 - 1.70
MIST MetLife Balanced Plus  2011 257,076,022   9.33 - 9.40 2,411,774,661          0.27 1.15 - 2.25   (6.68) - (6.00)
  Sub-Account
  (Commenced 5/2/2011)
MIST MetLife Balanced       2011 592,824,603 10.80 - 11.77 6,764,659,086          1.58 1.15 - 2.35   (3.98) - (2.82)
  Strategy Sub-Account      2010 546,381,907 11.25 - 12.12 6,437,293,439          2.05 1.15 - 2.35    10.96 - 12.28
                            2009 458,932,798 10.14 - 10.79 4,832,135,577            -- 1.15 - 2.35    25.35 - 26.87
                            2008 406,068,266   8.09 - 8.50 3,383,789,930          4.75 1.15 - 2.35 (33.52) - (32.72)
                            2007 407,763,369 12.17 - 12.64 5,073,218,651          1.64 1.15 - 2.35      2.43 - 3.68
MIST MetLife Defensive      2011 186,262,512 11.33 - 12.48 2,228,739,665          2.22 1.00 - 2.35    (0.59) - 0.76
  Strategy Sub-Account      2010 167,912,074 11.40 - 12.39 2,003,850,499          3.05 1.00 - 2.35      8.32 - 9.80
                            2009 134,240,318 10.52 - 11.28 1,466,386,791          2.86 1.00 - 2.35    14.50 - 21.50
                            2008  98,361,064   8.77 - 9.21   887,719,339          1.41 1.15 - 2.35 (22.50) - (21.56)
                            2007  51,959,475 11.31 - 11.75   600,410,325          1.89 1.15 - 2.35      3.45 - 4.70
MIST MetLife Growth         2011 446,977,194 10.46 - 11.40 4,926,470,881          1.54 1.15 - 2.35   (6.10) - (4.98)
  Strategy Sub-Account      2010 473,161,406 11.14 - 12.00 5,512,372,206          1.71 1.15 - 2.35    12.81 - 14.17
                            2009 490,302,032  9.88 - 10.51 5,026,063,304            -- 1.15 - 2.35    27.08 - 28.61
                            2008 494,438,103   7.77 - 8.17 3,958,612,323          3.49 1.15 - 2.35 (39.32) - (38.58)
                            2007 481,475,567 12.81 - 13.30 6,304,660,461          1.10 1.15 - 2.35      2.26 - 3.50
MIST MetLife Moderate       2011 281,377,647 11.18 - 12.19 3,324,311,655          1.83 1.15 - 2.35   (2.43) - (1.26)
  Strategy Sub-Account      2010 257,780,425 11.46 - 12.34 3,094,289,659          2.46 1.15 - 2.35     9.79 - 11.12
                            2009 201,975,022 10.44 - 11.11 2,188,428,006          3.18 1.15 - 2.35    23.16 - 24.65
                            2008 157,147,909   8.48 - 8.91 1,371,420,955          1.75 1.15 - 2.35 (28.14) - (27.26)
                            2007 132,930,004 11.79 - 12.25 1,602,068,224          1.93 1.15 - 2.35      3.73 - 4.99
MIST MFS Emerging Markets   2011  37,004,554  9.55 - 11.54   369,675,163          1.39 0.95 - 2.35 (20.59) - (19.48)
  Equity Sub-Account        2010  29,287,659 12.03 - 14.53   365,169,255          0.97 0.95 - 2.35    20.79 - 22.49
                            2009  18,534,256  9.96 - 12.02   189,762,080          1.45 0.95 - 2.35    65.01 - 67.34
                            2008   9,820,617   6.03 - 7.28    60,422,758          1.29 0.95 - 2.35 (56.57) - (52.63)
                            2007   4,415,597 13.89 - 14.22    62,075,247          0.04 0.95 - 2.35    33.43 - 35.32
MIST MFS Research           2011  22,841,018 11.58 - 13.42   285,814,827          1.88 0.95 - 2.35 (12.79) - (11.56)
  International Sub-Account 2010  22,399,698 13.27 - 15.17   318,521,626          1.70 0.95 - 2.35     8.83 - 10.35
                            2009  21,694,779 12.19 - 13.75   281,155,296          3.12 0.95 - 2.35    28.50 - 30.32
                            2008  20,463,384  9.48 - 10.55   204,675,511          1.89 0.95 - 2.35 (43.71) - (42.91)
                            2007  19,606,367 16.84 - 18.48   345,568,972          1.22 0.95 - 2.35    10.65 - 12.21

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ------------- ------------- ------------- ----------- -------------------
MIST Morgan Stanley Mid Cap  2011   8,735,505  1.88 - 16.63   109,412,403          0.56 0.89 - 2.30   (9.04) - (7.49)
  Growth Sub-Account         2010   6,606,286  2.04 - 17.98    89,015,672          0.01 0.89 - 2.30    17.15 - 30.84
                             2009   5,166,934  9.84 - 11.09    54,290,087            -- 0.95 - 2.30    53.69 - 55.79
                             2008   4,031,107   6.40 - 7.12    27,227,267          1.21 0.95 - 2.30 (47.97) - (47.26)
                             2007   1,845,571 12.30 - 13.50    23,676,085            -- 0.95 - 2.30    20.66 - 22.31
MIST Oppenheimer Capital     2011  20,772,728  7.48 - 10.45   167,863,687          0.12 0.95 - 2.35   (3.67) - (2.10)
  Appreciation Sub-Account   2010  23,613,830  7.76 - 10.67   196,389,755          0.46 0.95 - 2.35      6.86 - 8.42
                             2009  26,093,951   7.26 - 9.84   201,465,075            -- 0.95 - 2.35    40.37 - 42.38
                             2008  29,172,000   5.16 - 6.91   159,163,585          3.52 0.95 - 2.35 (47.20) - (46.42)
                             2007  34,634,000  9.77 - 12.90   354,882,609          0.01 0.95 - 2.35    11.62 - 13.20
MIST PIMCO Inflation         2011  63,087,877 13.90 - 15.36   936,595,819          1.62 1.20 - 2.35      8.56 - 9.82
  Protected Bond Sub-Account 2010  52,467,468 12.81 - 13.99   711,162,874          2.23 1.20 - 2.35      5.26 - 6.48
                             2009  37,506,865 12.17 - 13.14   478,661,744          3.18 1.20 - 2.35    15.31 - 16.64
                             2008  23,243,826 10.55 - 11.26   254,891,679          3.71 1.20 - 2.35   (9.22) - (8.17)
                             2007  21,340,808 11.60 - 12.19   255,623,164          2.14 1.30 - 2.35      8.21 - 9.36
MIST PIMCO Total Return      2011 132,311,947 11.50 - 18.11 2,140,758,433          2.62 0.89 - 2.35    (0.31) - 2.51
  Sub-Account                2010 111,149,390 11.27 - 17.67 1,761,602,464          3.20 0.89 - 2.35      5.65 - 7.45
                             2009  71,654,403 10.54 - 16.44 1,055,450,302          6.39 0.89 - 2.35    15.29 - 17.35
                             2008  43,564,435  9.03 - 14.01   542,563,802          3.71 0.89 - 2.35   (1.93) - (0.26)
                             2007  37,539,072  9.10 - 14.05   469,985,360          3.32 0.89 - 2.35      5.05 - 6.89
MIST Pioneer Fund            2011   9,480,402  9.11 - 19.29   168,467,083          1.11 0.95 - 2.30  (11.94) - (5.45)
  Sub-Account                2010   5,977,317 16.24 - 20.40   112,914,666          0.78 0.95 - 2.30    13.47 - 15.12
                             2009   3,239,380 14.30 - 17.72    53,308,711          1.52 0.95 - 2.30    21.07 - 27.31
                             2008   1,227,336 11.81 - 14.44    16,447,869          0.83 0.95 - 2.30 (34.37) - (33.47)
                             2007     441,310 17.99 - 21.26     8,679,759          0.78 1.10 - 2.30      2.60 - 3.85
MIST Pioneer Strategic       2011  24,444,162 12.25 - 27.99   600,261,549          4.36 0.95 - 2.35      1.06 - 2.65
  Income Sub-Account         2010  17,115,149 12.17 - 27.26   419,601,867          4.58 0.95 - 2.20     5.21 - 11.12
                             2009  10,957,582 11.11 - 24.54   251,000,578          4.72 0.95 - 2.15    23.08 - 31.83
                             2008   7,373,489 16.54 - 18.61   129,051,542          6.27 0.95 - 1.90 (12.43) - (11.59)
                             2007   4,979,963 18.89 - 21.05    98,174,413          0.56 0.95 - 1.90      4.63 - 5.63
MIST Pyramis Government      2011  45,618,019 10.69 - 10.77   490,473,351          0.89 1.15 - 2.25      6.96 - 7.75
  Income Sub-Account
  (Commenced 5/2/2011)
MIST Rainier Large Cap       2011   7,776,061   7.22 - 7.54    57,997,273          0.38 1.30 - 2.35   (6.06) - (5.08)
  Equity Sub-Account         2010   5,826,308   7.72 - 7.95    45,894,091          0.42 1.30 - 2.20    12.87 - 13.90
  (Commenced 11/12/2007)     2009   4,962,869   6.82 - 6.98    34,404,016          0.82 1.30 - 2.35    20.41 - 21.65
                             2008   4,139,663   5.67 - 5.74    23,654,112            -- 1.30 - 2.35 (43.16) - (42.56)
                             2007     640,297   9.97 - 9.99     6,390,092          0.09 1.30 - 2.20      1.90 - 2.03
MIST RCM Technology          2011  17,226,158   5.63 - 6.66   103,642,521            -- 0.89 - 2.35 (12.00) - (10.59)
  Sub-Account                2010  16,174,288   6.39 - 7.45   109,729,016            -- 0.89 - 2.35    24.73 - 27.12
                             2009  13,832,826   5.12 - 5.86    74,614,703            -- 0.89 - 2.35    55.30 - 57.75
                             2008  10,849,282   3.29 - 3.72    37,389,860         13.67 0.89 - 2.35 (45.75) - (44.75)
                             2007  12,386,524   6.06 - 6.72    78,045,995            -- 0.89 - 2.35    28.45 - 30.50

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------- ---------------------------------------------
                                                                                            EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS    HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- -------------- ------------- ------------- ----------- -------------------
MIST SSgA Growth and Income    2011 120,297,977  10.97 - 11.83 1,390,741,062          1.70 1.15 - 2.35   (1.29) - (0.09)
  ETF Sub-Account              2010  85,827,962  11.20 - 11.84   995,772,752          1.05 1.15 - 2.20     9.80 - 10.96
  (Commenced 11/10/2008)       2009  29,942,630  10.20 - 10.67   314,125,011          0.78 1.15 - 2.20    22.17 - 23.97
                               2008     312,145    8.39 - 8.60     2,651,130            -- 1.30 - 2.05      1.88 - 1.99
MIST SSgA Growth ETF           2011  37,984,453  10.24 - 11.04   409,132,829          1.56 1.15 - 2.35   (4.40) - (3.24)
  Sub-Account                  2010  29,136,066  10.71 - 11.41   325,453,346          1.35 1.15 - 2.35    11.50 - 12.85
  (Commenced 11/10/2008)       2009  16,443,398   9.67 - 10.11   163,291,494          0.93 1.15 - 2.20    26.29 - 28.66
                               2008     190,893    7.69 - 7.88     1,489,531            -- 1.30 - 2.05      0.88 - 0.99
MIST T. Rowe Price Large       2011  13,446,503  24.76 - 82.60   507,039,092          0.70 0.89 - 2.35   (6.24) - (4.62)
  Cap Value Sub-Account        2010  14,212,118  26.09 - 86.60   558,423,606          1.11 0.89 - 2.35    14.30 - 16.29
                               2009  14,942,501  22.55 - 74.47   502,483,411          2.30 0.89 - 2.35    15.64 - 17.62
                               2008  15,718,013  19.27 - 63.32   447,266,597          1.65 0.89 - 2.35 (37.82) - (36.76)
                               2007  18,116,672 30.63 - 100.12   822,332,309          0.94 0.89 - 2.35      1.30 - 7.97
MIST T. Rowe Price Mid Cap     2011  44,089,511   9.22 - 10.28   439,146,325            -- 1.30 - 2.35   (3.93) - (2.92)
  Growth Sub-Account           2010  40,356,445   9.67 - 10.58   414,850,131            -- 1.30 - 2.35    24.72 - 26.05
                               2009  31,597,201    7.75 - 8.40   258,174,943            -- 1.30 - 2.35    42.11 - 43.59
                               2008  24,389,138    5.45 - 5.85   139,067,651            -- 1.30 - 2.35 (41.15) - (40.53)
                               2007  25,165,985    9.25 - 9.83   242,043,730            -- 1.30 - 2.35    14.89 - 16.11
MIST Third Avenue Small Cap    2011  18,611,699  14.67 - 17.11   290,532,427          1.10 0.89 - 2.35  (11.09) - (9.50)
  Value Sub-Account            2010  18,793,984  16.49 - 18.91   327,520,477          1.17 0.89 - 2.35    17.11 - 19.08
                               2009  17,777,766  14.06 - 15.88   262,479,306          1.15 0.89 - 2.35    23.51 - 25.70
                               2008  16,437,324  11.38 - 12.63   194,917,296          0.76 0.89 - 2.35 (31.46) - (30.31)
                               2007  18,432,805  16.58 - 18.13   316,501,402          1.00 0.89 - 2.35   (5.29) - (3.66)
MIST Turner Mid Cap Growth     2011   6,415,135  12.30 - 13.33    83,512,450            -- 1.30 - 2.35   (9.61) - (8.65)
  Sub-Account                  2010   5,858,465  13.61 - 14.60    83,688,741            -- 1.30 - 2.35    24.21 - 25.51
                               2009   4,875,425  10.96 - 11.63    55,630,594            -- 1.30 - 2.35    43.76 - 45.27
                               2008   4,470,347    7.62 - 8.01    35,217,413            -- 1.30 - 2.35 (49.50) - (48.97)
                               2007   4,472,333  15.09 - 15.69    69,239,590            -- 1.30 - 2.35    21.25 - 22.54
MIST Van Kampen Comstock       2011  25,137,797   9.39 - 14.24   266,463,408          1.09 0.95 - 2.35   (3.76) - (2.39)
  Sub-Account                  2010  21,172,822   9.76 - 14.59   230,561,318          1.45 0.95 - 2.35    12.19 - 13.80
                               2009  16,791,760   8.70 - 12.82   161,042,507          1.11 0.95 - 2.35    23.63 - 30.57
                               2008   5,638,201    7.03 - 7.31    40,651,730          1.74 1.30 - 2.35 (37.41) - (36.74)
                               2007   5,330,717  11.24 - 11.56    60,993,695          1.34 1.30 - 2.35   (4.77) - (3.76)
MSF Artio International        2011     282,028   3.36 - 11.37     2,803,543          1.60 1.40 - 1.90 (21.63) - (20.99)
  Stock Sub-Account            2010     318,412   4.26 - 14.47     3,979,701          1.41 1.40 - 1.90      4.85 - 5.74
                               2009     337,655   4.02 - 13.77     3,955,132          0.42 1.40 - 1.90    19.59 - 20.44
                               2008     380,684   3.34 - 11.48     3,539,311          2.93 1.40 - 1.90 (45.29) - (44.91)
                               2007     398,333   6.06 - 20.94     6,422,071          0.76 1.40 - 1.90      7.99 - 8.79
MSF Barclays Capital Aggregate 2011   8,083,366   1.73 - 18.28   130,173,979          3.22 0.89 - 2.25      4.77 - 6.56
  Bond Index Sub-Account       2010   5,646,137  14.02 - 17.15    86,674,964          2.64 0.89 - 2.25      3.30 - 5.11
                               2009   2,010,364  13.73 - 16.32    29,893,966          3.64 0.89 - 2.15      2.27 - 4.24
                               2008     527,803  14.94 - 15.65     7,896,020          4.75 0.89 - 1.35      4.56 - 5.05
                               2007     436,992  14.29 - 14.90     6,246,008          4.31 0.89 - 1.35      5.43 - 5.92

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 ---------- ----------------- ----------- ------------- ----------- -------------------
MSF BlackRock Bond Income   2011    953,075     44.15 - 68.69  49,538,985          3.84 0.89 - 2.30      4.00 - 5.62
  Sub-Account               2010    952,834     42.45 - 65.04  47,336,145          3.77 0.89 - 2.30      5.72 - 7.38
                            2009    911,026     40.15 - 60.57  42,636,576          6.49 0.89 - 2.30      6.81 - 8.50
                            2008    748,389     37.59 - 55.83  32,695,795          5.04 0.89 - 2.30   (5.77) - (4.29)
                            2007    654,278     39.89 - 58.33  30,160,113          2.44 0.89 - 2.30      3.70 - 5.35
MSF BlackRock Large Cap     2011    252,494     11.44 - 11.96   2,890,664          1.16 0.89 - 1.35      0.97 - 1.44
  Value Sub-Account         2010    253,453     11.33 - 11.79   2,872,585          1.09 0.89 - 1.35      7.75 - 8.26
                            2009    264,703     10.51 - 10.89   2,783,413          1.58 0.89 - 1.35     9.73 - 10.22
                            2008    257,240       9.58 - 9.88   2,464,834          0.86 0.89 - 1.35 (35.78) - (35.48)
                            2007    251,656     14.92 - 15.31   3,754,451          0.91 0.89 - 1.35      2.00 - 2.47
MSF BlackRock Legacy Large  2011    814,200     10.75 - 32.23  11,348,650          0.17 0.89 - 2.30  (11.01) - (9.75)
  Cap Growth Sub-Account    2010    601,185     12.06 - 35.71   9,563,155          0.22 0.89 - 2.30    17.10 - 18.76
                            2009    612,808     10.28 - 30.07   8,419,085          0.15 0.89 - 2.30    28.77 - 35.57
                            2008     49,555     20.78 - 22.18   1,031,800          0.43 0.89 - 1.35 (37.36) - (37.07)
                            2007     31,453     33.18 - 35.25   1,046,603          0.17 0.89 - 1.35    17.12 - 17.66
MSF BlackRock Money Market  2011 59,067,302      9.55 - 25.84 633,625,012            -- 0.95 - 2.35   (2.32) - (0.94)
  Sub-Account               2010 51,015,018      9.77 - 26.15 553,885,805            -- 0.95 - 2.35   (2.32) - (0.64)
                            2009 54,211,009      9.99 - 26.46 576,532,284          0.25 1.00 - 2.35   (2.07) - (0.48)
                            2008 55,686,362     10.19 - 26.67 595,304,545          2.42 1.15 - 2.35      0.21 - 1.42
                            2007 22,951,175     10.16 - 25.09 241,601,183          4.74 1.15 - 2.35      2.37 - 3.61
MSF Davis Venture Value     2011 48,368,185     11.12 - 35.45 599,153,697          1.01 0.89 - 2.35  (11.86) - (4.88)
  Sub-Account               2010 46,415,423     11.87 - 37.27 606,785,200          0.87 0.89 - 2.35     9.22 - 11.01
                            2009 41,123,511     10.86 - 33.58 487,864,492          1.37 0.89 - 2.35    28.77 - 30.82
                            2008 37,459,395      8.43 - 25.67 339,962,645          1.19 0.89 - 2.35 (40.87) - (38.31)
                            2007 39,936,774     14.23 - 42.70 599,873,294          0.67 0.89 - 2.35      1.99 - 3.65
MSF FI Value Leaders        2011    289,554     14.65 - 16.57   4,601,785          1.01 1.50 - 2.30   (8.38) - (7.64)
  Sub-Account               2010    305,583     15.99 - 17.94   5,267,530          1.44 1.50 - 2.30    11.85 - 12.75
                            2009    265,682     14.30 - 15.91   4,072,835          2.66 1.50 - 2.30    18.94 - 19.90
                            2008    251,266     12.02 - 13.27   3,223,563          1.80 1.50 - 2.30 (40.40) - (39.92)
                            2007    211,868     20.17 - 22.08   4,542,761          0.69 1.50 - 2.30      1.71 - 2.53
MSF Jennison Growth         2011 20,877,221      2.55 - 12.29 248,172,110          0.06 1.30 - 2.35   (2.11) - (0.86)
  Sub-Account               2010 20,230,170      2.57 - 12.42 243,817,657          0.38 1.30 - 2.35     8.74 - 10.07
                            2009 17,375,446      2.33 - 11.31 190,651,501            -- 1.30 - 2.35    36.32 - 38.02
                            2008 14,090,231       1.69 - 8.21 112,407,198          2.13 1.30 - 2.35 (38.03) - (37.13)
                            2007 14,275,390      2.70 - 13.10 182,244,421          0.19 1.30 - 2.35     8.79 - 10.11
MSF Loomis Sayles Small Cap 2011    310,374     30.16 - 36.63  10,317,247            -- 1.20 - 2.30   (1.94) - (0.86)
  Core Sub-Account          2010    214,307     30.76 - 36.95   7,224,075            -- 1.20 - 2.30    24.32 - 25.69
  (Commenced 07/14/2008)    2009     73,444     25.33 - 29.40   1,990,671            -- 1.20 - 2.15    27.16 - 28.38
                            2008        926     21.12 - 22.90      20,162            -- 1.20 - 1.75 (25.82) - (25.62)
MSF Met/Artisan Mid Cap     2011 14,599,235     13.33 - 36.59 215,514,020          0.79 0.89 - 2.35      4.02 - 5.81
  Value Sub-Account         2010 15,163,945     12.80 - 34.58 213,857,206          0.59 0.89 - 2.35    12.09 - 14.02
                            2009 15,659,935     11.41 - 30.33 195,923,686          0.84 0.89 - 2.35    37.92 - 40.31
                            2008 16,302,851      8.27 - 21.61 146,716,944          0.06 0.89 - 2.35 (47.39) - (46.49)
                            2007 18,551,932     15.69 - 40.39 316,048,072          0.35 0.89 - 2.35   (9.25) - (7.67)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------- ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ----------- -------------------
MSF Met/Dimensional           2011  3,336,605     13.82 - 14.29  47,225,164          1.94 1.30 - 2.35 (18.19) - (17.33)
  International Small Company 2010  2,082,274     16.89 - 17.28  35,750,236          1.30 1.30 - 2.35    19.74 - 21.01
  Sub-Account                 2009  1,225,665     14.11 - 14.28  17,436,960            -- 1.30 - 2.35    39.40 - 40.87
  (Commenced 11/10/2008)      2008     12,651     10.12 - 10.14     128,139            -- 1.30 - 2.05      0.61 - 0.71
MSF MetLife Conservative      2011    850,770     11.86 - 12.35  10,395,348          2.37 1.55 - 2.15      1.06 - 1.66
  Allocation Sub-Account      2010    830,223     11.74 - 12.15   9,998,191          4.06 1.55 - 2.15      7.71 - 8.36
                              2009    967,744     10.85 - 11.21  10,771,428          3.20 1.55 - 2.25    17.85 - 18.68
                              2008    602,771       9.24 - 9.44   5,653,460          0.85 1.55 - 2.15 (16.21) - (15.71)
                              2007    242,633     11.07 - 11.20   2,702,849            -- 1.55 - 2.00      3.47 - 3.94
MSF MetLife Conservative to   2011    608,383     11.48 - 11.91   7,143,945          2.14 1.55 - 2.10   (1.04) - (0.50)
  Moderate Allocation         2010    782,775     11.60 - 11.97   9,257,856          3.38 1.55 - 2.10      9.21 - 9.81
  Sub-Account                 2009    836,071     10.62 - 10.90   9,016,185          3.07 1.55 - 2.10    21.11 - 21.78
                              2008    664,967       8.77 - 8.95   5,902,351          1.05 1.55 - 2.10 (23.23) - (22.81)
                              2007    392,909     11.42 - 11.59   4,529,792            -- 1.55 - 2.10      2.62 - 3.19
MSF MetLife Mid Cap Stock     2011  4,708,991      1.73 - 18.33  77,805,929          0.70 0.89 - 2.35   (4.50) - (2.76)
  Index Sub-Account           2010  3,443,301     15.77 - 18.85  59,472,935          0.76 0.89 - 2.20    23.19 - 25.17
                              2009  1,692,693     12.86 - 15.06  23,983,061          1.55 0.89 - 2.15    28.41 - 35.78
                              2008    999,722     10.67 - 11.09  10,679,425          1.39 0.89 - 1.35 (37.03) - (36.74)
                              2007    886,564     16.94 - 17.54  15,036,423          0.79 0.89 - 1.35      6.33 - 6.82
MSF MetLife Moderate          2011  3,930,913     10.88 - 11.40  44,282,730          1.52 1.55 - 2.25   (3.55) - (2.89)
  Allocation Sub-Account      2010  4,192,524     11.28 - 11.74  48,715,861          2.53 1.55 - 2.25    10.65 - 11.44
                              2009  4,293,013     10.20 - 10.54  44,856,785          2.96 1.55 - 2.25    23.72 - 24.58
                              2008  4,259,716       8.24 - 8.46  35,786,827          0.77 1.55 - 2.25 (30.23) - (29.73)
                              2007  3,351,654     11.81 - 12.04  40,157,114          0.01 1.55 - 2.25      2.01 - 2.73
MSF MetLife Moderate to       2011  4,632,179     10.23 - 10.65  48,721,974          1.43 1.55 - 2.15   (5.81) - (5.25)
  Aggressive Allocation       2010  5,194,016     10.86 - 11.24  57,766,976          2.14 1.55 - 2.15    12.25 - 12.94
  Sub-Account                 2009  5,328,120       9.67 - 9.95  52,562,753          2.53 1.55 - 2.15    26.35 - 27.11
                              2008  5,745,796       7.65 - 7.83  44,674,622          0.61 1.55 - 2.25 (36.57) - (36.12)
                              2007  5,047,763     12.02 - 12.25  61,541,186          0.02 1.55 - 2.25      1.53 - 2.24
MSF MetLife Stock Index       2011 25,347,914      4.22 - 46.18 355,993,780          1.55 0.89 - 2.90    (1.15) - 0.94
  Sub-Account                 2010 23,801,960     11.03 - 45.76 343,187,076          1.63 0.89 - 2.90    11.41 - 13.81
                              2009 21,150,594      9.85 - 40.20 281,243,641          2.10 0.89 - 2.90    23.01 - 26.75
                              2008 15,678,062      8.00 - 32.13 164,166,647          1.80 0.89 - 2.35 (38.72) - (37.66)
                              2007 17,885,006     13.05 - 51.54 299,989,839          0.90 0.89 - 2.35      2.52 - 4.30
MSF MFS Total Return          2011    826,212     38.00 - 54.49  36,390,818          2.68 0.89 - 2.15      0.04 - 1.51
  Sub-Account                 2010    929,202     37.99 - 53.68  40,676,709          2.91 0.89 - 2.15      7.53 - 9.10
                              2009  1,006,138     35.33 - 49.20  40,772,224          4.14 0.89 - 2.15    15.84 - 17.55
                              2008    977,440     30.49 - 41.85  34,110,264          3.52 0.89 - 2.30 (24.08) - (15.13)
                              2007  1,100,140     38.88 - 54.24  50,198,332          1.84 0.89 - 2.30      1.79 - 3.45
MSF MFS Value Sub-Account     2011  3,145,406     12.27 - 14.81  43,754,913          1.57 0.89 - 2.30   (1.43) - (0.04)
                              2010  3,234,649     12.33 - 14.90  45,430,281          1.32 0.89 - 2.30     8.89 - 10.44
                              2009  2,664,361     11.22 - 13.56  33,984,060            -- 0.89 - 2.30    18.08 - 19.75
                              2008  2,080,451      9.41 - 11.38  22,207,620          1.81 0.89 - 2.30 (30.55) - (21.82)
                              2007  1,601,257     14.33 - 17.03  25,634,063          0.27 0.89 - 2.30    (5.09) - 6.03

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
MSF Morgan Stanley EAFE      2011  6,390,970      1.15 - 12.29  69,159,210          2.23 0.89 - 2.15 (14.50) - (13.28)
  Index Sub-Account          2010  4,636,491     11.54 - 14.17  58,834,689          2.24 0.89 - 2.15      5.47 - 7.24
                             2009  2,230,107     10.94 - 13.21  27,098,496          3.30 0.89 - 2.15    26.95 - 35.25
                             2008  1,129,559      9.89 - 10.36  11,178,515          2.94 0.89 - 1.35 (42.86) - (42.60)
                             2007  1,079,041     17.30 - 18.05  18,684,621          1.93 0.89 - 1.35      9.32 - 9.83
MSF Neuberger Berman         2011    647,811     15.96 - 18.50  11,266,993          0.73 0.89 - 1.95    (7.38) - 4.87
  Genesis Sub-Account        2010    578,563     16.81 - 17.64   9,730,049          0.51 0.89 - 1.35    19.95 - 20.50
                             2009    605,787     14.02 - 14.64   8,493,213          1.10 0.89 - 1.35    11.63 - 12.15
                             2008    587,465     12.56 - 13.06   7,377,709          0.53 0.89 - 1.35 (39.23) - (38.95)
                             2007    625,394     20.66 - 21.39  12,924,658          0.30 0.89 - 1.35   (4.75) - (4.31)
MSF Neuberger Berman Mid     2011    176,128     20.45 - 23.63   3,882,043          0.53 1.20 - 2.30   (8.79) - (7.79)
  Cap Value Sub-Account      2010     82,451     22.42 - 25.62   1,984,636          0.22 1.20 - 2.30    23.19 - 24.55
  (Commenced 7/14/2008)      2009     11,335     18.92 - 20.57     225,554          0.60 1.20 - 1.95    44.89 - 45.97
                             2008      1,374     13.33 - 14.09      18,573            -- 1.20 - 1.75 (40.64) - (40.49)
MSF Oppenheimer Global       2011    559,531     15.55 - 17.64   9,330,001          1.79 0.95 - 1.95  (10.17) - (9.41)
  Equity Sub-Account         2010    608,969     17.31 - 19.88  11,272,119          1.34 0.95 - 1.95    13.69 - 14.83
                             2009    672,213     15.23 - 17.32  10,903,654          2.29 0.95 - 1.95    37.10 - 38.48
                             2008    671,786     11.17 - 12.50   7,900,093          1.77 0.95 - 1.90 (41.68) - (41.12)
                             2007    501,067     19.16 - 21.24   9,987,034          0.71 0.95 - 1.90      4.25 - 5.25
MSF Russell 2000 Index       2011  3,926,223      1.75 - 18.93  64,081,468          0.84 0.89 - 2.35   (6.46) - (4.95)
  Sub-Account                2010  2,703,578      7.11 - 19.92  46,792,763          0.77 0.89 - 2.35    23.61 - 25.79
                             2009  1,108,328      5.68 - 15.83  15,337,009          1.65 0.89 - 2.20    24.25 - 26.62
                             2008    478,053      4.57 - 12.68   5,298,056          1.35 0.89 - 1.40 (34.43) - (34.05)
                             2007    481,904      6.97 - 19.23   8,015,832          0.93 0.89 - 1.40   (2.89) - (2.39)
MSF T. Rowe Price Large Cap  2011     44,809     30.91 - 33.42   1,465,621            -- 1.50 - 1.90   (3.19) - (2.80)
  Growth Sub-Account         2010     40,496     31.93 - 34.38   1,365,647          0.07 1.50 - 1.90    14.55 - 15.01
  (Commenced 4/28/2008)      2009     39,614     27.87 - 29.90   1,161,818          0.32 1.50 - 1.90    40.35 - 40.91
                             2008     27,135     19.86 - 21.22     565,146            -- 1.50 - 1.90 (44.05) - (43.82)
MSF T. Rowe Price Small Cap  2011    417,381     16.23 - 21.67   7,500,142            -- 0.89 - 2.15    (0.70) - 0.87
  Growth Sub-Account         2010    465,332     16.01 - 21.48   8,285,648            -- 0.89 - 2.30    31.60 - 33.71
                             2009    481,022     12.16 - 16.06   6,406,764          0.12 0.89 - 2.30    35.49 - 37.73
                             2008    332,266      8.98 - 11.66   3,243,702            -- 0.89 - 2.30 (37.08) - (34.32)
                             2007     77,656     16.25 - 18.44   1,279,290            -- 0.89 - 1.40      8.32 - 8.88
MSF Van Eck Global Natural   2011  6,910,683     15.07 - 15.51 106,332,935          1.10 1.30 - 2.20 (18.49) - (17.75)
  Resources Sub-Account      2010  3,967,225     18.49 - 18.86  74,371,723          0.25 1.30 - 2.20    26.22 - 27.36
  (Commenced 5/4/2009)       2009  1,195,095     14.65 - 14.80  17,635,926            -- 1.30 - 2.20    35.00 - 35.82
MSF Western Asset            2011 16,038,241     15.32 - 19.49 285,529,978          1.20 0.95 - 2.35      2.83 - 4.28
  Management U.S. Government 2010 12,558,586     14.90 - 18.69 214,907,918          2.24 0.95 - 2.35      3.04 - 4.50
  Sub-Account                2009  8,573,371     14.46 - 17.89 140,925,866          4.06 0.95 - 2.35      1.67 - 3.10
                             2008  5,356,593     14.23 - 17.35  85,351,962          3.54 0.95 - 2.35   (2.85) - (1.48)
                             2007  2,760,203     14.93 - 17.61  44,641,935          2.32 0.95 - 2.30      1.76 - 3.04
Neuberger Berman Genesis     2011        474             15.72       7,443          0.84        0.89             3.67
  Sub-Account                2010        571             15.16       8,663            --        0.89            20.30
                             2009        697             12.60       8,785            --        0.89            25.13
                             2008        809             10.07       8,146          3.68        0.89           (33.45)
                             2007        927             15.13      14,022          0.14        0.89            20.72

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                    -------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    --------- ----------------- ---------- ------------- ----------- -------------------
Oppenheimer VA Core Bond       2011     1,878              5.41     10,150          5.76        1.40             6.77
  Sub-Account                  2010     1,952              5.06      9,885          4.81        1.40             9.87
                               2009    12,533              4.61     57,756            --        1.40             8.09
                               2008    22,518              4.26     96,005          4.53        1.40           (39.90)
                               2007    37,290              7.09    264,529          5.54        1.40             2.93
Oppenheimer VA Global          2011       443              9.20      4,075          3.19        1.40            (0.55)
  Strategic Income Sub-Account 2010       443              9.25      4,097         16.19        1.40            13.38
                               2009     1,786              8.16     14,575          0.53        1.40            17.17
                               2008     1,903              6.97     13,254          5.21        1.40           (15.40)
                               2007     5,661              8.23     46,614          3.59        1.40             8.16
Oppenheimer VA Main Street     2011 4,964,464      9.98 - 17.13 81,494,321          0.36 0.95 - 1.75   (4.07) - (3.30)
  Small- & Mid-Cap             2010 4,127,208     10.35 - 17.72 70,331,777          0.37 0.95 - 1.75    20.92 - 21.90
  Sub-Account                  2009 3,126,840      8.51 - 14.54 43,881,910          0.52 0.95 - 1.75    34.52 - 35.58
                               2008 1,863,546      6.29 - 10.72 19,372,328          0.18 0.95 - 1.75 (39.08) - (38.59)
                               2007   492,857     10.26 - 17.46  8,314,186          0.03 0.95 - 1.75  (13.41) - (2.47)
Oppenheimer VA Main Street     2011    22,109              4.85    107,300          1.27        1.40            (1.40)
  Sub-Account                  2010    24,227              4.92    119,249          1.11        1.40            14.49
                               2009    28,105              4.30    120,826          1.94        1.40            26.52
                               2008    31,897              3.40    108,399          1.52        1.40           (39.33)
                               2007    45,428              5.60    254,460          1.11        1.40             2.96
Oppenheimer VA Money           2011    20,177              5.69    114,709          0.01        1.40            (1.37)
  Sub-Account                  2010    20,177              5.76    116,310          0.03        1.40            (1.37)
                               2009    20,177              5.84    117,917          0.35        1.40            (1.07)
                               2008    25,333              5.91    149,653          2.83        1.40             1.34
                               2007    28,881              5.83    168,352          4.98        1.40             3.52
Pioneer VCT Cullen Value       2011   238,409       8.34 - 8.68  2,036,161          0.72 1.20 - 1.95   (5.53) - (4.82)
  Sub-Account                  2010   243,744       8.83 - 9.11  2,192,843          0.58 1.20 - 1.95      7.15 - 7.96
  (Commenced 7/14/2008)        2009   223,412       8.19 - 8.44  1,867,892          0.70 1.20 - 2.15    13.26 - 14.34
                               2008    21,316       7.29 - 7.38    156,566            -- 1.20 - 1.75 (21.91) - (21.71)
Pioneer VCT Emerging           2011    48,427     14.01 - 15.29    705,700            -- 1.20 - 1.95 (25.09) - (24.53)
  Markets Sub-Account          2010    62,764     18.70 - 20.26  1,212,537          0.32 1.20 - 1.95    13.38 - 14.23
  (Commenced 7/14/2008)        2009    60,035     16.18 - 17.74  1,020,914          0.63 1.20 - 2.15    70.32 - 71.96
                               2008     4,387      9.83 - 10.32     43,804            -- 1.20 - 1.75 (50.82) - (50.69)
Pioneer VCT Equity Income      2011    17,862     19.96 - 21.90    371,272          2.00 1.20 - 1.95      3.73 - 4.51
  Sub-Account                  2010    18,868     19.24 - 20.95    375,754          2.07 1.20 - 1.95    16.93 - 17.81
  (Commenced 7/14/2008)        2009    20,833     16.12 - 17.79    354,460          3.38 1.20 - 2.15    11.47 - 12.53
                               2008     2,134     15.01 - 15.22     32,445          0.69 1.60 - 1.75 (22.10) - (22.05)
Pioneer VCT Ibbotson Growth    2011 1,225,572     14.18 - 14.93 17,736,364          1.94 1.20 - 1.95   (5.14) - (4.42)
  Allocation Sub-Account       2010 1,275,136     14.95 - 15.62 19,386,421          1.88 1.20 - 1.95    12.55 - 13.39
  (Commenced 7/14/2008)        2009 1,257,274     13.28 - 13.78 16,934,322          2.87 1.20 - 1.95    30.11 - 31.09
                               2008   346,884     10.21 - 10.51  3,587,235            -- 1.20 - 1.95 (27.48) - (27.22)
Pioneer VCT Ibbotson Moderate  2011 1,795,010     13.82 - 14.81 25,968,930          2.49 1.20 - 2.20   (4.21) - (3.25)
  Allocation Sub-Account       2010 1,833,743     14.43 - 15.31 27,517,066          2.53 1.20 - 2.20    11.44 - 12.56
  (Commenced 7/14/2008)        2009 1,818,031     12.95 - 13.60 24,317,338          3.10 1.20 - 2.20    28.59 - 29.89
                               2008   109,195     10.23 - 10.47  1,127,161            -- 1.20 - 1.80 (24.71) - (24.50)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                           AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 -------------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 --------- ----------------- ---------- ------------- ----------- -------------------
Pioneer VCT Mid Cap Value   2011 1,688,831     26.60 - 31.48 49,145,077          0.64 0.95 - 1.95   (7.66) - (6.73)
  Sub-Account               2010 1,493,349     28.81 - 33.76 46,621,818          0.87 0.95 - 1.95    15.62 - 16.78
                            2009 1,309,529     24.92 - 28.91 35,037,503          1.29 0.95 - 1.95    22.85 - 24.08
                            2008 1,105,223     20.42 - 23.30 23,891,796          0.87 0.95 - 1.90 (35.01) - (34.39)
                            2007   813,072     31.43 - 35.50 26,728,784          0.54 0.95 - 1.90      3.35 - 4.34
Pioneer VCT Real Estate     2011    12,968     18.70 - 20.38    251,847          2.24 1.20 - 1.95      7.64 - 8.45
  Shares Sub-Account        2010    12,983     17.38 - 18.80    234,208          2.42 1.20 - 1.95    26.06 - 27.01
  (Commenced 7/14/2008)     2009    16,034     13.78 - 14.80    228,918          4.81 1.20 - 1.95    29.02 - 29.98
                            2008     3,001     10.87 - 11.38     33,133          1.71 1.20 - 1.75 (32.64) - (32.47)
T. Rowe Price Growth Stock  2011    73,401             81.96  6,015,937          0.02        0.89            (1.85)
  Sub-Account               2010    85,875             83.50  7,170,858          0.06        0.89            15.89
                            2009    97,059             72.05  6,993,261          0.21        0.89            41.98
                            2008   104,973             50.75  5,327,165          0.40        0.89           (42.77)
                            2007   118,255             88.67 10,486,221          0.60        0.89             9.38
T. Rowe Price International 2011    59,337             11.89    705,529          1.20        0.89           (13.11)
  Stock Sub-Account         2010    68,117             13.68    932,126          1.13        0.89            13.46
                            2009    72,797             12.06    877,970          2.49        0.89            50.86
                            2008    76,425              7.99    610,995          1.51        0.89           (48.48)
                            2007    87,971             15.52  1,365,106          1.62        0.89            12.42
T. Rowe Price Prime Reserve 2011    54,384             17.91    973,756          0.01        0.89            (0.87)
  Sub-Account               2010    70,013             18.06  1,264,618          0.01        0.89            (0.87)
                            2009    76,856             18.22  1,400,475          0.22        0.89            (0.70)
                            2008   120,897             18.35  2,218,473          2.47        0.89             1.64
                            2007    96,955             18.05  1,750,411          4.77        0.89             3.94
UIF U.S. Real Estate        2011 2,367,197     24.43 - 51.96 76,564,905          0.85 0.95 - 1.90      3.93 - 4.92
  Sub-Account               2010 2,327,750     23.50 - 49.52 68,963,648          2.15 0.95 - 1.90    27.52 - 28.73
                            2009 2,542,094     18.43 - 38.47 56,466,102          3.31 0.95 - 1.90    25.93 - 27.14
                            2008 2,248,952     14.64 - 30.26 38,153,749          3.39 0.95 - 1.90 (39.07) - (38.49)
                            2007 2,043,530     24.02 - 49.19 52,908,525          2.27 0.95 - 1.90 (18.64) - (17.86)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.

(2) These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

METLIFE INVESTORS USA INSURANCE COMPANY

Consolidated Financial Statements

As of December 31, 2011 and 2010 and for the Years Ended December 31, 2011, 2010 and 2009 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying consolidated balance sheets of MetLife Investors USA Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company and its subsidiary as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 5, 2012

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                        2011     2010
                                                                                                      -------- --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $9,405 and
   $8,350, respectively)............................................................................. $ 10,457 $  8,676
  Equity securities available-for-sale, at estimated fair value (cost: $2 and $3, respectively)......        2        3
  Mortgage loans (net of valuation allowances of $11 and $12, respectively)..........................    1,508    1,175
  Policy loans.......................................................................................      102       64
  Real estate joint ventures.........................................................................       30       30
  Other limited partnership interests................................................................      535      456
  Short-term investments, principally at estimated fair value........................................      779      113
  Other invested assets, principally at estimated fair value.........................................      606      215
                                                                                                      -------- --------
    Total investments................................................................................   14,019   10,732
Cash and cash equivalents............................................................................      108      240
Accrued investment income............................................................................      120      105
Premiums, reinsurance and other receivables..........................................................   12,679    9,778
Deferred policy acquisition costs....................................................................    3,542    2,965
Current income tax recoverable.......................................................................       83       25
Other assets.........................................................................................      739      728
Separate account assets..............................................................................   56,820   42,435
                                                                                                      -------- --------
    Total assets..................................................................................... $ 88,110 $ 67,008
                                                                                                      ======== ========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits............................................................................... $  3,085 $  2,092
Policyholder account balances........................................................................   13,773   11,197
Other policy-related balances........................................................................    2,449    2,120
Payables for collateral under securities loaned and other transactions...............................    1,672    1,246
Long-term debt.......................................................................................       42       45
Deferred income tax liability........................................................................    1,140      580
Other liabilities....................................................................................    4,314    3,601
Separate account liabilities.........................................................................   56,820   42,435
                                                                                                      -------- --------
    Total liabilities................................................................................   83,295   63,316
                                                                                                      -------- --------

CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)

STOCKHOLDER'S EQUITY
Preferred stock, par value $1.00 per share; 200,000 shares authorized, issued and outstanding........       --       --
Common stock, par value $200.00 per share; 15,000 shares authorized; 11,000 shares issued and
 outstanding.........................................................................................        2        2
Additional paid-in capital...........................................................................    2,520    2,520
Retained earnings....................................................................................    1,604    1,063
Accumulated other comprehensive income (loss)........................................................      689      107
                                                                                                      -------- --------
    Total stockholder's equity.......................................................................    4,815    3,692
                                                                                                      -------- --------
    Total liabilities and stockholder's equity....................................................... $ 88,110 $ 67,008
                                                                                                      ======== ========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     CONSOLIDATED STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                 2011     2010     2009
                                                                               -------  -------  -------
REVENUES
Premiums...................................................................... $   647  $   357  $   393
Universal life and investment-type product policy fees........................   1,288      991      745
Net investment income.........................................................     586      520      349
Other revenues................................................................     314      302      237
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................      --       (9)     (18)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................      (2)       5        5
 Other net investment gains (losses)..........................................      (5)      19      (11)
                                                                               -------  -------  -------
   Total net investment gains (losses)........................................      (7)      15      (24)
Net derivative gains (losses).................................................     701      115     (603)
                                                                               -------  -------  -------
     Total revenues...........................................................   3,529    2,300    1,097
                                                                               -------  -------  -------

EXPENSES
Policyholder benefits and claims..............................................     779      486      457
Interest credited to policyholder account balances............................     424      413      409
Other expenses................................................................   1,582    1,024      613
                                                                               -------  -------  -------
     Total expenses...........................................................   2,785    1,923    1,479
                                                                               -------  -------  -------
Income (loss) before provision for income tax.................................     744      377     (382)
Provision for income tax expense (benefit)....................................     203       85     (185)
                                                                               -------  -------  -------
Net income (loss)............................................................. $   541  $   292  $  (197)
                                                                               =======  =======  =======

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                     ACCUMULATED OTHER
                                                                                COMPREHENSIVE INCOME (LOSS)
                                                                           -------------------------------------
                                                                                NET                     FOREIGN
                                                      ADDITIONAL             UNREALIZED   OTHER-THAN   CURRENCY       TOTAL
                                     PREFERRED COMMON  PAID-IN   RETAINED    INVESTMENT    TEMPORARY  TRANSLATION STOCKHOLDER'S
                                       STOCK   STOCK   CAPITAL   EARNINGS  GAINS (LOSSES) IMPAIRMENTS ADJUSTMENTS    EQUITY
                                     --------- ------ ---------- --------  -------------- ----------- ----------- -------------
Balance at January 1, 2009..........   $  --    $  2   $  1,945  $    968     $  (274)       $  --       $  --     $    2,641
Capital contribution from MetLife
 Insurance Company of Connecticut...                        575                                                           575
Comprehensive income (loss):
 Net income (loss)..................                                 (197)                                               (197)
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax......................                                                1                                       1
   Unrealized investment gains
    (losses), net of related
    offsets and income tax..........                                              240           (2)                       238
                                                                                                                   ----------
   Other comprehensive income
    (loss)..........................                                                                                      239
                                                                                                                   ----------
 Comprehensive income (loss)........                                                                                       42
                                       -----    ----   --------  --------     -------        -----       -----     ----------
Balance at December 31, 2009........      --       2      2,520       771         (33)          (2)         --          3,258
Comprehensive income (loss):
 Net income (loss)..................                                  292                                                 292
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax......................                                              (47)                                    (47)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax..........                                              190           (1)                       189
                                                                                                                   ----------
   Other comprehensive income
    (loss)..........................                                                                                      142
                                                                                                                   ----------
 Comprehensive income (loss)........                                                                                      434
                                       -----    ----   --------  --------     -------        -----       -----     ----------
Balance at December 31, 2010........      --       2      2,520     1,063         110           (3)         --          3,692
Comprehensive income (loss):
 Net income (loss)..................                                  541                                                 541
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax......................                                              129                                     129
   Unrealized investment gains
    (losses), net of related
    offsets and income tax..........                                              455           (1)                       454
   Foreign currency translation
    adjustments, net of income tax..                                                                        (1)            (1)
                                                                                                                   ----------
   Other comprehensive income
    (loss)..........................                                                                                      582
                                                                                                                   ----------
 Comprehensive income (loss)........                                                                                    1,123
                                       -----    ----   --------  --------     -------        -----       -----     ----------
Balance at December 31, 2011........   $  --    $  2   $  2,520  $  1,604     $   694        $  (4)      $  (1)    $    4,815
                                       =====    ====   ========  ========     =======        =====       =====     ==========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                                      2011      2010      2009
                                                                                                    --------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss).................................................................................. $    541  $    292  $   (197)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       20        23        15
  Amortization of premiums and accretion of discounts associated with investments, net.............      (45)      (28)      (25)
  (Gains) losses on investments and derivatives, net...............................................     (802)     (233)      627
  (Income) loss from equity method investments, net of dividends or distributions..................       (2)      (57)        3
  Interest credited to policyholder account balances...............................................      424       413       409
  Universal life and investment-type product policy fees...........................................   (1,288)     (991)     (745)
  Change in accrued investment income..............................................................      (14)      (21)      (30)
  Change in premiums, reinsurance and other receivables............................................     (710)   (2,560)   (1,694)
  Change in deferred policy acquisition costs, net.................................................     (578)     (457)     (531)
  Change in income tax recoverable (payable).......................................................      188        61       (42)
  Change in other assets...........................................................................    1,058       711       275
  Change in insurance-related liabilities and policy-related balances..............................    1,299       971       753
  Change in other liabilities......................................................................      363     2,079      (109)
  Other, net.......................................................................................       --         1        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................      454       204    (1,291)
                                                                                                    --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................    3,137     4,488     2,948
  Equity securities................................................................................        5         1         7
  Mortgage loans...................................................................................       56        21        31
  Other limited partnership interests..............................................................       93        46        46
Purchases of:
  Fixed maturity securities........................................................................   (4,274)   (4,983)   (6,059)
  Equity securities................................................................................       (5)       --        (2)
  Mortgage loans...................................................................................     (387)     (600)     (259)
  Real estate joint ventures.......................................................................       (1)       (4)       (5)
  Other limited partnership interests..............................................................     (164)     (161)      (75)
Cash received in connection with freestanding derivatives..........................................       22         2         5
Cash paid in connection with freestanding derivatives..............................................      (25)      (48)       (9)
Issuances of loans to affiliates...................................................................     (125)       --        --
Net change in policy loans.........................................................................      (38)      (14)       (9)
Net change in short-term investments...............................................................     (666)      732       837
Net change in other invested assets................................................................       25       (80)      (80)
                                                                                                    --------  --------  --------
Net cash used in investing activities..............................................................   (2,347)     (600)   (2,624)
                                                                                                    --------  --------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits.........................................................................................    4,984     3,219     4,851
  Withdrawals......................................................................................   (3,647)   (2,634)   (2,343)
Net change in payables for collateral under securities loaned and other transactions...............      426      (361)      719
Long-term debt repaid..............................................................................       (3)       --        --
Financing element on certain derivative instruments................................................        1        --        --
Capital contribution from MetLife Insurance Company of Connecticut.................................       --        --       575
                                                                                                    --------  --------  --------
Net cash provided by financing activities..........................................................    1,761       224     3,802
                                                                                                    --------  --------  --------
Change in cash and cash equivalents................................................................     (132)     (172)     (113)
Cash and cash equivalents, beginning of year.......................................................      240       412       525
                                                                                                    --------  --------  --------
CASH AND CASH EQUIVALENTS, END OF YEAR............................................................. $    108  $    240  $    412
                                                                                                    ========  ========  ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest......................................................................................... $      2  $     --  $     --
                                                                                                    ========  ========  ========
  Income tax....................................................................................... $     16  $     20  $   (142)
                                                                                                    ========  ========  ========
Non-cash transactions during the year:
  Long-term debt issued in exchange for certain other invested assets.............................. $     --  $     45  $     --
                                                                                                    ========  ========  ========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

 BUSINESS

  MetLife Investors USA Insurance Company ("MLI-USA") and its subsidiary and affiliate, (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life and universal and variable life insurance policies and variable and fixed annuity contracts.

 BASIS OF PRESENTATION

  The accompanying consolidated financial statements include the accounts of MetLife Investors USA Insurance Company and its subsidiary, as well as a partnership in which the Company has control. Intercompany accounts and transactions have been eliminated.

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Consolidated Financial Statements.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

  A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Investments

  The accounting policies for the Company's principal investments are as follows:

    Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

    Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

    Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale."

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector;
  (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

    Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

    (i)The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

   (ii)When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  (iii)Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   (iv)When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

    Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

    Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

     Mortgage loans are considered to be impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

     For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

     All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

     For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

     Mortgage Loans Modified in a Troubled Debt Restructuring. For a small portion of the portfolio, classified as troubled debt restructurings, concessions are granted related to the borrowers' financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

    Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

    Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures' or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

    Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

    Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, loans to affiliates, leveraged leases and tax credit partnerships.

    Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

    Loans to affiliates are stated at unpaid principal balance, adjusted for amortization of any unamortized premium or discount.

    Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

    Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

    Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

    When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgments about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

    The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

    The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, and certain structured investment transactions) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

    The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests, and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary.

    The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

    For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on an annual basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Derivative Financial Instruments

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

  The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

  Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of operations within interest income or interest expense to match the location of the hedged item.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of operations within interest income or interest expense to match the location of the hedged item.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income
(loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

 Fair Value

  As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

  The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

 Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Computer Software

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $84 million and $90 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $35 million and $41 million at December 31, 2011 and 2010, respectively. Related amortization expense was $12 million, $16 million and $10 million for the years ended December 31, 2011, 2010 and 2009, respectively.

 Deferred Policy Acquisition Costs

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. The recovery of DAC is dependent upon the future profitability of the related business.

  The Company amortizes DAC on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

  The Company amortizes DAC related to non-participating and non-dividend-paying traditional contracts (primarily term insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Sales Inducements

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

 Value of Distribution Agreements

  Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past acquisitions contributed to the Company by MetLife is amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA to determine the recoverability of these balances.

 Liability for Future Policy Benefits and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

  The Company began selling participating traditional life insurance policies in 2011. Such policies are 90% reinsured. Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts).

  Participating business represented approximately 1% of the Company's life insurance in-force at December 31, 2011. Participating policies represented approximately 12% of gross life insurance premiums for the year ended December 31, 2011.

  Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 4% to 7%.

  Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 8%.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

  The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to policy account values, which consist of an accumulation of gross premium payments and credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

 Variable Annuity Guaranteed Minimum Benefits

  The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

  These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefit ("GMWB") that guarantees the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefit ("GMAB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

  Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

  GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

  The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

  These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company ceded the risk associated with GMDB, GMIB, GMAB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the consolidated balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

 Other Policy-Related Balances

  Other policy-related balances include policy and contract claims, unearned revenue liabilities, and policyholder dividends due and unpaid.

  The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies. Such liability is presented at amounts contractually due to policyholders.

 Recognition of Insurance Revenue and Related Benefits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

 Other Revenues

  Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

 Income Taxes

  The Company was excluded from MetLife's life/non-life consolidated federal tax return since it became a subsidiary of MICC in 2006. In 2011, the Company together with MICC and its subsidiaries were able to join the MetLife life/non-life consolidated federal tax return and became a party to the MetLife tax sharing agreement. Prior to 2011, the Company filed a consolidated tax return with MICC.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  (i)future taxable income exclusive of reversing temporary differences and carryforwards;

 (ii)future reversals of existing taxable temporary differences;

(iii)taxable income in prior carryback years; and

 (iv)tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by related parties.

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments, and as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

 Foreign Currency

  The results of foreign investments in other limited partnership interests are recorded based on the functional currency of each investment. Net assets of the foreign investments are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and the proportionate shares of net income from the foreign investments are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular annual periods.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity securities, derivatives, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment -type product policy fees in the consolidated statements of operations.

 ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

 Financial Instruments

  Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 2.

  Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

  Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

  Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

  Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, change the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities. The Company had no net cumulative effect adjustment related to the adoption of the OTTI guidance. As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $5 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

  Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

  Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

 Business Combinations and Noncontrolling Interests

  Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

    . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

    . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

    . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

    . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

    . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

    . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

    . Net income (loss) includes amounts attributable to noncontrolling interests.

    . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

    . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

  As the Company did not have a minority interest, the adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

 Fair Value

  Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

    . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

    . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

    . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

    .  Effective December 31, 2009, the Company adopted guidance on:
       (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements for annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or
       (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

 Other Pronouncements

  Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

 FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

  In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in 2012.

  In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011- 04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

  In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

  In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services --Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $600 million to $650 million and total equity will be reduced by approximately $400 million to $450 million, net of income tax, as of the date of adoption. Additionally, the Company estimates that net income (loss) will be reduced by approximately $8 million to $9 million, $34 million to $38 million, and $67 million to $75 million in 2011, 2010, and 2009, respectively, as of the date of adoption.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2. INVESTMENTS

 FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

  The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                            DECEMBER 31, 2011
                                            -------------------------------------------------
                                                         GROSS UNREALIZED
                                             COST OR  ----------------------- ESTIMATED
                                            AMORTIZED        TEMPORARY  OTTI    FAIR    % OF
                                              COST    GAINS   LOSSES   LOSSES   VALUE   TOTAL
                                            --------- ------ --------- ------ --------- -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities..................  $3,545   $  445  $   24   $   -- $  3,966   37.9%
Foreign corporate securities...............   1,634      152      14       --    1,772   16.9
U.S. Treasury and agency securities........   1,247      280      --       --    1,527   14.6
RMBS.......................................   1,268       82      31        6    1,313   12.6
State and political subdivision securities.     675      110       4       --      781    7.5
CMBS.......................................     539       30       2       --      567    5.4
ABS........................................     359       13       7       --      365    3.5
Foreign government securities..............     138       29       1       --      166    1.6
                                             ------   ------  ------   ------ --------  -----
 Total fixed maturity securities...........  $9,405   $1,141  $   83   $    6 $ 10,457  100.0%
                                             ======   ======  ======   ====== ========  =====

EQUITY SECURITIES:
Common stock...............................  $    1   $   --  $   --   $   -- $      1   50.0%
Non-redeemable preferred stock.............       1       --      --       --        1   50.0
                                             ------   ------  ------   ------ --------  -----
 Total equity securities...................  $    2   $   --  $   --   $   -- $      2  100.0%
                                             ======   ======  ======   ====== ========  =====

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2010
                                            ------------------------------------------------
                                                         GROSS UNREALIZED
                                             COST OR  ---------------------- ESTIMATED
                                            AMORTIZED       TEMPORARY  OTTI    FAIR    % OF
                                              COST    GAINS  LOSSES   LOSSES   VALUE   TOTAL
                                            --------- ----- --------- ------ --------- -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities..................  $3,186   $220    $  34   $   -- $  3,372   38.9%
Foreign corporate securities...............   1,394    103        7       --    1,490   17.1
U.S. Treasury and agency securities........   1,153     18       28       --    1,143   13.2
RMBS.......................................     986     52       22        6    1,010   11.6
State and political subdivision securities.     643     10       23       --      630    7.3
CMBS.......................................     490     26        3       --      513    5.9
ABS........................................     379     13        9       --      383    4.4
Foreign government securities..............     119     16       --       --      135    1.6
                                             ------   ----    -----   ------ --------  -----
 Total fixed maturity securities...........  $8,350   $458    $ 126   $    6 $  8,676  100.0%
                                             ======   ====    =====   ====== ========  =====

EQUITY SECURITIES:
Common stock...............................  $    1   $  1    $  --   $   -- $      2   66.7%
Non-redeemable preferred stock.............       2     --        1       --        1   33.3
                                             ------   ----    -----   ------ --------  -----
 Total equity securities...................  $    3   $  1    $   1   $   -- $      3  100.0%
                                             ======   ====    =====   ====== ========  =====

  Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

  The Company held no non-income producing fixed maturity securities at December 31, 2011 and 2010.

  The Company held foreign currency derivatives with notional amounts of $177 million and $117 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

  Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

  The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than the government securities summarized in the table below.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholder's equity at:

                                                                 DECEMBER 31,
                                                               -----------------
                                                                 2011      2010
                                                               --------  --------
                                                               CARRYING VALUE (1)
                                                               -----------------
                                                                 (IN MILLIONS)
U.S. Treasury and agency fixed maturity securities............ $  1,527  $  1,143
U.S. Treasury and agency fixed-income securities included in:
 Short-term investments....................................... $    629  $     60
 Cash equivalents............................................. $     38  $    221

--------

(1)Represents estimated fair value for fixed maturity securities and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

  Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity or 1% of total investments at December 31, 2011 and 2010.

  Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                     DECEMBER 31,
                                        ---------------------------------------
                                               2011                2010
                                        ------------------- -------------------
                                                  ESTIMATED           ESTIMATED
                                        AMORTIZED   FAIR    AMORTIZED   FAIR
                                          COST      VALUE     COST      VALUE
                                        --------- --------- --------- ---------
                                                     (IN MILLIONS)
Due in one year or less................  $   161  $    162   $   128   $   132
Due after one year through five years..    1,470     1,545     1,095     1,145
Due after five years through ten years.    2,112     2,345     2,264     2,432
Due after ten years....................    3,496     4,160     3,008     3,061
                                         -------  --------   -------   -------
 Subtotal..............................    7,239     8,212     6,495     6,770
RMBS, CMBS and ABS.....................    2,166     2,245     1,855     1,906
                                         -------  --------   -------   -------
   Total fixed maturity securities.....  $ 9,405  $ 10,457   $ 8,350   $ 8,676
                                         =======  ========   =======   =======

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

 EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

  As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 NET UNREALIZED INVESTMENT GAINS (LOSSES)

  The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                           YEARS ENDED DECEMBER 31,
                                                                           -----------------------
                                                                             2011     2010    2009
                                                                           ------   ------  ------
                                                                               (IN MILLIONS)
Fixed maturity securities................................................. $1,057   $ 331   $ (33)
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................     (6)     (6)     (4)
                                                                           ------   -----   -----
     Total fixed maturity securities......................................  1,051     325     (37)
Equity securities.........................................................     --      --      (1)
Derivatives...............................................................    126     (73)     --
Short-term investments....................................................     (1)     --      (9)
                                                                           ------   -----   -----
     Subtotal.............................................................  1,176     252     (47)
                                                                           ------   -----   -----
Amounts allocated from:
 Insurance liability loss recognition.....................................    (61)    (34)     --
 DAC related to noncredit OTTI losses recognized in accumulated other
   comprehensive income (loss)............................................     --       1      --
 DAC......................................................................    (54)    (53)     (6)
                                                                           ------   -----   -----
     Subtotal.............................................................   (115)    (86)     (6)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............      2       2       2
Deferred income tax benefit (expense).....................................   (373)    (61)     16
                                                                           ------   -----   -----
Net unrealized investment gains (losses).................................. $  690   $ 107   $ (35)
                                                                           ======   =====   =====

  The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss), were as follows:

                                                                                    DECEMBER 31,
                                                                                   --------------
                                                                                     2011    2010
                                                                                   ------  ------
                                                                                    (IN MILLIONS)
Balance, beginning of period...................................................... $   (6) $   (4)
Noncredit OTTI losses recognized (1)..............................................      2      (5)
Securities sold with previous noncredit OTTI loss.................................      2      --
Subsequent changes in estimated fair value........................................     (4)      3
                                                                                   ------  ------
Balance, end of period............................................................ $   (6) $   (6)
                                                                                   ======  ======

--------

(1)Noncredit OTTI losses recognized, net of DAC, were $1 million and ($4) million for the years ended December 31, 2011 and 2010, respectively.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                        YEARS ENDED DECEMBER 31,
                                                                        ----------------------
                                                                          2011     2010    2009
                                                                        ------   ------  ------
                                                                             (IN MILLIONS)
Balance, beginning of period........................................... $  107   $  (35) $ (274)
Fixed maturity securities on which noncredit OTTI losses have been
  recognized...........................................................     --       (2)     (4)
Unrealized investment gains (losses) during the year...................    924      301     432
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition...........................    (27)     (34)     --
 DAC related to noncredit OTTI losses recognized in accumulated other
   comprehensive income (loss).........................................     (1)       1      --
 DAC...................................................................     (1)     (47)    (59)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)..........     --       --       2
Deferred income tax benefit (expense)..................................   (312)     (77)   (132)
                                                                        ------   ------  ------
Balance, end of period................................................. $  690   $  107  $  (35)
                                                                        ======   ======  ======
Change in net unrealized investment gains (losses)..................... $  583   $  142  $  239
                                                                        ======   ======  ======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

  The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                   DECEMBER 31, 2011
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................  $  136     $   7     $   84     $  17     $   220    $  24
Foreign corporate securities................     213         6         12         8         225       14
U.S. Treasury and agency securities.........     118        --         --        --         118       --
RMBS........................................     214        18         92        19         306       37
State and political subdivision securities..      --        --         22         4          22        4
CMBS........................................       9         1         15         1          24        2
ABS.........................................      95         1         26         6         121        7
Foreign government securities...............      15         1         --        --          15        1
                                              ------     -----     ------     -----     -------    -----
 Total fixed maturity securities............  $  800     $  34     $  251     $  55     $ 1,051    $  89
                                              ======     =====     ======     =====     =======    =====

EQUITY SECURITIES:
Non-redeemable preferred stock..............  $    1     $  --     $   --     $  --     $     1    $  --
                                              ------     -----     ------     -----     -------    -----
 Total equity securities....................  $    1     $  --     $   --     $  --     $     1    $  --
                                              ======     =====     ======     =====     =======    =====
Total number of securities in an unrealized
  loss position.............................     142                   91
                                              ======               ======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31, 2010
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities................... $    275    $   9     $  164     $  25     $   439    $  34
Foreign corporate securities................      111        2         45         5         156        7
U.S. Treasury and agency securities.........      462       18         52        10         514       28
RMBS........................................       88        2        167        26         255       28
State and political subdivision securities..      350       15         17         8         367       23
CMBS........................................       24       --         27         3          51        3
ABS.........................................        5       --         40         9          45        9
Foreign government securities...............        9       --         --        --           9       --
                                             --------    -----     ------     -----     -------    -----
 Total fixed maturity securities............ $  1,324    $  46     $  512     $  86     $ 1,836    $ 132
                                             ========    =====     ======     =====     =======    =====

EQUITY SECURITIES:
Non-redeemable preferred stock.............. $     --    $  --     $    1     $   1     $     1    $   1
                                             --------    -----     ------     -----     -------    -----
 Total equity securities.................... $     --    $  --     $    1     $   1     $     1    $   1
                                             ========    =====     ======     =====     =======    =====
Total number of securities in an unrealized
  loss position.............................      167                 127
                                             ========              ======

 AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

  The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2011
                                          -------------------------------------------------------------------
                                          COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                          ---------------------- ----------------------  --------------------
                                            LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                              20%        MORE        20%         MORE        20%       MORE
                                          -----------  --------  -----------   --------  ----------- --------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.....................   $  657      $  102     $   14       $   25       113        17
Six months or greater but less than nine
  months.................................      122          19         13            6        17         5
Nine months or greater but less than
  twelve months..........................       38          --          2           --         6        --
Twelve months or greater.................      165          37         16           13        64        10
                                            ------      ------     ------       ------
 Total...................................   $  982      $  158     $   45       $   44
                                            ======      ======     ======       ======
Percentage of amortized cost.............                               5%          28%
                                                                   ======       ======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   DECEMBER 31, 2010
                                             -------------------------------------------------------------------
                                             COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                             ---------------------- ----------------------  --------------------
                                               LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                 20%        MORE        20%         MORE        20%       MORE
                                             -----------  --------  -----------   --------  ----------- --------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months........................   $ 1,364     $   42     $   45       $   10       164         7
Six months or greater but less than nine
  months....................................        --         14         --            3        --         3
Nine months or greater but less than twelve
  months....................................         4          3         --            1         2         1
Twelve months or greater....................       461         80         50           23        92        24
                                               -------     ------     ------       ------
 Total......................................   $ 1,829     $  139     $   95       $   37
                                               =======     ======     ======       ======
Percentage of amortized cost................                               5%          27%
                                                                      ======       ======

  Equity securities with gross unrealized losses of 20% or more for twelve months or greater decreased from $1 million at December 31, 2010 to $0 at December 31, 2011.

 CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

  The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $89 million and $133 million at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                       DECEMBER 31,
                                                       ------------
                                                         2011   2010
                                                       ------ ------
           SECTOR:
           RMBS.......................................   42%    21%
           U.S. corporate securities..................   27     26
           Foreign corporate securities...............   16      6
           ABS........................................    8      7
           State and political subdivision securities.    4     17
           CMBS.......................................    2      2
           Foreign government securities..............    1     --
           U.S. Treasury and agency securities........   --     21
                                                        ---    ---
            Total.....................................  100%   100%
                                                        ===    ===

           INDUSTRY:
           Mortgage-backed............................   44%    23%
           Finance....................................   28     17
           Asset-backed...............................    8      7
           Consumer...................................    5      3
           State and political subdivision securities.    4     17
           Industrial.................................    2      1
           U.S. Treasury and agency securities........   --     21
           Other......................................    9     11
                                                        ---    ---
            Total.....................................  100%   100%
                                                        ===    ===

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

  The Company held no fixed maturity securities or equity securities with a gross unrealized loss greater than $10 million at both December 31, 2011 and 2010. The fixed maturity securities and equity securities with gross unrealized losses decreased $44 million during the year ended December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

  As of December 31, 2011, $19 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $19 million, $15 million, or 79%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $19 million, $4 million, or 21%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates these non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security. See "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale" for a discussion of equity securities with an unrealized loss position of 20% or more of cost for 12 months or greater.

  In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

  With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

  Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

  Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming periods.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 NET INVESTMENT GAINS (LOSSES)

  The components of net investment gains (losses) were as follows:

                                                                               YEARS ENDED DECEMBER 31,
                                                                               -----------------------
                                                                                 2011     2010    2009
                                                                               ------   ------  ------
                                                                                  (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized..................................................  $ --     $ (9)  $ (18)
Less: Noncredit portion of OTTI losses transferred to and recognized in other
  comprehensive income (loss).................................................    (2)       5       5
                                                                                ----     ----   -----
 Net OTTI losses on fixed maturity securities recognized in earnings..........    (2)      (4)    (13)
 Fixed maturity securities -- net gains (losses) on sales and disposals.......    (5)      30       9
                                                                                ----     ----   -----
   Total gains (losses) on fixed maturity securities..........................    (7)      26      (4)
                                                                                ----     ----   -----
Other net investment gains (losses):
 Equity securities............................................................    (1)      --      (2)
 Mortgage loans...............................................................     2       (9)      1
 Real estate joint ventures...................................................    --       (1)     (2)
 Other limited partnership interests..........................................    (1)      (1)    (17)
                                                                                ----     ----   -----
   Total net investment gains (losses)........................................  $ (7)    $ 15   $ (24)
                                                                                ====     ====   =====

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $1 million for the year ended December 31, 2011 and less than $1 million for the years ended December 31, 2010 and 2009, respectively.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                           YEARS ENDED DECEMBER 31,  YEARS ENDED DECEMBER 31,  YEARS ENDED DECEMBER 31,
                                          -------------------------  -----------------------  -------------------------
                                            2011     2010     2009   2011     2010    2009      2011     2010     2009
                                          -------  -------  -------  ----     ----    ----    -------  -------  -------
                                          FIXED MATURITY SECURITIES  EQUITY SECURITIES                  TOTAL
                                          -------------------------  -----------------------  -------------------------
                                                                      (IN MILLIONS)
Proceeds................................. $ 2,510  $ 3,329  $ 2,476  $  5     $  3    $  7    $ 2,515  $ 3,332  $ 2,483
                                          =======  =======  =======   ====     ====    ====   =======  =======  =======
Gross investment gains................... $    13  $    52  $    25  $ --     $ --    $ --    $    13  $    52  $    25
                                          -------  -------  -------   ----     ----    ----   -------  -------  -------
Gross investment losses..................     (18)     (22)     (16)   --       --      (2)       (18)     (22)     (18)
                                          -------  -------  -------   ----     ----    ----   -------  -------  -------
Total OTTI losses recognized in
 earnings:
    Credit-related.......................      (2)      (4)     (12)   --       --      --         (2)      (4)     (12)
    Other (1)............................      --       --       (1)   (1)      --      --         (1)      --       (1)
                                          -------  -------  -------   ----     ----    ----   -------  -------  -------
     Total OTTI losses recognized in
      earnings...........................      (2)      (4)     (13)   (1)      --      --         (3)      (4)     (13)
                                          -------  -------  -------   ----     ----    ----   -------  -------  -------
Net investment gains (losses)............ $    (7) $    26  $    (4) $ (1)    $ --    $ (2)   $    (8) $    26  $    (6)
                                          =======  =======  =======   ====     ====    ====   =======  =======  =======

--------

(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

  Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                           2011     2010    2009
                                                         ------   ------  ------
                                                            (IN MILLIONS)
  Sector:
  U.S. and foreign corporate securities -- by industry:
   Utility..............................................  $ --     $  1    $ --
   Finance..............................................    --       --      10
   Consumer.............................................    --       --       1
   Communications.......................................    --       --       1
   Other industries.....................................    --       --      --
                                                          ----     ----    ----
     Total U.S. and foreign corporate securities........    --        1      12
  RMBS..................................................     2        2       1
  CMBS..................................................    --        1      --
                                                          ----     ----    ----
       Total............................................  $  2     $  4    $ 13
                                                          ====     ====    ====

  The equity security OTTI losses recognized in earnings for the year ended December 31, 2011 of $1 million related to financial services industry perpetual hybrid securities classified within non-redeemable preferred stock.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                  ---------------------------
                                                                                  2011           2010
                                                                                  ----           ----
                                                                                  (IN MILLIONS)
Balance, at January 1,........................................................... $  1           $  1
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired......................................................................   --              1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired...........................................................    2             --
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI.......................................   (1)            --
 Securities impaired to net present value of expected future cash flows..........   (1)            (1)
                                                                                      ----           ----
Balance, at December 31,......................................................... $  1           $  1
                                                                                      ====           ====

 NET INVESTMENT INCOME

  The components of net investment income were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                         2011      2010      2009
                                                       ------    ------    ------
                                                          (IN MILLIONS)
    Investment income:
    Fixed maturity securities......................... $ 468     $ 430     $ 332
    Mortgage loans....................................    76        53        25
    Policy loans......................................     4         4         3
    Real estate joint ventures........................    --        (2)       (3)
    Other limited partnership interests...............    42        52        --
    Cash, cash equivalents and short-term investments.    --        (2)        3
    Other.............................................     9        --        --
                                                       -----     -----     -----
       Subtotal.......................................   599       535       360
     Less: Investment expenses........................    13        15        11
                                                       -----     -----     -----
       Net investment income.......................... $ 586     $ 520     $ 349
                                                       =====     =====     =====

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses included in the table above.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 SECURITIES LENDING

  As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

  Elements of the securities lending program are presented below at:

                                                             DECEMBER 31,
                                                         -----------------
                                                            2011     2010
                                                         -------- --------
                                                           (IN MILLIONS)
     Securities on loan: (1)
      Amortized cost.................................... $  1,153 $  1,157
      Estimated fair value.............................. $  1,437 $  1,175
     Cash collateral on deposit from counterparties (2). $  1,429 $  1,192
     Security collateral on deposit from counterparties. $     37 $     --
     Reinvestment portfolio -- estimated fair value..... $  1,414 $  1,180

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

  Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

 INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

  Invested assets on deposit and pledged as collateral are presented in the table below at estimated fair value for cash and cash equivalents and fixed maturity securities.

                                                                   DECEMBER 31,
                                                               ---------------
                                                                 2011     2010
                                                               -------  -------
                                                                (IN MILLIONS)
  Invested assets on deposit (1).............................. $     7  $     6
  Invested assets pledged as collateral (2)...................       6       43
                                                               -------  -------
   Total invested assets on deposit and pledged as collateral. $    13  $    49
                                                               =======  =======

--------

(1)The Company has invested assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

(2)Certain of the Company's invested assets are pledged as collateral for various derivative transactions. See Note 3.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 MORTGAGE LOANS

  Mortgage loans are summarized as follows at:

                                                  DECEMBER 31,
                                    ----------------------------------------
                                            2011                 2010
                                    -------------------  -------------------
                                      CARRYING    % OF     CARRYING    % OF
                                        VALUE     TOTAL      VALUE     TOTAL
                                    ------------- -----  ------------- -----
                                    (IN MILLIONS)        (IN MILLIONS)
  Mortgage loans:
   Commercial......................    $ 1,314     87.1%    $ 1,002     85.3%
   Agricultural....................        205     13.6         185     15.7
                                       -------    -----     -------    -----
     Subtotal......................      1,519    100.7       1,187    101.0
   Valuation allowances............        (11)    (0.7)        (12)    (1.0)
                                       -------    -----     -------    -----
       Total mortgage loans, net...    $ 1,508    100.0%    $ 1,175    100.0%
                                       =======    =====     =======    =====

  See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

  The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                    COMMERCIAL  AGRICULTURAL   TOTAL
                                                   ----------- ------------- -------
                                                             (IN MILLIONS)
DECEMBER 31, 2011:
Mortgage loans:
 Evaluated individually for credit losses.........   $    --       $  --     $    --
 Evaluated collectively for credit losses.........     1,314         205       1,519
                                                     -------       -----     -------
   Total mortgage loans...........................     1,314         205       1,519
                                                     -------       -----     -------
Valuation allowances:
 Specific credit losses...........................        --          --          --
 Non-specifically identified credit losses........        10           1          11
                                                     -------       -----     -------
   Total valuation allowances.....................        10           1          11
                                                     -------       -----     -------
     Mortgage loans, net of valuation allowance...   $ 1,304       $ 204     $ 1,508
                                                     =======       =====     =======
DECEMBER 31, 2010:
Mortgage loans:
 Evaluated individually for credit losses.........   $    --       $  --     $    --
 Evaluated collectively for credit losses.........     1,002         185       1,187
                                                     -------       -----     -------
   Total mortgage loans...........................     1,002         185       1,187
                                                     -------       -----     -------
Valuation allowances:
 Specific credit losses...........................        --          --          --
 Non-specifically identified credit losses........        12          --          12
                                                     -------       -----     -------
   Total valuation allowances.....................        12          --          12
                                                     -------       -----     -------
     Mortgage loans, net of valuation allowance...   $   990       $ 185     $ 1,175
                                                     =======       =====     =======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The following tables present the changes in the valuation allowance, by portfolio segment:

                                       MORTGAGE LOAN VALUATION ALLOWANCES
                                       --------------------------------
                                        COMMERCIAL   AGRICULTURAL   TOTAL
                                       -----------  ------------- -------
                                                 (IN MILLIONS)
       Balance at January 1, 2009.....    $  4          $ --       $  4
       Provision (release)............       2            --          2
       Charge-offs, net of recoveries.      (3)           --         (3)
                                          ----          ----       ----
       Balance at December 31, 2009...       3            --          3
       Provision (release)............       9            --          9
       Charge-offs, net of recoveries.      --            --         --
                                          ----          ----       ----
       Balance at December 31, 2010...      12            --         12
       Provision (release)............      (2)            1         (1)
       Charge-offs, net of recoveries.      --            --         --
                                          ----          ----       ----
       Balance at December 31, 2011...    $ 10          $  1       $ 11
                                          ====          ====       ====

  Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                 COMMERCIAL
                       -------------------------------------------------------------
                                   RECORDED INVESTMENT
                       -------------------------------------------
                         DEBT SERVICE COVERAGE RATIOS
                       -----------------------------          % OF   ESTIMATED  % OF
                       > 1.20X  1.00X - 1.20X < 1.00X  TOTAL  TOTAL  FAIR VALUE TOTAL
                       -------  ------------- ------- ------- -----  ---------- -----
                                    (IN MILLIONS)                  (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%......... $1,062       $ 15       $ 45   $ 1,122  85.4%  $ 1,201    85.9%
65% to 75%............    159          8         --       167  12.7       173    12.4
76% to 80%............      2         --         --         2   0.2         2     0.1
Greater than 80%......     13          8          2        23   1.7        22     1.6
                       ------       ----       ----   ------- -----   -------   -----
 Total................ $1,236       $ 31       $ 47   $ 1,314 100.0%  $ 1,398   100.0%
                       ======       ====       ====   ======= =====   =======   =====
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%......... $  722       $ --       $ 30   $   752  75.0%  $   797    75.5%
65% to 75%............    142         10         25       177  17.7       186    17.6
76% to 80%............     14         --         --        14   1.4        15     1.4
Greater than 80%......     32         27         --        59   5.9        58     5.5
                       ------       ----       ----   ------- -----   -------   -----
 Total................ $  910       $ 37       $ 55   $ 1,002 100.0%  $ 1,056   100.0%
                       ======       ====       ====   ======= =====   =======   =====

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below.

                                                   AGRICULTURAL
                                     ----------------------------------------
                                                   DECEMBER 31,
                                     ----------------------------------------
                                             2011                 2010
                                     -------------------  -------------------
                                       RECORDED    % OF     RECORDED    % OF
                                      INVESTMENT   TOTAL   INVESTMENT   TOTAL
                                     ------------- -----  ------------- -----
                                     (IN MILLIONS)        (IN MILLIONS)
 Loan-to-value ratios:
 Less than 65%......................    $   205    100.0%    $  185     100.0%
                                        -------    -----     ------     -----
   Total............................    $   205    100.0%    $  185     100.0%
                                        =======    =====     ======     =====

  Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with 100% of all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due, as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The Company had no loans past due and no loans in non-accrual status at both December 31, 2011 and 2010.

  Impaired Mortgage Loans. The Company had one impaired commercial mortgage loan with an unpaid principal balance, recorded investment and carrying value, which was modified in a troubled debt restructuring, of $2 million, at December 31, 2011. The average investment on such mortgage loan was $1 million for the year ended December 31, 2011. The Company had no impaired mortgage loan at December 31, 2010. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2011 and 2010.

  Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had one commercial mortgage loan modified during the period in a troubled debt restructuring with a pre-modification and post-modification carrying value of $2 million.

  During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more.

 REAL ESTATE JOINT VENTURES

  The carrying value of real estate joint ventures was $30 million at both December 31, 2011 and 2010. There were no impairments of real estate joint ventures for the year ended December 31, 2011. Impairments of real estate joint ventures were $2 million for each of the years ended December 31, 2010 and 2009.

 OTHER LIMITED PARTNERSHIP INTERESTS

  The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

overseas) was $535 million and $456 million at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $126 million and $105 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. There were no impairments of cost method other limited partnership interests for the year ended December 31, 2011. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $1 million and $17 million for the years ended December 31, 2010 and 2009, respectively.

 COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $550 million as of December 31, 2011. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $473 million as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income
(loss) for one of the three most recent annual periods: 2010. The Company is providing the following aggregated summarized financial data for such equity method investments, for the three most recent periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $134.4 billion and $103.1 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $7.3 billion and $7.4 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $5.0 billion, $11.0 billion and $12.1 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income
(loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

 OTHER INVESTED ASSETS

  The following table presents the carrying value of the Company's other invested assets by type at:

                                                                            DECEMBER 31,
                                                              ----------------------------------------
                                                                      2011                 2010
                                                              -------------------  -------------------
                                                                CARRYING     % OF    CARRYING     % OF
                                                                  VALUE      TOTAL     VALUE      TOTAL
                                                              ------------- ------ ------------- ------
                                                              (IN MILLIONS)        (IN MILLIONS)
Freestanding derivatives with positive estimated fair values.    $  356      58.7%    $   68      31.6%
Loans to affiliates..........................................       125      20.6         --        --
Leveraged leases, net of non-recourse debt...................        64      10.6         56      26.1
Tax credit partnerships......................................        61      10.1         91      42.3
                                                                 ------     -----     ------     -----
 Total.......................................................    $  606     100.0%    $  215     100.0%
                                                                 ======     =====     ======     =====

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding loans to affiliates. See "Leveraged Leases" for the composition of leveraged leases. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method.

 Leveraged Leases

  Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                                                          DECEMBER 31,
                                                                                      --------------
                                                                                        2011     2010
                                                                                      ------   ------
                                                                                       (IN MILLIONS)
Rental receivables, net.............................................................. $   92   $   92
Estimated residual values............................................................     14       14
                                                                                      ------   ------
  Subtotal...........................................................................    106      106
Unearned income......................................................................    (42)     (50)
                                                                                      ------   ------
  Investment in leveraged leases..................................................... $   64   $   56
                                                                                      ======   ======

  Rental receivables are generally due in periodic installments. The remaining payment periods were 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. As of December 31, 2011 and 2010, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $35 million and $4 million at December 31, 2011 and 2010, respectively.

  The components of income from investment in leveraged leases, excluding realized gains (losses) were as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                            ----------------------------
                                                                              2011      2010      2009
                                                                            ------    ------    ------
                                                                               (IN MILLIONS)
Net income from investment in leveraged leases.............................  $  8     $  --     $  --
Less: Income tax expense on leveraged leases...............................    (3)       --        --
                                                                             ----     -----     -----
Net investment income after income tax from investment in leveraged leases.  $  5     $  --     $  --
                                                                             ====     =====     =====

 CASH EQUIVALENTS

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $44 million and $221 million at December 31, 2011 and 2010, respectively.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 PURCHASED CREDIT IMPAIRED INVESTMENTS

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The table below presents the purchased credit impaired fixed maturity securities, held at:

                                                                    DECEMBER 31,
                                                                ----------------
                                                                  2011     2010
                                                                ------   ------
                                                                (IN MILLIONS)
   Outstanding principal and interest balance (1).............. $  315   $  20
   Carrying value (2).......................................... $  229   $  19

--------

(1)Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about purchased credit impaired fixed maturity securities acquired during the periods, as of their respective acquisition dates:

                                                                    DECEMBER 31,
                                                                ----------------
                                                                  2011     2010
                                                                ------   ------
                                                                (IN MILLIONS)
   Contractually required payments (including interest)........ $  482   $  24
   Cash flows expected to be collected (1)..................... $  421   $  24
   Fair value of investments acquired.......................... $  238   $  19

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on purchased credit impaired fixed maturity securities for:

                                                                   DECEMBER 31,
                                                               ---------------
                                                                  2011     2010
                                                               -------   ------
                                                                (IN MILLIONS)
  Accretable yield, January 1,................................ $     5   $   --
  Investments purchased.......................................     183        5
  Accretion recognized in earnings............................      (7)      --
  Reclassification (to) from nonaccretable difference.........       6       --
                                                               -------   ------
  Accretable yield, December 31,.............................. $   187   $    5
                                                               =======   ======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 VARIABLE INTEREST ENTITIES

  The Company holds investments in certain entities that are VIEs. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                             DECEMBER 31,
                                               -----------------------------------------
                                                       2011                 2010
                                               -------------------- --------------------
                                                          MAXIMUM              MAXIMUM
                                               CARRYING  EXPOSURE   CARRYING  EXPOSURE
                                                AMOUNT  TO LOSS (1)  AMOUNT  TO LOSS (1)
                                               -------- ----------- -------- -----------
                                                             (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS (2)..................................... $ 1,313    $ 1,313   $   984    $   984
 CMBS (2).....................................     567        567       513        513
 ABS (2)......................................     365        365       409        409
 Foreign corporate securities.................      79         79        56         56
 U.S. corporate securities....................      30         30        24         24
Other limited partnership interests...........     446        761       409        763
                                               -------    -------   -------    -------
   Total...................................... $ 2,800    $ 3,115   $ 2,395    $ 2,749
                                               =======    =======   =======    =======

--------

(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

 RELATED PARTY INVESTMENT TRANSACTIONS

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                         YEARS ENDED DECEMBER 31,
                                                                     ---------------------------
                                                                       2011      2010     2009
                                                                     ------    ------   ------
                                                                         (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates... $  --     $  105   $    9
Amortized cost of invested assets transferred to affiliates......... $  --     $   97   $   13
Net investment gains (losses) recognized on transfers............... $  --     $    8   $   (4)
Estimated fair value of invested assets transferred from affiliates. $  --     $   46   $  155

  During 2009, the Company loaned $120 million to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company ("MLIC"), which are included in mortgage loans. The carrying value of

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

these loans was $118 million and $119 million at December 31, 2011 and 2010, respectively. A loan of $80 million bears interest at 7.26% and is due in quarterly principal and interest payments of $2 million through January 2020, when the principal balance is due. A loan of $40 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $9 million for both years ended December 31, 2011 and 2010, and less than $1 million for the year ended December 31, 2009.

  During 2011, the Company loaned $125 million to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. The loan was outstanding at December 31, 2011, and is included in other invested assets. The loan is due on December 16, 2021, and bears interest, payable semi-annually, at 5.86%. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from this loan was less than $1 million for the year ended December 31, 2011.

  The Company receives investment administrative services from an affiliate. These investment expenses were $10 million, $8 million and $4 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had additional affiliated net investment income of less than $1 million, ($2) million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

3. DERIVATIVE FINANCIAL INSTRUMENTS

 ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

  See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

  See Note 4 for information about the fair value hierarchy for derivatives.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                    DECEMBER 31,
                                               -------------------------------------------------------
                                                          2011                        2010
                                               --------------------------- ---------------------------
                                                          ESTIMATED FAIR              ESTIMATED FAIR
                                                            VALUE (1)                   VALUE (1)
PRIMARY UNDERLYING                             NOTIONAL ------------------ NOTIONAL ------------------
RISK EXPOSURE            INSTRUMENT TYPE        AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
------------------  -------------------------- -------- ------ ----------- -------- ------ -----------
                                                                    (IN MILLIONS)
Interest rate       Interest rate swaps....... $ 1,029  $ 154     $ 13     $   900   $ 15     $ 25
                    Interest rate floors......   2,000    100       --       2,000     45       --
                    Interest rate caps........   2,000      1       --       1,500      1       --
                    Interest rate futures.....     101      1       --         780      2        3
                    Interest rate forwards....     410     87       --         485     --       48
Foreign currency    Foreign currency swaps....     177      9        3         117      2        6
                    Foreign currency forwards.      --     --       --          34     --       --
Credit              Credit default swaps......     519      4        5         239      3        2
Equity market       Equity options............      23     --       --          15     --       --
                                               -------  -----     ----     -------   ----     ----
                      Total................... $ 6,259  $ 356     $ 21     $ 6,070   $ 68     $ 84
                                               =======  =====     ====     =======   ====     ====

--------

(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

  The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                  REMAINING LIFE
                           -------------------------------------------------------------
                                       AFTER ONE YEAR AFTER FIVE YEARS
                           ONE YEAR OR  THROUGH FIVE    THROUGH TEN    AFTER TEN
                              LESS         YEARS           YEARS         YEARS    TOTAL
                           ----------- -------------- ---------------- --------- -------
                                                   (IN MILLIONS)
Interest rate swaps.......   $   --       $   468           $ --         $ 561   $ 1,029
Interest rate floors......       --         2,000             --            --     2,000
Interest rate caps........      500         1,500             --            --     2,000
Interest rate futures.....      101            --             --            --       101
Interest rate forwards....      150           260             --            --       410
Foreign currency swaps....       --            21             88            68       177
Foreign currency forwards.       --            --             --            --        --
Credit default swaps......        1           518             --            --       519
Equity options............       23            --             --            --        23
                             ------       -------           ----         -----   -------
   Total..................   $  775       $ 4,767           $ 88         $ 629   $ 6,259
                             ======       =======           ====         =====   =======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  The Company writes covered call options on its portfolio of U.S. Treasury securities as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

  Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

  Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

 HEDGING

  The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                    DECEMBER 31,
                                               -----------------------------------------------------------
                                                          2011                          2010
                                               ----------------------------- -----------------------------
                                                        ESTIMATED FAIR VALUE          ESTIMATED FAIR VALUE
                                               NOTIONAL -------------------- NOTIONAL --------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS   AMOUNT  ASSETS  LIABILITIES   AMOUNT  ASSETS  LIABILITIES
---------------------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                    (IN MILLIONS)
        Fair value hedges:
         Interest rate swaps..................  $  22   $  --      $   1      $  10   $  --      $ --
                                                -----   -----      -----      -----   -----      ----
           Subtotal...........................     22      --          1         10      --        --
                                                -----   -----      -----      -----   -----      ----
        Cash flow hedges:
         Foreign currency swaps...............    128       7          2         76       1         3
         Interest rate swaps..................    165      47         --        295       1        22
         Interest rate forwards...............    410      87         --        485      --        48
                                                -----   -----      -----      -----   -----      ----
           Subtotal...........................    703     141          2        856       2        73
                                                -----   -----      -----      -----   -----      ----
           Total qualifying hedges............  $ 725   $ 141      $   3      $ 866   $   2      $ 73
                                                =====   =====      =====      =====   =====      ====

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                 DECEMBER 31,
                                            -----------------------------------------------------------
                                                       2011                          2010
                                            ----------------------------- -----------------------------
                                                     ESTIMATED FAIR VALUE          ESTIMATED FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT           NOTIONAL -------------------- NOTIONAL --------------------
QUALIFYING AS HEDGING INSTRUMENTS            AMOUNT  ASSETS  LIABILITIES   AMOUNT  ASSETS  LIABILITIES
------------------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                 (IN MILLIONS)
Interest rate swaps........................ $   842  $ 107      $  12     $    595 $  14      $   3
Interest rate floors.......................   2,000    100         --        2,000    45         --
Interest rate caps.........................   2,000      1         --        1,500     1         --
Interest rate futures......................     101      1         --          780     2          3
Foreign currency swaps.....................      49      2          1           41     1          3
Foreign currency forwards..................      --     --         --           34    --         --
Credit default swaps.......................     519      4          5          239     3          2
Equity options.............................      23     --         --           15    --         --
                                            -------  -----      -----     -------- -----      -----
   Total non-designated or non-qualifying
     derivatives........................... $ 5,534  $ 215      $  18     $  5,204 $  66      $  11
                                            =======  =====      =====     ======== =====      =====

 NET DERIVATIVE GAINS (LOSSES)

  The components of net derivative gains (losses) were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                     2011    2010    2009
                                                   ------  ------  ------
                                                       (IN MILLIONS)
       Derivatives and hedging gains (losses) (1). $ 191   $   3   $  (75)
       Embedded derivatives.......................   510     112     (528)
                                                   -----   -----   ------
          Total net derivative gains (losses)..... $ 701   $ 115   $ (603)
                                                   =====   =====   ======

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2011, 2010 and 2009.

  The Company recognized $36 million, $20 million and $15 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2011, 2010 and 2009, respectively.

 FAIR VALUE HEDGES

  The Company designates and accounts for interest rate swaps to convert fixed rate investments to floating rate investments as fair value hedges when they have met the requirements of fair value hedging.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2011 and 2010. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2011 and 2010. The Company did not have any fair value hedges during the year ended December 31, 2009.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

 CASH FLOW HEDGES

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards to lock in the price to be paid for forward purchases of investments; and (iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  For the years ended December 31, 2011 and 2010, the Company recognized insignificant amounts of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2009, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2011 related to such discontinued cash flow hedges was $1 million. For the years ended December 31, 2010 and 2009, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring.

  At December 31, 2011 and 2010, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

  The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                                               YEARS ENDED DECEMBER 31,
                                                                               -----------------------
                                                                                 2011     2010    2009
                                                                               ------   ------  ------
                                                                                  (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at January 1,.......... $ (73)   $  (1)   $ (2)
Gains (losses) deferred in other comprehensive income (loss) on the effective
  portion of cash flow hedges.................................................   208      (70)      7
Amounts reclassified to net derivative gains (losses).........................    (9)      (2)     (6)
                                                                               -----    -----    ----
Accumulated other comprehensive income (loss), balance at December 31,........ $ 126    $ (73)   $ (1)
                                                                               =====    =====    ====

  At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                          AMOUNT OF GAINS          AMOUNT AND LOCATION
                                         (LOSSES) DEFERRED          OF GAINS (LOSSES)
                                       IN ACCUMULATED OTHER         RECLASSIFIED FROM
DERIVATIVES IN CASH FLOW               COMPREHENSIVE INCOME  ACCUMULATED OTHER COMPREHENSIVE
HEDGING RELATIONSHIPS                  (LOSS) ON DERIVATIVES INCOME (LOSS) INTO INCOME (LOSS)
-------------------------------------- --------------------- --------------------------------
                                                                      NET DERIVATIVE
                                                                      GAINS (LOSSES)
                                                             --------------------------------
                                                           (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
 Interest rate swaps..................      $       57                  $       1
 Foreign currency swaps...............               7                         (1)
 Interest rate forwards...............             144                          9
                                            ----------                  ---------
   Total..............................      $      208                  $       9
                                            ==========                  =========
FOR THE YEAR ENDED DECEMBER 31, 2010:
 Interest rate swaps..................      $      (21)                 $      --
 Foreign currency swaps...............              (1)                        --
 Interest rate forwards...............             (48)                         2
                                            ----------                  ---------
   Total..............................      $      (70)                 $       2
                                            ==========                  =========
FOR THE YEAR ENDED DECEMBER 31, 2009:
 Interest rate swaps..................      $       --                  $      --
 Foreign currency swaps...............              (1)                        --
 Interest rate forwards...............               8                          6
                                            ----------                  ---------
   Total..............................      $        7                  $       6
                                            ==========                  =========

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

 NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

  The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (iv) covered call options for income generation; (v) credit default swaps to economically hedge exposure to adverse movements in credit;
(vi) credit default swaps to synthetically create investments; and (vii) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                    NET          NET
                                                 DERIVATIVE   INVESTMENT
                                               GAINS (LOSSES) INCOME (1)
                                               -------------- ----------
                                                     (IN MILLIONS)
        FOR THE YEAR ENDED DECEMBER 31, 2011:
        Interest rate swaps...................     $  84         $ --
        Interest rate floors..................        55           --
        Interest rate caps....................        (2)          --
        Interest rate futures.................         6           --
        Foreign currency swaps................         2           --
        Foreign currency forwards.............        (2)          --
        Equity options........................        --           (2)
        Interest rate options.................         1           --
        Interest rate forwards................        (1)          --
        Credit default swaps..................         1           --
                                                   -----         ----
         Total................................     $ 144         $ (2)
                                                   =====         ====
        FOR THE YEAR ENDED DECEMBER 31, 2010:
        Interest rate swaps...................     $  (4)        $ --
        Interest rate floors..................        17           --
        Interest rate caps....................        (2)          --
        Interest rate futures.................       (28)          --
        Foreign currency swaps................        (1)          --
        Foreign currency forwards.............        (2)          --
        Equity options........................        --           (1)
        Interest rate options.................        --           --
        Interest rate forwards................         1           --
        Credit default swaps..................         1           --
                                                   -----         ----
         Total................................     $ (18)        $ (1)
                                                   =====         ====
        FOR THE YEAR ENDED DECEMBER 31, 2009:
        Interest rate swaps...................     $   1         $ --
        Interest rate floors..................       (86)          --
        Interest rate caps....................         1           --
        Interest rate futures.................        (1)          --
        Foreign currency swaps................        (9)          --
        Foreign currency forwards.............        --           --
        Equity options........................        --           --
        Interest rate options.................        --           --
        Interest rate forwards................        --           --
        Credit default swaps..................        (2)          --
                                                   -----         ----
         Total................................     $ (96)        $ --
                                                   =====         ====

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 CREDIT DERIVATIVES

  In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $469 million and $185 million at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $2 million to terminate all of these contracts, and at December 31, 2010, the Company would have received $2 million to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                                          2011                                   2010
                                         -------------------------------------- --------------------------------------
                                                       MAXIMUM                                MAXIMUM
                                         ESTIMATED      AMOUNT                  ESTIMATED    AMOUNT OF
                                         FAIR VALUE   OF FUTURE      WEIGHTED   FAIR VALUE     FUTURE       WEIGHTED
                                         OF CREDIT  PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED   DEFAULT   CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
CREDIT OBLIGATIONS (1)                     SWAPS      SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                               (IN MILLIONS)                          (IN MILLIONS)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................   $   1        $  63          4.1         $ --        $  23          4.1
   Credit default swaps referencing
     indices............................       1           43          2.8            1           59          3.3
                                           -----        -----                      ----        -----
    Subtotal............................       2          106          3.6            1           82          3.5
                                           -----        -----                      ----        -----
   Baa
   Single name credit default swaps
     (corporate)........................      (1)          85          4.6           --           --           --
   Credit default swaps referencing
     indices............................      (3)         278          4.7            1          103          5.0
                                           -----        -----                      ----        -----
    Subtotal............................      (4)         363          4.6            1          103          5.0
                                           -----        -----                      ----        -----
      Total.............................   $  (2)       $ 469          4.4         $  2        $ 185          4.4
                                           =====        =====                      ====        =====

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 CREDIT RISK ON FREESTANDING DERIVATIVES

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

  The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $243 million and $54 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had received collateral consisting of various securities with a fair market value of $66 million and $0, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2011, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                      ESTIMATED FAIR VALUE OF     FAIR VALUE OF INCREMENTAL
                                       COLLATERAL PROVIDED:       COLLATERAL PROVIDED UPON:
                                      ----------------------- ----------------------------------
                                                                            DOWNGRADE IN THE
                                                              ONE NOTCH COMPANY'S CREDIT RATING
                                                              DOWNGRADE TO A LEVEL THAT TRIGGERS
                       ESTIMATED                               IN THE        FULL OVERNIGHT
                   FAIR VALUE (1) OF                          COMPANY'S   COLLATERALIZATION OR
                   DERIVATIVES IN NET     FIXED MATURITY       CREDIT        TERMINATION OF
                   LIABILITY POSITION     SECURITIES (2)       RATING   THE DERIVATIVE POSITION
                   ------------------ ----------------------- --------- ------------------------
                                                   (IN MILLIONS)
December 31, 2011.        $ --                 $ --             $ --              $ --
December 31, 2010.        $ 69                 $ 37             $ 11              $ 46

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2011 and 2010, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At both December 31, 2011 and 2010, the Company provided cash collateral for exchange-traded futures of $6 million, which is included in premiums, reinsurance and other receivables.

 EMBEDDED DERIVATIVES

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

  The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                DECEMBER 31,
                                                               ---------------
                                                                 2011    2010
                                                               ------- -------
                                                                (IN MILLIONS)
  Net embedded derivatives within asset host contracts:
   Ceded guaranteed minimum benefits.......................... $ 3,009 $   930
  Net embedded derivatives within liability host contracts:
   Direct guaranteed minimum benefits......................... $ 1,189 $   174
   Other......................................................     416       5
                                                               ------- -------
     Net embedded derivatives within liability host contracts. $ 1,605 $   179
                                                               ======= =======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 YEARS ENDED DECEMBER 31,
                                                 -----------------------
                                                   2011    2010    2009
                                                 ------  ------  ------
                                                     (IN MILLIONS)
         Net derivative gains (losses) (1), (2). $ 510   $ 112   $ (528)

--------

(1)The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $346 million, ($140) million and ($432) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($476) million, $210 million and $816 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

4. FAIR VALUE

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

 RECURRING FAIR VALUE MEASUREMENTS

  The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                     DECEMBER 31, 2011
                                                -----------------------------------------------------------
                                                 FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                -------------------------------------------------
                                                 QUOTED PRICES IN
                                                ACTIVE MARKETS FOR SIGNIFICANT OTHER SIGNIFICANT    TOTAL
                                                 IDENTICAL ASSETS     OBSERVABLE     UNOBSERVABLE ESTIMATED
                                                 AND LIABILITIES        INPUTS          INPUTS      FAIR
                                                    (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                ------------------ ----------------- ------------ ---------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
  U.S. corporate securities....................      $    --           $   3,825       $    141   $   3,966
  Foreign corporate securities.................           --               1,628            144       1,772
  U.S. Treasury and agency securities..........          625                 902             --       1,527
  RMBS.........................................           --               1,280             33       1,313
  State and political subdivision securities...           --                 781             --         781
  CMBS.........................................           --                 555             12         567
  ABS..........................................           --                 310             55         365
  Foreign government securities................           --                 164              2         166
                                                     -------           ---------       --------   ---------
    Total fixed maturity securities............          625               9,445            387      10,457
                                                     -------           ---------       --------   ---------
Equity securities:
  Common stock.................................            1                  --             --           1
  Non-redeemable preferred stock...............           --                  --              1           1
                                                     -------           ---------       --------   ---------
    Total equity securities....................            1                  --              1           2
                                                     -------           ---------       --------   ---------
Short-term investments (1).....................          233                 546             --         779
Derivative assets: (2)
  Interest rate contracts......................            1                 255             87         343
  Foreign currency contracts...................           --                   9             --           9
  Credit contracts.............................           --                   3              1           4
                                                     -------           ---------       --------   ---------
    Total derivative assets....................            1                 267             88         356
Net embedded derivatives within asset host
 contracts (3).................................           --                  --          3,009       3,009
Separate account assets (4)....................           96              56,724             --      56,820
                                                     -------           ---------       --------   ---------
     Total assets..............................      $   956           $  66,982       $  3,485   $  71,423
                                                     =======           =========       ========   =========
LIABILITIES:
Derivative liabilities: (2)
  Interest rate contracts......................      $    --           $      13       $     --   $      13
  Foreign currency contracts...................           --                   3             --           3
  Credit contracts.............................           --                   5             --           5
                                                     -------           ---------       --------   ---------
    Total derivative liabilities...............           --                  21             --          21
Net embedded derivatives within liability host
 contracts (3).................................           --                  --          1,605       1,605
                                                     -------           ---------       --------   ---------
     Total liabilities.........................      $    --           $      21       $  1,605   $   1,626
                                                     =======           =========       ========   =========

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                                   DECEMBER 31, 2010
                                                              -----------------------------------------------------------
                                                               FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                              -------------------------------------------------
                                                               QUOTED PRICES IN
                                                              ACTIVE MARKETS FOR SIGNIFICANT OTHER SIGNIFICANT    TOTAL
                                                               IDENTICAL ASSETS     OBSERVABLE     UNOBSERVABLE ESTIMATED
                                                               AND LIABILITIES        INPUTS          INPUTS      FAIR
                                                                  (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                              ------------------ ----------------- ------------ ---------
                                                                                     (IN MILLIONS)
ASSETS:
Fixed maturity securities:
  U.S. corporate securities..................................       $  --            $   3,210       $    162   $   3,372
  Foreign corporate securities...............................          --                1,399             91       1,490
  U.S. Treasury and agency securities........................         495                  648             --       1,143
  RMBS.......................................................          --                  969             41       1,010
  State and political subdivision securities.................          --                  630             --         630
  CMBS.......................................................          --                  506              7         513
  ABS........................................................          --                  328             55         383
  Foreign government securities..............................          --                  131              4         135
                                                                    -----            ---------       --------   ---------
    Total fixed maturity securities..........................         495                7,821            360       8,676
                                                                    -----            ---------       --------   ---------
Equity securities:
  Common stock...............................................           2                   --             --           2
  Non-redeemable preferred stock.............................          --                   --              1           1
                                                                    -----            ---------       --------   ---------
    Total equity securities..................................           2                   --              1           3
                                                                    -----            ---------       --------   ---------
Short-term investments (1)...................................          20                   82              6         108
Derivative assets: (2)
Interest rate contracts......................................           2                   61             --          63
Foreign currency contracts...................................          --                    2             --           2
Credit contracts.............................................          --                    2              1           3
                                                                    -----            ---------       --------   ---------
  Total derivative assets....................................           2                   65              1          68
Net embedded derivatives within asset host contracts (3).....          --                   --            930         930
Separate account assets (4)..................................          --               42,435             --      42,435
                                                                    -----            ---------       --------   ---------
  Total assets...............................................       $ 519            $  50,403       $  1,298   $  52,220
                                                                    =====            =========       ========   =========
LIABILITIES:
Derivative liabilities: (2)
Interest rate contracts......................................       $   3            $      25       $     48   $      76
Foreign currency contracts...................................          --                    6             --           6
Credit contracts.............................................          --                    2             --           2
                                                                    -----            ---------       --------   ---------
  Total derivative liabilities...............................           3                   33             48          84
Net embedded derivatives within liability host contracts (3).          --                   --            179         179
                                                                    -----            ---------       --------   ---------
  Total liabilities..........................................       $   3            $      33       $    227   $     263
                                                                    =====            =========       ========   =========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs
   (Level 3) tables which follow.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs and other liabilities in the consolidated balance sheets.

(4)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  See Note 2 for discussion of certain prior year amounts which have been reclassified to conform with the 2011 presentation.

  The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

 Fixed Maturity Securities, Equity Securities and Short-term Investments

  When available, the estimated fair value of the Company's fixed maturity securities, equity securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

  The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

  When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

 Embedded Derivatives Within Asset and Liability Host Contracts

  Embedded derivatives principally include certain direct and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

  The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Separate Account Assets

  Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, short-term investments and cash and cash equivalents. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

  A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

  The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

  While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

 Fixed Maturity Securities, Equity Securities and Short-term Investments

  These securities are comprised of U.S. Treasury securities, exchange traded common stock, and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

 Derivative Assets and Derivative Liabilities

  These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

 Separate Account Assets

  These assets are comprised of securities that are similar in nature to the fixed maturity securities and short-term investments referred to above. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


LEVEL 2 MEASUREMENTS:

 Fixed Maturity Securities and Short-term Investments

  This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

    U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

    Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

    U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

    Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

 Derivative Assets and Derivative Liabilities

  This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

 Interest rate contracts.

  Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London InterBank Offer Rate ("LIBOR") basis curves.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

 Foreign currency contracts.

  Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

 Credit contracts.

  Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

 Separate Account Assets

  These assets are comprised of investments that are similar in nature to the fixed maturity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

LEVEL 3 MEASUREMENTS:

  In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

 Fixed Maturity Securities, Equity Securities and Short-term Investments

  This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

    U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

    Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

    Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

    Non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

 Derivative Assets and Derivative Liabilities

  These derivatives are principally valued using an income approach. Valuations of non-option based derivatives utilize present value techniques, whereas valuations of option based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

 Interest rate contracts.

  Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

 Credit contracts.

  Non-option-based -- Significant unobservable inputs may include credit spreads and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

 Direct Guaranteed Minimum Benefits

  These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Reinsurance Ceded on Certain Guaranteed Minimum Benefits

  These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Embedded Derivatives Within Funds Withheld Related to Certain Ceded Reinsurance

  These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

TRANSFERS BETWEEN LEVELS 1 AND 2:

  During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

  Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

  Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

  During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $3 million were comprised of certain foreign corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $39 million were comprised of certain U.S. corporate securities and RMBS.

  Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $112 million were principally comprised of certain U.S. corporate securities and ABS. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $31 million were comprised of certain foreign and U.S. corporate securities.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                       ----------------------------------------------------------------------
                                                                             FIXED MATURITY SECURITIES:
                                                       ----------------------------------------------------------------------
                                                                                       STATE AND
                                                          U.S.     FOREIGN             POLITICAL                     FOREIGN
                                                       CORPORATE  CORPORATE           SUBDIVISION                   GOVERNMENT
                                                       SECURITIES SECURITIES   RMBS   SECURITIES    CMBS     ABS    SECURITIES
                                                       ---------- ---------- -------  ----------- -------  -------  ----------
                                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...................................  $    162   $     91  $    41    $    --   $     7  $    55    $    4
Total realized/unrealized gains (losses) included in:
  Earnings: (1), (2)
   Net investment income..............................        --         --       --         --        --       --        --
   Net investment gains (losses)......................        --         --       --         --         1       --        --
   Net derivative gains (losses)......................        --         --       --         --        --       --        --
  Other comprehensive income (loss)...................        11         (3)      --         --        --        1        --
Purchases (3).........................................        34         70       10         --         7       49        --
Sales (3).............................................        (7)       (15)      (8)        --        (3)      (9)       (2)
Issuances (3).........................................        --         --       --         --        --       --        --
Settlements (3).......................................        --         --       --         --        --       --        --
Transfers into Level 3 (4)............................        --          3       --         --        --       --        --
Transfers out of Level 3 (4)..........................       (59)        (2)     (10)        --        --      (41)       --
                                                        --------   --------  -------    -------   -------  -------    ------
Balance, December 31,.................................  $    141   $    144  $    33    $    --   $    12  $    55    $    2
                                                        ========   ========  =======    =======   =======  =======    ======
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at December 31,
 2011 included in earnings:
   Net investment income..............................  $     --   $     --  $    --    $    --   $    --  $    --    $   --
   Net investment gains (losses)......................  $     --   $     --  $    --    $    --   $    --  $    --    $   --
   Net derivative gains (losses)......................  $     --   $     --  $    --    $    --   $    --  $    --    $   --

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                      FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                   -----------------------------------------------------------------------------
                                                   EQUITY SECURITIES:                  NET DERIVATIVES: (5)
                                                   ------------------             ------------------------------
                                                          NON-
                                                       REDEEMABLE                 INTEREST    FOREIGN                  NET
                                                       PREFERRED      SHORT-TERM    RATE     CURRENCY   CREDIT      EMBEDDED
                                                         STOCK        INVESTMENTS CONTRACTS  CONTRACTS CONTRACTS DERIVATIVES (6)
                                                   ------------------ ----------- ---------  --------- --------- ---------------
                                                                                   (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...............................     $       1       $       6  $     (48) $      -- $       1   $      751
Total realized/unrealized gains (losses) included
 in:
 Earnings: (1), (2)
   Net investment income..........................            --              --         --         --        --           --
   Net investment gains (losses)..................            (1)             --         --         --        --           --
   Net derivative gains (losses)..................            --              --          9         --        --          510
 Other comprehensive income (loss)................             1              --        135         --        --           --
Purchases (3).....................................            --              --         --         --        --           --
Sales (3).........................................            --              (6)        --         --        --           --
Issuances (3).....................................            --              --         --         --        --           --
Settlements (3)...................................            --              --         (9)        --        --          143
Transfers into Level 3 (4)........................            --              --         --         --        --           --
Transfers out of Level 3 (4)......................            --              --         --         --        --           --
                                                       ---------       ---------  ---------  --------- ---------   ----------
Balance, December 31,.............................     $       1       $      --  $      87  $      -- $       1   $    1,404
                                                       =========       =========  =========  ========= =========   ==========
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at
 December 31, 2011 included in earnings:
   Net investment income..........................     $      --       $      --  $      --  $      -- $      --   $       --
   Net investment gains (losses)..................     $      (1)      $      --  $      --  $      -- $      --   $       --
   Net derivative gains (losses)..................     $      --       $      --  $      --  $      -- $      --   $      520

                                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                       ---------------------------------------------------------------------
                                                                            FIXED MATURITY SECURITIES:
                                                       ---------------------------------------------------------------------
                                                                                         STATE AND
                                                          U.S.       FOREIGN             POLITICAL                   FOREIGN
                                                       CORPORATE    CORPORATE           SUBDIVISION                 GOVERNMENT
                                                       SECURITIES   SECURITIES   RMBS   SECURITIES   CMBS     ABS   SECURITIES
                                                       ----------   ---------- -------  ----------- ------- ------- ----------
                                                                                   (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,...................................  $    139     $    70   $    30    $     1   $     1 $    38  $    --
Total realized/unrealized gains (losses) included in:
  Earnings: (1), (2)
   Net investment income..............................        --          --        --         --        --      --       --
   Net investment gains (losses)......................        --           1        --         --        --      --       --
   Net derivative gains (losses)......................        --          --        --         --        --      --       --
  Other comprehensive income (loss)...................         4           7         7         --         1       4       --
Purchases, sales, issuances and settlements (3).......        --          38       (11)        --         5      13        4
Transfers into Level 3 (4)............................        24          --        15         --        --      --       --
Transfers out of Level 3 (4)..........................        (5)        (25)       --         (1)       --      --       --
                                                        --------     -------   -------    -------   ------- -------  -------
Balance, December 31,.................................  $    162     $    91   $    41    $    --   $     7 $    55  $     4
                                                        ========     =======   =======    =======   ======= =======  =======
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at December 31,
 2010 included in earnings:
   Net investment income..............................  $     --     $    --   $     1    $    --   $    -- $    --  $    --
   Net investment gains (losses)......................  $     --     $    --   $    --    $    --   $    -- $    --  $    --
   Net derivative gains (losses)......................  $     --     $    --   $    --    $    --   $    -- $    --  $    --

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                     FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                   ----------------------------------------------------------------------------
                                                   EQUITY SECURITIES:                 NET DERIVATIVES: (5)
                                                   ------------------             ----------------------------
                                                          NON-
                                                       REDEEMABLE                 INTEREST   FOREIGN                  NET
                                                       PREFERRED      SHORT-TERM    RATE    CURRENCY   CREDIT      EMBEDDED
                                                         STOCK        INVESTMENTS CONTRACTS CONTRACTS CONTRACTS DERIVATIVES (6)
                                                   ------------------ ----------- --------- --------- --------- ---------------
                                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,...............................      $     1         $    --    $    --   $    --  $      3     $    536
Total realized/unrealized gains (losses) included
 in:
 Earnings: (1), (2)
   Net investment income..........................           --              --         --        --        --           --
   Net investment gains (losses)..................           --              --         --        --        --           --
   Net derivative gains (losses)..................           --              --         --        --        (1)         112
 Other comprehensive income (loss)................           --              --        (48)       --        --           --
Purchases, sales, issuances and settlements (3)...           --               6         --        --        (1)         103
Transfers into Level 3 (4)........................           --              --         --        --        --           --
Transfers out of Level 3 (4)......................           --              --         --        --        --           --
                                                        -------         -------    -------   -------  --------     --------
Balance, December 31,.............................      $     1         $     6    $   (48)  $    --  $      1     $    751
                                                        =======         =======    =======   =======  ========     ========
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at
 December 31, 2010 included in earnings:
   Net investment income..........................      $    --         $    --    $    --   $    --  $     --     $     --
   Net investment gains (losses)..................      $    --         $    --    $    --   $    --  $     --     $     --
   Net derivative gains (losses)..................      $    --         $    --    $    --   $    --  $     (1)    $    120

                                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                       ------------------------------------------------------------------------
                                                                              FIXED MATURITY SECURITIES:
                                                       ------------------------------------------------------------------------
                                                                                       STATE AND
                                                          U.S.     FOREIGN             POLITICAL                      FOREIGN
                                                       CORPORATE  CORPORATE           SUBDIVISION                    GOVERNMENT
                                                       SECURITIES SECURITIES   RMBS   SECURITIES    CMBS      ABS    SECURITIES
                                                       ---------- ---------- -------- ----------- -------  --------  ----------
                                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,...................................  $     65   $     48  $     24   $    --   $    --  $     27   $    --
Total realized/unrealized gains (losses) included in:
  Earnings: (1), (2)
   Net investment income..............................        --         --        --        --        --        --        --
   Net investment gains (losses)......................       (17)        (1)       --        --        (1)       --        --
   Net derivative gains (losses)......................        --         --        --        --        --        --        --
  Other comprehensive income (loss)...................        18         11         1        --         1        14        --
Purchases, sales, issuances and settlements (3).......        10         12         5         1        --        (4)       --
Transfers into and/or out of Level 3 (4)..............        63         --        --        --         1         1        --
                                                        --------   --------  --------   -------   =======  --------   -------
Balance, December 31,.................................  $    139   $     70  $     30   $     1   $     1  $     38   $    --
                                                        ========   ========  ========   =======   =======  ========   =======
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at December 31,
 2009 included in earnings:
   Net investment income..............................  $     --   $     --  $     --   $    --   $    --        --        --
   Net investment gains (losses)......................  $    (17)  $     (1) $     --   $    --   $    (1)       --        --
   Net derivative gains (losses)......................  $     --   $     --  $     --   $    --   $    --        --        --

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                         FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                         -------------------------------------------------------------------
                                                           EQUITY SECURITIES:
                                                         --------------------
                                                                 NON-
                                                              REDEEMABLE                                              NET
                                                              PREFERRED           SHORT-TERM        NET            EMBEDDED
                                                                STOCK             INVESTMENTS  DERIVATIVES (5)   DERIVATIVES (6)
                                                         --------------------    ------------ ---------------- -----------------
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,.....................................       $     7             $    --        $    --          $     963
Total realized/unrealized gains (losses) included in:
  Earnings: (1), (2)
   Net investment income................................            --                  --             --                 --
   Net investment gains (losses)........................            (2)                 --             --                 --
   Net derivative gains (losses)........................            --                  --              1               (516)
  Other comprehensive income (loss).....................             3                  --             --                 --
Purchases, sales, issuances and settlements (3).........            (7)                 --              2                 89
Transfers into and/or out of Level 3 (4)................            --                  --             --                 --
                                                               -------             -------        -------          ---------
Balance, December 31,...................................       $     1             $    --        $     3          $     536
                                                               =======             =======        =======          =========
Changes in unrealized gains (losses) relating to assets
 and liabilities still held at December 31, 2009
 included in earnings:
   Net investment income................................       $    --             $    --        $    --          $      --
   Net investment gains (losses)........................       $    --             $    --        $    --          $      --
   Net derivative gains (losses)........................       $    --             $    --        $     1          $    (510)

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 NON-RECURRING FAIR VALUE MEASUREMENTS

  Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                           YEARS ENDED DECEMBER 31,
                   -------------------------------------------------------------------------------------------------------
                                  2011                               2010                               2009
                   ---------------------------------- ---------------------------------  ---------------------------------
                    CARRYING    ESTIMATED     NET      CARRYING    ESTIMATED     NET      CARRYING    ESTIMATED     NET
                      VALUE       FAIR     INVESTMENT    VALUE       FAIR     INVESTMENT    VALUE       FAIR     INVESTMENT
                    PRIOR TO   VALUE AFTER   GAINS     PRIOR TO   VALUE AFTER   GAINS     PRIOR TO   VALUE AFTER   GAINS
                   MEASUREMENT MEASUREMENT  (LOSSES)  MEASUREMENT MEASUREMENT  (LOSSES)  MEASUREMENT MEASUREMENT  (LOSSES)
                   ----------- ----------- ---------- ----------- ----------- ---------- ----------- ----------- ----------
                                                                (IN MILLIONS)
Other limited
  partnership
  interests (1)...    $ --        $ --        $ --        $ 4         $ 3        $ (1)      $ 21         $ 4       $ (17)
Real estate joint
  ventures (2)....    $ --        $ --        $ --        $ 3         $ 1        $ (2)      $  7         $ 5       $  (2)

--------

(1)Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in international leveraged buyout funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were $4 million at December 31, 2010.

(2)Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were less than $1 million at December 31, 2010.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 FAIR VALUE OF FINANCIAL INSTRUMENTS

  Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                          DECEMBER 31,
                                                     ------------------------------------------------------
                                                                2011                        2010
                                                     --------------------------- --------------------------
                                                                       ESTIMATED                   ESTIMATED
                                                     NOTIONAL CARRYING   FAIR    NOTIONAL CARRYING   FAIR
                                                      AMOUNT   VALUE     VALUE    AMOUNT   VALUE     VALUE
                                                     -------- -------- --------- -------- -------- ---------
                                                                          (IN MILLIONS)
ASSETS:
Mortgage loans, net.................................          $ 1,508   $ 1,617           $ 1,175   $ 1,249
Policy loans........................................          $   102   $   104           $    64   $    64
Real estate joint ventures (1)......................          $     7   $     8           $     6   $     5
Other limited partnership interests (1).............          $     9   $    11           $     8   $     7
Short-term investments (2)..........................          $    --   $    --           $     5   $     5
Other invested assets (1)...........................          $   125   $   139           $    --   $    --
Cash and cash equivalents...........................          $   108   $   108           $   240   $   240
Accrued investment income...........................          $   120   $   120           $   105   $   105
Premiums, reinsurance and other receivables (1).....          $ 5,379   $ 6,167           $ 5,526   $ 5,943
LIABILITIES:
PABs (1)............................................          $ 6,316   $ 6,954           $ 6,462   $ 7,001
Payables for collateral under securities loaned and
  other transactions................................          $ 1,672   $ 1,672           $ 1,246   $ 1,246
Long-term debt......................................          $    42   $    50           $    45   $    45
Other liabilities (1)...............................          $   147   $   147           $   137   $   137
Separate account liabilities (1)....................          $   985   $   985           $ 1,125   $ 1,125
COMMITMENTS: (3)
Mortgage loan commitments...........................   $ 3    $    --   $    --    $ 80   $    --   $    (1)
Commitments to fund private corporate bond
  investments.......................................   $64    $    --   $     9    $ 66   $    --   $     3

--------

(1)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(2)Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(3)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, short-term investments, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts and separate account assets. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

 Mortgage Loans

  The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

 Policy Loans

  For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

  Real estate joint ventures and other limited partnership interests included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

  The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Short-term Investments

  Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Other Invested Assets

  Other invested assets within the preceding table are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Cash and Cash Equivalents

  Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

 Accrued Investment Income

  Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements and amounts receivable for securities sold but not yet settled.

  Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

 PABs

  PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

  The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Payables for Collateral Under Securities Loaned and Other Transactions

  The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

 Long-term Debt

  The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements.

 Other Liabilities

  Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of funds withheld amounts payable which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

  Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

 Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5. DEFERRED POLICY ACQUISITION COSTS

  Information regarding DAC was as follows:

                                                                       DAC
                                                                  -------------
                                                                  (IN MILLIONS)
Balance at January 1, 2009.......................................    $ 2,082
Capitalizations..................................................        727
                                                                     -------
  Subtotal.......................................................      2,809
                                                                     -------
Amortization related to:
  Net investment gains (losses)..................................        136
  Other expenses.................................................       (332)
                                                                     -------
   Total amortization............................................       (196)
                                                                     -------
Unrealized investment gains (losses).............................        (59)
                                                                     -------
Balance at December 31, 2009.....................................      2,554
Capitalizations..................................................        880
                                                                     -------
  Subtotal.......................................................      3,434
                                                                     -------
Amortization related to:
  Net investment gains (losses)..................................        (59)
  Other expenses.................................................       (364)
                                                                     -------
   Total amortization............................................       (423)
                                                                     -------
Unrealized investment gains (losses).............................        (46)
                                                                     -------
Balance at December 31, 2010.....................................      2,965
Capitalizations..................................................      1,367
                                                                     -------
  Subtotal.......................................................      4,332
                                                                     -------
Amortization related to:
  Net investment gains (losses)..................................       (313)
  Other expenses.................................................       (475)
                                                                     -------
   Total amortization............................................       (788)
                                                                     -------
Unrealized investment gains (losses).............................         (2)
                                                                     -------
Balance at December 31, 2011.....................................    $ 3,542
                                                                     =======

  Amortization of DAC is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


6. INSURANCE

 VALUE OF DISTRIBUTION AGREEMENTS

  Information regarding VODA, which was reported in other assets, was as follows:

                                                                     AMOUNT
                                                                  -------------
                                                                  (IN MILLIONS)
Balance at January 1, 2009.......................................    $  160
Amortization.....................................................        (5)
                                                                     ------
Balance at December 31, 2009.....................................       155
Amortization.....................................................        (7)
                                                                     ------
Balance at December 31, 2010.....................................       148
Amortization.....................................................        (8)
                                                                     ------
Balance at December 31, 2011.....................................    $  140
                                                                     ======

  The estimated future amortization expense allocated to other expenses for the next five years for VODA is $10 million in 2012, $11 million in 2013, $12 million in 2014, $12 million in 2015 and $12 million in 2016.

 SALES INDUCEMENTS

  Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                                     AMOUNT
                                                                  -------------
                                                                  (IN MILLIONS)
Balance at January 1, 2009.......................................    $  378
Capitalization...................................................       122
Amortization.....................................................       (50)
                                                                     ------
Balance at December 31, 2009.....................................       450
Capitalization...................................................        98
Amortization.....................................................       (51)
                                                                     ------
Balance at December 31, 2010.....................................       497
Capitalization...................................................        79
Amortization.....................................................       (73)
                                                                     ------
Balance at December 31, 2011.....................................    $  503
                                                                     ======

 SEPARATE ACCOUNTS

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $56.6 billion and $42.4 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 GUARANTEES

  The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and
(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

  The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                                  DECEMBER 31,
                                         -----------------------------------------------------------
                                                      2011                            2010
                                         ----------------------------    ---------------------------
                                             IN THE            AT            IN THE           AT
                                         EVENT OF DEATH   ANNUITIZATION  EVENT OF DEATH  ANNUITIZATION
                                         --------------   -------------  -------------- -------------
                                                                 (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................  $     27,161            N/A      $  21,840             N/A
Net amount at risk (2)..................  $       795 (3)         N/A      $    415 (3)          N/A
Average attained age of contractholders.      63 years            N/A       62 years             N/A

ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................  $     33,558      $  41,713      $  23,624    $     30,613
Net amount at risk (2)..................  $     2,988 (3)   $  6,595 (4)   $  1,378 (3) $     3,523 (4)
Average attained age of contractholders.      64 years       62 years       64 years        62 years

                                                         DECEMBER 31,
                                                 -------------------------
                                                      2011           2010
                                                 ------------    ---------
                                                     SECONDARY GUARANTEES
                                                 -------------------------
                                                        (IN MILLIONS)
   UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
   Account value (general and separate account). $      3,019    $   1,578
   Net amount at risk (2)....................... $    58,776 (3) $ 29,454 (3)
   Average attained age of policyholders........     55 years     56 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:



                                   ANNUITY CONTRACTS
                                -----------------------
                                                         UNIVERSAL AND
                                                         VARIABLE LIFE
                                                           CONTRACTS
                                GUARANTEED  GUARANTEED   -------------
                                  DEATH    ANNUITIZATION   SECONDARY
                                 BENEFITS    BENEFITS     GUARANTEES    TOTAL
                                ---------- ------------- ------------- ------
                                                (IN MILLIONS)
  DIRECT
  Balance at January 1, 2009...  $    73      $   221       $    52    $  346
  Incurred guaranteed benefits.       27           (6)          172       193
  Paid guaranteed benefits.....      (45)          --            --       (45)
                                 -------      -------       -------    ------
  Balance at December 31, 2009.       55          215           224       494
  Incurred guaranteed benefits.       23           66           246       335
  Paid guaranteed benefits.....       (5)          --            --        (5)
                                 -------      -------       -------    ------
  Balance at December 31, 2010.       73          281           470       824
  Incurred guaranteed benefits.       77          128           139       344
  Paid guaranteed benefits.....      (18)          --            --       (18)
                                 -------      -------       -------    ------
  Balance at December 31, 2011.  $   132      $   409       $   609    $1,150
                                 =======      =======       =======    ======

  CEDED
  Balance at January 1, 2009...  $    73      $    72       $    --    $  145
  Incurred guaranteed benefits.       27            2           142       171
  Paid guaranteed benefits.....      (45)          --            --       (45)
                                 -------      -------       -------    ------
  Balance at December 31, 2009.       55           74           142       271
  Incurred guaranteed benefits.       23           23           192       238
  Paid guaranteed benefits.....       (5)          --            --        (5)
                                 -------      -------       -------    ------
  Balance at December 31, 2010.       73           97           334       504
  Incurred guaranteed benefits.       77           44           123       244
  Paid guaranteed benefits.....      (18)          --            --       (18)
                                 -------      -------       -------    ------
  Balance at December 31, 2011.  $   132      $   141       $   457    $  730
                                 =======      =======       =======    ======

  NET
  Balance at January 1, 2009...  $    --      $   149       $    52    $  201
  Incurred guaranteed benefits.       --           (8)           30        22
  Paid guaranteed benefits.....       --           --            --        --
                                 -------      -------       -------    ------
  Balance at December 31, 2009.       --          141            82       223
  Incurred guaranteed benefits.       --           43            54        97
  Paid guaranteed benefits.....       --           --            --        --
                                 -------      -------       -------    ------
  Balance at December 31, 2010.       --          184           136       320
  Incurred guaranteed benefits.       --           84            16       100
  Paid guaranteed benefits.....       --           --            --        --
                                 -------      -------       -------    ------
  Balance at December 31, 2011.  $    --      $   268       $   152    $  420
                                 =======      =======       =======    ======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                                               DECEMBER 31,
                                                             -----------------
                                                               2011     2010
                                                             -------- --------
                                                               (IN MILLIONS)
  Fund Groupings:
  Equity.................................................... $ 24,325 $ 21,558
  Balanced..................................................   26,785   16,456
  Bond......................................................    2,983    1,941
  Specialty.................................................      727      705
  Money Market..............................................      587      521
                                                             -------- --------
    Total................................................... $ 55,407 $ 41,181
                                                             ======== ========

7. REINSURANCE

  The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits for most new individual life insurance policies and for certain individual life insurance policies the Company reinsures up to 90% of the mortality risk. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

  The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

  The Company reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2001 to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $283 million and $262 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

  At December 31, 2011, the Company had $427 million of net unaffiliated ceded reinsurance recoverables. Of this total, $377 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $233 million of which were unsecured. At December 31, 2010, the Company had $397 million of net unaffiliated ceded reinsurance recoverables. Of this total, $337 million, or 85%, were with the Company's five largest unaffiliated ceded reinsurers, including $201 million of which were unsecured.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                                    YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                   2011       2010     2009
                                                                --------   --------  ------
                                                                       (IN MILLIONS)
PREMIUMS:
 Direct premiums............................................... $    961   $    562  $  564
 Reinsurance assumed...........................................        7         13      14
 Reinsurance ceded.............................................     (321)      (218)   (185)
                                                                --------   --------  ------
   Net premiums................................................ $    647   $    357  $  393
                                                                ========   ========  ======

UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
 Direct universal life and investment-type product policy fees. $  1,694   $  1,224  $  834
 Reinsurance assumed...........................................       90        120     115
 Reinsurance ceded.............................................     (496)      (353)   (204)
                                                                --------   --------  ------
   Net universal life and investment-type product policy fees.. $  1,288   $    991  $  745
                                                                ========   ========  ======

OTHER REVENUES:
 Direct other revenues......................................... $     99   $     63  $   39
 Reinsurance assumed...........................................       --         --      --
 Reinsurance ceded.............................................      215        239     198
                                                                --------   --------  ------
   Net other revenues.......................................... $    314   $    302  $  237
                                                                ========   ========  ======

POLICYHOLDER BENEFITS AND CLAIMS:
 Direct policyholder benefits and claims....................... $  1,363   $    944  $  807
 Reinsurance assumed...........................................       15         29       8
 Reinsurance ceded.............................................     (599)      (487)   (358)
                                                                --------   --------  ------
   Net policyholder benefits and claims........................ $    779   $    486  $  457
                                                                ========   ========  ======

INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
 Direct interest credited to policyholder account balances..... $    436   $    404  $  377
 Reinsurance assumed...........................................       68         64      64
 Reinsurance ceded.............................................      (80)       (55)    (32)
                                                                --------   --------  ------
   Net interest credited to policyholder account balances...... $    424   $    413  $  409
                                                                ========   ========  ======

OTHER EXPENSES:
 Direct other expenses......................................... $  1,389   $    842  $  465
 Reinsurance assumed...........................................       48         90     105
 Reinsurance ceded.............................................      145         92      43
                                                                --------   --------  ------
   Net other expenses.......................................... $  1,582   $  1,024  $  613
                                                                ========   ========  ======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                       DECEMBER 31, 2011
                                             -------------------------------------
                                                                           TOTAL
                                                                          BALANCE
                                               DIRECT   ASSUMED    CEDED    SHEET
                                             -------- --------- --------  --------
                                                         (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables. $    374 $     34  $ 12,271  $ 12,679
Deferred policy acquisition costs...........    3,986      140      (584)    3,542
                                             -------- --------  --------  --------
 Total assets............................... $  4,360 $    174  $ 11,687  $ 16,221
                                             ======== ========  ========  ========

LIABILITIES:
Future policy benefits...................... $  3,044 $     41  $     --  $  3,085
Other policy-related balances...............      181    1,510       758     2,449
Other liabilities...........................      211       10     4,093     4,314
                                             -------- --------  --------  --------
 Total liabilities.......................... $  3,436 $  1,561  $  4,851  $  9,848
                                             ======== ========  ========  ========

                                                       DECEMBER 31, 2010
                                             -------------------------------------
                                                                           TOTAL
                                                                          BALANCE
                                               DIRECT   ASSUMED    CEDED    SHEET
                                             -------- --------- --------  --------
                                                         (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables. $    211 $     40  $  9,527  $  9,778
Deferred policy acquisition costs...........    3,287      164      (486)    2,965
                                             -------- --------  --------  --------
 Total assets............................... $  3,498 $    204  $  9,041  $ 12,743
                                             ======== ========  ========  ========

LIABILITIES:
Future policy benefits...................... $  2,051 $     41  $     --  $  2,092
Other policy-related balances...............      177    1,435       508     2,120
Other liabilities...........................      246       12     3,343     3,601
                                             -------- --------  --------  --------
 Total liabilities.......................... $  2,474 $  1,488  $  3,851  $  7,813
                                             ======== ========  ========  ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.2 billion and $4.3 billion at December 31, 2011 and 2010, respectively. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

 RELATED PARTY REINSURANCE TRANSACTIONS

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, Exeter, General American Life Insurance Company, MICC and MetLife Reinsurance Company of Vermont, all of which are related parties.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                   YEARS ENDED DECEMBER 31,
                                                               ---------------------------
                                                                 2011      2010      2009
                                                               ------    ------    ------
                                                                    (IN MILLIONS)
PREMIUMS:
 Reinsurance assumed.......................................... $    7    $   13    $   14
 Reinsurance ceded............................................   (284)     (190)     (164)
                                                                ------    ------   ------
   Net premiums............................................... $ (277)   $ (177)   $ (150)
                                                                ======    ======   ======

UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
 Reinsurance assumed.......................................... $   90    $  120    $  115
 Reinsurance ceded............................................   (416)     (279)     (151)
                                                                ------    ------   ------
   Net universal life and investment-type product policy fees. $ (326)   $ (159)   $  (36)
                                                                ======    ======   ======

OTHER REVENUES:
 Reinsurance assumed.......................................... $   --    $   --    $   --
 Reinsurance ceded............................................    215       239       198
                                                                ------    ------   ------
   Net other revenues......................................... $  215    $  239    $  198
                                                                ======    ======   ======

POLICYHOLDER BENEFITS AND CLAIMS:
 Reinsurance assumed.......................................... $   15    $   29    $    8
 Reinsurance ceded............................................   (497)     (323)     (219)
                                                                ------    ------   ------
   Net policyholder benefits and claims....................... $ (482)   $ (294)   $ (211)
                                                                ======    ======   ======

INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
 Reinsurance assumed.......................................... $   68    $   64    $   64
 Reinsurance ceded............................................    (80)      (55)      (32)
                                                                ------    ------   ------
   Net interest credited to policyholder account balances..... $  (12)   $    9    $   32
                                                                ======    ======   ======

OTHER EXPENSES:
 Reinsurance assumed.......................................... $   48    $   90    $  105
 Reinsurance ceded............................................    144        92        42
                                                                ------    ------   ------
   Net other expenses......................................... $  192    $  182    $  147
                                                                ======    ======   ======

  Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                  DECEMBER 31,
                                                      ------------------------------------
                                                             2011               2010
                                                      -----------------  -----------------
                                                      ASSUMED    CEDED   ASSUMED    CEDED
                                                      -------- --------  -------- --------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.......... $     34 $ 11,810  $     40 $  9,117
Deferred policy acquisition costs....................      140     (583)      164     (484)
                                                      -------- --------  -------- --------
  Total assets....................................... $    174 $ 11,227  $    204 $  8,633
                                                      ======== ========  ======== ========

LIABILITIES:
Future policy benefits............................... $     41 $     --  $     41 $     --
Other policy-related balances........................    1,510      758     1,435      508
Other liabilities....................................       10    3,913        12    3,195
                                                      -------- --------  -------- --------
  Total liabilities.................................. $  1,561 $  4,671  $  1,488 $  3,703
                                                      ======== ========  ======== ========

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $3.0 billion and $930 million at December 31, 2011 and 2010, respectively. For the years ended December 31, 2011, 2010 and 2009, net derivative gains (losses) associated with the embedded derivatives included $1.7 billion, ($7) million, and ($1.5) billion, respectively.

  The Company cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $416 million and $5 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($411) million, ($17) million and ($16) million at December 31, 2011, 2010 and 2009, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to the Company from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by the Company from the affiliated reinsurer by $337 million and $304 million at December 31, 2011 and 2010, respectively, and is considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $91 million, $81 million and $36 million at December 31, 2011, 2010 and 2009, respectively, and is included in premiums and universal life and investment-type product policy fees in the consolidated statements of operations. At December 31, 2011 and 2010, unearned revenue related to the experience refund was $806 million and $560 million, respectively, and was included in other policy-related balances in the consolidated balance sheets.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.6 billion and $4.0 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.1 billion and $4.2 billion, at December 31, 2011 and 2010, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

8. LONG-TERM DEBT

  On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate, issued to a third party, long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments included in other invested assets. During the year ended December 31, 2011, Greater Sandhill repaid $3 million of the long term notes. The outstanding balance of the notes was $42 million and $45 million at December 31, 2011 and 2010, respectively.

  The aggregate maturities of long-term debt at December 31, 2011 are $1 million in each of the years 2012, 2013, 2014, 2015 and 2016 and $37 million thereafter.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Interest expense related to the Company's indebtedness included in other expenses was $3 million and less than $1 million for the years ended
December 31, 2011 and 2010, respectively. The Company had no interest expense related to indebtedness for the year ended December 31, 2009.

9. INCOME TAX

  The provision for income tax was as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------
                                                       2011      2010     2009
                                                     ------    ------   ------
                                                         (IN MILLIONS)
      Current:
       Federal...................................... $ (44)    $ (18)   $    8
      Deferred:
       Federal......................................   247       103      (193)
                                                     -----     -----     ------
         Provision for income tax expense (benefit). $ 203     $  85    $ (185)
                                                     =====     =====     ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------
                                                       2011      2010     2009
                                                     ------    ------   ------
                                                         (IN MILLIONS)
      Tax provision at U.S. statutory rate.......... $ 260     $ 132    $ (134)
      Tax effect of:
       Tax-exempt investment income.................   (45)      (43)      (33)
       Prior year tax...............................    (5)       --       (18)
       Tax credits..................................    (7)       (4)       --
                                                     -----     -----     ------
         Provision for income tax expense (benefit). $ 203     $  85    $ (185)
                                                     =====     =====     ======

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           DECEMBER 31,
                                                       --------------
                                                          2011     2010
                                                       -------   ------
                                                        (IN MILLIONS)
         Deferred income tax assets:
          Policyholder liabilities and receivables.... $    --   $ 243
          Investments, including derivatives..........     283      21
          Loss and credit carryforwards...............      96     106
          Other.......................................      --       1
                                                       -------   -----
                                                           379     371
                                                       -------   -----
         Deferred income tax liabilities:
          DAC.........................................   1,024     892
          Policyholder liabilities and receivables....     120      --
          Net unrealized investment gains.............     371      59
          Other.......................................       4      --
                                                       -------   -----
                                                         1,519     951
                                                       -------   -----
            Net deferred income tax asset (liability). $(1,140)  $(580)
                                                       =======   =====

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Domestic capital loss carryforwards of $6 million at December 31, 2011 will expire beginning in 2013. Tax credit carryforwards of $93 million at December 31, 2011 will expire beginning in 2016.

  The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from affiliates include $92 million for 2011.

  Prior to 2011, the Company participated in a tax sharing agreement with MICC. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from affiliates include $25 million for 2010 and the amounts due to affiliates include $14 million for 2009.

  Pursuant to Internal Revenue Service ("IRS") rules, MICC and its subsidiaries, including the Company, was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MICC. In 2011, MICC and its subsidiaries, including the Company, joined the consolidated return and became a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003. The IRS exam of the current audit cycle, years 2003 to 2006, began in April 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $46 million and $28 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $1 million related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $15 million related to a true-up of the 2009 tax return.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10. CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

 LITIGATION

  Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

 Unclaimed Property Inquiries

  More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multistate targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multistate market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property.

  Various litigation, claims and assessments against the Company, in addition to those discussed previously or those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 INSOLVENCY ASSESSMENTS

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                                   DECEMBER 31,
                                                                 -------------
                                                                   2011    2010
                                                                 ------  ------
                                                                 (IN MILLIONS)
  Other Assets:
   Premium tax offset for future undiscounted assessments.......  $  4    $ 2
   Premium tax offsets currently available for paid assessments.     1     --
                                                                  ----    ---
                                                                  $  5    $ 2
                                                                  ====    ===
  Other Liabilities:
   Insolvency assessments.......................................  $ 11    $ 3
                                                                  ====    ===

  On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $4 million, after tax, related to ELNY.

COMMITMENTS

 COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $489 million and $435 million at December 31, 2011 and 2010, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 MORTGAGE LOAN COMMITMENTS

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3 million and $80 million at December 31, 2011 and 2010, respectively.

 COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

  The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $64 million and $66 million at December 31, 2011 and 2010, respectively.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


GUARANTEES

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2011 and 2010.

11. EQUITY

 CAPITAL CONTRIBUTIONS

  The Company received no cash contributions from MICC during the years ended December 31, 2011 and 2010. During the year ended December 31, 2009, the Company received cash contributions of $575 million from MICC.

 STATUTORY EQUITY AND INCOME

  MLI-USA's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MLI-USA exceeded the minimum RBC requirements for all periods presented herein.

  The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MLI-USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) (unaudited) of MLI-USA, a Delaware domiciled insurer, was $178 million, $2 million and ($24) million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Delaware Department of Insurance, was $1.7 billion and $1.5 billion at December 31, 2011 and 2010, respectively.

 DIVIDEND RESTRICTIONS

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011, 2010 and 2009, MLI-USA did not pay dividends to MICC. Because MLI-USA's statutory unassigned funds was negative at December 31, 2011, MLI-USA cannot pay any dividends in 2012 without prior regulatory approval.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 OTHER COMPREHENSIVE INCOME (LOSS)

  The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                 ---------------------------
                                                                                   2011      2010      2009
                                                                                 ------    ------    ------
                                                                                    (IN MILLIONS)
Holding gains (losses) on investments arising during the year................... $ 933     $ 346     $ 433
Income tax effect of holding gains (losses).....................................  (326)     (122)     (153)
Reclassification adjustments for recognized holding (gains) losses included in
  current year income...........................................................    (9)      (47)       (5)
Income tax effect of reclassification adjustments...............................     4        17         2
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts..........................................................   (29)      (80)      (59)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts.......................................................................    10        28        21
                                                                                 -----     -----     -----
Net unrealized investment gains (losses), net of income tax.....................   583       142       239
Foreign currency translation adjustments, net of income tax.....................    (1)       --        --
                                                                                 -----     -----     -----
 Other comprehensive income (loss).............................................. $ 582     $ 142     $ 239
                                                                                 =====     =====     =====

12. OTHER EXPENSES

  Information on other expenses was as follows:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                ---------------------------
                                                                                   2011       2010     2009
                                                                                 -------   -------   ------
                                                                                     (IN MILLIONS)
Compensation................................................................... $   234    $   221   $  86
Commissions....................................................................   1,253        774     626
Volume-related costs...........................................................     121         92     270
Affiliated interest costs on ceded reinsurance.................................     211        102      47
Capitalization of DAC..........................................................  (1,367)      (880)   (727)
Amortization of DAC............................................................     788        423     196
Interest expense on debt and debt issuance costs...............................       3         --      --
Premium taxes, licenses & fees.................................................      56         34      29
Professional services..........................................................      16         13      --
Rent...........................................................................      25         25      --
Other..........................................................................     242        220      86
                                                                                 -------   -------   -----
  Total other expenses......................................................... $ 1,582    $ 1,024   $ 613
                                                                                 =======   =======   =====

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 CAPITALIZATION AND AMORTIZATION OF DAC

  See Note 5 for a rollforward of DAC including impacts of capitalization and amortization.

 INTEREST EXPENSE ON DEBT AND DEBT ISSUANCE COSTS

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 8).

 AFFILIATED EXPENSES

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 7 and 13 for discussion of affiliated expenses included in the table above.

13. RELATED PARTY TRANSACTIONS

 SERVICE AGREEMENTS

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------
                                                            2011      2010      2009
                                                           -------   -------  ------
                                                              (IN MILLIONS)
Compensation............................................. $   233   $   220   $  86
Commissions..............................................     951       507     400
Volume-related costs.....................................     177       134     249
Professional services....................................      16        13      --
Rent.....................................................      24        25      --
Other....................................................     245       224      80
                                                           -------   -------  -----
  Total other expenses................................... $ 1,646   $ 1,123   $ 815
                                                           =======   =======  =====

  Revenues received from affiliates related to these agreements were recorded as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------
                                                            2011      2010      2009
                                                          ------    ------    ------
                                                             (IN MILLIONS)
  Universal life and investment-type product policy fees. $ 115      $ 83      $ 59
  Other revenues......................................... $  97      $ 63      $ 39

  The Company had net receivables from affiliates of $149 million and $104 million at December 31, 2011 and 2010, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7. See Notes 2 and 7 for additional related party transactions.

14. SUBSEQUENT EVENT

  The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2011 consolidated financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2011.

3.   Statements of Operations for the year ended December 31, 2011.

4.   Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010.

5.   Notes to the Financial Statements.

The following consolidated financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2011 and 2010.

3.   Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and
     2009.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.

6.   Notes to the Consolidated Financial Statements.




b.            Exhibits
              --------

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(5)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001) (5)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (5)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (10)

     (iv)     Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (14)

     (v)      Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement)(28)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)

     (ii)     Death Benefit Rider - Principal Protection (1)

     (iii)    Death Benefit Rider - Compounded-Plus (1)

     (iv)     Death Benefit Rider - (Annual Step-Up) (1)

     (v)      Additional Death Benefit Rider - (Earnings Preservation Benefit) (1)

     (vi)     Unisex Annuity Rates Rider (1)

     (vii)    Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
              formerly Security First Life Insurance Company) (2)

     (viii)   Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-1 (03/03)( 4)

     (ix)     Individual Retirement Annuity Endorsement 8023.1 (9/02) (5)

     (x)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (5)

     (xi)     401(a)/403(a) Plan Endorsement 8025.1 (9/02) (5)

     (xii)    Tax Sheltered Annuity Endorsement 8026.1 (9/02) (5)

     (xiii)   Simple Individual Retirement Annuity Endorsement 8276 (9/02) (5)

     (xiv)    Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (6)


     (xv)       Guaranteed Minimum Accumulation Benefit Rider - Living Benefit (GMAB) MLIU-670-1 (11/05) (6)

     (xvi)      Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB]
                8028-4 11/05 (7)

     (xvii)     Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (7)

     (xviii)    Form of Contract Schedule [Qualified, IRA, Non-Qualified, SIMPLE IRA, SEP, ROTH IRA] 8028-5
                (6/06) (12)

     (xix)      Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08) (17)

     (xx)       Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08) (17)

     (xxi)      Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08) (GMIB Plus II) (17)

     (xxii)     Form of Contract Schedule Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB (4/08)
                (GMIB Plus II) (27)

     (xxiii)    Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG I) (10)

     (xxiv)     Form of Contract Schedule 8028-5 (6/06) (LWG I) (10)

     (xxv)      Lifetime Guaranteed Withdrawal Benefit (LWG) Rider MLIU-690-4 (4/08) (LWG II) (17)

     (xxvi)     Form of Contract Schedule Lifetime Guarantee Withdrawal Benefit Rider MLIU-ELGWB (4/08) (LWG II) (23)

     (xxvii)    Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E (28)

     (xxviii)   Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Plus III/EDB II)(29)

     (xxix)     Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (30)

     (xxx)      Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (33)

5.   (i)        Form of Variable Annuity Application 8402 (4/05) APPVAUSAMPVA 506 (11)

     (ii)       Form of Variable Annuity Application 8402 (10/07) APPMP April 2008 (22)

     (iii)      Form of Variable Annuity Application 8402 (10/07) APPMP May 2011 (32)

     (iv)       Form of Variable Annuity Application 8402 (6/11) APPMP Sep 2011 (filed herewith)

6.   (i)        Copy of Restated Articles of Incorporation of the Company (5)

     (ii)       Copy of the Bylaws of the Company( 5)

     (iii)      Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (5)

     (iv)       Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (5)

     (v)        Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (5)

     (vi)       Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (6)

     (vii)      Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (5)

     (viii)     Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (5)

7.   (i)(a)     Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                Insurance Company (effective April 1, 2001)(3)

     (i)(b)     Modified Coinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan
                Life Insurance Company, effective as of April 1, 2001 (Recapture of Reinsurance) (dated October 27,
                2004 and effective November 3, 2004) (34)

     (ii)(a)    Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                Reassurance Company, Ltd. (effective April 1, 2001) (made as of June 26, 2001) (3)

     (ii)(b)    Amendment No. 1 through Amendment No. 3 to Automatic Reinsurance Agreement Effective as of April
                1, 2001 between MetLife Investors USA Insurance Company (Cedent) and Exeter Reassurance
                Company, Ltd. (Reinsurer) (34)


     (ii)(c)    Amended and Restated Automatic Reinsurance Agreement between MetLife Investors USA Insurance
                Company and Exeter Reassurance Company, Ltd. (effective April 1, 2001 and amended and restated as of July 1, 2004) (34)

     (ii)(d)    Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement Effective as of
                April 1, 2001 Amended and Restated as of July 1, 2004 (Agreement) between MetLife Investors USA
                Insurance Company (Cedent) and Exeter Reassurance Company, Ltd. (Reinsurer) (34)

     (iii)(a)   Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife
                Insurance Company of Connecticut (effective as of January 1, 2011) (35)

     (iii)(b)   Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
                between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
                Connecticut (Reinsurer) amended as of April 29, 2011 (35)

     (iii)(c)   Amendment No. 2 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
                between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
                Connecticut (Reinsurer) amended as of December 1, 2011 (33)

     (iv)       Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                Reassurance Company, Ltd. (effective January 1, 2012) (33)

8.   (i)        Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                Company and Security First Life Insurance Company (2)

     (ii)(a)    Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and MetLife Investors USA Insurance Company (effective 02-12-01) (5)

     (ii)(b)    First Amendment to Participation Agreement (effective 02-12-01) Among Met Investors Series Trust,
                Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA
                Insurance Company (effective 02-01-08); and Second Amendment to the Participation Agreement
                (effective 02-12-01) Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
                Distribution Company, and MetLife Investors USA Insurance Company (effective 05-01-09)(24)

     (ii)(c)    Amendment to Participation Agreement in effect Among Met Investors Series Trust, Met Investors
                Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance
                Company et al. (effective 04-30-10) (36)





(iii)    (a)      Fund Participation Agreement Among MetLife Investors USA Insurance Company, American Funds
                  Insurance Series and Capital Research and Management Company (effective 04-29-03) and First
                  Amendment to Fund Participation Agreement dated 04-29-03 (effective 11-01-05) (9)

(iii)    (b)      Second Amendment to the Fund Participation Agreement Among MetLife Investors USA Insurance
                  Company, American Funds Insurance Series and Capital Research and Management Company dated
                  November 1, 2005 (effective 01-01-2007) (13)

(iii)    (c)      Amendment to Participation Agreement (04-29-03) Among American Funds Insurance Series, Capital
                  Research and Management Company and MetLife Investors USA Insurance Company et al. (effective
                  04-30-10) (31)





   (iv)    (a)   Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/
                 Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife Investors
                 Distribution Company (effective 11-01-05) (9)

   (iv)    (b)   Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products
                 Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife
                 Investors Distribution Company (effective 04-30-07) (20)

   (iv)    (c)   Amendment to Participation Agreement (11-01-05) Among Franklin Templeton Variable Insurance
                 Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and
                 MetLife Investors Distribution Company (effective 08-16-10) (31)

   (iv)    (d)   Participation Agreement (11-01-05) Addendum Effective as of May 1, 2011 Among Franklin Templeton
                 Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA
                 Insurance Company and MetLife Investors Distribution Company (36)

      (v)        Fund Participation Agreement Among MetLife Investors USA Insurance Company, MetLife Investors
                 Distribution Company, Lazard Asset Management Securities LLC and Lazard Retirement Series,
                 Inc.(effective 11-01-05) (11)

   (vi)          Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and
                 MetLife Investors USA Insurance Company (effective 11-01-05) (9)


  (vii)              Participation Agreement Among Smith Barney Investment Series, Citigroup Global Markets Inc. and
                     MetLife Investors USA Insurance Company (effective 11-01-05) (9)

  (viii)             Participation Agreement Among Smith Barney Multiple Discipline Trust, Citigroup Global Markets Inc.
                     and MetLife Investors USA Insurance Company (effective 11-01-05) (9)

  (ix)         (a)   Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Asset Management,
                     Van Kampen Funds Inc. and MetLife Investors USA Insurance Company (effective 11-01-05) (9)

               (b)   Amendment to Participation Agreement (11-01-05) Among Van Kampen Life Investment Trust, Van
                     Kampen Asset Management, Van Kampen Funds, Inc. and MetLife Investors USA Insurance Company
                     et al. (effective 4-30-10) (31)

  (x)                Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                     Life Insurance Company and MetLife Investors USA Insurance Company (effective July 1, 2004) (8)

  (xi)               Participation Agreement among Greenwich Street Series Fund, CitiGroup Global Markets Inc. and
                     MetLife Investors USA Insurance Company (effective 11-1-05) (16)

  (xiii)             Participation Agreement Among Salomon Brothers Variable Series Fund Inc., Citigroup Global Markets
                     Inc. and MetLife Investors USA Insurance Company (effective 11-01-05) (18)

  (xiv)        (a)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                     Investors Distribution Company and MetLife Investors USA Insurance Company (effective 08-31-07) (21)

  (xiv)        (b)   Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife
                     Advisers, LLC, MetLife Distribution Company and MetLife Investors USA Insurance Company et al.
                     (effective 04-30-10) (36)

  (xv)         (a)   Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
                     Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC
                     and MetLife Investors USA Insurance Company (effective 01-01-09) (25)

  (xv)         (b)   Amendment to Participation Agreement (effective 01-01-09) Among Legg Mason Partners Variable
                     Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg
                     Mason Partners Fund Advisor, LLC and MetLife Investors USA Insurance Company et al. (effective
                     04-30-10) (31)

9.                   Opinion of Counsel (15)

10.                  Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.                  Not Applicable.

12.                  Not Applicable.

13.                  Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Bennett D. Kleinberg,
                     Paul A. Sylvester, Elizabeth M. Forget, George Foulke, James J. Reilly, and Jeffrey A. Tupper (32)

   (1)               incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

   (2)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

   (3)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

   (4)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

   (5)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

   (6)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

   (7)               incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                     333-125753 and 811-03365) filed electronically on September 15, 2005.

   (8)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.


      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 24, 2006.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on October 23, 2006.

   (13)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
          Nos. 333-125756 and 811-03365) filed electronically on April 16, 2007.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 17, 2007.

   (16)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
          Nos. 333-125756 and 811-03365) filed electronically on April 16, 2007.

   (17)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 15, 2008.

   (19)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

   (20)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on October 31, 2007.

   (21)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on October 31, 2007.

   (22)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 15, 2008.

   (23)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
          333-152385 and 811-03365) filed electronically on October 28, 2008.

   (24)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2009.

   (25)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 22, 2009.

   (26)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 22, 2009.

   (27)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (Files
          Nos. 333-156648 and 811-03365) filed electronically on January 9, 2009.

   (28)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

   (29)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-152385 and 811-03365) filed electronically on June 15, 2010.

   (30)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
          Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

   (31)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 21, 2011.

   (32)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 21, 2011.

   (33)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.


(34)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 File
         Nos. 333-54470 and 811-03365) filed electronically on April 11, 2012.

(35)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
         333-176374 and 811-03365) filed electronically on September 2, 2011.

(36)     incorporated herein by reference to Registrant's N-4 (File Nos. 333-179239 and 811-03365) filed electronically on January 30, 2012.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



Name and Principal Business Address   Positions and Offices with Depositor

  Michael K. Farrell                  Chairman of the Board, President, Chief Executive Officer
  10 Park Avenue
  Morristown, NJ 07962

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                     Vice President-Finance (principal financial officer and
  501 Boylston Street                 principal accounting officer)
  Boston, MA 02116

  Jay S. Kaduson                      Director and Vice President
  10 Park Avenue
  Morristown, NY 07962

  Bennett D. Kleinberg                Director and Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Elizabeth M. Forget                 Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  George Foulke                       Director
  300 Davidson Avenue
  Somerset, NJ 08873

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962

  Jeffrey A. Tupper                   Director and Assistant Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Isaac Torres                        Secretary
  1095 Avenue of the Americas
  New York, NY 10036

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Thomas G. Hogan, Jr.                Vice President
  400 Atrium Drive
  Somerset, NJ 08873

  Enid M. Reichert                    Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962


Name and Principal Business Address        Positions and Offices with Depositor

         Christopher A. Kremer             Vice President
         501 Boylston Street
         Boston, MA 02116

         Marian J. Zeldin                  Vice President
         501 Route 22
         Bridgewater, NJ 08807

         Karen A. Johnson                  Vice President
         501 Boylston Street
         Boston, MA 02116

         Roberto Baron                     Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Gregory E. Illson                 Vice President
         501 Boylston Street
         Boston, MA 02116

         Lisa S. Kuklinski                 Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Jeffrey P. Halperin               Vice President
         334 Madison Avenue
         P O Box 1949
         Morristown, MJ 07960

         Marlene B. Debel                  Treasurer
         1095 Avenue of the Americas
         New York, NY 10036

         Mark S. Reilly                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Gene L. Lunman                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Robert L. Staffier                Vice President
         501 Boylston Street
         Boston, MA 02116

         Scott E. Andrews                  Vice President
         4700 Westown Pkwy., Suite 200
         West Des Moines, IA 50266

         Rashid Ismail                     Vice President
         5 Park Plaza, Suite 1900
         Irvine, CA 92614

         Manish P. Bhatt                   Vice President
         501 Route 22
         Bridgewater, NJ 08807

         Michael F. Rogalski               Vice President
         501 Route 22
         Bridgewater, NJ 08807

         William D. Cammarata              Vice President
         18210 Crane Nest Drive
         Tampa, FL 33647

         Henry W. Blaylock                 Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Cynthia Mallett                   Vice President
         One Financial Center, 20th Floor
         Boston, MA 02111


Name and Principal Business Address   Positions and Offices with Depositor

  Sabrina K. Model                    Vice President
  501 Route 22
  Bridgewater, MJ 08807

  John J. Iwanicki                    Vice President
  18210 Crane Nest Drive
  Tampa, FL 33647

  Nan Tecotzky                        Vice President
  200 Park Avenue, 12th Floor
  New York, NY 10166

  Andrew Kaniuk                       Vice President
  501 Route 22
  Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2011

The  following  is  a list  of  subsidiaries  of MetLife,   Inc.  updated  as of
December 31, 2011.   Those  entities   which are  listed at  the left  margin
(labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and .01% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and .0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and .000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)


      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings, LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

            a) Deniz Emeklilik ve Hayat A.S. (Turkey) - 99.86% of Deniz Emeklilik ve Hayat A.S. is owned by American Life Hayat Sigorta A.S., .0000000004% by ALICO and the remaining interests are owned by third parties

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      15.   ALICO Life International Limited (Ireland)

      16.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      17. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      18. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining .000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      19.   International Investment Holding Company Limited (Russia)

      20.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      21.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining .04% is owned by International Technical and Advisory Services Limited.

      22.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      23.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      24.   ALICO Management Services Limited (United Kingdom)

      25.   ZEUS Administration Services Limited (United Kingdom)

      26.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      27. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, .0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      28.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      29.   International Technical and Advisory Services Limited (USA-Delaware)

      30.   International Services Incorporated (USA-Delaware)

      31.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      32. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      34. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      35. Inversiones Interamericana S.A. (Chile) 99.9850% of Inversiones Interamericana S.A. is owned by ALICO and .0150% by International Technical & Advisory Services.

            a) ALICO Costa Rica S.A. (Costa Rica) - 99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and 1% by La Interamericana Compania de Seguros de Vida S.A.

            b) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      36. ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and .000002% is owned by International Technical and Advisory Services Limited.

      37.   ALICO Services, Inc. (Panama)

      38. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.99994% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), .00003% is owned by American Life Insurance Company and the remaining .00003% is owned by third parties.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      39.   MetLife Seguros de Vida, S.A. (Uruguay)

      40. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      41.   Global Properties, Inc. (USA-Delaware)

      42.   Alpha Properties, Inc. (USA-Delaware)

      43.   Beta Properties, Inc. (USA-Delaware)

      44.   Delta Properties Japan, Inc. (USA-Delaware)

      45.   Epsilon Properties Japan, Inc. (USA)

      46.   Iris Properties, Inc. (USA-Delaware)

      47.   Kappa Properties Japan, Inc. (USA-Delaware)

      48.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

      49.   MetLife ALICO Preparatory Company KK (Japan)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2012, there were 384,474 owners of qualified contracts and 174,867 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust

MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D

Metropolitan Series Fund

Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
18210 Crane Nest Drive
Tampa, FL 33647

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
200 Park Avenue, 40th Floor
New York, NY 10166


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                            (2)               (3)            (4)           (5)
                                            Net Underwriting
                                             Discounts And      Compensation    Brokerage       Other
Name of Principal Underwriter                 Commissions      On Redemption   Commissions   Compensation
----------------------------------------- ------------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $1,101,222,893         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston, and The Commonwealth of Massachusetts, on this 11th day of April 2012.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY

   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)

   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 11, 2012.



/s/ Michael K. Farrell*            Chairman of the Board, President and Chief Executive Officer
--------------------------------
Michael K. Farrell

/s/ James. J. Reilly*              Vice President-Finance (principal financial officer and principal accounting officer)
--------------------------------
James J. Reilly

/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum

/s/ George Foulke*                 Director
--------------------------------
George Foulke

/s/ Elizabeth M. Forget*           Director and Executive Vice President
--------------------------------
Elizabeth M. Forget

/s/ Jay S. Kaduson*                Director and Vice President
--------------------------------
Jay S. Kaduson

/s/ Bennett D. Kleinberg*          Director and Vice President
--------------------------------
Bennett D. Kleinberg

/s/ Paul A. Sylvester*            Director
--------------------------------
Paul A. Sylvester

/s/ Jeffrey A. Tupper*             Director and Assistant Vice President
--------------------------------
Jeffrey A. Tupper



   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 11, 2012


* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File Nos. 333-125757/811-03365) filed as Exhibit 13 on April 21, 2011.

                               INDEX TO EXHIBITS


10     Consent of Independent Registered Public Accounting Firm (Deloitte &
          Touche LLP)